UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: September 1, 2011 — November 30, 2011

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. Broad Market ETF™

Portfolio Holdings as of November 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	753,046,622	758,484,963
0.1%		Other Investment Company	425,470	425,470

99.9%		Total Investments	753,472,092	758,910,433
0.2%		Collateral Invested for Securities on Loan	1,828,184	1,828,184
(0	.1)%	Other Assets and Liabilities, Net		(484,834)

100.0%		Net Assets		760,253,783

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 0.8%
BorgWarner, Inc. *	6,565	432,765
Cooper Tire & Rubber Co.	5,050	67,670
Dana Holding Corp. *	8,585	106,969
Ford Motor Co. *	208,565	2,210,789
General Motors Co. *	31,310	666,590
Gentex Corp.	7,575	223,311
Harley-Davidson, Inc.	13,130	482,790
Johnson Controls, Inc.	37,370	1,176,407
Lear Corp.	6,060	254,096
Tenneco, Inc. *	3,030	87,749
Tesla Motors, Inc. *(a)	3,030	99,202
The Goodyear Tire & Rubber Co. *	16,160	226,078
Thor Industries, Inc.	2,525	61,105
TRW Automotive Holdings Corp. *	6,060	197,920
Visteon Corp. *	3,042	170,200

		6,463,641

Banks 2.9%
Associated Banc-Corp	8,080	84,032
Astoria Financial Corp.	8,080	60,923
BancorpSouth, Inc.	4,040	39,592
Bank of Hawaii Corp.	2,525	107,439
Bank of the Ozarks, Inc.	2,020	57,267
BankUnited, Inc.	4,040	87,628
BB&T Corp.	38,380	889,265
BOK Financial Corp.	2,020	110,797
CapitalSource, Inc.	23,735	153,091
Capitol Federal Financial, Inc.	12,625	142,915
Cathay General Bancorp	6,060	84,052
CIT Group, Inc. *	11,615	393,284
City Holding Co.	1,010	32,886
City National Corp.	2,525	107,110
Columbia Banking System, Inc.	3,535	63,630
Comerica, Inc.	11,615	292,930
Commerce Bancshares, Inc.	4,772	177,654
Community Bank System, Inc.	2,020	53,368
Cullen/Frost Bankers, Inc.	3,030	153,227
CVB Financial Corp.	10,100	99,283
East West Bancorp, Inc.	8,585	168,008
F.N.B. Corp.	11,110	118,433
Fifth Third Bancorp	53,025	641,072
First Citizens BancShares, Inc., Class A	505	86,688
First Financial Bancorp	3,086	49,006
First Financial Bankshares, Inc. (a)	2,525	83,325
First Horizon National Corp.	17,675	136,097
First Midwest Bancorp, Inc.	5,050	47,975
First Niagara Financial Group, Inc.	17,170	151,096
First Republic Bank *	4,040	114,655
FirstMerit Corp.	6,060	88,537
Fulton Financial Corp.	9,595	89,809
Glacier Bancorp, Inc.	6,060	72,781
Hancock Holding Co.	6,565	200,462
Home Bancshares, Inc.	2,020	50,217
Hudson City Bancorp, Inc.	26,765	149,616
Huntington Bancshares, Inc.	47,470	249,217
IBERIABANK Corp.	1,515	75,477
International Bancshares Corp.	5,050	90,294
Investors Bancorp, Inc. *	7,575	103,702
KeyCorp	50,500	368,145
M&T Bank Corp.	7,070	515,969
MB Financial, Inc.	4,545	77,174
National Penn Bancshares, Inc.	12,625	105,166
NBT Bancorp, Inc.	3,535	75,296
New York Community Bancorp, Inc.	23,735	285,769
Northwest Bancshares, Inc.	7,575	94,081
Ocwen Financial Corp. *	7,070	93,112
Old National Bancorp	7,575	84,991
Oritani Financial Corp.	3,535	45,990
PacWest Bancorp	2,525	47,167
Park National Corp. (a)	1,515	92,263
People’s United Financial, Inc.	19,190	238,915
PNC Financial Services Group, Inc.	28,785	1,560,435
Popular, Inc. *	55,659	82,932
PrivateBancorp, Inc.	4,545	43,632
Prosperity Bancshares, Inc.	2,525	100,975
Provident Financial Services, Inc.	4,040	52,884
Regions Financial Corp.	67,670	278,124
Signature Bank *	2,525	147,536
SunTrust Banks, Inc.	32,320	585,962
Susquehanna Bancshares, Inc.	7,581	60,042
SVB Financial Group *	2,020	95,021
Synovus Financial Corp.	35,855	53,424
TCF Financial Corp.	6,565	66,044
Texas Capital Bancshares, Inc. *	3,535	102,020
TFS Financial Corp. *	7,070	65,468
Trustmark Corp.	4,040	90,334
U.S. Bancorp	106,555	2,761,906
UMB Financial Corp.	2,020	72,114
Umpqua Holdings Corp.	8,080	101,000

 1

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United Bankshares, Inc. (a)	4,040	107,949
Valley National Bancorp (a)	12,625	148,975
Washington Federal, Inc.	6,060	78,841
Webster Financial Corp.	6,060	119,382
Wells Fargo & Co.	275,225	7,117,318
WesBanco, Inc.	1,515	29,755
Westamerica Bancorp	1,515	69,554
Wintrust Financial Corp.	2,525	70,170
Zions Bancorp	9,595	154,384

		22,297,059

Capital Goods 8.1%
3M Co.	35,855	2,905,689
A.O. Smith Corp.	2,020	79,305
AAR CORP.	2,020	36,885
Actuant Corp., Class A	4,545	104,171
Acuity Brands, Inc.	2,525	126,881
Aecom Technology Corp. *	5,555	119,155
Aegion Corp. *	2,020	30,623
Aerovironment, Inc. *	1,515	46,223
AGCO Corp. *	5,050	231,037
Air Lease Corp. *	5,050	113,221
Aircastle Ltd.	4,545	52,813
Alliant Techsystems, Inc.	1,515	89,143
American Science & Engineering, Inc.	505	36,971
AMETEK, Inc.	9,090	389,416
Applied Industrial Technologies, Inc.	4,545	156,939
Armstrong World Industries, Inc.	2,020	80,174
Barnes Group, Inc.	4,545	113,216
BE Aerospace, Inc. *	6,060	236,037
Beacon Roofing Supply, Inc. *	2,525	49,313
Belden, Inc.	3,030	100,111
Brady Corp., Class A	2,525	75,599
Briggs & Stratton Corp.	4,040	60,883
Carlisle Cos., Inc.	3,535	157,661
Caterpillar, Inc.	31,815	3,114,052
Chart Industries, Inc. *	1,536	93,481
CLARCOR, Inc.	3,030	146,713
Cooper Industries plc	10,110	561,408
Crane Co.	3,030	145,410
Cubic Corp.	2,020	85,709
Cummins, Inc.	10,100	972,933
Curtiss-Wright Corp.	2,525	83,199
Danaher Corp.	31,815	1,539,210
Deere & Co.	23,230	1,840,977
DigitalGlobe, Inc. *	2,539	37,831
Donaldson Co., Inc.	4,040	276,134
Dover Corp.	10,100	555,197
Eaton Corp.	18,180	816,464
EMCOR Group, Inc.	3,535	90,602
Emerson Electric Co.	41,915	2,190,059
EnerSys *	3,535	85,017
ESCO Technologies, Inc.	2,020	54,742
Esterline Technologies Corp. *	2,020	108,817
Exelis, Inc. *	10,100	90,294
Fastenal Co.	15,655	652,031
Flowserve Corp.	3,030	311,393
Fluor Corp.	10,100	553,682
Fortune Brands Home & Security, Inc. *	8,585	143,198
Foster Wheeler AG *	6,260	116,123
Franklin Electric Co., Inc.	1,515	71,311
Gardner Denver, Inc.	3,030	259,732
GATX Corp.	3,030	129,351
General Cable Corp. *	2,650	70,225
General Dynamics Corp.	16,665	1,100,890
General Electric Co.	584,285	9,295,974
Goodrich Corp.	7,070	862,611
Graco, Inc.	3,535	151,970
GrafTech International Ltd. *	7,070	102,091
Granite Construction, Inc.	3,030	75,447
Harsco Corp.	4,545	93,809
HEICO Corp., Class A	2,525	103,399
Hexcel Corp. *	7,070	176,184
Honeywell International, Inc.	38,885	2,105,623
Hubbell, Inc., Class B	3,030	198,223
Huntington Ingalls Industries, Inc. *	3,030	96,202
IDEX Corp.	4,545	165,711
II-VI, Inc. *	4,060	79,454
Illinois Tool Works, Inc.	23,735	1,078,518
Ingersoll-Rand plc	19,190	635,573
ITT Corp.	5,050	101,858
Jacobs Engineering Group, Inc. *	7,070	293,688
Joy Global, Inc.	6,060	553,157
Kaman Corp.	1,515	47,010
Kaydon Corp.	2,525	79,740
KBR, Inc.	9,090	262,701
Kennametal, Inc.	4,545	173,210
L-3 Communications Holdings, Inc.	6,565	435,259
Lennox International, Inc.	3,030	100,384
Lincoln Electric Holdings, Inc.	5,050	199,374
Lockheed Martin Corp.	14,670	1,146,460
Masco Corp.	21,210	203,192
MasTec, Inc. *	6,565	105,106
Meritor, Inc. *	2,034	12,102
Moog, Inc., Class A *	3,030	126,715
MSC Industrial Direct Co., Class A	2,525	175,563
Mueller Industries, Inc.	3,030	115,564
Navistar International Corp. *	3,535	131,608
Nordson Corp.	3,030	142,592
Northrop Grumman Corp.	15,150	864,610
Orbital Sciences Corp. *	3,030	44,996
Oshkosh Corp. *	5,050	103,626
Owens Corning, Inc. *	5,555	159,428
PACCAR, Inc.	20,200	819,514
Pall Corp.	6,565	357,727
Parker Hannifin Corp.	9,090	752,470
Pentair, Inc.	5,555	211,257
Polypore International, Inc. *	2,020	99,081
Precision Castparts Corp.	8,080	1,331,180
Quanex Building Products Corp.	2,020	30,462
Quanta Services, Inc. *	11,110	228,755
Raytheon Co.	21,210	966,540
Regal-Beloit Corp.	2,020	106,373
Robbins & Myers, Inc.	3,535	188,062
Rockwell Automation, Inc.	8,080	606,242
Rockwell Collins, Inc.	8,585	471,316
Roper Industries, Inc.	5,050	430,209
RSC Holdings, Inc. *	5,555	67,549
Simpson Manufacturing Co., Inc.	3,030	100,293
Snap-On, Inc.	3,030	155,439
Spirit AeroSystems Holdings, Inc., Class A *	5,120	99,891

2

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SPX Corp.	3,030	192,102
Stanley Black & Decker, Inc.	9,595	627,801
Teledyne Technologies, Inc. *	2,525	143,117
Terex Corp. *	6,565	101,298
Textainer Group Holdings Ltd.	2,525	68,428
Textron, Inc.	15,655	304,177
The Babcock & Wilcox Co. *	6,565	148,894
The Boeing Co.	36,865	2,532,257
The Manitowoc Co., Inc.	8,585	95,036
The Middleby Corp. *	1,515	138,289
The Shaw Group, Inc. *	4,545	112,807
The Timken Co.	4,545	190,935
The Toro Co.	2,020	114,069
Thomas & Betts Corp. *	3,030	157,590
TransDigm Group, Inc. *	3,030	292,153
Trinity Industries, Inc.	4,545	129,896
Triumph Group, Inc.	3,030	180,255
Tutor Perini Corp. *	4,040	66,620
Tyco International Ltd.	25,755	1,235,210
United Rentals, Inc. *	3,072	86,446
United Technologies Corp.	43,935	3,365,421
Universal Forest Products, Inc.	1,010	28,149
URS Corp. *	4,545	164,256
USG Corp. *(a)	6,060	59,327
Valmont Industries, Inc.	1,010	86,032
W.W. Grainger, Inc.	3,535	660,691
WABCO Holdings, Inc. *	3,535	166,180
Wabtec Corp.	2,525	172,331
Watsco, Inc.	1,515	96,202
Watts Water Technologies, Inc., Class A	2,525	96,455
WESCO International, Inc. *	3,030	154,409
Woodward, Inc.	3,030	128,290
Xylem, Inc. *	10,100	241,390

		61,845,256

Commercial & Professional Services 1.0%
ABM Industries, Inc.	4,040	87,789
Acacia Research - Acacia Technologies *	2,020	70,336
Avery Dennison Corp.	6,060	158,833
Cintas Corp.	8,080	245,632
Clean Harbors, Inc. *	3,535	211,994
Copart, Inc. *	4,040	181,517
Corrections Corp. of America *	6,060	127,260
CoStar Group, Inc. *	2,020	134,411
Covanta Holding Corp.	7,575	113,095
Deluxe Corp.	6,060	138,532
Equifax, Inc.	7,070	262,650
FTI Consulting, Inc. *	3,030	129,957
Healthcare Services Group, Inc.	6,060	109,444
Herman Miller, Inc.	5,050	109,029
HNI Corp.	3,030	79,386
IHS, Inc., Class A *	2,525	223,159
Insperity, Inc.	1,524	37,780
Interface, Inc., Class A	5,555	63,883
Iron Mountain, Inc.	10,100	306,737
KAR Auction Services, Inc. *	5,051	66,370
Korn/Ferry International *	5,050	84,992
Manpower, Inc.	4,545	166,483
Mine Safety Appliances Co.	3,030	106,717
Nielsen Holdings N.V. *	3,060	88,893
Pitney Bowes, Inc.	11,615	216,387
R.R. Donnelley & Sons Co.	11,615	174,457
Republic Services, Inc.	17,170	471,316
Resources Connection, Inc.	4,545	48,632
Robert Half International, Inc.	8,585	227,417
Rollins, Inc.	6,060	134,532
Steelcase, Inc., Class A	7,134	55,931
Stericycle, Inc. *	4,545	368,236
Sykes Enterprises, Inc. *	3,535	57,585
Tetra Tech, Inc. *	3,030	67,842
The Advisory Board Co. *	1,010	73,104
The Brink’s Co.	3,030	74,599
The Corporate Executive Board Co.	3,030	118,746
The Dun & Bradstreet Corp.	3,030	211,706
The Geo Group, Inc. *	4,040	71,508
Towers Watson & Co., Class A	2,525	164,529
TrueBlue, Inc. *	3,030	38,996
UniFirst Corp.	1,010	58,408
United Stationers, Inc.	3,030	101,626
Verisk Analytics, Inc., Class A *	6,565	257,873
Waste Connections, Inc.	6,695	219,395
Waste Management, Inc.	24,745	774,518

		7,292,222

Consumer Durables & Apparel 1.4%
American Greetings Corp., Class A	3,535	60,060
Brunswick Corp.	8,585	159,853
Carter’s, Inc. *	3,535	140,587
Coach, Inc.	16,675	1,043,688
Columbia Sportswear Co.	2,020	102,616
Crocs, Inc. *	5,606	86,949
D.R. Horton, Inc.	16,160	192,466
Deckers Outdoor Corp. *	2,525	275,086
Fossil, Inc. *	3,030	271,458
Garmin Ltd.	6,565	240,213
Hanesbrands, Inc. *	5,555	136,820
Harman International Industries, Inc.	3,535	145,996
Hasbro, Inc.	6,565	235,093
Iconix Brand Group, Inc. *	7,070	122,028
Jarden Corp.	4,545	141,531
Leggett & Platt, Inc.	9,090	203,434
Lennar Corp., Class A	8,585	158,050
M.D.C Holdings, Inc.	2,525	45,071
Mattel, Inc.	20,705	596,511
Mohawk Industries, Inc. *	3,030	165,317
Newell Rubbermaid, Inc.	16,160	247,248
NIKE, Inc., Class B	20,705	1,991,407
NVR, Inc. *	298	199,615
Polaris Industries, Inc.	4,040	242,804
PulteGroup, Inc. *	19,190	117,251
PVH Corp.	3,535	239,991
Ralph Lauren Corp.	3,535	501,475
Steven Madden Ltd. *	2,525	90,042
Tempur-Pedic International, Inc. *	4,545	248,202
The Jones Group, Inc.	5,050	54,793
The Ryland Group, Inc.	4,545	68,357
The Warnaco Group, Inc. *	2,525	127,992
Toll Brothers, Inc. *	7,575	153,848
Tupperware Brands Corp.	3,535	205,949
Under Armour, Inc., Class A *	3,030	246,430

 3

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Vera Bradley, Inc. *(a)	1,515	58,176
VF Corp.	5,050	700,384
Whirlpool Corp.	4,040	198,202
Wolverine World Wide, Inc.	3,030	111,625

		10,326,618

Consumer Services 2.4%
Ameristar Casinos, Inc.	1,515	26,513
Apollo Group, Inc., Class A *	7,070	342,754
Bally Technologies, Inc. *	3,030	116,170
BJ’s Restaurants, Inc. *	1,515	72,841
Bob Evans Farms, Inc.	3,030	101,444
Boyd Gaming Corp. *(a)	10,100	67,670
Bridgepoint Education, Inc. *(a)	3,140	69,080
Brinker International, Inc.	6,565	158,085
Buffalo Wild Wings, Inc. *	2,020	130,250
Carnival Corp.	23,735	788,002
Chipotle Mexican Grill, Inc. *	2,020	649,551
Choice Hotels International, Inc.	2,525	90,622
Coinstar, Inc. *(a)	1,588	67,792
Cracker Barrel Old Country Store, Inc.	1,515	72,053
Darden Restaurants, Inc.	7,575	361,403
DeVry, Inc.	3,535	121,993
Domino’s Pizza, Inc. *	4,096	134,922
Dunkin’ Brands Group, Inc. *	2,525	63,883
Gaylord Entertainment Co. *	2,020	42,864
H&R Block, Inc.	18,685	293,915
Hillenbrand, Inc.	4,040	91,829
Hyatt Hotels Corp., Class A *	2,020	72,094
International Game Technology	17,170	292,920
International Speedway Corp., Class A	3,030	74,538
ITT Educational Services, Inc. *(a)	2,020	111,019
Jack in the Box, Inc. *	4,040	82,820
K12, Inc. *	2,020	50,439
Las Vegas Sands Corp. *	21,447	1,001,789
Life Time Fitness, Inc. *	3,535	143,981
Marriott International, Inc., Class A	17,170	525,746
Marriott Vacations Worldwide Corp. *	1,718	27,451
Matthews International Corp., Class A	2,020	67,003
McDonald’s Corp.	57,065	5,450,849
MGM Resorts International *	17,410	179,149
Orient-Express Hotels Ltd., Class A *	5,050	36,310
P.F. Chang’s China Bistro, Inc.	1,010	30,633
Panera Bread Co., Class A *	1,515	217,221
Penn National Gaming, Inc. *	3,535	131,184
Regis Corp.	5,050	81,911
Royal Caribbean Cruises Ltd.	7,575	209,903
Scientific Games Corp., Class A *	6,060	52,116
Service Corp. International	14,140	144,935
Six Flags Entertainment Corp.	4,040	153,520
Sotheby’s	3,631	114,050
Starbucks Corp.	40,905	1,778,550
Starwood Hotels & Resorts Worldwide, Inc.	10,605	505,646
Strayer Education, Inc. (a)	1,010	98,233
The Cheesecake Factory, Inc. *	4,040	114,574
The Wendy’s Co.	20,705	102,697
Vail Resorts, Inc.	2,020	89,890
Weight Watchers International, Inc.	2,525	148,394
WMS Industries, Inc. *	2,525	52,949
Wyndham Worldwide Corp.	10,100	358,045
Wynn Resorts Ltd.	5,050	608,828
Yum! Brands, Inc.	25,755	1,443,310

		18,416,333

Diversified Financials 4.8%
Affiliated Managers Group, Inc. *	3,030	286,547
American Express Co.	59,085	2,838,443
Ameriprise Financial, Inc.	14,140	649,167
Bank of America Corp.	555,500	3,021,920
Bank of New York Mellon Corp.	68,680	1,336,513
BlackRock, Inc.	5,555	955,682
Capital One Financial Corp.	25,755	1,150,218
Cash America International, Inc.	2,525	125,518
CBOE Holdings, Inc.	5,597	150,671
Citigroup, Inc.	159,075	4,371,381
CME Group, Inc.	3,535	881,205
Cohen & Steers, Inc. (a)	1,068	29,071
Credit Acceptance Corp. *	1,028	84,306
DFC Global Corp. *	1,074	19,493
Discover Financial Services	30,300	721,746
Duff & Phelps Corp., Class A	4,545	67,175
E*TRADE Financial Corp. *	13,635	125,169
Eaton Vance Corp.	6,565	157,757
EZCORP, Inc., Class A *	2,216	64,464
Federated Investors, Inc., Class B (a)	5,059	80,286
First Cash Financial Services, Inc. *	2,525	91,658
Franklin Resources, Inc.	8,590	866,044
Greenhill & Co., Inc.	2,020	77,891
IntercontinentalExchange, Inc. *	4,040	491,749
Invesco Ltd.	25,755	521,539
Janus Capital Group, Inc.	10,100	66,660
Jefferies Group, Inc. (a)	6,060	69,326
JPMorgan Chase & Co.	214,120	6,631,296
Knight Capital Group, Inc., Class A *	5,050	63,782
Legg Mason, Inc.	9,090	241,158
Leucadia National Corp.	11,110	260,196
LPL Investment Holdings, Inc. *	3,834	115,020
MarketAxess Holdings, Inc.	1,074	31,082
Moody’s Corp.	11,615	403,157
Morgan Stanley	96,960	1,434,038
MSCI, Inc., Class A *	6,199	209,216
Northern Trust Corp.	13,635	513,085
NYSE Euronext	14,645	418,261
PHH Corp. *	5,050	77,568
PICO Holdings, Inc. *	2,525	55,904
Portfolio Recovery Associates, Inc. *	2,034	141,099
Raymond James Financial, Inc.	5,555	165,595
SEI Investments Co.	9,090	152,712
SLM Corp.	28,785	370,751
State Street Corp.	28,280	1,121,302
Stifel Financial Corp. *	2,241	71,040
T. Rowe Price Group, Inc.	14,140	802,586
TD Ameritrade Holding Corp.	13,130	213,888
The Charles Schwab Corp. (b)	57,916	692,675
The Goldman Sachs Group, Inc.	23,735	2,275,237
The NASDAQ OMX Group, Inc. *	8,585	225,356
Waddell & Reed Financial, Inc., Class A	4,545	123,533
World Acceptance Corp. *	1,515	103,959

		36,215,095

4

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 11.6%
Alpha Natural Resources, Inc. *	12,783	306,792
Anadarko Petroleum Corp.	27,775	2,257,274
Apache Corp.	20,705	2,058,905
Apco Oil & Gas International, Inc.	1,022	81,198
Arch Coal, Inc.	11,110	182,093
Atwood Oceanics, Inc. *	3,030	124,230
Baker Hughes, Inc.	24,240	1,323,746
Berry Petroleum Co., Class A	3,030	132,956
Bill Barrett Corp. *	3,535	137,865
Brigham Exploration Co. *	8,585	312,752
Bristow Group, Inc.	2,525	116,301
Cabot Oil & Gas Corp.	6,060	536,855
Cameron International Corp. *	14,140	763,419
CARBO Ceramics, Inc.	1,515	215,615
Carrizo Oil & Gas, Inc. *	1,354	38,535
Chesapeake Energy Corp.	35,855	908,566
Chevron Corp.	110,090	11,319,454
Cimarex Energy Co.	5,050	338,754
Clean Energy Fuels Corp. *(a)	3,535	46,309
Cloud Peak Energy, Inc. *	6,394	136,640
Cobalt International Energy, Inc. *	6,632	70,896
Complete Production Services, Inc. *	4,545	158,484
Comstock Resources, Inc. *	2,525	41,991
Concho Resources, Inc. *	6,060	615,817
ConocoPhillips	70,195	5,006,307
CONSOL Energy, Inc.	12,243	509,799
Contango Oil & Gas Co. *	505	31,815
Continental Resources, Inc. *	4,040	285,184
CVR Energy, Inc. *	4,221	76,822
Denbury Resources, Inc. *	21,764	367,812
Devon Energy Corp.	22,731	1,487,971
Diamond Offshore Drilling, Inc.	3,535	212,630
Dresser-Rand Group, Inc. *	5,050	262,953
Dril-Quip, Inc. *	1,515	107,762
El Paso Corp.	44,440	1,111,444
Energen Corp.	4,040	204,909
EOG Resources, Inc.	14,645	1,519,272
EQT Corp.	8,585	532,356
EXCO Resources, Inc. (a)	9,595	114,276
Exterran Holdings, Inc. *	1,587	18,187
Exxon Mobil Corp.	267,145	21,489,144
FMC Technologies, Inc. *	14,140	740,370
Forest Oil Corp. *	6,060	97,202
Gulfmark Offshore, Inc., Class A *	3,030	135,835
Gulfport Energy Corp. *	2,545	80,804
Halliburton Co.	50,500	1,858,400
Helix Energy Solutions Group, Inc. *	5,555	98,546
Helmerich & Payne, Inc.	5,555	316,413
Hess Corp.	17,170	1,033,977
HollyFrontier Corp.	12,120	281,790
Hornbeck Offshore Services, Inc. *	2,020	68,155
ION Geophysical Corp. *	9,595	55,747
Key Energy Services, Inc. *	9,595	144,884
Kinder Morgan, Inc. (a)	5,100	150,450
Kodiak Oil & Gas Corp. *	19,206	170,549
Lufkin Industries, Inc.	2,020	141,562
Marathon Oil Corp.	39,895	1,115,464
Marathon Petroleum Corp.	20,200	674,478
McDermott International, Inc. *	13,130	148,500
McMoRan Exploration Co. *	7,821	124,980
Murphy Oil Corp.	10,605	593,032
Nabors Industries Ltd. *	16,665	298,970
National-Oilwell Varco, Inc.	23,735	1,701,799
Newfield Exploration Co. *	7,575	346,935
Newpark Resources, Inc. *	5,080	45,517
Noble Corp. *	13,814	476,997
Noble Energy, Inc.	10,100	993,739
Northern Oil and Gas, Inc. *	3,535	86,572
Oasis Petroleum, Inc. *	4,040	123,099
Occidental Petroleum Corp.	44,440	4,395,116
Oceaneering International, Inc.	6,060	288,214
Oil States International, Inc. *	2,525	190,006
Patriot Coal Corp. *	6,565	68,342
Patterson-UTI Energy, Inc.	9,090	191,072
Peabody Energy Corp.	15,655	614,146
Pioneer Drilling Co. *	6,565	72,084
Pioneer Natural Resources Co.	6,565	620,655
Plains Exploration & Production Co. *	8,080	287,486
QEP Resources, Inc.	9,090	296,788
Quicksilver Resources, Inc. *	7,070	57,267
Range Resources Corp.	9,090	651,844
Rosetta Resources, Inc. *	3,535	192,092
Rowan Cos., Inc. *	7,070	239,744
RPC, Inc.	1,926	37,596
SandRidge Energy, Inc. *	19,716	144,913
Schlumberger Ltd.	74,235	5,592,123
SEACOR Holdings, Inc.	1,010	87,638
Ship Finance International Ltd. (a)	4,040	40,440
SM Energy Co.	3,535	280,997
Southern Union Co.	6,565	270,609
Southwestern Energy Co. *	19,190	730,179
Spectra Energy Corp.	35,855	1,054,854
Stone Energy Corp. *	1,515	42,859
Sunoco, Inc.	6,565	254,788
Superior Energy Services, Inc. *	4,545	135,032
Swift Energy Co. *	2,020	59,368
Targa Resources Corp.	1,284	44,388
Teekay Corp.	4,040	111,585
Tesco Corp. *	4,545	60,585
Tesoro Corp. *	8,080	193,031
TETRA Technologies, Inc. *	3,779	34,691
The Williams Cos., Inc.	32,320	1,043,290
Tidewater, Inc.	3,030	152,712
Ultra Petroleum Corp. *	8,585	302,278
Unit Corp. *	2,525	127,815
Valero Energy Corp.	31,310	697,274
Weatherford International Ltd. *	40,413	612,661
Whiting Petroleum Corp. *	7,070	328,826
World Fuel Services Corp.	3,535	151,545

		88,425,789

Food & Staples Retailing 2.1%
Casey’s General Stores, Inc.	2,525	134,785
Costco Wholesale Corp.	24,240	2,067,672
CVS Caremark Corp.	74,885	2,908,533
Fresh Market, Inc. *	1,214	47,625
Nash Finch Co.	1,010	28,028
PriceSmart, Inc.	2,020	137,057
Ruddick Corp.	2,178	86,793
Safeway, Inc.	19,641	392,820
SUPERVALU, Inc. (a)	11,301	83,062

 5

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sysco Corp.	32,320	922,413
The Andersons, Inc.	1,515	67,099
The Kroger Co.	30,751	712,808
United Natural Foods, Inc. *	2,525	96,783
Wal-Mart Stores, Inc.	96,960	5,710,944
Walgreen Co.	50,103	1,689,473
Whole Foods Market, Inc.	8,585	584,639

		15,670,534

Food, Beverage & Tobacco 5.6%
Altria Group, Inc.	114,130	3,274,390
Archer-Daniels-Midland Co.	34,231	1,031,038
Beam, Inc.	8,585	450,884
Brown-Forman Corp., Class B	6,060	483,648
Bunge Ltd.	8,080	505,000
Campbell Soup Co.	11,615	378,649
Chiquita Brands International, Inc. *	4,545	37,769
Coca-Cola Enterprises, Inc.	18,180	474,861
ConAgra Foods, Inc.	24,745	625,059
Constellation Brands, Inc., Class A *	11,110	216,312
Corn Products International, Inc.	4,545	236,294
Darling International, Inc. *	6,565	94,339
Dean Foods Co. *	9,595	97,485
Diamond Foods, Inc. (a)	1,515	42,041
Dole Food Co., Inc. *	5,555	46,940
Dr. Pepper Snapple Group, Inc.	13,295	485,666
Flowers Foods, Inc.	8,080	159,742
General Mills, Inc.	34,340	1,371,883
Green Mountain Coffee Roasters, Inc. *	6,565	344,203
H.J. Heinz Co.	18,180	957,177
Hansen Natural Corp. *	4,040	372,488
Hormel Foods Corp.	8,080	243,289
J&J Snack Foods Corp.	1,062	55,096
Kellogg Co.	14,163	696,253
Kraft Foods, Inc., Class A	90,900	3,286,035
Lancaster Colony Corp.	1,022	71,949
Lorillard, Inc.	8,121	906,466
McCormick & Co., Inc.	7,070	344,309
Mead Johnson Nutrition Co.	11,134	839,058
Molson Coors Brewing Co., Class B	8,585	348,465
PepsiCo, Inc.	87,365	5,591,360
Philip Morris International, Inc.	96,455	7,353,729
Ralcorp Holdings, Inc. *	3,030	246,400
Reynolds American, Inc.	18,180	761,015
Sara Lee Corp.	32,320	612,787
Smithfield Foods, Inc. *	8,585	210,247
Snyders-Lance, Inc.	3,030	64,024
The Coca-Cola Co.	117,160	7,876,667
The Hain Celestial Group, Inc. *	2,525	94,283
The Hershey Co.	8,585	495,183
The J.M. Smucker Co.	6,565	498,809
Tootsie Roll Industries, Inc.	1,515	36,527
TreeHouse Foods, Inc. *	2,020	133,179
Tyson Foods, Inc., Class A	15,655	315,292
Vector Group Ltd. (a)	2,938	53,060

		42,819,350

Health Care Equipment & Services 4.3%
Accretive Health, Inc. *(a)	4,040	93,243
Aetna, Inc.	21,210	887,002
Alere, Inc. *	4,545	106,308
Align Technology, Inc. *	4,545	111,352
Allscripts Healthcare Solutions, Inc. *	10,605	206,373
AMERIGROUP Corp. *	3,535	202,096
AmerisourceBergen Corp.	16,665	619,105
AmSurg Corp. *	3,535	92,193
athenahealth, Inc. *	2,020	119,988
Baxter International, Inc.	32,320	1,669,651
Becton, Dickinson & Co.	11,615	856,955
Boston Scientific Corp. *	84,335	497,576
Brookdale Senior Living, Inc. *	5,050	78,528
C.R. Bard, Inc.	5,555	484,340
Cardinal Health, Inc.	20,200	857,692
CareFusion Corp. *	12,625	312,847
Catalyst Health Solutions, Inc. *	2,525	131,350
Centene Corp. *	3,030	117,291
Cerner Corp. *	8,080	492,718
Chemed Corp.	1,515	81,295
CIGNA Corp.	15,150	670,084
Community Health Systems, Inc. *	5,555	110,378
CONMED Corp. *	3,535	92,935
Coventry Health Care, Inc. *	8,585	274,205
Covidien plc	27,775	1,265,151
Cyberonics, Inc. *	2,020	61,267
DaVita, Inc. *	5,555	423,180
DENTSPLY International, Inc.	8,080	291,769
Edwards Lifesciences Corp. *	6,060	400,142
Emeritus Corp. *	3,535	56,207
Express Scripts, Inc. *	24,745	1,129,609
Gen-Probe, Inc. *	2,525	159,050
Haemonetics Corp. *	1,515	89,733
HCA Holdings, Inc. *	7,070	172,367
Health Management Associates, Inc., Class A *	14,645	120,382
Health Net, Inc. *	5,555	172,983
HEALTHSOUTH Corp. *	5,050	87,264
Healthspring, Inc. *	3,030	165,499
Henry Schein, Inc. *	5,050	324,917
Hill-Rom Holdings, Inc.	3,535	111,706
HMS Holdings Corp. *	6,060	183,800
Hologic, Inc. *	14,140	249,005
Humana, Inc.	9,595	850,885
IDEXX Laboratories, Inc. *	3,535	265,797
Integra LifeSciences Holdings Corp. *	1,529	49,127
Intuitive Surgical, Inc. *	2,113	917,486
Invacare Corp.	3,535	72,609
Kindred Healthcare, Inc. *	5,050	62,620
Laboratory Corp. of America Holdings *	6,060	519,463
Landauer, Inc.	505	25,619
LifePoint Hospitals, Inc. *	3,030	118,867
Lincare Holdings, Inc.	5,555	131,653
Magellan Health Services, Inc. *	2,020	102,333
MAKO Surgical Corp. *(a)	4,040	116,352
Masimo Corp.	3,030	62,600
McKesson Corp.	13,635	1,108,662
Medco Health Solutions, Inc. *	21,715	1,230,589
MEDNAX, Inc. *	2,525	170,185
Medtronic, Inc.	59,086	2,152,503
Meridian Bioscience, Inc.	3,535	67,625
MWI Veterinary Supply, Inc. *	1,010	69,801

6

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NuVasive, Inc. *	2,066	28,511
NxStage Medical, Inc. *	6,394	125,195
Omnicare, Inc.	6,565	214,085
Owens & Minor, Inc.	3,535	108,878
Patterson Cos., Inc.	5,555	167,594
PSS World Medical, Inc. *	3,535	86,183
Quality Systems, Inc.	3,030	107,111
Quest Diagnostics, Inc.	8,585	503,596
ResMed, Inc. *	8,080	210,484
Sirona Dental Systems, Inc. *	2,525	112,211
St. Jude Medical, Inc.	19,201	738,086
STERIS Corp.	3,030	91,112
Stryker Corp.	17,170	838,411
Teleflex, Inc.	2,020	122,978
Tenet Healthcare Corp. *	27,270	126,805
The Cooper Cos., Inc.	2,525	154,681
Thoratec Corp. *	3,030	92,173
UnitedHealth Group, Inc.	59,085	2,881,575
Universal American Corp.	4,545	59,676
Universal Health Services, Inc., Class B	5,050	203,111
Varian Medical Systems, Inc. *	7,070	439,966
VCA Antech, Inc. *	4,545	89,355
Volcano Corp. *	3,030	74,750
WellCare Health Plans, Inc. *	2,020	118,069
WellPoint, Inc.	20,705	1,460,738
West Pharmaceutical Services, Inc.	2,020	77,831
Wright Medical Group, Inc. *	3,030	44,480
Zimmer Holdings, Inc. *	10,605	536,083
Zoll Medical Corp. *	1,515	69,735

		32,607,775

Household & Personal Products 2.2%
Avon Products, Inc.	23,735	403,495
Church & Dwight Co., Inc.	8,080	357,540
Colgate-Palmolive Co.	27,270	2,495,205
Energizer Holdings, Inc. *	4,040	292,011
Herbalife Ltd.	7,070	390,971
Kimberly-Clark Corp.	21,715	1,551,971
Nu Skin Enterprises, Inc., Class A	3,535	168,761
Spectrum Brands Holdings, Inc. *	2,525	70,751
The Clorox Co.	7,575	492,072
The Estee Lauder Cos., Inc., Class A	6,565	774,539
The Procter & Gamble Co.	150,490	9,717,139

		16,714,455

Insurance 3.9%
ACE Ltd.	18,685	1,299,168
Aflac, Inc.	26,260	1,140,734
Alleghany Corp. *(a)	512	147,456
Allied World Assurance Co. Holdings AG	2,020	120,170
American Financial Group, Inc.	4,040	145,440
American International Group, Inc. *	23,230	541,491
AMERISAFE, Inc. *	1,010	23,674
AmTrust Financial Services, Inc.	3,535	93,713
Aon Corp.	18,201	836,700
Arch Capital Group Ltd. *	9,090	343,329
Argo Group International Holdings Ltd.	2,020	59,186
Arthur J. Gallagher & Co.	6,060	187,739
Aspen Insurance Holdings Ltd.	4,040	107,141
Assurant, Inc.	6,565	257,611
Assured Guaranty Ltd.	9,164	88,891
Axis Capital Holdings Ltd.	8,080	257,994
Berkshire Hathaway, Inc., Class B *	105,052	8,273,896
Brown & Brown, Inc.	6,565	136,946
Cincinnati Financial Corp.	8,585	254,545
CNO Financial Group, Inc. *	12,122	76,611
Delphi Financial Group, Inc., Class A	3,030	83,325
Endurance Specialty Holdings Ltd.	3,030	109,595
Enstar Group Ltd. *	505	51,061
Erie Indemnity Co., Class A	2,020	149,056
Everest Re Group Ltd.	3,030	265,822
FBL Financial Group, Inc., Class A	505	17,160
Fidelity National Financial, Inc., Class A	13,130	208,373
Genworth Financial, Inc., Class A *	26,765	176,381
Greenlight Capital Re Ltd., Class A *	1,515	36,118
Hanover Insurance Group, Inc.	3,030	109,322
HCC Insurance Holdings, Inc.	6,060	162,893
Infinity Property & Casualty Corp.	505	29,002
Kemper Corp.	3,030	83,477
Lincoln National Corp.	16,665	336,300
Loews Corp.	19,695	756,879
Markel Corp. *	505	202,707
Marsh & McLennan Cos., Inc.	29,290	884,265
MBIA, Inc. *(a)	12,120	117,564
Mercury General Corp.	2,020	90,860
MetLife, Inc.	45,062	1,418,552
Montpelier Re Holdings Ltd.	4,545	77,356
Old Republic International Corp.	13,274	109,112
PartnerRe Ltd.	4,557	299,486
Platinum Underwriters Holdings Ltd.	2,525	86,936
Principal Financial Group, Inc.	17,170	414,312
ProAssurance Corp.	2,020	160,812
Protective Life Corp.	4,545	100,854
Prudential Financial, Inc.	26,765	1,355,380
Reinsurance Group of America, Inc.	4,040	208,060
RenaissanceRe Holdings Ltd.	3,535	259,610
RLI Corp.	2,020	143,157
Safety Insurance Group, Inc.	1,010	42,258
Selective Insurance Group, Inc.	3,030	49,934
The Allstate Corp.	29,795	798,208
The Chubb Corp.	16,160	1,089,830
The Hartford Financial Services Group, Inc.	24,329	432,083
The Navigators Group, Inc. *	1,016	47,437
The Progressive Corp.	35,350	666,701
The Travelers Cos., Inc.	23,735	1,335,094
Torchmark Corp.	7,070	301,111
Tower Group, Inc.	2,020	42,400
Transatlantic Holdings, Inc.	3,535	193,152
Unum Group	18,685	420,599
Validus Holdings Ltd.	3,072	92,436
W.R. Berkley Corp.	8,080	275,609
White Mountains Insurance Group Ltd.	512	217,293
XL Group plc	19,190	395,698

		29,296,065

 7

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 4.1%
AbitibiBowater, Inc. *	4,545	68,311
Air Products & Chemicals, Inc.	11,110	930,462
Airgas, Inc.	4,545	349,738
AK Steel Holding Corp. (a)	6,565	55,540
Albemarle Corp.	5,050	275,376
Alcoa, Inc.	56,560	566,731
Allegheny Technologies, Inc.	5,555	278,972
Allied Nevada Gold Corp. *	4,545	163,120
AMCOL International Corp.	3,030	100,384
AptarGroup, Inc.	3,535	179,543
Ashland, Inc.	4,040	224,705
Balchem Corp.	1,144	47,476
Ball Corp.	10,100	354,611
Bemis Co., Inc.	6,060	178,709
Buckeye Technologies, Inc.	1,576	48,824
Cabot Corp.	3,535	117,291
Calgon Carbon Corp. *	5,555	82,658
Carpenter Technology Corp.	2,048	110,879
Celanese Corp., Series A	8,080	375,639
Century Aluminum Co. *	3,030	29,179
CF Industries Holdings, Inc.	4,040	564,792
Chemtura Corp. *	5,255	61,221
Cliffs Natural Resources, Inc.	7,575	513,661
Coeur d’Alene Mines Corp. *	4,650	136,106
Commercial Metals Co.	6,565	91,779
Compass Minerals International, Inc.	2,020	154,833
Crown Holdings, Inc. *	9,090	293,698
Cytec Industries, Inc.	2,525	119,079
Domtar Corp.	3,042	238,888
E.I. du Pont de Nemours & Co.	51,510	2,458,057
Eagle Materials, Inc.	3,030	70,145
Eastman Chemical Co.	7,070	280,113
Ecolab, Inc.	13,130	748,673
Ferro Corp. *	2,048	11,899
FMC Corp.	4,040	339,037
Freeport-McMoRan Copper & Gold, Inc.	51,510	2,039,796
Graphic Packaging Holding Co. *	16,665	73,826
Greif, Inc., Class A	2,020	94,172
H.B. Fuller Co.	4,040	93,162
Hecla Mining Co.	14,140	87,527
Huntsman Corp.	10,100	110,393
International Flavors & Fragrances, Inc.	4,040	219,210
International Paper Co.	22,725	645,390
Intrepid Potash, Inc. *	3,030	70,175
Kaiser Aluminum Corp.	2,020	94,132
LyondellBasell Industries N.V., Class A	19,695	643,436
Martin Marietta Materials, Inc.	2,525	197,607
MeadWestvaco Corp.	9,595	286,411
Minerals Technologies, Inc.	1,515	87,870
Molycorp, Inc. *(a)	3,030	102,566
Monsanto Co.	30,300	2,225,535
Nalco Holding Co.	7,575	293,531
NewMarket Corp.	531	105,080
Newmont Mining Corp.	26,765	1,843,573
Nucor Corp.	16,160	637,189
Olin Corp.	5,050	95,950
OM Group, Inc. *	2,525	57,444
Owens-Illinois, Inc. *	9,595	187,390
Packaging Corp. of America	5,555	144,486
PolyOne Corp.	3,584	38,564
PPG Industries, Inc.	9,595	841,961
Praxair, Inc.	17,170	1,751,340
Reliance Steel & Aluminum Co.	4,545	223,205
Rock-Tenn Co., Class A	4,181	243,543
Rockwood Holdings, Inc. *	4,040	180,022
Royal Gold, Inc.	3,039	247,527
RPM International, Inc.	7,575	178,770
Schnitzer Steel Industries, Inc., Class A	1,515	70,281
Schweitzer-Mauduit International, Inc.	1,515	107,898
Sealed Air Corp.	8,585	151,268
Sensient Technologies Corp.	3,030	114,443
Sigma-Aldrich Corp.	6,060	392,749
Silgan Holdings, Inc.	2,626	102,256
Solutia, Inc. *	7,070	112,554
Sonoco Products Co.	5,555	180,426
Southern Copper Corp.	9,248	287,890
Steel Dynamics, Inc.	12,120	159,742
Stillwater Mining Co. *	4,545	49,586
Temple-Inland, Inc.	6,060	192,890
Texas Industries, Inc.	2,020	51,167
The Dow Chemical Co.	63,630	1,763,187
The Mosaic Co.	14,645	772,670
The Scotts Miracle-Gro Co., Class A (a)	2,525	111,327
The Sherwin-Williams Co.	5,555	482,341
The Valspar Corp.	5,050	186,244
Titanium Metals Corp.	5,555	86,547
United States Steel Corp. (a)	8,080	220,584
Valhi, Inc.	1,515	94,688
Vulcan Materials Co. (a)	6,060	196,586
W.R. Grace & Co. *	3,535	147,303
Walter Energy, Inc.	3,535	253,459
Westlake Chemical Corp.	1,515	63,630
Worthington Industries, Inc.	3,567	62,744

		31,175,372

Media 3.0%
AMC Networks, Inc., Class A *	3,535	127,260
Arbitron, Inc.	562	21,137
Belo Corp., Class A	4,545	26,588
Cablevision Systems Corp., Class A	13,130	196,950
CBS Corp., Class B	34,845	907,364
Charter Communications, Inc., Class A *	2,525	133,497
Cinemark Holdings, Inc.	4,040	79,144
Clear Channel Outdoor Holdings, Inc., Class A *	5,050	57,116
Comcast Corp., Class A	152,005	3,445,953
DIRECTV, Class A *	41,915	1,979,226
Discovery Communications, Inc., Series A *	15,655	657,197
DISH Network Corp., Class A	12,120	297,788
DreamWorks Animation SKG, Inc., Class A *	4,040	75,023
Gannett Co., Inc.	14,140	153,560
John Wiley & Sons, Inc., Class A	2,525	121,453
Lamar Advertising Co., Class A *	3,535	85,865
Liberty Global, Inc., Series A *	14,140	556,975

8

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Liberty Media Corp. - Liberty Capital, Series A *	7,215	550,360
Live Nation Entertainment, Inc. *	7,666	66,234
Madison Square Garden, Inc., Class A *	3,083	89,777
Morningstar, Inc.	1,515	91,279
News Corp., Class A	126,687	2,209,421
Omnicom Group, Inc.	16,160	697,627
Regal Entertainment Group, Class A	4,545	64,766
Scripps Networks Interactive, Class A	4,545	180,982
Sirius XM Radio, Inc. *	218,665	393,597
The Interpublic Group of Cos., Inc.	26,765	251,056
The McGraw-Hill Cos., Inc.	17,675	754,722
The New York Times Co., Class A *	9,090	66,175
The Walt Disney Co.	94,487	3,387,359
The Washington Post Co., Class B (a)	511	183,403
Time Warner Cable, Inc.	18,180	1,099,526
Time Warner, Inc.	57,111	1,988,605
Valassis Communications, Inc. *	2,525	48,505
Viacom, Inc., Class B	30,300	1,356,228
Virgin Media, Inc.	16,160	358,106

		22,759,824

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Abbott Laboratories	85,850	4,683,117
Acorda Therapeutics, Inc. *	3,535	81,835
Agilent Technologies, Inc. *	19,190	719,625
Alexion Pharmaceuticals, Inc. *	10,100	693,466
Alkermes plc *	9,595	146,708
Allergan, Inc.	17,675	1,479,751
Amgen, Inc.	51,510	2,982,944
Amylin Pharmaceuticals, Inc. *	8,080	87,264
ARIAD Pharmaceuticals, Inc. *	10,100	122,109
Auxilium Pharmaceuticals, Inc. *	2,525	44,011
Bio-Rad Laboratories, Inc., Class A *	1,010	95,243
Biogen Idec, Inc. *	13,635	1,567,343
BioMarin Pharmaceutical, Inc. *	6,060	209,797
Bristol-Myers Squibb Co.	94,940	3,106,437
Bruker Corp. *	4,545	56,903
Celgene Corp. *	25,755	1,624,625
Cepheid, Inc. *	4,040	138,572
Charles River Laboratories International, Inc. *	3,535	100,217
Covance, Inc. *	3,535	162,292
Cubist Pharmaceuticals, Inc. *	4,545	175,301
Eli Lilly & Co.	54,540	2,064,339
Endo Pharmaceuticals Holdings, Inc. *	5,555	190,148
Exelixis, Inc. *	7,070	32,593
Forest Laboratories, Inc. *	15,150	453,894
Gilead Sciences, Inc. *	42,925	1,710,561
Halozyme Therapeutics, Inc. *	12,625	119,685
Hospira, Inc. *	9,090	256,247
Human Genome Sciences, Inc. *	10,605	81,340
Illumina, Inc. *	7,070	196,687
Impax Laboratories, Inc. *	4,549	91,617
Incyte Corp. *	7,070	97,354
InterMune, Inc. *	2,535	46,036
Ironwood Pharmaceuticals, Inc. *	5,206	62,836
Jazz Pharmaceuticals, Inc. *	2,560	101,427
Johnson & Johnson	149,985	9,707,029
Life Technologies Corp. *	10,100	391,173
Luminex Corp. *	5,555	115,322
Medicis Pharmaceutical Corp., Class A	3,535	115,418
Medivation, Inc. *	2,020	92,819
Merck & Co., Inc.	169,175	6,048,006
Mettler-Toledo International, Inc. *	2,020	322,796
Mylan, Inc. *	23,230	453,682
Myriad Genetics, Inc. *	5,050	107,313
Nektar Therapeutics *	3,046	15,230
Onyx Pharmaceuticals, Inc. *	3,535	155,894
Par Pharmaceutical Cos., Inc. *	3,535	114,569
PAREXEL International Corp. *	3,109	62,335
PDL BioPharma, Inc.	10,100	64,640
PerkinElmer, Inc.	7,070	133,764
Perrigo Co.	4,545	444,956
Pfizer, Inc.	428,240	8,594,777
Pharmaceutical Product Development, Inc.	6,565	218,024
Pharmasset, Inc. *	4,082	534,701
Questcor Pharmaceuticals, Inc. *	4,545	204,298
Regeneron Pharmaceuticals, Inc. *	4,545	270,064
Salix Pharmaceuticals Ltd. *	4,040	178,326
Seattle Genetics, Inc. *	8,585	142,769
Techne Corp.	2,020	136,330
The Medicines Co. *	4,545	85,946
Theravance, Inc. *	4,165	97,211
Thermo Fisher Scientific, Inc. *	22,220	1,049,895
United Therapeutics Corp. *	2,525	103,298
Vertex Pharmaceuticals, Inc. *	11,615	336,719
ViroPharma, Inc. *	4,096	98,345
Warner Chilcott plc, Class A *	10,506	165,154
Waters Corp. *	5,050	404,000
Watson Pharmaceuticals, Inc. *	7,575	489,496

		55,236,623

Real Estate 3.1%
Acadia Realty Trust	2,020	39,552
Alexander’s, Inc.	199	78,925
Alexandria Real Estate Equities, Inc.	3,030	198,647
American Campus Communities, Inc.	3,535	139,067
American Capital Agency Corp.	12,120	347,723
Annaly Capital Management, Inc.	55,045	884,573
Anworth Mortgage Asset Corp.	11,110	70,326
Apartment Investment & Management Co., Class A	7,070	153,985
AvalonBay Communities, Inc.	5,555	693,542
BioMed Realty Trust, Inc.	8,585	152,899
Boston Properties, Inc.	8,080	770,670
Brandywine Realty Trust	8,585	74,775
BRE Properties, Inc.	4,040	196,586
Brookfield Office Properties, Inc.	14,645	215,721
Camden Property Trust	3,535	204,076
Capstead Mortgage Corp.	6,060	75,629
CBL & Associates Properties, Inc.	9,595	137,113
CBRE Group, Inc. *	16,171	271,835
Chimera Investment Corp.	54,630	145,862
Colonial Properties Trust	3,535	70,134
Colony Financial, Inc.	4,040	59,792
CommonWealth REIT	5,050	84,537
Corporate Office Properties Trust	3,030	63,176
Cousins Properties, Inc.	11,738	69,841

 9

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CubeSmart	6,060	60,418
CYS Investments, Inc. (a)	7,575	99,460
DCT Industrial Trust, Inc.	17,170	82,588
DDR Corp.	13,635	159,393
DiamondRock Hospitality Co.	10,643	93,446
Digital Realty Trust, Inc.	5,050	320,675
Douglas Emmett, Inc.	7,070	127,119
Duke Realty Corp.	12,625	146,450
DuPont Fabros Technology, Inc.	3,535	79,644
EastGroup Properties, Inc.	2,020	85,991
Entertainment Properties Trust	2,525	112,867
Equity Lifestyle Properties, Inc.	2,525	156,121
Equity One, Inc.	5,050	84,385
Equity Residential	17,170	947,612
Essex Property Trust, Inc.	2,020	268,357
Extra Space Storage, Inc.	8,585	206,898
Federal Realty Investment Trust	3,535	312,600
First Industrial Realty Trust, Inc. *	5,050	47,975
Forest City Enterprises, Inc., Class A *	9,090	110,353
Forestar Group, Inc. *	2,020	30,704
Franklin Street Properties Corp.	4,545	49,586
General Growth Properties, Inc.	21,715	305,747
Glimcher Realty Trust	6,060	52,722
Government Properties Income Trust	2,534	55,115
Hatteras Financial Corp.	3,030	81,204
HCP, Inc.	23,230	897,839
Health Care REIT, Inc.	10,100	506,717
Healthcare Realty Trust, Inc.	4,040	71,185
Highwoods Properties, Inc.	4,040	116,514
Home Properties, Inc.	2,020	111,039
Hospitality Properties Trust	7,070	155,752
Host Hotels & Resorts, Inc.	37,370	528,785
Inland Real Estate Corp.	4,043	29,999
Invesco Mortgage Capital	6,060	95,566
Investors Real Estate Trust	4,048	28,417
Jones Lang LaSalle, Inc.	2,525	162,660
Kilroy Realty Corp.	3,030	109,353
Kimco Realty Corp.	21,715	342,446
LaSalle Hotel Properties	4,545	106,398
Lexington Realty Trust	11,110	84,214
Liberty Property Trust	6,060	180,649
LTC Properties, Inc.	2,525	72,594
Mack-Cali Realty Corp.	4,040	102,939
Medical Properties Trust, Inc.	6,565	62,761
MFA Financial, Inc.	15,150	104,232
Mid-America Apartment Communities, Inc.	2,020	115,786
National Health Investors, Inc.	2,525	106,833
National Retail Properties, Inc.	5,050	133,623
OMEGA Healthcare Investors, Inc.	5,050	90,546
Pebblebrook Hotel Trust	5,050	93,526
Pennsylvania Real Estate Investment Trust	3,535	32,982
Piedmont Office Realty Trust, Inc., Class A (a)	10,100	168,064
Plum Creek Timber Co., Inc.	9,090	334,876
Post Properties, Inc.	2,525	100,975
Potlatch Corp.	2,525	81,204
ProLogis, Inc.	26,260	730,553
PS Business Parks, Inc.	1,515	79,841
Public Storage	8,080	1,065,752
Rayonier, Inc.	7,070	287,325
Realty Income Corp.	6,565	222,291
Redwood Trust, Inc.	5,555	57,383
Regency Centers Corp.	5,050	187,658
RLJ Lodging Trust	3,030	48,480
Saul Centers, Inc.	1,542	53,831
Senior Housing Properties Trust	7,070	154,904
Simon Property Group, Inc.	16,160	2,009,334
SL Green Realty Corp.	5,050	332,492
Sovran Self Storage, Inc.	2,525	105,141
Starwood Property Trust, Inc.	4,040	72,074
Strategic Hotels & Resorts, Inc. *	10,100	50,702
Sunstone Hotel Investors, Inc. *	10,100	76,962
Tanger Factory Outlet Centers, Inc.	4,040	114,534
Taubman Centers, Inc.	3,030	188,860
The Howard Hughes Corp. *	2,023	93,442
The Macerich Co.	7,575	379,507
The St. Joe Co. *(a)	5,555	79,881
Two Harbors Investment Corp.	7,575	70,902
UDR, Inc.	13,130	308,555
Ventas, Inc.	14,645	772,670
Vornado Realty Trust	10,100	751,945
Washington Real Estate Investment Trust	3,030	82,446
Weingarten Realty Investors	7,070	146,278
Weyerhaeuser Co.	29,290	491,779

		23,420,412

Retailing 3.9%
99 Cents Only Stores *	4,505	98,434
Aaron’s, Inc.	4,545	119,443
Abercrombie & Fitch Co., Class A	4,545	217,751
Advance Auto Parts, Inc.	5,050	349,561
Amazon.com, Inc. *	19,190	3,690,045
American Eagle Outfitters, Inc.	10,100	140,491
Ann, Inc. *	3,147	73,829
Ascena Retail Group, Inc. *	4,040	111,181
AutoNation, Inc. *(a)	4,040	145,884
AutoZone, Inc. *	1,515	497,496
Bed Bath & Beyond, Inc. *	14,645	886,169
Best Buy Co., Inc.	18,685	506,177
Big Lots, Inc. *	4,545	182,300
Blue Nile, Inc. *(a)	1,515	57,555
Cabela’s, Inc. *	2,807	66,161
CarMax, Inc. *	12,625	363,095
Chico’s FAS, Inc.	10,100	105,040
Dick’s Sporting Goods, Inc. *	4,545	178,664
Dillard’s, Inc., Class A	3,535	166,145
Dollar General Corp. *	4,545	184,391
Dollar Tree, Inc. *	7,575	617,287
DSW, Inc., Class A	2,020	90,900
Expedia, Inc.	11,615	323,071
Express, Inc.	2,218	50,326
Family Dollar Stores, Inc.	7,070	420,099
Foot Locker, Inc.	9,090	214,433
GameStop Corp., Class A *	8,585	198,485
Genesco, Inc. *	1,515	89,461
Genuine Parts Co.	8,585	502,222
Group 1 Automotive, Inc.	2,525	124,003
Groupon, Inc. *	2,525	44,188
Guess?, Inc.	4,555	128,087
HSN, Inc.	3,030	108,474

10

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
J.C. Penney Co., Inc.	9,090	291,244
Jos. A. Bank Clothiers, Inc. *	2,020	99,546
Kohl’s Corp.	14,645	787,901
Liberty Interactive Corp., Series A *	32,825	533,734
Limited Brands, Inc.	15,150	641,299
LKQ Corp. *	8,080	246,682
Lowe’s Cos., Inc.	71,205	1,709,632
Macy’s, Inc.	23,735	767,353
Monro Muffler Brake, Inc.	1,214	48,742
Netflix, Inc. *	3,030	195,526
Nordstrom, Inc.	9,595	434,462
O’Reilly Automotive, Inc. *	7,575	585,093
Penske Automotive Group, Inc.	2,374	48,168
PetSmart, Inc.	7,070	341,127
Pier 1 Imports, Inc. *	12,800	173,952
Pool Corp.	4,545	138,622
Priceline.com, Inc. *	2,725	1,324,050
Rent-A-Center, Inc.	4,545	163,393
Ross Stores, Inc.	7,070	629,866
Saks, Inc. *	8,585	81,729
Sally Beauty Holdings, Inc. *	6,146	123,535
Sears Holdings Corp. *(a)	3,030	182,800
Shutterfly, Inc. *	1,515	41,026
Signet Jewelers Ltd.	4,545	201,253
Staples, Inc.	37,875	545,779
Target Corp.	34,340	1,809,718
The Buckle, Inc. (a)	2,525	100,899
The Children’s Place Retail Stores, Inc. *	2,020	108,817
The Finish Line, Inc., Class A	2,078	43,804
The Gap, Inc.	14,916	278,780
The Home Depot, Inc.	89,049	3,492,502
The Men’s Wearhouse, Inc.	3,030	84,325
The TJX Cos., Inc.	21,210	1,308,657
Tiffany & Co.	7,070	473,973
Tractor Supply Co.	4,040	291,809
Ulta Salon, Cosmetics & Fragrance, Inc. *	3,030	210,979
Urban Outfitters, Inc. *	7,575	204,373
Vitamin Shoppe, Inc. *	1,074	39,534
Williams-Sonoma, Inc.	5,555	209,812

		30,045,344

Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc. *	35,350	201,142
Altera Corp.	18,180	684,841
Analog Devices, Inc.	16,160	563,338
Applied Materials, Inc.	74,740	805,697
Atmel Corp. *	25,250	223,967
Broadcom Corp., Class A *	25,250	766,211
Cabot Microelectronics Corp. *	1,010	41,986
Cavium Networks, Inc. *	4,040	131,866
Cirrus Logic, Inc. *	4,141	67,457
Cree, Inc. *	7,080	176,150
Cymer, Inc. *	2,020	90,334
Cypress Semiconductor Corp. *	9,595	182,977
Diodes, Inc. *	2,020	41,410
Entegris, Inc. *	5,230	44,089
Fairchild Semiconductor International, Inc. *	10,605	137,335
First Solar, Inc. *(a)	3,535	169,185
GT Advanced Technologies, Inc. *	7,070	54,580
Hittite Microwave Corp. *	2,020	109,908
Integrated Device Technology, Inc. *	13,635	79,083
Intel Corp.	287,850	7,170,343
International Rectifier Corp. *	4,040	84,961
Intersil Corp., Class A	6,565	69,786
KLA-Tencor Corp.	9,595	442,329
Lam Research Corp. *	7,070	288,244
Lattice Semiconductor Corp. *	6,565	45,233
Linear Technology Corp.	11,615	355,767
LSI Corp. *	35,855	201,505
Marvell Technology Group Ltd. *	29,290	413,575
Maxim Integrated Products, Inc.	17,170	440,410
MEMC Electronic Materials, Inc. *	12,120	50,540
Microchip Technology, Inc.	10,100	352,591
Micron Technology, Inc. *	54,126	324,215
Microsemi Corp. *	5,555	98,657
MKS Instruments, Inc.	5,050	135,643
Netlogic Microsystems, Inc. *	4,040	199,657
Novellus Systems, Inc. *	5,050	174,831
NVIDIA Corp. *	32,825	513,055
OmniVision Technologies, Inc. *	3,030	32,694
ON Semiconductor Corp. *	24,240	182,527
PMC-Sierra, Inc. *	12,120	67,751
Power Integrations, Inc.	2,525	88,754
Rambus, Inc. *	6,060	48,359
RF Micro Devices, Inc. *	19,695	122,700
Semtech Corp. *	4,040	93,728
Silicon Laboratories, Inc. *	2,525	109,131
Skyworks Solutions, Inc. *	9,090	148,258
SunPower Corp. *(a)	5,143	40,218
Teradyne, Inc. *	10,100	135,946
Tessera Technologies, Inc. *	3,030	52,571
Texas Instruments, Inc.	65,145	1,960,864
TriQuint Semiconductor, Inc. *	8,363	36,546
Veeco Instruments, Inc. *(a)	2,525	62,847
Volterra Semiconductor Corp. *	2,525	61,863
Xilinx, Inc.	15,655	512,075

		19,689,730

Software & Services 9.3%
Accenture plc, Class A	38,885	2,252,608
ACI Worldwide, Inc. *	1,515	45,571
Activision Blizzard, Inc.	23,230	288,517
Acxiom Corp. *	5,050	62,822
Adobe Systems, Inc. *	29,290	803,132
Advent Software, Inc. *	4,040	109,080
Akamai Technologies, Inc. *	10,100	291,991
Alliance Data Systems Corp. *	3,030	310,302
ANSYS, Inc. *	4,545	281,654
AOL, Inc. *	5,613	80,490
Ariba, Inc. *	7,070	214,574
Aspen Technology, Inc. *	4,545	81,128
Autodesk, Inc. *	12,625	430,134
Automatic Data Processing, Inc.	27,775	1,419,025
Blackbaud, Inc.	3,535	103,964
BMC Software, Inc. *	10,100	360,166
Broadridge Financial Solutions, Inc.	7,091	160,044
CA, Inc.	23,230	492,476
CACI International, Inc., Class A *	1,515	85,416
Cadence Design Systems, Inc. *	14,645	160,216

 11

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cardtronics, Inc. *	2,525	68,629
Citrix Systems, Inc. *	10,605	757,091
Cognizant Technology Solutions Corp., Class A *	16,160	1,088,376
CommVault Systems, Inc. *	4,040	200,505
Computer Sciences Corp.	8,585	209,731
Compuware Corp. *	13,130	108,454
Concur Technologies, Inc. *	2,525	119,256
Convergys Corp. *	7,070	91,344
CoreLogic, Inc. *	7,070	93,890
DealerTrack Holdings, Inc. *	2,020	52,318
Digital River, Inc. *	3,535	56,525
DST Systems, Inc.	2,020	96,011
EarthLink, Inc.	9,595	60,448
eBay, Inc. *	61,105	1,808,097
Electronic Arts, Inc. *	18,180	421,594
Equinix, Inc. *	3,030	303,061
Euronet Worldwide, Inc. *	3,030	54,540
FactSet Research Systems, Inc.	2,525	235,406
Fair Isaac Corp.	3,535	128,568
Fidelity National Information Services, Inc.	14,140	340,633
Fiserv, Inc. *	9,090	524,129
Fortinet, Inc. *	7,148	171,480
Gartner, Inc. *	4,040	152,833
Genpact Ltd. *	6,565	102,217
Global Payments, Inc.	4,545	201,025
Google, Inc., Class A *	13,722	8,224,830
IAC/InterActiveCorp	6,060	253,793
Informatica Corp. *	5,555	249,725
International Business Machines Corp.	65,650	12,342,200
Intuit, Inc.	16,665	887,245
j2 Global Communications, Inc.	4,040	109,524
Jack Henry & Associates, Inc.	5,050	167,710
JDA Software Group, Inc. *	3,030	95,506
Lender Processing Services, Inc.	5,050	95,748
LinkedIn Corp., Class A *	1,010	66,589
ManTech International Corp., Class A	1,515	51,207
MasterCard, Inc., Class A	5,655	2,118,080
MAXIMUS, Inc.	3,030	126,048
Mentor Graphics Corp. *	4,545	57,903
MICROS Systems, Inc., Class A *	4,545	214,388
Microsoft Corp.	409,555	10,476,417
MicroStrategy, Inc., Class A *	1,010	124,361
Monster Worldwide, Inc. *	7,575	55,373
NetSuite, Inc. *	2,020	81,891
NeuStar, Inc., Class A *	4,040	136,310
Nuance Communications, Inc. *	12,120	297,910
OpenTable, Inc. *(a)	2,029	71,766
Oracle Corp.	214,625	6,728,494
Parametric Technology Corp. *	6,060	126,230
Paychex, Inc.	18,180	529,220
Pegasystems, Inc. (a)	2,525	72,922
Progress Software Corp. *	5,555	113,155
QLIK Technologies, Inc. *	3,535	96,753
Quest Software, Inc. *	4,545	82,128
Rackspace Hosting, Inc. *	6,060	262,883
Red Hat, Inc. *	10,605	531,098
RightNow Technologies, Inc. *	1,010	43,349
Rovi Corp. *	5,555	154,151
SAIC, Inc. *	21,757	262,172
Salesforce.com, Inc. *	6,565	777,427
Sapient Corp.	10,100	124,028
Solarwinds, Inc. *	2,525	82,795
Solera Holdings, Inc.	3,535	167,276
Sourcefire, Inc. *	1,515	50,177
SuccessFactors, Inc. *	5,555	142,208
Symantec Corp. *	44,440	726,594
Synopsys, Inc. *	7,575	211,873
Syntel, Inc.	2,020	96,637
Take-Two Interactive Software, Inc. *	10,240	142,848
Taleo Corp., Class A *	3,535	114,499
TeleTech Holdings, Inc. *	4,545	80,037
Teradata Corp. *	9,595	520,337
The Ultimate Software Group, Inc. *	1,515	100,475
The Western Union Co.	38,885	678,154
TIBCO Software, Inc. *	10,100	276,740
TiVo, Inc. *	7,575	74,841
Total System Services, Inc.	11,110	222,644
Tyler Technologies, Inc. *	2,020	64,741
ValueClick, Inc. *	8,080	124,917
VeriFone Systems, Inc. *	6,060	265,731
VeriSign, Inc.	11,110	373,074
VirnetX Holding Corp. *(a)	3,535	70,134
Visa, Inc., Class A	26,765	2,595,402
VistaPrint N.V. *	2,525	82,593
VMware, Inc., Class A *	4,040	390,587
WebMD Health Corp. *	3,030	109,747
Websense, Inc. *	4,545	82,310
Wright Express Corp. *	2,525	132,512
Yahoo!, Inc. *	68,746	1,080,000

		70,747,888

Technology Hardware & Equipment 6.9%
Acme Packet, Inc. *	3,030	101,293
ADTRAN, Inc.	3,535	116,761
Amphenol Corp., Class A	9,595	434,941
Anixter International, Inc. *	2,020	124,048
Apple, Inc. *	51,005	19,494,111
Arris Group, Inc. *	7,575	81,431
Arrow Electronics, Inc. *	7,070	258,479
Aruba Networks, Inc. *	5,555	117,210
Avnet, Inc. *	8,585	255,747
AVX Corp.	7,070	91,486
Badger Meter, Inc.	1,010	31,381
Benchmark Electronics, Inc. *	5,050	69,741
Blue Coat Systems, Inc. *	3,030	54,540
Brightpoint, Inc. *	10,605	105,944
Brocade Communications Systems, Inc. *	22,725	122,260
Ciena Corp. *	5,050	61,156
Cisco Systems, Inc.	304,010	5,666,746
Cognex Corp.	4,545	162,120
Coherent, Inc. *	1,515	76,962
Comtech Telecommunications Corp.	2,525	76,482
Comverse Technology, Inc. *	10,100	66,155
Corning, Inc.	87,365	1,159,334
Dell, Inc. *	90,902	1,432,616
Diebold, Inc.	3,535	106,651
Dolby Laboratories, Inc., Class A *	3,030	99,748
EchoStar Corp., Class A *	4,545	99,899
EMC Corp. *	112,110	2,579,651

12

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Emulex Corp. *	7,575	59,843
F5 Networks, Inc. *	4,545	513,721
FEI Co. *	3,030	122,291
Finisar Corp. *	4,113	75,844
FLIR Systems, Inc.	8,585	230,593
Harris Corp.	7,070	251,692
Hewlett-Packard Co.	115,645	3,232,278
Infinera Corp. *	10,100	69,690
Ingram Micro, Inc., Class A *	8,585	154,616
Insight Enterprises, Inc. *	1,524	22,311
InterDigital, Inc.	2,525	110,999
Intermec, Inc. *	6,060	44,480
IPG Photonics Corp. *	2,525	96,783
Itron, Inc. *	2,020	71,569
Jabil Circuit, Inc.	11,110	225,200
JDS Uniphase Corp. *	13,635	149,712
Juniper Networks, Inc. *	29,795	676,644
Lexmark International, Inc., Class A	4,040	135,178
Littelfuse, Inc.	1,010	47,207
Loral Space & Communications, Inc. *	1,010	62,772
Molex, Inc.	8,080	201,515
Motorola Mobility Holdings, Inc. *	15,655	610,545
Motorola Solutions, Inc.	16,679	778,409
National Instruments Corp.	5,555	146,096
NCR Corp. *	8,585	150,152
NetApp, Inc. *	20,705	762,565
NETGEAR, Inc. *	2,020	76,740
Plantronics, Inc.	3,030	104,414
Plexus Corp. *	3,030	82,265
Polycom, Inc. *	9,090	153,621
QLogic Corp. *	7,070	105,484
QUALCOMM, Inc.	92,920	5,092,016
Riverbed Technology, Inc. *	8,080	210,080
Rofin-Sinar Technologies, Inc. *	3,535	85,052
SanDisk Corp. *	12,625	622,539
Sanmina-SCI Corp. *	4,040	34,219
ScanSource, Inc. *	3,030	106,383
Seagate Technology plc	27,775	474,952
Sycamore Networks, Inc.	2,559	50,668
Synaptics, Inc. *	3,535	114,746
SYNNEX Corp. *	3,030	88,931
TE Connectivity Ltd.	24,304	770,680
Tech Data Corp. *	2,525	124,306
Tellabs, Inc.	19,695	78,189
Trimble Navigation Ltd. *	6,565	282,820
Universal Display Corp. *(a)	2,525	98,374
ViaSat, Inc. *	2,525	119,483
Vishay Intertechnology, Inc. *	12,120	119,867
Western Digital Corp. *	12,625	367,009
Xerox Corp.	77,265	629,710
Zebra Technologies Corp., Class A *	3,030	114,716

		52,156,862

Telecommunication Services 2.8%
AboveNet, Inc.	1,515	90,506
American Tower Corp., Class A *	22,220	1,310,980
AT&T, Inc.	327,240	9,483,415
CenturyLink, Inc.	33,835	1,269,489
Cogent Communications Group, Inc. *	2,525	42,950
Crown Castle International Corp. *	13,635	577,033
Frontier Communications Corp.	55,045	314,857
Leap Wireless International, Inc. *	6,060	54,964
Level 3 Communications, Inc. *	9,090	187,345
MetroPCS Communications, Inc. *	20,200	169,276
NII Holdings, Inc. *	9,595	220,781
PAETEC Holding Corp. *	7,575	40,678
SBA Communications Corp., Class A *	6,565	268,443
Sprint Nextel Corp. *	166,650	449,955
Telephone & Data Systems, Inc.	5,050	136,300
tw telecom, Inc. *	8,585	161,312
United States Cellular Corp. *	2,020	88,314
Verizon Communications, Inc.	156,550	5,906,632
Windstream Corp.	28,280	332,573

		21,105,803

Transportation 1.9%
Alaska Air Group, Inc. *	3,030	210,343
Alexander & Baldwin, Inc.	2,525	95,672
Allegiant Travel Co. *	1,010	52,601
AMERCO *	1,010	78,780
Arkansas Best Corp.	1,515	28,967
Atlas Air Worldwide Holdings, Inc. *	1,515	64,009
Avis Budget Group, Inc. *	5,322	62,800
C.H. Robinson Worldwide, Inc.	9,090	622,756
Con-way, Inc.	2,525	70,927
CSX Corp.	61,105	1,326,589
Delta Air Lines, Inc. *	44,440	360,853
Dollar Thrifty Automotive Group, Inc. *	1,515	101,626
Expeditors International of Washington, Inc.	11,615	505,369
FedEx Corp.	16,160	1,342,573
Forward Air Corp.	2,020	64,842
Genesee & Wyoming, Inc., Class A *	2,525	154,202
Hertz Global Holdings, Inc. *	11,110	125,654
Hub Group, Inc., Class A *	3,030	90,233
J.B. Hunt Transport Services, Inc.	5,050	230,886
JetBlue Airways Corp. *	15,655	64,499
Kansas City Southern *	6,575	447,297
Kirby Corp. *	3,030	194,768
Landstar System, Inc.	3,030	140,198
Norfolk Southern Corp.	19,190	1,449,612
Old Dominion Freight Line, Inc. *	2,525	97,995
Ryder System, Inc.	3,030	158,408
SkyWest, Inc.	5,555	67,382
Southwest Airlines Co.	41,410	347,016
Union Pacific Corp.	27,270	2,819,991
United Continental Holdings, Inc. *	17,744	318,860
United Parcel Service, Inc., Class B	38,380	2,753,765
US Airways Group, Inc. *	8,670	40,922
UTI Worldwide, Inc.	6,060	94,294
Werner Enterprises, Inc.	4,040	94,698
Zipcar, Inc. *	3,030	48,359

		14,727,746

Utilities 3.8%
AGL Resources, Inc.	4,040	166,569
ALLETE, Inc.	2,525	100,621
Alliant Energy Corp.	6,060	255,793
Ameren Corp.	12,797	432,667
American Electric Power Co., Inc.	26,260	1,041,997

 13

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
American Water Works Co., Inc.	9,598	298,210
Aqua America, Inc.	7,575	165,892
Atmos Energy Corp.	5,050	172,760
Avista Corp.	4,040	101,000
Black Hills Corp.	2,044	66,941
California Water Service Group	4,040	74,457
Calpine Corp. *	20,705	311,403
CenterPoint Energy, Inc.	21,715	432,128
Cleco Corp.	3,030	109,504
CMS Energy Corp.	13,635	285,244
Consolidated Edison, Inc.	15,655	930,220
Constellation Energy Group, Inc.	10,100	405,616
Dominion Resources, Inc.	32,320	1,668,358
DTE Energy Co.	9,090	478,588
Duke Energy Corp.	71,205	1,484,624
Edison International	16,160	635,250
El Paso Electric Co.	2,525	87,163
Entergy Corp.	10,605	746,168
Exelon Corp.	36,865	1,633,488
FirstEnergy Corp.	22,727	1,010,670
GenOn Energy, Inc. *	43,028	117,036
Great Plains Energy, Inc.	7,070	148,753
Hawaiian Electric Industries, Inc.	5,050	130,846
IDACORP, Inc.	3,030	124,200
Integrys Energy Group, Inc.	4,040	208,020
ITC Holdings Corp.	2,525	186,648
MDU Resources Group, Inc.	9,090	195,162
MGE Energy, Inc.	2,020	90,375
National Fuel Gas Co.	4,040	234,118
New Jersey Resources Corp.	2,525	119,458
NextEra Energy, Inc.	23,230	1,287,871
Nicor, Inc.	2,525	141,703
NiSource, Inc.	15,150	347,086
Northeast Utilities	9,595	332,083
Northwest Natural Gas Co.	2,020	95,061
NorthWestern Corp.	1,424	49,669
NRG Energy, Inc. *	14,645	288,214
NSTAR	5,555	252,697
NV Energy, Inc.	12,625	193,667
OGE Energy Corp.	5,050	267,448
ONEOK, Inc.	5,555	461,954
Otter Tail Corp.	3,535	76,639
Pepco Holdings, Inc.	12,120	239,734
PG&E Corp.	21,715	843,411
Piedmont Natural Gas Co., Inc.	3,535	116,549
Pinnacle West Capital Corp.	5,555	263,363
PNM Resources, Inc.	6,565	125,457
Portland General Electric Co.	4,040	101,202
PPL Corp.	30,805	924,766
Progress Energy, Inc.	16,160	878,781
Public Service Enterprise Group, Inc.	28,280	931,543
Questar Corp.	9,090	175,437
SCANA Corp.	6,060	264,337
Sempra Energy	12,625	671,524
South Jersey Industries, Inc.	2,020	113,484
Southern Co.	47,229	2,073,825
Southwest Gas Corp.	2,525	102,086
TECO Energy, Inc.	10,605	199,162
The AES Corp. *	43,587	526,531
The Empire District Electric Co.	4,040	85,042
UGI Corp.	6,060	181,558
UIL Holdings Corp.	2,020	70,377
Unisource Energy Corp.	3,834	141,398
Vectren Corp.	4,545	132,260
Westar Energy, Inc.	6,060	167,377
WGL Holdings, Inc.	3,030	129,896
Wisconsin Energy Corp.	13,130	435,653
Xcel Energy, Inc.	26,260	690,375

		29,029,167

Total Common Stock
(Cost $753,046,622)		758,484,963

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	425,470	425,470

Total Other Investment Company
(Cost $425,470)		425,470

End of Investments

Collateral Invested for Securities on Loan 0.2% of net assets

SSIT U.S. Government Money Market Fund	1,828,184	1,828,184

Total Collateral Invested for Securities on Loan
(Cost $1,828,184)		1,828,184

End of Collateral Invested for Securities on Loan

At 11/30/11, the tax basis cost of the fund’s investments was $753,814,528 and the unrealized appreciation and depreciation were $58,712,107 and ($53,616,202), respectively, with a net unrealized appreciation of $5,095,905.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.

REIT —	Real Estate Investment Trust

14

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$758,484,963	$—	$—	$758,484,963
Other Investment Company(a)	425,470	—	—	425,470

Total	$758,910,433	$—	$—	$758,910,433

Other Financial Instruments
Collateral Invested for Securities on Loan	$1,828,184	$—	$—	$1,828,184

(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2011.

REG54093NOV11

 15

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF™

Portfolio Holdings as of November 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	689,631,250	701,508,141
0.1%	Other Investment Company	548,336	548,336

99.8%	Total Investments	690,179,586	702,056,477
0.1%	Collateral Invested for Securities on Loan	729,853	729,853
0.1%	Other Assets and Liabilities, Net		547,029

100.0%	Net Assets		703,333,359

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 0.9%
BorgWarner, Inc. *	6,206	409,099
Ford Motor Co. *	215,381	2,283,039
General Motors Co. *	32,734	696,907
Gentex Corp.	7,621	224,667
Harley-Davidson, Inc.	13,305	489,225
Johnson Controls, Inc.	38,467	1,210,941
Lear Corp.	6,149	257,827
The Goodyear Tire & Rubber Co. *	13,737	192,181
TRW Automotive Holdings Corp. *	5,724	186,946
Visteon Corp. *	2,856	159,793

		6,110,625

Banks 2.5%
BB&T Corp.	39,771	921,494
BOK Financial Corp.	1,445	79,258
CIT Group, Inc. *	11,033	373,577
City National Corp.	2,840	120,473
Comerica, Inc.	11,352	286,297
Commerce Bancshares, Inc.	4,512	167,976
Cullen/Frost Bankers, Inc.	3,311	167,437
Fifth Third Bancorp	51,095	617,739
First Republic Bank *	4,403	124,957
Hudson City Bancorp, Inc.	28,426	158,901
Huntington Bancshares, Inc.	48,493	254,588
KeyCorp	53,923	393,099
M&T Bank Corp.	7,096	517,866
New York Community Bancorp, Inc.	25,191	303,300
People’s United Financial, Inc.	21,224	264,239
PNC Financial Services Group, Inc.	29,799	1,615,404
Regions Financial Corp.	70,970	291,687
SunTrust Banks, Inc.	30,360	550,427
TFS Financial Corp. *	5,040	46,670
U.S. Bancorp	108,790	2,819,837
Wells Fargo & Co.	284,273	7,351,300
Zions Bancorp	10,879	175,043

		17,601,569

Capital Goods 7.8%
3M Co.	37,367	3,028,222
Aecom Technology Corp. *	5,722	122,737
AGCO Corp. *	5,203	238,037
AMETEK, Inc.	9,124	390,872
Caterpillar, Inc.	33,583	3,287,104
Cooper Industries plc	9,464	525,536
Cummins, Inc.	10,020	965,227
Danaher Corp.	32,192	1,557,449
Deere & Co.	23,785	1,884,961
Donaldson Co., Inc.	3,943	269,504
Dover Corp.	10,488	576,525
Eaton Corp.	19,866	892,182
Emerson Electric Co.	42,570	2,224,282
Exelis, Inc. *	10,514	93,995
Fastenal Co.	16,564	689,891
Flowserve Corp.	3,316	340,785
Fluor Corp.	9,933	544,527
Fortune Brands Home & Security, Inc. *	8,627	143,898
Foster Wheeler AG *	6,698	124,248
Gardner Denver, Inc.	2,851	244,388
General Dynamics Corp.	17,149	1,132,863
General Electric Co.	608,278	9,677,703
Goodrich Corp.	7,095	865,661
Honeywell International, Inc.	40,372	2,186,144
Hubbell, Inc., Class B	3,311	216,606
Illinois Tool Works, Inc.	24,123	1,096,149
Ingersoll-Rand plc	18,451	611,097
ITT Corp.	5,257	106,034
Jacobs Engineering Group, Inc. *	7,099	294,892
Joy Global, Inc.	6,149	561,281
KBR, Inc.	8,514	246,055
L-3 Communications Holdings, Inc.	6,150	407,745
Lincoln Electric Holdings, Inc.	4,730	186,740
Lockheed Martin Corp.	15,165	1,185,145
Masco Corp.	20,820	199,456
MSC Industrial Direct Co., Class A	2,460	171,044
Navistar International Corp. *	4,258	158,525
Northrop Grumman Corp.	14,687	838,187
Owens Corning, Inc. *	6,622	190,051
PACCAR, Inc.	20,814	844,424
Pall Corp.	6,622	360,833
Parker Hannifin Corp.	9,096	752,967
Pentair, Inc.	5,723	217,646
Precision Castparts Corp.	8,089	1,332,663
Quanta Services, Inc. *	11,872	244,444
Raytheon Co.	20,392	929,263
Rockwell Automation, Inc.	8,088	606,843
Rockwell Collins, Inc.	9,072	498,053
Roper Industries, Inc.	5,287	450,399

 1

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Spirit AeroSystems Holdings, Inc., Class A *	6,623	129,215
SPX Corp.	2,842	180,183
Stanley Black & Decker, Inc.	9,487	620,734
Textron, Inc.	15,612	303,341
The Babcock & Wilcox Co. *	6,624	150,232
The Boeing Co.	37,840	2,599,230
The Timken Co.	4,313	181,189
TransDigm Group, Inc. *	2,838	273,640
Tyco International Ltd.	26,961	1,293,050
United Technologies Corp.	44,935	3,442,021
URS Corp. *	4,730	170,942
W.W. Grainger, Inc.	3,311	618,826
Xylem, Inc. *	10,514	251,285

		54,927,171

Commercial & Professional Services 0.7%
Avery Dennison Corp.	5,800	152,018
Cintas Corp.	6,433	195,563
Copart, Inc. *	3,470	155,907
Corrections Corp. of America *	6,669	140,049
Covanta Holding Corp.	7,568	112,990
Equifax, Inc.	6,844	254,255
IHS, Inc., Class A *	2,838	250,823
Iron Mountain, Inc.	10,435	316,911
Manpower, Inc.	4,732	173,333
Nielsen Holdings N.V. *	3,800	110,390
Pitney Bowes, Inc.	10,253	191,013
R.R. Donnelley & Sons Co.	10,063	151,146
Republic Services, Inc.	17,621	483,697
Robert Half International, Inc.	8,580	227,284
Stericycle, Inc. *	4,808	389,544
The Dun & Bradstreet Corp.	2,842	198,571
Towers Watson & Co., Class A	2,887	188,117
Verisk Analytics, Inc., Class A *	7,246	284,623
Waste Connections, Inc.	6,351	208,122
Waste Management, Inc.	23,651	740,276

		4,924,632

Consumer Durables & Apparel 1.2%
Coach, Inc.	16,576	1,037,492
D.R. Horton, Inc.	15,609	185,903
Fossil, Inc. *	3,311	296,632
Garmin Ltd.	6,630	242,592
Harman International Industries, Inc.	3,934	162,474
Hasbro, Inc.	7,124	255,110
Leggett & Platt, Inc.	8,518	190,633
Lennar Corp., Class A	8,987	165,451
Mattel, Inc.	19,675	566,837
Mohawk Industries, Inc. *	3,311	180,648
Newell Rubbermaid, Inc.	16,189	247,692
NIKE, Inc., Class B	21,758	2,092,684
NVR, Inc. *	473	316,839
PVH Corp.	3,385	229,808
Ralph Lauren Corp.	3,784	536,798
Tempur-Pedic International, Inc. *	3,784	206,644
Toll Brothers, Inc. *	8,422	171,051
Tupperware Brands Corp.	3,784	220,456
VF Corp.	4,813	667,515
Whirlpool Corp.	4,293	210,615

		8,183,874

Consumer Services 2.2%
Apollo Group, Inc., Class A *	7,095	343,966
Carnival Corp.	23,349	775,187
Chipotle Mexican Grill, Inc. *	1,892	608,391
Darden Restaurants, Inc.	8,041	383,636
DeVry, Inc.	3,413	117,783
Dunkin’ Brands Group, Inc. *(a)	2,838	71,801
H&R Block, Inc.	17,224	270,933
Hyatt Hotels Corp., Class A *	2,365	84,407
International Game Technology	17,028	290,498
Las Vegas Sands Corp. *	22,451	1,048,686
Marriott International, Inc., Class A	17,169	525,715
Marriott Vacations Worldwide Corp. *	1,717	27,436
McDonald’s Corp.	58,652	5,602,439
MGM Resorts International *	18,021	185,436
Penn National Gaming, Inc. *	3,969	147,290
Royal Caribbean Cruises Ltd.	7,572	209,820
Starbucks Corp.	42,124	1,831,551
Starwood Hotels & Resorts Worldwide, Inc.	11,033	526,053
Weight Watchers International, Inc.	1,892	111,193
Wyndham Worldwide Corp.	9,119	323,269
Wynn Resorts Ltd.	5,203	627,274
Yum! Brands, Inc.	26,659	1,493,970

		15,606,734

Diversified Financials 5.1%
Affiliated Managers Group, Inc. *	2,897	273,969
American Express Co.	60,544	2,908,534
Ameriprise Financial, Inc.	13,717	629,747
Bank of America Corp.	573,276	3,118,621
Bank of New York Mellon Corp.	70,095	1,364,049
BlackRock, Inc.	5,676	976,499
Capital One Financial Corp.	26,122	1,166,608
CBOE Holdings, Inc.	5,002	134,654
Citigroup, Inc.	165,077	4,536,316
CME Group, Inc.	3,784	943,275
Discover Financial Services	30,624	729,464
E*TRADE Financial Corp. *	14,405	132,238
Eaton Vance Corp.	6,622	159,127
Franklin Resources, Inc.	8,515	858,482
IntercontinentalExchange, Inc. *	4,257	518,162
Invesco Ltd.	26,554	537,718
Jefferies Group, Inc. (a)	8,058	92,183
JPMorgan Chase & Co.	222,310	6,884,941
Legg Mason, Inc.	8,061	213,858
Leucadia National Corp.	11,352	265,864
LPL Investment Holdings, Inc. *	2,189	65,670
Moody’s Corp.	11,508	399,443
Morgan Stanley	100,276	1,483,082
MSCI, Inc., Class A *	6,650	224,437
Northern Trust Corp.	12,331	464,016
NYSE Euronext	14,710	420,118
Raymond James Financial, Inc.	5,723	170,603
SEI Investments Co.	9,034	151,771
SLM Corp.	29,887	384,945
State Street Corp.	28,427	1,127,131

2

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
T. Rowe Price Group, Inc.	14,712	835,053
TD Ameritrade Holding Corp.	13,764	224,216
The Charles Schwab Corp. (b)	58,652	701,478
The Goldman Sachs Group, Inc.	24,184	2,318,278
The NASDAQ OMX Group, Inc. *	7,643	200,629

		35,615,179

Energy 12.2%
Alpha Natural Resources, Inc. *	12,771	306,504
Anadarko Petroleum Corp.	28,380	2,306,443
Apache Corp.	21,758	2,163,616
Arch Coal, Inc.	11,924	195,434
Baker Hughes, Inc.	24,630	1,345,044
Brigham Exploration Co. *	6,366	231,913
Cabot Oil & Gas Corp.	6,149	544,740
Cameron International Corp. *	13,784	744,198
Chesapeake Energy Corp.	37,379	947,184
Chevron Corp.	114,466	11,769,394
Cimarex Energy Co.	4,796	321,716
Cobalt International Energy, Inc. *	8,540	91,293
Concho Resources, Inc. *	5,749	584,213
ConocoPhillips	72,842	5,195,091
CONSOL Energy, Inc.	12,860	535,490
Continental Resources, Inc. *	3,311	233,723
Denbury Resources, Inc. *	22,803	385,371
Devon Energy Corp.	22,272	1,457,925
Diamond Offshore Drilling, Inc.	3,784	227,608
El Paso Corp.	43,351	1,084,208
Energen Corp.	4,257	215,915
EOG Resources, Inc.	15,208	1,577,678
EQT Corp.	8,514	527,953
EXCO Resources, Inc. (a)	9,937	118,350
Exxon Mobil Corp.	277,651	22,334,246
FMC Technologies, Inc. *	13,717	718,222
Forest Oil Corp. *	6,272	100,603
Halliburton Co.	52,069	1,916,139
Helmerich & Payne, Inc.	5,355	305,021
Hess Corp.	17,501	1,053,910
HollyFrontier Corp.	10,564	245,613
Kinder Morgan, Inc. (a)	5,700	168,150
Marathon Oil Corp.	40,242	1,125,166
Marathon Petroleum Corp.	20,339	679,119
McDermott International, Inc. *	13,248	149,835
Murphy Oil Corp.	10,883	608,577
Nabors Industries Ltd. *	16,559	297,068
National-Oilwell Varco, Inc.	24,123	1,729,619
Newfield Exploration Co. *	7,572	346,798
Noble Corp. *	14,667	506,452
Noble Energy, Inc.	9,937	977,701
Occidental Petroleum Corp.	46,354	4,584,411
Oceaneering International, Inc.	6,150	292,494
Patterson-UTI Energy, Inc.	8,987	188,907
Peabody Energy Corp.	15,136	593,785
Pioneer Natural Resources Co.	6,632	626,989
Plains Exploration & Production Co. *	8,088	287,771
QEP Resources, Inc.	10,034	327,610
Range Resources Corp.	9,090	651,844
Rowan Cos., Inc. *	7,147	242,355
SandRidge Energy, Inc. *	20,640	151,704
Schlumberger Ltd.	77,099	5,807,868
SM Energy Co.	3,784	300,790
Southern Union Co.	6,649	274,072
Southwestern Energy Co. *	19,874	756,206
Spectra Energy Corp.	36,618	1,077,302
Sunoco, Inc.	6,768	262,666
The Williams Cos., Inc.	33,114	1,068,920
Tidewater, Inc.	2,907	146,513
Ultra Petroleum Corp. *	8,615	303,334
Valero Energy Corp.	32,210	717,317
Weatherford International Ltd. *	42,173	639,343
Whiting Petroleum Corp. *	6,622	307,989

		85,983,433

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	25,069	2,138,386
CVS Caremark Corp.	77,099	2,994,525
Safeway, Inc.	19,405	388,100
Sysco Corp.	33,710	962,083
The Kroger Co.	31,927	740,068
Wal-Mart Stores, Inc.	101,222	5,961,976
Walgreen Co.	51,313	1,730,274
Whole Foods Market, Inc.	8,988	612,083

		15,527,495

Food, Beverage & Tobacco 6.1%
Altria Group, Inc.	118,250	3,392,592
Archer-Daniels-Midland Co.	34,863	1,050,074
Beam, Inc.	8,627	453,090
Brown-Forman Corp., Class B	6,233	497,456
Bunge Ltd.	8,142	508,875
Campbell Soup Co.	11,353	370,108
Coca-Cola Enterprises, Inc.	18,597	485,754
ConAgra Foods, Inc.	23,210	586,285
Constellation Brands, Inc., Class A *	10,585	206,090
Corn Products International, Inc.	4,730	245,913
Dr. Pepper Snapple Group, Inc.	12,520	457,356
General Mills, Inc.	34,708	1,386,585
Green Mountain Coffee Roasters, Inc. *	6,725	352,592
H.J. Heinz Co.	18,447	971,234
Hansen Natural Corp. *	4,257	392,495
Hormel Foods Corp.	7,874	237,086
Kellogg Co.	14,194	697,777
Kraft Foods, Inc., Class A	93,181	3,368,493
Lorillard, Inc.	8,041	897,536
McCormick & Co., Inc.	7,568	368,562
Mead Johnson Nutrition Co.	11,461	863,701
Molson Coors Brewing Co., Class B	8,987	364,782
PepsiCo, Inc.	90,816	5,812,224
Philip Morris International, Inc.	100,276	7,645,042
Ralcorp Holdings, Inc. *	3,311	269,250
Reynolds American, Inc.	19,108	799,861
Sara Lee Corp.	31,416	595,647
Smithfield Foods, Inc. *	8,560	209,634
The Coca-Cola Co.	121,561	8,172,546
The Hershey Co.	9,010	519,697
The J.M. Smucker Co.	6,713	510,054
Tyson Foods, Inc., Class A	16,355	329,390

		43,017,781

 3

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 3.9%
Aetna, Inc.	21,080	881,566
AmerisourceBergen Corp.	15,253	566,649
Baxter International, Inc.	32,637	1,686,027
Becton, Dickinson & Co.	11,825	872,448
Boston Scientific Corp. *	86,628	511,105
C.R. Bard, Inc.	5,203	453,650
Cardinal Health, Inc.	19,866	843,510
CareFusion Corp. *	12,447	308,437
Cerner Corp. *	8,097	493,755
CIGNA Corp.	15,178	671,323
Coventry Health Care, Inc. *	8,518	272,065
Covidien plc	27,993	1,275,081
DaVita, Inc. *	5,297	403,525
DENTSPLY International, Inc.	7,733	279,239
Edwards Lifesciences Corp. *	6,622	437,251
Express Scripts, Inc. *	25,715	1,173,890
Gen-Probe, Inc. *	2,838	178,766
HCA Holdings, Inc. *	6,790	165,540
Henry Schein, Inc. *	5,203	334,761
Hologic, Inc. *	14,710	259,043
Humana, Inc.	9,476	840,332
IDEXX Laboratories, Inc. *	3,311	248,954
Intuitive Surgical, Inc. *	2,365	1,026,907
Laboratory Corp. of America Holdings *	5,709	489,375
McKesson Corp.	14,277	1,160,863
Medco Health Solutions, Inc. *	21,878	1,239,826
Medtronic, Inc.	60,159	2,191,592
Omnicare, Inc.	6,669	217,476
Patterson Cos., Inc.	5,840	176,193
Quest Diagnostics, Inc.	8,681	509,227
ResMed, Inc. *	8,668	225,801
St. Jude Medical, Inc.	18,509	711,486
Stryker Corp.	17,028	831,477
UnitedHealth Group, Inc.	61,028	2,976,336
Universal Health Services, Inc., Class B	5,207	209,426
Varian Medical Systems, Inc. *	7,095	441,522
WellPoint, Inc.	20,452	1,442,889
Zimmer Holdings, Inc. *	10,888	550,388

		27,557,701

Household & Personal Products 2.4%
Avon Products, Inc.	24,250	412,250
Church & Dwight Co., Inc.	8,514	376,745
Colgate-Palmolive Co.	27,907	2,553,490
Energizer Holdings, Inc. *	3,874	280,013
Herbalife Ltd.	6,734	372,390
Kimberly-Clark Corp.	22,286	1,592,780
The Clorox Co.	7,569	491,682
The Estee Lauder Cos., Inc., Class A	7,095	837,068
The Procter & Gamble Co.	157,036	10,139,815

		17,056,233

Insurance 3.9%
ACE Ltd.	19,395	1,348,534
Aflac, Inc.	26,598	1,155,417
Alleghany Corp. *(a)	479	137,952
Allied World Assurance Co. Holdings AG	2,365	140,694
American Financial Group, Inc.	4,762	171,432
American International Group, Inc. *	25,069	584,358
Aon Corp.	18,451	848,192
Arch Capital Group Ltd. *	7,568	285,843
Assurant, Inc.	5,234	205,382
Assured Guaranty Ltd.	9,536	92,499
Axis Capital Holdings Ltd.	7,183	229,353
Berkshire Hathaway, Inc., Class B *	108,790	8,568,300
Brown & Brown, Inc.	6,669	139,115
Cincinnati Financial Corp.	8,561	253,834
CNA Financial Corp.	1,464	38,298
Erie Indemnity Co., Class A	1,496	110,390
Everest Re Group Ltd.	2,838	248,978
Fidelity National Financial, Inc., Class A	13,291	210,928
Genworth Financial, Inc., Class A *	27,919	183,986
HCC Insurance Holdings, Inc.	6,640	178,483
Lincoln National Corp.	17,531	353,776
Loews Corp.	19,941	766,333
Markel Corp. *	577	231,608
Marsh & McLennan Cos., Inc.	30,536	921,882
MetLife, Inc.	46,403	1,460,766
Old Republic International Corp.	13,767	113,165
PartnerRe Ltd.	3,784	248,685
Principal Financial Group, Inc.	16,397	395,660
Prudential Financial, Inc.	27,497	1,392,448
Reinsurance Group of America, Inc.	4,257	219,236
RenaissanceRe Holdings Ltd.	2,923	214,665
The Allstate Corp.	27,568	738,547
The Chubb Corp.	16,627	1,121,325
The Hartford Financial Services Group, Inc.	25,255	448,529
The Progressive Corp.	34,089	642,919
The Travelers Cos., Inc.	23,738	1,335,263
Torchmark Corp.	5,971	254,305
Transatlantic Holdings, Inc.	3,445	188,235
Unum Group	17,061	384,043
Validus Holdings Ltd.	3,971	119,487
W.R. Berkley Corp.	6,719	229,185
White Mountains Insurance Group Ltd.	473	200,741
XL Group plc	17,544	361,757

		27,474,528

Materials 3.9%
Air Products & Chemicals, Inc.	11,356	951,065
Airgas, Inc.	3,878	298,412
Albemarle Corp.	5,320	290,100
Alcoa, Inc.	60,180	603,004
Allegheny Technologies, Inc.	6,149	308,803
Allied Nevada Gold Corp. *	4,448	159,639
AptarGroup, Inc.	3,377	171,518
Ashland, Inc.	3,881	215,861
Ball Corp.	9,570	336,003
Bemis Co., Inc.	6,149	181,334
Celanese Corp., Series A	8,997	418,270
CF Industries Holdings, Inc.	4,257	595,129
Cliffs Natural Resources, Inc.	8,514	577,334
Crown Holdings, Inc. *	9,034	291,889
E.I. du Pont de Nemours & Co.	53,449	2,550,586

4

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Eastman Chemical Co.	7,730	306,263
Ecolab, Inc.	13,326	759,848
FMC Corp.	3,897	327,036
Freeport-McMoRan Copper & Gold, Inc.	53,922	2,135,311
Huntsman Corp.	10,949	119,673
International Flavors & Fragrances, Inc.	4,339	235,434
International Paper Co.	23,213	659,249
LyondellBasell Industries N.V., Class A	19,007	620,959
Martin Marietta Materials, Inc.	2,462	192,676
MeadWestvaco Corp.	9,604	286,679
Molycorp, Inc. *(a)	3,436	116,309
Monsanto Co.	30,304	2,225,829
Nalco Holding Co.	7,568	293,260
Newmont Mining Corp.	27,434	1,889,654
Nucor Corp.	16,555	652,764
Owens-Illinois, Inc. *	9,460	184,754
PPG Industries, Inc.	8,988	788,697
Praxair, Inc.	17,501	1,785,102
Reliance Steel & Aluminum Co.	4,257	209,061
Rockwood Holdings, Inc. *	4,257	189,692
Royal Gold, Inc.	3,311	269,681
Sealed Air Corp.	10,879	191,688
Sigma-Aldrich Corp.	5,772	374,083
Sonoco Products Co.	5,676	184,356
Southern Copper Corp.	9,708	302,210
Steel Dynamics, Inc.	12,298	162,088
The Dow Chemical Co.	66,498	1,842,660
The Mosaic Co.	16,082	848,486
The Scotts Miracle-Gro Co., Class A (a)	2,481	109,387
The Sherwin-Williams Co.	5,203	451,776
The Valspar Corp.	5,203	191,887
Titanium Metals Corp.	4,770	74,317
United States Steel Corp. (a)	8,152	222,550
Valhi, Inc.	473	29,562
Vulcan Materials Co. (a)	6,626	214,947
Walter Energy, Inc.	3,792	271,886

		27,668,761

Media 3.2%
AMC Networks, Inc., Class A *	3,412	122,832
Cablevision Systems Corp., Class A	13,726	205,890
CBS Corp., Class B	35,356	920,670
Charter Communications, Inc., Class A *	2,366	125,090
Clear Channel Outdoor Holdings, Inc., Class A *	1,892	21,399
Comcast Corp., Class A	157,982	3,581,452
DIRECTV, Class A *	42,097	1,987,820
Discovery Communications, Inc., Series A *	16,082	675,122
DISH Network Corp., Class A *	12,298	302,162
Gannett Co., Inc.	13,717	148,967
John Wiley & Sons, Inc., Class A	2,838	136,508
Liberty Global, Inc., Series A *	15,239	600,264
Liberty Media Corp. - Liberty Capital, Series A *	6,487	494,828
News Corp., Class A	131,967	2,301,505
Omnicom Group, Inc.	16,083	694,303
Scripps Networks Interactive, Class A	5,314	211,604
Sirius XM Radio, Inc. *	221,837	399,307
The Interpublic Group of Cos., Inc.	27,950	262,171
The McGraw-Hill Cos., Inc.	17,093	729,871
The Walt Disney Co.	98,384	3,527,066
The Washington Post Co., Class B (a)	473	169,764
Time Warner Cable, Inc.	18,920	1,144,282
Time Warner, Inc.	59,303	2,064,931
Viacom, Inc., Class B	30,286	1,355,601
Virgin Media, Inc.	17,739	393,096

		22,576,505

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
Abbott Laboratories	88,924	4,850,804
Agilent Technologies, Inc. *	19,866	744,975
Alexion Pharmaceuticals, Inc. *	10,414	715,025
Allergan, Inc.	17,505	1,465,519
Amgen, Inc.	52,976	3,067,840
Biogen Idec, Inc. *	13,717	1,576,769
Bristol-Myers Squibb Co.	97,438	3,188,171
Celgene Corp. *	26,488	1,670,863
Covance, Inc. *	3,311	152,008
Eli Lilly & Co.	55,816	2,112,636
Endo Pharmaceuticals Holdings, Inc. *	6,537	223,762
Forest Laboratories, Inc. *	14,498	434,360
Gilead Sciences, Inc. *	43,727	1,742,521
Hospira, Inc. *	9,460	266,677
Human Genome Sciences, Inc. *	10,591	81,233
Illumina, Inc. *	7,111	197,828
Johnson & Johnson	156,563	10,132,757
Life Technologies Corp. *	10,406	403,024
Merck & Co., Inc.	175,483	6,273,517
Mettler-Toledo International, Inc. *	1,892	302,342
Mylan, Inc. *	24,337	475,302
PerkinElmer, Inc.	6,626	125,364
Perrigo Co.	4,730	463,067
Pfizer, Inc.	445,093	8,933,017
Pharmaceutical Product Development, Inc.	6,207	206,134
Pharmasset, Inc. *	4,257	557,624
Regeneron Pharmaceuticals, Inc. *	3,884	230,787
Techne Corp.	1,999	134,913
Thermo Fisher Scientific, Inc. *	21,758	1,028,066
United Therapeutics Corp. *	2,838	116,103
Vertex Pharmaceuticals, Inc. *	12,298	356,519
Warner Chilcott plc, Class A *	9,797	154,009
Waters Corp. *	5,264	421,120
Watson Pharmaceuticals, Inc. *	7,578	489,690

		53,294,346

Real Estate 2.5%
Alexandria Real Estate Equities, Inc.	3,784	248,079
American Capital Agency Corp.	12,298	352,830
Annaly Capital Management, Inc.	54,760	879,993
AvalonBay Communities, Inc.	5,676	708,649
Boston Properties, Inc.	8,514	812,065
BRE Properties, Inc.	4,730	230,162
Brookfield Office Properties, Inc.	14,710	216,678
Camden Property Trust	3,878	223,877
CBRE Group, Inc. *	16,692	280,593

 5

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Chimera Investment Corp.	55,930	149,333
DDR Corp.	12,373	144,640
Digital Realty Trust, Inc.	5,676	360,426
Equity Residential	16,681	920,624
Essex Property Trust, Inc.	2,365	314,190
Federal Realty Investment Trust	3,380	298,893
General Growth Properties, Inc.	22,032	310,211
HCP, Inc.	23,177	895,791
Health Care REIT, Inc.	10,010	502,202
Host Hotels & Resorts, Inc.	39,907	564,684
Jones Lang LaSalle, Inc.	2,370	152,675
Kimco Realty Corp.	23,220	366,180
Liberty Property Trust	6,622	197,402
Piedmont Office Realty Trust, Inc., Class A (a)	9,638	160,376
Plum Creek Timber Co., Inc.	9,460	348,506
ProLogis, Inc.	25,887	720,176
Public Storage	8,071	1,064,565
Rayonier, Inc.	7,095	288,341
Realty Income Corp.	7,096	240,271
Regency Centers Corp.	5,038	187,212
Simon Property Group, Inc.	16,617	2,066,158
SL Green Realty Corp.	4,730	311,423
The Macerich Co.	7,182	359,818
UDR, Inc.	12,318	289,473
Ventas, Inc.	15,137	798,628
Vornado Realty Trust	10,406	774,727
Weyerhaeuser Co.	30,060	504,708

		17,244,559

Retailing 3.8%
Abercrombie & Fitch Co., Class A	5,203	249,276
Advance Auto Parts, Inc.	4,274	295,846
Amazon.com, Inc. *	20,339	3,910,986
American Eagle Outfitters, Inc.	10,406	144,747
AutoNation, Inc. *(a)	2,838	102,480
AutoZone, Inc. *	1,419	465,971
Bed Bath & Beyond, Inc. *	14,190	858,637
Best Buy Co., Inc.	18,052	489,029
CarMax, Inc. *	12,792	367,898
Dick’s Sporting Goods, Inc. *	4,810	189,081
Dollar General Corp. *	5,676	230,275
Dollar Tree, Inc. *	7,095	578,172
Expedia, Inc.	10,962	304,908
Family Dollar Stores, Inc.	6,622	393,479
GameStop Corp., Class A *	8,635	199,641
Genuine Parts Co.	9,034	528,489
Groupon, Inc. *	1,892	33,110
Guess?, Inc.	3,455	97,155
J.C. Penney Co., Inc.	8,142	260,870
Kohl’s Corp.	15,136	814,317
Liberty Interactive Corp., Series A *	34,529	561,442
Limited Brands, Inc.	14,880	629,870
LKQ Corp. *	8,514	259,932
Lowe’s Cos., Inc.	73,885	1,773,979
Macy’s, Inc.	24,123	779,897
Netflix, Inc. *	3,311	213,659
Nordstrom, Inc.	9,607	435,005
O’Reilly Automotive, Inc. *	7,659	591,581
PetSmart, Inc.	6,622	319,511
Priceline.com, Inc. *	2,838	1,378,956
Ross Stores, Inc.	6,628	590,488
Sears Holdings Corp. *(a)	2,838	171,217
Staples, Inc.	40,678	586,170
Target Corp.	34,687	1,828,005
The Gap, Inc.	15,703	293,489
The Home Depot, Inc.	91,289	3,580,355
The TJX Cos., Inc.	21,891	1,350,675
Tiffany & Co.	7,212	483,492
Tractor Supply Co.	3,889	280,902
Urban Outfitters, Inc. *	7,571	204,266

		26,827,258

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. *	32,176	183,081
Altera Corp.	18,086	681,300
Analog Devices, Inc.	17,047	594,258
Applied Materials, Inc.	75,207	810,732
Atmel Corp. *	25,570	226,806
Broadcom Corp., Class A *	26,200	795,039
Cree, Inc. *	6,182	153,808
First Solar, Inc. *	3,311	158,464
Intel Corp.	299,409	7,458,278
KLA-Tencor Corp.	9,497	437,812
Lam Research Corp. *	7,212	294,033
Linear Technology Corp.	11,825	362,200
LSI Corp. *	32,677	183,645
Marvell Technology Group Ltd. *	28,988	409,311
Maxim Integrated Products, Inc.	16,396	420,557
Microchip Technology, Inc.	10,406	363,274
Micron Technology, Inc. *	48,958	293,258
NVIDIA Corp. *	33,116	517,603
ON Semiconductor Corp. *	25,069	188,770
Skyworks Solutions, Inc. *	10,184	166,101
Texas Instruments, Inc.	65,409	1,968,811
Xilinx, Inc.	14,675	480,019

		17,147,160

Software & Services 9.4%
Accenture plc, Class A	39,732	2,301,675
Activision Blizzard, Inc.	24,003	298,117
Adobe Systems, Inc. *	27,812	762,605
Akamai Technologies, Inc. *	10,595	306,301
Alliance Data Systems Corp. *	2,931	300,164
ANSYS, Inc. *	5,213	323,050
Autodesk, Inc. *	13,277	452,347
Automatic Data Processing, Inc.	27,932	1,427,046
BMC Software, Inc. *	10,406	371,078
Broadridge Financial Solutions, Inc.	7,142	161,195
CA, Inc.	23,350	495,020
Citrix Systems, Inc. *	10,523	751,237
Cognizant Technology Solutions Corp., Class A *	17,121	1,153,099
Computer Sciences Corp.	8,604	210,196
eBay, Inc. *	62,769	1,857,335
Electronic Arts, Inc. *	18,494	428,876
Equinix, Inc. *	2,838	283,857
FactSet Research Systems, Inc.	2,435	227,015
Fidelity National Information Services, Inc.	14,753	355,400
Fiserv, Inc. *	8,050	464,163

6

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Genpact Ltd. *	5,718	89,029
Global Payments, Inc.	4,730	209,208
Google, Inc., Class A *	14,190	8,505,344
IAC/InterActiveCorp *	4,257	178,283
Informatica Corp. *	6,149	276,428
International Business Machines Corp.	68,112	12,805,056
Intuit, Inc.	15,694	835,549
LinkedIn Corp., Class A *(a)	946	62,370
MasterCard, Inc., Class A	6,149	2,303,108
Microsoft Corp.	426,646	10,913,605
Nuance Communications, Inc. *	13,883	341,244
Oracle Corp.	221,837	6,954,590
Paychex, Inc.	18,951	551,664
Rackspace Hosting, Inc. *	6,149	266,744
Red Hat, Inc. *	10,879	544,820
Rovi Corp. *	6,347	176,129
SAIC, Inc. *	19,645	236,722
Salesforce.com, Inc. *	7,095	840,190
Solera Holdings, Inc.	3,831	181,283
Symantec Corp. *	42,172	689,512
Synopsys, Inc. *	8,594	240,374
Teradata Corp. *	9,520	516,270
The Western Union Co.	35,600	620,864
TIBCO Software, Inc. *	9,168	251,203
Total System Services, Inc.	11,356	227,574
VeriSign, Inc.	9,630	323,375
Visa, Inc., Class A	27,434	2,660,275
VMware, Inc., Class A *	3,786	366,030
Yahoo!, Inc. *	67,111	1,054,314

		66,150,933

Technology Hardware & Equipment 7.0%
Acme Packet, Inc. *	3,311	110,687
Amphenol Corp., Class A	9,937	450,444
Apple, Inc. *	52,976	20,247,427
Arrow Electronics, Inc. *	6,397	233,874
Avnet, Inc. *	8,554	254,824
Cisco Systems, Inc.	315,491	5,880,752
Corning, Inc.	88,694	1,176,969
Dell, Inc. *	95,130	1,499,249
Dolby Laboratories, Inc., Class A *	2,912	95,863
EMC Corp. *	116,987	2,691,871
F5 Networks, Inc. *	4,732	534,858
FLIR Systems, Inc.	8,991	241,498
Harris Corp.	7,268	258,741
Hewlett-Packard Co.	117,693	3,289,519
Ingram Micro, Inc., Class A *	9,460	170,375
Jabil Circuit, Inc.	11,355	230,166
JDS Uniphase Corp. *	12,017	131,947
Juniper Networks, Inc. *	29,409	667,878
Molex, Inc.	8,296	206,902
Motorola Mobility Holdings, Inc. *	16,600	647,400
Motorola Solutions, Inc.	17,080	797,124
NCR Corp. *	9,034	158,005
NetApp, Inc. *	20,816	766,653
Polycom, Inc. *	10,406	175,861
QUALCOMM, Inc.	96,019	5,261,841
Riverbed Technology, Inc. *	8,756	227,656
SanDisk Corp. *	13,244	653,062
Seagate Technology plc	24,321	415,889
TE Connectivity Ltd.	24,345	771,980
Trimble Navigation Ltd. *	7,099	305,825
Western Digital Corp. *	13,284	386,166
Xerox Corp.	79,474	647,713

		49,589,019

Telecommunication Services 3.0%
American Tower Corp., Class A *	22,788	1,344,492
AT&T, Inc.	339,141	9,828,306
CenturyLink, Inc.	35,002	1,313,275
Clearwire Corp., Class A *(a)	64	114
Crown Castle International Corp. *	14,190	600,521
Frontier Communications Corp.	58,690	335,707
MetroPCS Communications, Inc. *	17,912	150,103
NII Holdings, Inc. *	9,592	220,712
SBA Communications Corp., Class A *	6,653	272,041
Sprint Nextel Corp. *	166,292	448,988
Telephone & Data Systems, Inc.	5,250	141,697
United States Cellular Corp. *	1,014	44,332
Verizon Communications, Inc.	161,293	6,085,585
Windstream Corp.	28,801	338,700

		21,124,573

Transportation 1.9%
C.H. Robinson Worldwide, Inc.	9,460	648,105
CSX Corp.	62,757	1,362,454
Delta Air Lines, Inc. *	47,913	389,054
Expeditors International of Washington, Inc.	12,302	535,260
FedEx Corp.	16,631	1,381,703
Hertz Global Holdings, Inc. *	13,477	152,425
J.B. Hunt Transport Services, Inc.	5,705	260,833
Kansas City Southern *	6,210	422,466
Norfolk Southern Corp.	19,866	1,500,678
Southwest Airlines Co.	45,432	380,720
Union Pacific Corp.	27,907	2,885,863
United Continental Holdings, Inc. *	17,995	323,370
United Parcel Service, Inc., Class B	39,259	2,816,833

		13,059,764

Utilities 3.9%
AGL Resources, Inc.	4,391	181,041
Alliant Energy Corp.	6,622	279,515
Ameren Corp.	13,721	463,907
American Electric Power Co., Inc.	27,481	1,090,446
American Water Works Co., Inc.	9,952	309,209
Aqua America, Inc.	7,615	166,768
Atmos Energy Corp.	5,203	177,995
Calpine Corp. *	20,347	306,019
CenterPoint Energy, Inc.	22,362	445,004
CMS Energy Corp.	14,290	298,947
Consolidated Edison, Inc.	16,555	983,698
Constellation Energy Group, Inc.	10,406	417,905
Dominion Resources, Inc.	32,266	1,665,571
DTE Energy Co.	9,507	500,543
Duke Energy Corp.	74,835	1,560,310
Edison International	17,074	671,179
Entergy Corp.	10,000	703,600
Exelon Corp.	37,367	1,655,732
FirstEnergy Corp.	23,794	1,058,119

 7

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Integrys Energy Group, Inc.	4,366	224,805
ITC Holdings Corp.	2,838	209,785
MDU Resources Group, Inc.	9,980	214,271
National Fuel Gas Co.	4,389	254,343
NextEra Energy, Inc.	23,703	1,314,094
NiSource, Inc.	15,656	358,679
Northeast Utilities	9,980	345,408
NRG Energy, Inc. *	13,112	258,044
NSTAR	6,149	279,718
NV Energy, Inc.	13,287	203,823
OGE Energy Corp.	5,688	301,236
ONEOK, Inc.	5,676	472,016
Pepco Holdings, Inc.	12,818	253,540
PG&E Corp.	22,760	883,998
Pinnacle West Capital Corp.	6,164	292,235
PPL Corp.	32,685	981,204
Progress Energy, Inc.	16,555	900,261
Public Service Enterprise Group, Inc.	28,628	943,006
Questar Corp.	10,034	193,656
SCANA Corp.	6,622	288,852
Sempra Energy	12,771	679,289
Southern Co.	49,192	2,160,021
TECO Energy, Inc.	11,399	214,073
The AES Corp. *	45,530	550,002
UGI Corp.	6,298	188,688
Westar Energy, Inc.	6,395	176,630
Wisconsin Energy Corp.	13,244	439,436
Xcel Energy, Inc.	27,451	721,687

		27,238,308

Total Common Stock
(Cost $689,631,250)		701,508,141

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	548,336	548,336

Total Other Investment Company
(Cost $548,336)		548,336

End of Investments.

Collateral Invested for Securities on Loan 0.1% of net assets

SSIT U.S. Government Money Market Fund	729,853	729,853

Total Collateral Invested for Securities on Loan
(Cost $729,853)		729,853

End of Collateral Invested for Securities on Loan

At 11/30/11, the tax basis cost of the fund’s investments was $690,495,300 and the unrealized appreciation and depreciation were $53,251,505 and ($41,690,328), respectively, with a net unrealized appreciation of $11,561,177.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.

REIT —	Real Estate Investment Trust

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets,

8

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$701,508,141	$—	$—	$701,508,141
Other Investment Company(a)	548,336	—	—	548,336

Total	$702,056,477	$—	$—	$702,056,477

Other Financial Instruments
Collateral Invested for Securities on Loan	$729,853	$—	$—	$729,853

(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2011.

REG54092NOV11

 9

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF™

Portfolio Holdings as of November 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Common Stock	332,797,762	345,172,818
0.1%	Other Investment Company	134,681	134,681

99.9%	Total Investments	332,932,443	345,307,499
0.1%	Collateral Invested for Securities on Loan	451,063	451,063
—%	Other Assets and Liabilities, Net		38,056

100.0%	Net Assets		345,796,618

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 0.7%
BorgWarner, Inc. *	6,440	424,525
Gentex Corp.	8,510	250,875
Johnson Controls, Inc.	39,210	1,234,331
The Goodyear Tire & Rubber Co. *	14,496	202,799
Visteon Corp. *	2,955	165,332

		2,277,862

Banks 0.4%
Fifth Third Bancorp	52,867	639,162
Hudson City Bancorp, Inc.	29,715	166,107
SunTrust Banks, Inc.	30,899	560,199
Zions Bancorp	10,271	165,260

		1,530,728

Capital Goods 7.9%
Aecom Technology Corp. *	6,444	138,224
AGCO Corp. *	5,560	254,370
AMETEK, Inc.	9,268	397,041
Caterpillar, Inc.	34,040	3,331,835
Cooper Industries plc	9,512	528,201
Cummins, Inc.	10,350	997,016
Danaher Corp.	32,890	1,591,218
Deere & Co.	24,610	1,950,343
Donaldson Co., Inc.	4,099	280,167
Dover Corp.	10,716	589,059
Emerson Electric Co.	43,240	2,259,290
Exelis, Inc. *	10,677	95,452
Fastenal Co.	16,995	707,842
Flowserve Corp.	3,220	330,919
Fluor Corp.	10,052	551,051
Foster Wheeler AG *	6,782	125,806
Gardner Denver, Inc.	3,220	276,018
Goodrich Corp.	7,188	877,008
Illinois Tool Works, Inc.	24,405	1,108,963
ITT Corp.	5,338	107,668
Jacobs Engineering Group, Inc. *	7,339	304,862
Joy Global, Inc.	5,980	545,854
KBR, Inc.	8,692	251,199
Lincoln Electric Holdings, Inc.	4,775	188,517
MSC Industrial Direct Co., Class A	2,574	178,970
Navistar International Corp. *	4,061	151,191
PACCAR, Inc.	20,930	849,130
Pall Corp.	6,651	362,413
Precision Castparts Corp.	8,298	1,367,096
Quanta Services, Inc. *	11,985	246,771
Rockwell Collins, Inc.	8,970	492,453
Roper Industries, Inc.	5,520	470,249
Spirit AeroSystems Holdings, Inc., Class A *	6,627	129,293
SPX Corp.	2,817	178,598
Stanley Black & Decker, Inc.	9,660	632,054
Textron, Inc.	15,924	309,403
The Babcock & Wilcox Co. *	6,784	153,861
The Boeing Co.	38,410	2,638,383
The Timken Co.	4,833	203,034
TransDigm Group, Inc. *	2,553	246,160
URS Corp. *	4,510	162,991
W.W. Grainger, Inc.	3,450	644,805
Xylem, Inc. *	10,677	255,180

		27,459,958

Commercial & Professional Services 0.8%
Copart, Inc. *	3,556	159,771
Corrections Corp. of America *	6,363	133,623
Equifax, Inc.	6,947	258,081
IHS, Inc., Class A *	2,653	234,472
Manpower, Inc.	4,718	172,820
Nielsen Holdings N.V. *	4,194	121,836
Robert Half International, Inc.	8,065	213,642
Stericycle, Inc. *	5,060	409,961
The Dun & Bradstreet Corp.	2,841	198,501
Towers Watson & Co., Class A	3,131	204,016
Verisk Analytics, Inc., Class A *	7,398	290,593
Waste Connections, Inc.	6,457	211,596

		2,608,912

Consumer Durables & Apparel 1.4%
Coach, Inc.	17,020	1,065,282
Fossil, Inc. *	3,070	275,041
Harman International Industries, Inc.	3,827	158,055
Mohawk Industries, Inc. *	3,082	168,154
NIKE, Inc., Class B	22,080	2,123,654
NVR, Inc. *	326	218,371
PVH Corp.	3,472	235,714
Ralph Lauren Corp.	3,680	522,045
Tempur-Pedic International, Inc. *	3,793	207,136

		4,973,452

 1

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 2.4%
Apollo Group, Inc., Class A *	7,194	348,765
Chipotle Mexican Grill, Inc. *	1,840	591,670
Darden Restaurants, Inc.	7,842	374,142
DeVry, Inc.	3,554	122,648
Dunkin’ Brands Group, Inc. *(a)	3,014	76,254
Hyatt Hotels Corp., Class A *	2,334	83,300
Las Vegas Sands Corp. *	22,798	1,064,895
Marriott International, Inc., Class A	18,209	557,560
Marriott Vacations Worldwide Corp. *	1,819	29,069
MGM Resorts International *	18,450	189,850
Penn National Gaming, Inc. *	3,828	142,057
Starbucks Corp.	43,010	1,870,075
Starwood Hotels & Resorts Worldwide, Inc.	11,270	537,354
Weight Watchers International, Inc.	1,914	112,486
Wynn Resorts Ltd.	5,112	616,303
Yum! Brands, Inc.	27,140	1,520,926

		8,237,354

Diversified Financials 2.2%
Affiliated Managers Group, Inc. *	2,999	283,615
BlackRock, Inc.	5,750	989,230
CBOE Holdings, Inc.	5,103	137,373
Discover Financial Services	31,363	747,067
E*TRADE Financial Corp. *	14,511	133,211
Franklin Resources, Inc.	8,740	881,167
IntercontinentalExchange, Inc. *	4,370	531,916
Leucadia National Corp.	11,454	268,253
Moody’s Corp.	11,209	389,064
MSCI, Inc., Class A *	6,795	229,331
State Street Corp.	28,980	1,149,057
T. Rowe Price Group, Inc.	14,785	839,197
The Charles Schwab Corp. (b)	58,880	704,205
The NASDAQ OMX Group, Inc. *	8,014	210,367

		7,493,053

Energy 10.7%
Alpha Natural Resources, Inc. *	12,965	311,160
Anadarko Petroleum Corp.	28,980	2,355,205
Arch Coal, Inc.	11,994	196,582
Baker Hughes, Inc.	25,300	1,381,633
Brigham Exploration Co. *	6,540	238,252
Cabot Oil & Gas Corp.	6,213	550,410
Cameron International Corp. *	14,040	758,020
Cimarex Energy Co.	4,864	326,277
Cobalt International Energy, Inc. *	8,586	91,784
Concho Resources, Inc. *	6,210	631,060
CONSOL Energy, Inc.	13,010	541,736
Continental Resources, Inc. *	3,280	231,535
Denbury Resources, Inc. *	23,191	391,928
Diamond Offshore Drilling, Inc.	3,778	227,247
EOG Resources, Inc.	15,640	1,622,494
EQT Corp.	8,595	532,976
FMC Technologies, Inc. *	13,839	724,610
Halliburton Co.	53,130	1,955,184
Helmerich & Payne, Inc.	5,653	321,995
Hess Corp.	17,710	1,066,496
HollyFrontier Corp.	10,965	254,936
Kinder Morgan, Inc. (a)	5,601	165,230
Marathon Petroleum Corp.	20,470	683,493
McDermott International, Inc. *	13,574	153,522
Murphy Oil Corp.	11,148	623,396
Nabors Industries Ltd. *	16,576	297,373
National-Oilwell Varco, Inc.	24,610	1,764,537
Newfield Exploration Co. *	7,820	358,156
Noble Corp. *	15,051	519,711
Noble Energy, Inc.	10,350	1,018,336
Occidental Petroleum Corp.	46,920	4,640,388
Oceaneering International, Inc.	6,242	296,870
Patterson-UTI Energy, Inc.	8,757	184,072
Peabody Energy Corp.	15,596	611,831
Pioneer Natural Resources Co.	6,670	630,582
Plains Exploration & Production Co. *	8,122	288,981
QEP Resources, Inc.	10,194	332,834
Range Resources Corp.	9,283	665,684
Rowan Cos., Inc. *	7,299	247,509
SandRidge Energy, Inc. *	22,128	162,641
Schlumberger Ltd.	78,430	5,908,132
SM Energy Co.	3,910	310,806
Southwestern Energy Co. *	20,010	761,381
Sunoco, Inc.	6,811	264,335
Ultra Petroleum Corp. *	8,763	308,545
Weatherford International Ltd. *	43,164	654,366
Whiting Petroleum Corp. *	6,746	313,756

		36,877,987

Food & Staples Retailing 3.9%
Costco Wholesale Corp.	25,530	2,177,709
CVS Caremark Corp.	77,970	3,028,355
Wal-Mart Stores, Inc.	102,580	6,041,962
Walgreen Co.	52,440	1,768,277
Whole Foods Market, Inc.	9,017	614,057

		13,630,360

Food, Beverage & Tobacco 3.0%
Brown-Forman Corp., Class B	6,244	498,334
Bunge Ltd.	8,510	531,875
Green Mountain Coffee Roasters, Inc. *	6,969	365,385
Hansen Natural Corp. *	4,370	402,914
Lorillard, Inc.	8,054	898,987
Mead Johnson Nutrition Co.	11,792	888,645
PepsiCo, Inc.	92,460	5,917,440
Ralcorp Holdings, Inc. *	3,101	252,173
Sara Lee Corp.	33,183	629,150

		10,384,903

Health Care Equipment & Services 6.8%
Aetna, Inc.	21,645	905,194
AmerisourceBergen Corp.	15,446	573,819
Baxter International, Inc.	33,350	1,722,861
Becton, Dickinson & Co.	11,960	882,409
C.R. Bard, Inc.	5,060	441,181
CareFusion Corp. *	12,891	319,439
Cerner Corp. *	8,280	504,914
Coventry Health Care, Inc. *	8,411	268,647
Covidien plc	28,750	1,309,562

2

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DaVita, Inc. *	5,520	420,514
DENTSPLY International, Inc.	8,302	299,785
Edwards Lifesciences Corp. *	6,670	440,420
Express Scripts, Inc. *	26,154	1,193,930
Gen-Probe, Inc. *	2,862	180,277
HCA Holdings, Inc. *	6,958	169,636
Henry Schein, Inc. *	5,326	342,675
Hologic, Inc. *	14,723	259,272
IDEXX Laboratories, Inc. *	3,306	248,578
Intuitive Surgical, Inc. *	2,300	998,683
Laboratory Corp. of America Holdings *	5,844	500,948
McKesson Corp.	14,490	1,178,182
Medco Health Solutions, Inc. *	22,770	1,290,376
Medtronic, Inc.	61,770	2,250,281
Patterson Cos., Inc.	5,850	176,495
Quest Diagnostics, Inc.	9,054	531,108
ResMed, Inc. *	8,740	227,677
St. Jude Medical, Inc.	18,813	723,172
Stryker Corp.	17,250	842,317
UnitedHealth Group, Inc.	62,589	3,052,466
Universal Health Services, Inc., Class B	5,155	207,334
Varian Medical Systems, Inc. *	6,729	418,746
Zimmer Holdings, Inc. *	11,115	561,863

		23,442,761

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	8,510	376,568
Colgate-Palmolive Co.	28,290	2,588,535
Energizer Holdings, Inc. *	4,023	290,782
Herbalife Ltd.	6,815	376,869
The Estee Lauder Cos., Inc., Class A	6,904	814,534

		4,447,288

Insurance 3.0%
Alleghany Corp. *(a)	463	133,344
Berkshire Hathaway, Inc., Class B *	110,860	8,731,333
Erie Indemnity Co., Class A	1,610	118,802
Markel Corp. *	555	222,777
RenaissanceRe Holdings Ltd.	2,920	214,445
The Progressive Corp.	35,195	663,778
White Mountains Insurance Group Ltd.	462	196,073

		10,280,552

Materials 5.3%
Airgas, Inc.	4,372	336,425
Albemarle Corp.	5,186	282,793
Alcoa, Inc.	60,957	610,789
Allegheny Technologies, Inc.	6,109	306,794
Allied Nevada Gold Corp. *	4,629	166,135
AptarGroup, Inc.	3,744	190,158
Ashland, Inc.	4,013	223,203
Ball Corp.	9,947	349,239
CF Industries Holdings, Inc.	4,140	578,772
Cliffs Natural Resources, Inc.	8,403	569,808
Crown Holdings, Inc. *	8,982	290,208
Ecolab, Inc.	13,454	767,147
FMC Corp.	4,370	366,730
Freeport-McMoRan Copper & Gold, Inc.	54,510	2,158,596
Huntsman Corp.	10,837	118,448
LyondellBasell Industries N.V., Class A	19,576	639,548
Martin Marietta Materials, Inc.	2,551	199,641
Molycorp, Inc. *(a)	3,520	119,152
Monsanto Co.	31,050	2,280,623
Nalco Holding Co.	7,923	307,016
Newmont Mining Corp.	28,060	1,932,773
Nucor Corp.	16,427	647,717
Praxair, Inc.	17,710	1,806,420
Reliance Steel & Aluminum Co.	4,244	208,423
Rockwood Holdings, Inc. *	3,911	174,274
Royal Gold, Inc.	3,072	250,214
Sigma-Aldrich Corp.	6,030	390,804
Steel Dynamics, Inc.	12,571	165,686
The Mosaic Co.	15,870	837,301
The Scotts Miracle-Gro Co., Class A (a)	2,533	111,680
The Sherwin-Williams Co.	5,110	443,701
United States Steel Corp. (a)	8,075	220,448
Valhi, Inc.	313	19,563
Walter Energy, Inc.	3,530	253,101

		18,323,330

Media 3.4%
AMC Networks, Inc., Class A *	3,343	120,348
Charter Communications, Inc., Class A *	2,330	123,187
Clear Channel Outdoor Holdings, Inc., Class A *	2,436	27,551
Comcast Corp., Class A	160,080	3,629,014
DIRECTV, Class A *	42,780	2,020,072
Discovery Communications, Inc., Series A *	15,975	670,630
DISH Network Corp., Class A	12,002	294,889
John Wiley & Sons, Inc., Class A	3,047	146,561
Liberty Global, Inc., Series A *	15,569	613,263
Liberty Media Corp. - Liberty Capital, Series A *	6,840	521,755
Scripps Networks Interactive, Class A	5,750	228,965
Sirius XM Radio, Inc. *	228,850	411,930
The Washington Post Co., Class B (a)	280	100,495
Time Warner Cable, Inc.	19,137	1,157,406
Viacom, Inc., Class B	31,050	1,389,798
Virgin Media, Inc.	18,090	400,874

		11,856,738

Pharmaceuticals, Biotechnology & Life Sciences 5.0%
Agilent Technologies, Inc. *	19,902	746,325
Alexion Pharmaceuticals, Inc. *	10,636	730,268
Allergan, Inc.	17,740	1,485,193
Amgen, Inc.	54,050	3,130,035
Biogen Idec, Inc. *	14,030	1,612,749
Celgene Corp. *	27,017	1,704,232
Covance, Inc. *	3,413	156,691
Endo Pharmaceuticals Holdings, Inc. *	6,709	229,649
Gilead Sciences, Inc. *	45,310	1,805,603
Hospira, Inc. *	9,379	264,394
Human Genome Sciences, Inc. *	10,605	81,340

 3

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Illumina, Inc. *	7,165	199,330
Life Technologies Corp. *	10,426	403,799
Mettler-Toledo International, Inc. *	1,849	295,470
Mylan, Inc. *	24,415	476,825
PerkinElmer, Inc.	6,786	128,391
Perrigo Co.	4,830	472,857
Pharmasset, Inc. *	4,048	530,248
Regeneron Pharmaceuticals, Inc. *	4,030	239,463
Techne Corp.	2,148	144,969
Thermo Fisher Scientific, Inc. *	22,107	1,044,556
United Therapeutics Corp. *	2,854	116,757
Vertex Pharmaceuticals, Inc. *	11,997	347,793
Warner Chilcott plc, Class A *	10,043	157,876
Waters Corp. *	5,520	441,600
Watson Pharmaceuticals, Inc. *	7,820	505,328

		17,451,741

Real Estate 2.0%
Alexandria Real Estate Equities, Inc.	3,564	233,656
AvalonBay Communities, Inc.	5,520	689,172
Boston Properties, Inc.	8,510	811,684
CBRE Group, Inc. *	16,576	278,643
Digital Realty Trust, Inc.	5,750	365,125
Essex Property Trust, Inc.	1,911	253,876
Federal Realty Investment Trust	3,680	325,422
Jones Lang LaSalle, Inc.	2,530	162,983
Public Storage	8,280	1,092,132
Simon Property Group, Inc.	17,020	2,116,267
SL Green Realty Corp.	4,920	323,933
The Macerich Co.	7,603	380,910

		7,033,803

Retailing 5.7%
Advance Auto Parts, Inc.	4,830	334,333
Amazon.com, Inc. *	20,470	3,936,176
AutoZone, Inc. *	1,427	468,598
Bed Bath & Beyond, Inc. *	14,490	876,790
Best Buy Co., Inc.	18,216	493,472
CarMax, Inc. *	13,340	383,658
Dick’s Sporting Goods, Inc. *	5,219	205,159
Dollar General Corp. *	5,611	227,638
Dollar Tree, Inc. *	7,130	581,024
Family Dollar Stores, Inc.	6,785	403,165
GameStop Corp., Class A *	7,985	184,613
Groupon, Inc. *	1,830	32,025
Guess?, Inc.	3,910	109,949
Kohl’s Corp.	15,518	834,868
Liberty Interactive Corp., Series A *	34,686	563,994
LKQ Corp. *	8,249	251,842
Lowe’s Cos., Inc.	75,440	1,811,314
Netflix, Inc. *	3,006	193,977
Nordstrom, Inc.	9,800	443,744
O’Reilly Automotive, Inc. *	8,050	621,782
PetSmart, Inc.	6,566	316,810
Priceline.com, Inc. *	2,863	1,391,103
Ross Stores, Inc.	6,900	614,721
Sears Holdings Corp. *(a)	2,582	155,772
Target Corp.	35,722	1,882,550
The TJX Cos., Inc.	22,540	1,390,718
Tiffany & Co.	7,366	493,817
Tractor Supply Co.	4,036	291,520
Urban Outfitters, Inc. *	7,316	197,386

		19,692,518

Semiconductors & Semiconductor Equipment 1.2%
Altera Corp.	18,689	704,015
Atmel Corp. *	24,380	216,251
Broadcom Corp., Class A *	26,970	818,405
Cree, Inc. *	6,132	152,564
First Solar, Inc. *	3,220	154,109
Lam Research Corp. *	7,176	292,565
Marvell Technology Group Ltd. *	30,202	426,452
NVIDIA Corp. *	34,331	536,594
ON Semiconductor Corp. *	25,254	190,163
Skyworks Solutions, Inc. *	10,436	170,211
Xilinx, Inc.	15,281	499,841

		4,161,170

Software & Services 14.7%
Accenture plc, Class A	40,480	2,345,006
Activision Blizzard, Inc.	24,071	298,962
Adobe Systems, Inc. *	28,653	785,665
Akamai Technologies, Inc. *	10,832	313,153
Alliance Data Systems Corp. *	3,220	329,760
ANSYS, Inc. *	5,303	328,627
Autodesk, Inc. *	13,217	450,303
Automatic Data Processing, Inc.	28,520	1,457,087
BMC Software, Inc. *	10,153	362,056
Broadridge Financial Solutions, Inc.	7,022	158,487
CA, Inc.	23,129	490,335
Citrix Systems, Inc. *	10,830	773,154
Cognizant Technology Solutions Corp., Class A *	17,480	1,177,278
eBay, Inc. *	64,184	1,899,205
Electronic Arts, Inc. *	19,199	445,225
Equinix, Inc. *	2,760	276,055
FactSet Research Systems, Inc.	2,387	222,540
Fidelity National Information Services, Inc.	15,014	361,687
Fiserv, Inc. *	8,371	482,672
Genpact Ltd. *	6,084	94,728
Global Payments, Inc.	4,671	206,598
Google, Inc., Class A *	14,490	8,685,161
IAC/InterActiveCorp	5,060	211,913
Informatica Corp. *	6,015	270,404
Intuit, Inc.	16,027	853,277
LinkedIn Corp., Class A *(a)	1,159	76,413
MasterCard, Inc., Class A	5,980	2,239,809
Microsoft Corp.	433,320	11,084,326
Nuance Communications, Inc. *	13,256	325,832
Oracle Corp.	225,630	7,073,501
Rackspace Hosting, Inc. *	6,114	265,225
Red Hat, Inc. *	11,041	552,933
Rovi Corp. *	6,387	177,239
Salesforce.com, Inc. *	7,130	844,335
Solera Holdings, Inc.	3,975	188,097
Symantec Corp. *	43,030	703,541
Teradata Corp. *	9,890	536,335
TIBCO Software, Inc. *	9,660	264,684
Visa, Inc., Class A	28,060	2,720,978

4

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
VMware, Inc., Class A *	3,754	362,937

		50,695,523

Technology Hardware & Equipment 13.4%
Acme Packet, Inc. *	3,371	112,693
Amphenol Corp., Class A	10,009	453,708
Apple, Inc. *	53,820	20,570,004
Arrow Electronics, Inc. *	6,692	244,659
Cisco Systems, Inc.	321,770	5,997,793
Corning, Inc.	90,255	1,197,684
Dell, Inc. *	96,370	1,518,791
Dolby Laboratories, Inc., Class A *	3,060	100,735
EMC Corp. *	119,370	2,746,704
F5 Networks, Inc. *	4,600	519,938
FLIR Systems, Inc.	9,209	247,354
Harris Corp.	7,248	258,029
Hewlett-Packard Co.	120,290	3,362,105
Ingram Micro, Inc., Class A *	9,664	174,049
JDS Uniphase Corp. *	12,842	141,005
Juniper Networks, Inc. *	30,448	691,474
Motorola Mobility Holdings, Inc. *	16,965	661,635
NCR Corp. *	9,360	163,706
NetApp, Inc. *	21,471	790,777
Polycom, Inc. *	10,025	169,422
QUALCOMM, Inc.	97,520	5,344,096
Riverbed Technology, Inc. *	8,942	232,492
Trimble Navigation Ltd. *	6,961	299,880
Western Digital Corp. *	13,398	389,480

		46,388,213

Telecommunication Services 0.8%
American Tower Corp., Class A *	23,000	1,357,000
Clearwire Corp., Class A *(a)	6,580	11,712
Crown Castle International Corp. *	14,048	594,511
MetroPCS Communications, Inc. *	18,355	153,815
NII Holdings, Inc. *	9,854	226,741
SBA Communications Corp., Class A *	6,357	259,938
United States Cellular Corp. *	846	36,987

		2,640,704

Transportation 3.3%
C.H. Robinson Worldwide, Inc.	9,660	661,807
CSX Corp.	63,486	1,378,281
Delta Air Lines, Inc. *	48,530	394,064
Expeditors International of Washington, Inc.	12,287	534,607
FedEx Corp.	17,020	1,414,022
Hertz Global Holdings, Inc. *	13,340	150,875
J.B. Hunt Transport Services, Inc.	5,804	265,359
Kansas City Southern *	6,241	424,575
Southwest Airlines Co.	46,306	388,044
Union Pacific Corp.	28,520	2,949,253
United Parcel Service, Inc., Class B	40,020	2,871,435

		11,432,322

Utilities 0.5%
Calpine Corp. *	20,706	311,418
ITC Holdings Corp.	3,220	238,023
NRG Energy, Inc. *	14,367	282,743
ONEOK, Inc.	5,750	478,170
The AES Corp. *	44,804	541,232

		1,851,586

Total Common Stock
(Cost $332,797,762)		345,172,818

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	134,681	134,681

Total Other Investment Company
(Cost $134,681)		134,681

End of Investments

Collateral Invested for Securities on Loan 0.1% of net assets

SSIT U.S. Government Money Market Fund	451,063	451,063

Total Collateral Invested for Securities on Loan
(Cost $451,063)		451,063

End of Collateral Invested for Securities on Loan

At 11/30/11, the tax basis cost of the fund’s investments was $333,147,448 and the unrealized appreciation and depreciation were $28,972,947 and ($16,812,896), respectively, with a net unrealized appreciation of $12,160,051.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

 5

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$345,172,818	$—	$—	$345,172,818
Other Investment Company(a)	134,681	—	—	134,681

Total	$345,307,499	$—	$—	$345,307,499

Other Financial Instruments
Collateral Invested for Securities on Loan	$451,063	$—	$—	$451,063

(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2011.

REG56689NOV11

6

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF™

Portfolio Holdings as of November 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	239,548,536	240,756,706
0.0%	Other Investment Company	62,036	62,036

99.7%	Total Investments	239,610,572	240,818,742
0.1%	Collateral Invested for Securities on Loan	162,413	162,413
0.2%	Other Assets and Liabilities, Net		544,920

100.0%	Net Assets		241,526,075

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 1.1%
Ford Motor Co. *	143,763	1,523,888
General Motors Co. *	21,971	467,763
Harley-Davidson, Inc.	8,996	330,783
Lear Corp.	3,979	166,839
TRW Automotive Holdings Corp. *	3,979	129,954

		2,619,227

Banks 4.4%
BB&T Corp.	25,987	602,119
BOK Financial Corp.	1,211	66,423
CIT Group, Inc. *	7,643	258,792
City National Corp.	1,903	80,725
Comerica, Inc.	7,612	191,975
Commerce Bancshares, Inc.	3,090	115,063
Cullen/Frost Bankers, Inc.	2,249	113,732
First Republic Bank *	2,768	78,556
Huntington Bancshares, Inc.	31,908	167,517
KeyCorp	36,348	264,977
M&T Bank Corp.	4,844	353,515
New York Community Bancorp, Inc.	16,680	200,827
People’s United Financial, Inc.	14,359	178,770
PNC Financial Services Group, Inc.	19,895	1,078,508
Regions Financial Corp.	47,638	195,792
TFS Financial Corp. *	3,580	33,151
U.S. Bancorp	72,314	1,874,379
Wells Fargo & Co.	188,570	4,876,420

		10,731,241

Capital Goods 7.7%
3M Co.	24,739	2,004,849
Eaton Corp.	12,809	575,252
Fortune Brands Home & Security, Inc. *	5,724	95,476
General Dynamics Corp.	11,418	754,273
General Electric Co.	404,128	6,429,677
Honeywell International, Inc.	26,988	1,461,400
Hubbell, Inc., Class B	2,090	136,728
Ingersoll-Rand plc	12,802	424,002
L-3 Communications Holdings, Inc.	3,989	264,471
Lockheed Martin Corp.	10,207	797,677
Masco Corp.	13,730	131,533
Northrop Grumman Corp.	9,861	562,767
Owens Corning, Inc. *	4,355	124,989
Parker Hannifin Corp.	6,057	501,399
Pentair, Inc.	3,809	144,856
Raytheon Co.	13,321	607,038
Rockwell Automation, Inc.	5,363	402,386
Tyco International Ltd.	17,646	846,302
United Technologies Corp.	29,929	2,292,561

		18,557,636

Commercial & Professional Services 0.7%
Avery Dennison Corp.	4,009	105,076
Cintas Corp.	4,325	131,480
Covanta Holding Corp.	4,671	69,738
Iron Mountain, Inc.	7,093	215,415
Pitney Bowes, Inc.	7,113	132,515
R.R. Donnelley & Sons Co.	7,266	109,135
Republic Services, Inc.	11,764	322,922
Waste Management, Inc.	15,570	487,341

		1,573,622

Consumer Durables & Apparel 0.9%
D.R. Horton, Inc.	10,041	119,588
Garmin Ltd.	4,325	158,252
Hasbro, Inc.	4,671	167,268
Leggett & Platt, Inc.	5,536	123,896
Lennar Corp., Class A	6,284	115,688
Mattel, Inc.	12,829	369,603
Newell Rubbermaid, Inc.	11,107	169,937
Toll Brothers, Inc. *	5,389	109,451
Tupperware Brands Corp.	2,252	131,202
VF Corp.	3,287	455,874
Whirlpool Corp.	2,946	144,531

		2,065,290

Consumer Services 2.1%
Carnival Corp.	15,743	522,668
H&R Block, Inc.	11,591	182,326
International Game Technology	11,418	194,791
McDonald’s Corp.	39,098	3,734,641
Royal Caribbean Cruises Ltd.	5,190	143,815
Wyndham Worldwide Corp.	6,228	220,783

		4,999,024

 1

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 7.8%
American Express Co.	40,482	1,944,755
Ameriprise Financial, Inc.	8,996	413,006
Bank of America Corp.	381,984	2,077,993
Bank of New York Mellon Corp.	46,883	912,343
Capital One Financial Corp.	17,153	766,053
Citigroup, Inc.	109,855	3,018,815
CME Group, Inc.	2,480	618,214
Eaton Vance Corp.	4,671	112,244
Invesco Ltd.	16,954	343,319
Jefferies Group, Inc. (a)	5,409	61,879
JPMorgan Chase & Co.	147,569	4,570,212
Legg Mason, Inc.	5,190	137,691
LPL Investment Holdings, Inc. *	1,557	46,710
Morgan Stanley	66,605	985,088
Northern Trust Corp.	8,304	312,480
NYSE Euronext	9,861	281,630
Raymond James Financial, Inc.	3,807	113,487
SEI Investments Co.	5,539	93,055
SLM Corp.	19,549	251,791
TD Ameritrade Holding Corp.	8,650	140,909
The Goldman Sachs Group, Inc.	16,262	1,558,875

		18,760,549

Energy 13.7%
Apache Corp.	14,532	1,445,062
Chesapeake Energy Corp.	24,766	627,570
Chevron Corp.	75,947	7,808,870
ConocoPhillips	48,440	3,454,741
Devon Energy Corp.	14,878	973,914
El Paso Corp.	29,064	726,891
Energen Corp.	2,768	140,393
EXCO Resources, Inc. (a)	5,882	70,055
Exxon Mobil Corp.	184,245	14,820,668
Forest Oil Corp. *	4,361	69,950
Marathon Oil Corp.	26,815	749,747
Southern Union Co.	4,498	185,408
Spectra Energy Corp.	24,566	722,732
The Williams Cos., Inc.	22,144	714,808
Tidewater, Inc.	1,903	95,911
Valero Energy Corp.	21,625	481,589

		33,088,309

Food & Staples Retailing 0.6%
Safeway, Inc.	13,158	263,160
Sysco Corp.	22,317	636,927
The Kroger Co.	21,279	493,247

		1,393,334

Food, Beverage & Tobacco 9.0%
Altria Group, Inc.	78,715	2,258,333
Archer-Daniels-Midland Co.	23,355	703,453
Beam, Inc.	5,724	300,624
Campbell Soup Co.	7,460	243,196
Coca-Cola Enterprises, Inc.	12,110	316,313
ConAgra Foods, Inc.	15,743	397,668
Constellation Brands, Inc., Class A *	6,964	135,589
Corn Products International, Inc.	2,941	152,903
Dr. Pepper Snapple Group, Inc.	8,156	297,939
General Mills, Inc.	23,009	919,210
H.J. Heinz Co.	12,283	646,700
Hormel Foods Corp.	5,383	162,082
Kellogg Co.	9,342	459,253
Kraft Foods, Inc., Class A	62,107	2,245,168
McCormick & Co., Inc.	5,190	252,753
Molson Coors Brewing Co., Class B	6,055	245,772
Philip Morris International, Inc.	66,605	5,077,965
Reynolds American, Inc.	12,802	535,892
Smithfield Foods, Inc. *	5,882	144,050
The Coca-Cola Co.	80,791	5,431,579
The Hershey Co.	6,055	349,252
The J.M. Smucker Co.	4,325	328,614
Tyson Foods, Inc., Class A	11,072	222,990

		21,827,298

Health Care Equipment & Services 1.2%
Boston Scientific Corp. *	57,241	337,722
Cardinal Health, Inc.	13,148	558,264
CIGNA Corp.	10,207	451,456
Humana, Inc.	6,401	567,641
Omnicare, Inc.	4,363	142,277
WellPoint, Inc.	13,667	964,207

		3,021,567

Household & Personal Products 3.5%
Avon Products, Inc.	16,435	279,395
Kimberly-Clark Corp.	14,878	1,063,331
The Clorox Co.	5,190	337,142
The Procter & Gamble Co.	104,146	6,724,707

		8,404,575

Insurance 4.8%
ACE Ltd.	12,802	890,123
Aflac, Inc.	17,819	774,057
Allied World Assurance Co. Holdings AG	1,389	82,632
American Financial Group, Inc.	3,460	124,560
American International Group, Inc. *	16,435	383,100
Aon Corp.	12,456	572,602
Arch Capital Group Ltd. *	5,190	196,026
Assurant, Inc.	3,633	142,559
Assured Guaranty Ltd.	6,650	64,505
Axis Capital Holdings Ltd.	5,017	160,193
Brown & Brown, Inc.	4,498	93,828
Cincinnati Financial Corp.	5,710	169,301
CNA Financial Corp.	1,074	28,096
Everest Re Group Ltd.	1,730	151,773
Fidelity National Financial, Inc., Class A	8,650	137,276
Genworth Financial, Inc., Class A *	18,704	123,259
HCC Insurance Holdings, Inc.	4,325	116,256
Lincoln National Corp.	11,592	233,927
Loews Corp.	13,321	511,926
Marsh & McLennan Cos., Inc.	20,587	621,522
MetLife, Inc.	31,313	985,733
Old Republic International Corp.	9,607	78,970
PartnerRe Ltd.	2,595	170,543

2

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Principal Financial Group, Inc.	11,094	267,698
Prudential Financial, Inc.	18,338	928,636
Reinsurance Group of America, Inc.	2,941	151,461
The Allstate Corp.	18,511	495,910
The Chubb Corp.	10,899	735,029
The Hartford Financial Services Group, Inc.	16,781	298,031
The Travelers Cos., Inc.	15,916	895,275
Torchmark Corp.	4,152	176,834
Transatlantic Holdings, Inc.	2,422	132,338
Unum Group	11,591	260,913
Validus Holdings Ltd.	2,768	83,289
W.R. Berkley Corp.	4,671	159,328
XL Group plc	11,418	235,439

		11,632,948

Materials 2.6%
Air Products & Chemicals, Inc.	7,612	637,505
Bemis Co., Inc.	3,979	117,341
Celanese Corp., Series A	5,886	273,640
E.I. du Pont de Nemours & Co.	35,292	1,684,134
Eastman Chemical Co.	5,190	205,628
International Flavors & Fragrances, Inc.	2,959	160,555
International Paper Co.	15,397	437,275
MeadWestvaco Corp.	6,574	196,234
Owens-Illinois, Inc. *	6,294	122,922
PPG Industries, Inc.	6,055	531,326
Sealed Air Corp.	7,266	128,027
Sonoco Products Co.	3,809	123,716
Southern Copper Corp.	6,574	204,649
The Dow Chemical Co.	44,288	1,227,220
The Valspar Corp.	3,287	121,225
Titanium Metals Corp.	3,124	48,672
Vulcan Materials Co. (a)	4,503	146,077

		6,366,146

Media 3.0%
Cablevision Systems Corp., Class A	8,996	134,940
CBS Corp., Class B	23,874	621,679
Gannett Co., Inc.	9,432	102,431
News Corp., Class A	87,538	1,526,663
Omnicom Group, Inc.	10,726	463,041
The Interpublic Group of Cos., Inc.	18,165	170,388
The McGraw-Hill Cos., Inc.	11,418	487,549
The Walt Disney Co.	65,221	2,338,173
Time Warner, Inc.	39,617	1,379,464

		7,224,328

Pharmaceuticals, Biotechnology & Life Sciences 9.9%
Abbott Laboratories	58,993	3,218,068
Bristol-Myers Squibb Co.	65,221	2,134,031
Eli Lilly & Co.	37,368	1,414,379
Forest Laboratories, Inc. *	9,688	290,252
Johnson & Johnson	103,627	6,706,739
Merck & Co., Inc.	116,602	4,168,522
Pfizer, Inc.	295,484	5,930,364
Pharmaceutical Product Development, Inc.	4,152	137,888

		24,000,243

Real Estate 2.8%
American Capital Agency Corp.	8,304	238,242
Annaly Capital Management, Inc.	36,397	584,900
BRE Properties, Inc.	2,777	135,129
Brookfield Office Properties, Inc.	9,594	141,320
Camden Property Trust	2,768	159,797
Chimera Investment Corp.	38,279	102,205
DDR Corp.	8,650	101,118
Equity Residential	11,245	620,611
General Growth Properties, Inc.	14,214	200,133
HCP, Inc.	15,397	595,094
Health Care REIT, Inc.	6,747	338,497
Host Hotels & Resorts, Inc.	26,469	374,536
Kimco Realty Corp.	15,284	241,029
Liberty Property Trust	4,346	129,554
Piedmont Office Realty Trust, Inc., Class A	6,592	109,691
Plum Creek Timber Co., Inc.	6,055	223,066
ProLogis, Inc.	17,473	486,099
Rayonier, Inc.	4,671	189,829
Realty Income Corp.	4,671	158,160
Regency Centers Corp.	3,460	128,574
UDR, Inc.	8,477	199,209
Ventas, Inc.	9,861	520,266
Vornado Realty Trust	6,924	515,492
Weyerhaeuser Co.	20,073	337,026

		6,829,577

Retailing 2.1%
Abercrombie & Fitch Co., Class A	3,460	165,769
American Eagle Outfitters, Inc.	7,272	101,154
AutoNation, Inc. *(a)	1,730	62,470
Expedia, Inc.	7,612	211,728
Genuine Parts Co.	5,898	345,033
J.C. Penney Co., Inc.	5,709	182,916
Limited Brands, Inc.	9,873	417,924
Macy’s, Inc.	16,262	525,750
Staples, Inc.	26,988	388,897
The Gap, Inc.	10,553	197,236
The Home Depot, Inc.	60,723	2,381,556

		4,980,433

Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices, Inc. *	21,300	121,197
Analog Devices, Inc.	11,245	392,001
Applied Materials, Inc.	49,654	535,270
Intel Corp.	198,950	4,955,844
KLA-Tencor Corp.	6,401	295,086
Linear Technology Corp.	8,131	249,052
LSI Corp. *	21,284	119,616
Maxim Integrated Products, Inc.	11,245	288,434
Microchip Technology, Inc.	7,093	247,617
Micron Technology, Inc. *	32,140	192,519
Texas Instruments, Inc.	43,769	1,317,447

		8,714,083

 3

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 4.5%
Computer Sciences Corp.	5,739	140,204
International Business Machines Corp.	45,326	8,521,288
Paychex, Inc.	12,318	358,577
SAIC, Inc. *	13,494	162,603
Synopsys, Inc. *	5,536	154,842
The Western Union Co.	23,874	416,362
Total System Services, Inc.	7,439	149,077
VeriSign, Inc.	6,401	214,946
Yahoo!, Inc. *	44,807	703,918

		10,821,817

Technology Hardware & Equipment 1.1%
Avnet, Inc. *	5,882	175,225
Jabil Circuit, Inc.	7,454	151,092
Molex, Inc.	5,709	142,382
Motorola Solutions, Inc.	11,591	540,952
SanDisk Corp. *	8,996	443,593
Seagate Technology plc	15,588	266,555
TE Connectivity Ltd.	16,435	521,154
Xerox Corp.	52,788	430,222

		2,671,175

Telecommunication Services 5.1%
AT&T, Inc.	225,073	6,522,616
CenturyLink, Inc.	23,182	869,789
Frontier Communications Corp.	36,843	210,742
Sprint Nextel Corp. *	112,434	303,572
Telephone & Data Systems, Inc.	3,633	98,055
Verizon Communications, Inc.	107,087	4,040,392
Windstream Corp.	21,798	256,344

		12,301,510

Transportation 0.5%
Norfolk Southern Corp.	13,148	993,200
United Continental Holdings, Inc. *	12,309	221,193

		1,214,393

Utilities 7.0%
AGL Resources, Inc.	2,941	121,257
Alliant Energy Corp.	4,152	175,256
Ameren Corp.	9,012	304,696
American Electric Power Co., Inc.	18,165	720,787
American Water Works Co., Inc.	6,747	209,629
Aqua America, Inc.	5,389	118,019
Atmos Energy Corp.	3,287	112,448
CenterPoint Energy, Inc.	15,051	299,515
CMS Energy Corp.	9,355	195,707
Consolidated Edison, Inc.	10,914	648,510
Constellation Energy Group, Inc.	6,747	270,960
Dominion Resources, Inc.	21,452	1,107,352
DTE Energy Co.	6,418	337,908
Duke Energy Corp.	49,824	1,038,830
Edison International	11,247	442,120
Entergy Corp.	6,747	474,719
Exelon Corp.	24,912	1,103,851
FirstEnergy Corp.	15,743	700,091
Integrys Energy Group, Inc.	2,946	151,690
MDU Resources Group, Inc.	6,747	144,858
National Fuel Gas Co.	3,114	180,456
NextEra Energy, Inc.	15,916	882,383
NiSource, Inc.	10,726	245,733
Northeast Utilities	6,584	227,872
NSTAR	3,979	181,005
NV Energy, Inc.	8,996	137,999
OGE Energy Corp.	3,806	201,566
Pepco Holdings, Inc.	8,659	171,275
PG&E Corp.	15,224	591,300
Pinnacle West Capital Corp.	4,152	196,846
PPL Corp.	21,971	659,569
Progress Energy, Inc.	11,072	602,095
Public Service Enterprise Group, Inc.	19,376	638,245
Questar Corp.	6,814	131,510
SCANA Corp.	4,498	196,203
Sempra Energy	8,477	450,892
Southern Co.	32,524	1,428,129
TECO Energy, Inc.	7,459	140,080
UGI Corp.	4,193	125,622
Westar Energy, Inc.	4,350	120,147
Wisconsin Energy Corp.	8,823	292,747
Xcel Energy, Inc.	18,201	478,504

		16,958,381

Total Common Stock
(Cost $239,548,536)		240,756,706

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional Liquid Reserves Fund - Institutional Class	62,036	62,036

Total Other Investment Company
(Cost $62,036)		62,036

End of Investments

Collateral Invested for Securities on Loan 0.1% of net assets

SSIT U.S. Government Money Market Fund	162,413	162,413

Total Collateral Invested for Securities on Loan
(Cost $162,413)		162,413

End of Collateral Invested for Securities on Loan

At 11/30/11, the tax basis cost of the fund’s investments was $239,879,319 and the unrealized appreciation and depreciation were $17,510,001 and ($16,570,578), respectively, with a net unrealized appreciation $939,423.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust

4

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$240,756,706	$—	$—	$240,756,706
Other Investment Company(a)	62,036	—	—	62,036

Total	$240,818,742	$—	$—	$240,818,742

Other Financial Instruments
Collateral Invested for Securities on Loan	$162,413	$—	$—	$162,413

(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2011.

REG56690NOV11

 5

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF™

Portfolio Holdings as of November 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	99,099,057	90,659,813
0.1%		Other Investment Company	67,796	67,796

100.0%		Total Investments	99,166,853	90,727,609
1.0%		Collateral Invested for Securities on Loan	905,166	905,166
(1	.0)%	Other Assets and Liabilities, Net		(867,610)

100.0%		Net Assets		90,765,165

	Number	Value
Security	of Shares	($)

Common Stock 99.9% of net assets

Automobiles & Components 1.2%
Gentex Corp.	8,400	247,632
Lear Corp.	6,150	257,870
The Goodyear Tire & Rubber Co. *	14,475	202,505
TRW Automotive Holdings Corp. *	6,150	200,859
Visteon Corp. *	3,075	172,046

		1,080,912

Banks 3.6%
Associated Banc-Corp	10,025	104,260
Bank of Hawaii Corp.	2,850	121,268
BankUnited, Inc.	2,400	52,056
BOK Financial Corp.	1,650	90,503
Capitol Federal Financial, Inc.	10,050	113,766
City National Corp.	2,925	124,078
Commerce Bancshares, Inc.	4,883	181,802
Cullen/Frost Bankers, Inc.	3,450	174,466
East West Bancorp, Inc.	8,775	171,727
First Citizens BancShares, Inc., Class A	375	64,373
First Horizon National Corp.	15,450	118,965
First Niagara Financial Group, Inc.	18,075	159,060
First Republic Bank *	4,725	134,095
Fulton Financial Corp.	11,709	109,596
Hancock Holding Co.	4,800	146,568
Hudson City Bancorp, Inc.	28,800	160,992
Huntington Bancshares, Inc.	51,000	267,750
People’s United Financial, Inc.	22,350	278,257
Popular, Inc. *	58,954	87,841
Prosperity Bancshares, Inc.	2,850	113,972
TCF Financial Corp.	8,814	88,669
TFS Financial Corp. *	5,388	49,893
Valley National Bancorp (a)	10,200	120,360
Washington Federal, Inc.	6,394	83,186
Zions Bancorp	10,800	173,772

		3,291,275

Capital Goods 9.9%
Acuity Brands, Inc.	2,550	128,138
Aecom Technology Corp. *	6,150	131,918
AGCO Corp. *	5,700	260,775
Air Lease Corp. *(a)	4,275	95,846
Alliant Techsystems, Inc.	1,950	114,738
AMETEK, Inc.	9,528	408,180
Armstrong World Industries, Inc.	1,350	53,582
BE Aerospace, Inc. *	5,700	222,015
Carlisle Cos., Inc.	3,675	163,905
CLARCOR, Inc.	3,000	145,260
Crane Co.	3,075	147,569
Donaldson Co., Inc.	4,275	292,196
Foster Wheeler AG *	7,350	136,343
Gardner Denver, Inc.	3,075	263,589
Graco, Inc.	3,675	157,988
Harsco Corp.	4,656	96,100
Hubbell, Inc., Class B	3,375	220,792
IDEX Corp.	4,875	177,743
Jacobs Engineering Group, Inc. *	7,575	314,665
KBR, Inc.	9,000	260,100
Kennametal, Inc.	4,875	185,786
Lennox International, Inc.	3,000	99,390
Lincoln Electric Holdings, Inc.	5,025	198,387
Masco Corp.	21,150	202,617
MSC Industrial Direct Co., Class A	2,625	182,516
Navistar International Corp. *	4,350	161,951
Nordson Corp.	3,675	172,946
Oshkosh Corp. *	5,325	109,269
Owens Corning, Inc. *	6,900	198,030
Pall Corp.	6,975	380,068
Pentair, Inc.	5,775	219,623
Polypore International, Inc. *	2,475	121,399
Quanta Services, Inc. *	12,375	254,801
Regal-Beloit Corp.	2,264	119,222
Seaboard Corp.	23	46,223
Snap-On, Inc.	3,450	176,985
Spirit AeroSystems Holdings, Inc., Class A *	6,975	136,082
SPX Corp.	3,075	194,955
Terex Corp. *	6,335	97,749
Textron, Inc.	16,500	320,595
The Babcock & Wilcox Co. *	6,900	156,492
The Shaw Group, Inc. *	4,353	108,041
The Timken Co.	4,650	195,346
Thomas & Betts Corp. *	3,150	163,832
TransDigm Group, Inc. *	2,700	260,334
URS Corp. *	4,800	173,472
WABCO Holdings, Inc. *	4,050	190,390
Wabtec Corp.	2,850	194,512
Woodward, Inc.	3,450	146,073

		8,958,528

 1

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Services 4.0%
Avery Dennison Corp.	6,375	167,089
Cintas Corp.	6,750	205,200
Clean Harbors, Inc. *	2,850	170,915
Copart, Inc. *	3,677	165,208
Corrections Corp. of America *	6,378	133,938
Covanta Holding Corp.	6,975	104,137
Equifax, Inc.	7,350	273,052
IHS, Inc., Class A *	2,775	245,254
Iron Mountain, Inc.	11,025	334,829
KAR Auction Services, Inc. *	1,817	23,875
Manpower, Inc.	4,875	178,571
Pitney Bowes, Inc.	11,100	206,793
R.R. Donnelley & Sons Co.	11,100	166,722
Robert Half International, Inc.	8,550	226,489
Rollins, Inc.	4,353	96,637
The Dun & Bradstreet Corp.	3,000	209,610
Towers Watson & Co., Class A	3,225	210,141
Verisk Analytics, Inc., Class A *	7,577	297,625
Waste Connections, Inc.	6,675	218,740

		3,634,825

Consumer Durables & Apparel 4.3%
D.R. Horton, Inc.	16,425	195,622
Deckers Outdoor Corp. *	2,325	253,297
Fossil, Inc. *	3,225	288,928
Hanesbrands, Inc. *	5,700	140,391
Harman International Industries, Inc.	4,200	173,460
Jarden Corp.	5,475	170,492
Leggett & Platt, Inc.	8,400	187,992
Lennar Corp., Class A	9,525	175,355
Mohawk Industries, Inc. *	3,300	180,048
Newell Rubbermaid, Inc.	17,475	267,367
NVR, Inc. *	329	220,381
Polaris Industries, Inc.	3,751	225,435
PulteGroup, Inc. *	19,821	121,106
PVH Corp.	3,675	249,496
Tempur-Pedic International, Inc. *	3,975	217,075
Toll Brothers, Inc. *	9,075	184,313
Tupperware Brands Corp.	3,600	209,736
Under Armour, Inc., Class A *	2,325	189,092
Whirlpool Corp.	4,500	220,770

		3,870,356

Consumer Services 2.9%
Bally Technologies, Inc. *	3,150	120,771
Brinker International, Inc.	5,250	126,420
Choice Hotels International, Inc.	1,879	67,437
DeVry, Inc.	3,600	124,236
Dunkin’ Brands Group, Inc. *(a)	3,225	81,593
Education Management Corp. *(a)	1,725	38,433
H&R Block, Inc.	18,075	284,320
International Game Technology	17,775	303,242
ITT Educational Services, Inc. *(a)	1,650	90,684
MGM Resorts International *	19,125	196,796
Panera Bread Co., Class A *	1,800	258,084
Penn National Gaming, Inc. *	4,125	153,079
Service Corp. International	14,100	144,525
Sotheby’s	3,905	122,656
The Wendy’s Co.	18,040	89,478
Weight Watchers International, Inc.	1,801	105,845
Wyndham Worldwide Corp.	9,750	345,637

		2,653,236

Diversified Financials 2.4%
Affiliated Managers Group, Inc. *	3,075	290,803
CBOE Holdings, Inc.	5,475	147,387
E*TRADE Financial Corp. *	15,525	142,519
Eaton Vance Corp.	6,975	167,609
Federated Investors, Inc., Class B (a)	6,225	98,791
Jefferies Group, Inc. (a)	8,483	97,045
Legg Mason, Inc.	8,175	216,883
LPL Investment Holdings, Inc. *	2,332	69,960
MSCI, Inc., Class A *	7,200	243,000
Raymond James Financial, Inc.	6,075	181,096
SEI Investments Co.	9,150	153,720
The NASDAQ OMX Group, Inc. *	8,175	214,594
Waddell & Reed Financial, Inc., Class A	5,100	138,618

		2,162,025

Energy 6.5%
Arch Coal, Inc.	12,675	207,743
Atwood Oceanics, Inc. *	3,375	138,375
Berry Petroleum Co., Class A	3,225	141,513
Brigham Exploration Co. *	6,975	254,099
CARBO Ceramics, Inc.	1,200	170,784
Cobalt International Energy, Inc. *	8,981	96,007
Dresser-Rand Group, Inc. *	4,800	249,936
Dril-Quip, Inc. *	2,250	160,043
Energen Corp.	4,275	216,828
EXCO Resources, Inc. (a)	8,811	104,939
Forest Oil Corp. *	7,125	114,285
Helmerich & Payne, Inc.	5,925	337,488
McDermott International, Inc. *	13,725	155,230
Oasis Petroleum, Inc. *	4,200	127,974
Oceaneering International, Inc.	6,525	310,329
Oil States International, Inc. *	3,150	237,037
Patterson-UTI Energy, Inc.	9,075	190,756
Plains Exploration & Production Co. *	8,400	298,872
Quicksilver Resources, Inc. *	7,073	57,291
Rowan Cos., Inc. *	7,500	254,325
RPC, Inc.	2,925	57,096
SandRidge Energy, Inc. *	22,650	166,478
SEACOR Holdings, Inc.	1,275	110,632
SM Energy Co.	3,750	298,087
Southern Union Co.	7,050	290,601
Sunoco, Inc.	7,125	276,521
Superior Energy Services, Inc. *	4,727	140,439
Teekay Corp.	2,625	72,503
Tesoro Corp. *	8,400	200,676
Tidewater, Inc.	3,075	154,980
Unit Corp. *	2,925	148,064
World Fuel Services Corp.	4,200	180,054

		5,919,985

Food, Beverage & Tobacco 1.3%
Constellation Brands, Inc., Class A *	11,250	219,038
Corn Products International, Inc.	4,575	237,854

2

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dean Foods Co. *	11,025	112,014
Flowers Foods, Inc.	8,100	160,137
Ralcorp Holdings, Inc. *	3,225	262,257
Smithfield Foods, Inc. *	9,225	225,920

		1,217,220

Health Care Equipment & Services 5.1%
Accretive Health, Inc. *(a)	2,400	55,392
Alere, Inc. *	5,100	119,289
Allscripts Healthcare Solutions, Inc. *	11,025	214,546
AMERIGROUP Corp. *	2,925	167,222
Brookdale Senior Living, Inc. *	5,949	92,507
Catalyst Health Solutions, Inc. *	2,550	132,651
Community Health Systems, Inc. *	5,405	107,397
Coventry Health Care, Inc. *	8,775	280,273
DENTSPLY International, Inc.	8,475	306,032
Gen-Probe, Inc. *	2,850	179,522
Health Net, Inc. *	5,328	165,914
Hill-Rom Holdings, Inc.	3,750	118,500
Hologic, Inc. *	15,450	272,074
IDEXX Laboratories, Inc. *	3,375	253,766
LifePoint Hospitals, Inc. *	3,150	123,575
Lincare Holdings, Inc.	5,625	133,313
MEDNAX, Inc. *	3,000	202,200
Omnicare, Inc.	6,975	227,455
Owens & Minor, Inc.	3,696	113,837
Patterson Cos., Inc.	5,925	178,757
Quality Systems, Inc.	2,252	79,608
ResMed, Inc. *	9,000	234,450
STERIS Corp.	3,300	99,231
Teleflex, Inc.	2,400	146,112
Tenet Healthcare Corp. *	28,275	131,479
The Cooper Cos., Inc.	2,775	169,997
Universal Health Services, Inc., Class B	5,400	217,188
VCA Antech, Inc. *	5,056	99,401

		4,621,688

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	8,475	375,019
Energizer Holdings, Inc. *	4,125	298,155
Herbalife Ltd.	7,125	394,012
Nu Skin Enterprises, Inc., Class A	3,525	168,284

		1,235,470

Insurance 6.1%
Alleghany Corp. *(a)	525	151,200
Allied World Assurance Co. Holdings AG	2,250	133,852
American Financial Group, Inc.	5,250	189,000
American National Insurance Co.	900	64,530
Arch Capital Group Ltd. *	7,875	297,439
Arthur J. Gallagher & Co.	6,750	209,115
Aspen Insurance Holdings Ltd.	4,200	111,384
Assurant, Inc.	5,625	220,725
Assured Guaranty Ltd.	9,762	94,691
Axis Capital Holdings Ltd.	7,650	244,264
Brown & Brown, Inc.	6,774	141,306
Cincinnati Financial Corp.	9,075	269,074
Endurance Specialty Holdings Ltd.	2,477	89,593
Erie Indemnity Co., Class A	1,651	121,827
Everest Re Group Ltd.	2,700	236,871
Fidelity National Financial, Inc., Class A	13,125	208,294
Genworth Financial, Inc., Class A *	28,800	189,792
Hanover Insurance Group, Inc.	2,643	95,359
HCC Insurance Holdings, Inc.	6,525	175,392
Markel Corp. *	600	240,840
Mercury General Corp.	1,650	74,217
Old Republic International Corp.	14,131	116,157
PartnerRe Ltd.	4,050	266,166
ProAssurance Corp.	1,725	137,327
Reinsurance Group of America, Inc.	4,350	224,025
RenaissanceRe Holdings Ltd.	3,150	231,336
Torchmark Corp.	6,225	265,123
Transatlantic Holdings, Inc.	3,750	204,900
Validus Holdings Ltd.	4,350	130,892
W.R. Berkley Corp.	7,275	248,150
White Mountains Insurance Group Ltd.	379	160,848

		5,543,689

Materials 8.8%
AbitibiBowater, Inc. *	4,367	65,636
Airgas, Inc.	3,900	300,105
Albemarle Corp.	5,475	298,552
Allegheny Technologies, Inc.	6,300	316,386
Allied Nevada Gold Corp. *	4,875	174,964
AptarGroup, Inc.	3,675	186,653
Ashland, Inc.	4,200	233,604
Bemis Co., Inc.	6,075	179,152
Celanese Corp., Series A	9,300	432,357
Coeur d’Alene Mines Corp. *	5,325	155,863
Compass Minerals International, Inc.	1,951	149,544
Cytec Industries, Inc.	3,000	141,480
Domtar Corp.	2,325	182,582
Eastman Chemical Co.	7,800	309,036
Greif, Inc., Class A	2,334	108,811
Huntsman Corp.	11,700	127,881
International Flavors & Fragrances, Inc.	4,875	264,517
Intrepid Potash, Inc. *	3,300	76,428
Kronos Worldwide, Inc.	1,142	22,280
Martin Marietta Materials, Inc.	2,775	217,171
MeadWestvaco Corp.	10,125	302,231
Molycorp, Inc. *(a)	3,675	124,399
Owens-Illinois, Inc. *	9,750	190,418
Packaging Corp. of America	6,075	158,011
Reliance Steel & Aluminum Co.	4,425	217,312
Rock-Tenn Co., Class A	4,200	244,650
Rockwood Holdings, Inc. *	4,125	183,810
Royal Gold, Inc.	3,225	262,676
RPM International, Inc.	7,800	184,080
Sealed Air Corp.	11,250	198,225
Silgan Holdings, Inc.	2,850	110,979
Sonoco Products Co.	6,000	194,880
Steel Dynamics, Inc.	12,900	170,022
Temple-Inland, Inc.	6,375	202,916
The Scotts Miracle-Gro Co., Class A (a)	2,550	112,430
The Valspar Corp.	5,175	190,854
Titanium Metals Corp.	4,950	77,121
United States Steel Corp. (a)	8,550	233,415
Vulcan Materials Co. (a)	6,900	223,836
W.R. Grace & Co. *	3,677	153,221

 3

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Walter Energy, Inc.	3,675	263,497
Westlake Chemical Corp.	1,133	47,586

		7,989,571

Media 2.0%
AMC Networks, Inc., Class A *	3,525	126,900
Charter Communications, Inc., Class A *	2,325	122,923
Clear Channel Outdoor Holdings, Inc., Class A *	2,350	26,579
DreamWorks Animation SKG, Inc., Class A *	4,050	75,208
Gannett Co., Inc.	14,175	153,940
John Wiley & Sons, Inc., Class A	3,150	151,515
Lamar Advertising Co., Class A *	3,458	83,995
Liberty Media Corp. - Liberty Capital, Series A *	6,900	526,332
Morningstar, Inc.	1,500	90,375
Pandora Media, Inc. *(a)	900	9,162
Regal Entertainment Group, Class A	4,520	64,410
The Interpublic Group of Cos., Inc.	28,350	265,923
The Washington Post Co., Class B (a)	300	107,673

		1,804,935

Pharmaceuticals, Biotechnology & Life Sciences 3.7%
Amylin Pharmaceuticals, Inc. *	7,664	82,771
Bio-Rad Laboratories, Inc., Class A *	1,200	113,160
BioMarin Pharmaceutical, Inc. *	6,600	228,492
Bruker Corp. *	5,382	67,383
Charles River Laboratories International, Inc. *	3,021	85,645
Covance, Inc. *	3,675	168,719
Dendreon Corp. *	8,629	74,555
Endo Pharmaceuticals Holdings, Inc. *	6,900	236,187
Human Genome Sciences, Inc. *	11,055	84,792
Mettler-Toledo International, Inc. *	1,950	311,610
Onyx Pharmaceuticals, Inc. *	3,825	168,682
PerkinElmer, Inc.	6,750	127,710
Pharmaceutical Product Development, Inc.	6,300	209,223
Pharmasset, Inc. *	4,275	559,982
Regeneron Pharmaceuticals, Inc. *	4,200	249,564
Salix Pharmaceuticals Ltd. *	3,225	142,352
Techne Corp.	2,100	141,729
United Therapeutics Corp. *	3,077	125,880
Warner Chilcott plc, Class A *	10,350	162,702

		3,341,138

Real Estate 8.0%
Alexandria Real Estate Equities, Inc.	3,750	245,850
American Campus Communities, Inc.	4,125	162,278
Apartment Investment & Management Co., Class A	7,125	155,183
BRE Properties, Inc.	4,425	215,320
Camden Property Trust	4,200	242,466
CBRE Group, Inc. *	17,475	293,755
Chimera Investment Corp.	60,600	161,802
Corporate Office Properties Trust	4,275	89,134
DDR Corp.	13,425	156,938
Digital Realty Trust, Inc.	5,925	376,237
Douglas Emmett, Inc.	7,800	140,244
Duke Realty Corp.	14,850	172,260
Equity Lifestyle Properties, Inc.	2,325	143,755
Essex Property Trust, Inc.	2,025	269,021
Federal Realty Investment Trust	3,676	325,069
Highwoods Properties, Inc.	4,225	121,849
Home Properties, Inc.	2,400	131,928
Hospitality Properties Trust	7,275	160,268
Jones Lang LaSalle, Inc.	2,550	164,271
Liberty Property Trust	6,825	203,453
Mack-Cali Realty Corp.	5,325	135,681
MFA Financial, Inc.	21,975	151,188
Mid-America Apartment Communities, Inc.	2,175	124,671
National Retail Properties, Inc.	5,552	146,906
OMEGA Healthcare Investors, Inc.	6,150	110,270
Piedmont Office Realty Trust, Inc., Class A (a)	10,200	169,728
Rayonier, Inc.	7,200	292,608
Realty Income Corp.	7,500	253,950
Regency Centers Corp.	5,325	197,877
Senior Housing Properties Trust	9,000	197,190
SL Green Realty Corp.	5,100	335,784
Taubman Centers, Inc.	3,525	219,713
The Macerich Co.	7,802	390,880
UDR, Inc.	12,979	305,006
Washington Real Estate Investment Trust	3,900	106,119
Weingarten Realty Investors	7,200	148,968

		7,217,620

Retailing 4.3%
Aaron’s, Inc.	4,202	110,429
Abercrombie & Fitch Co., Class A	5,250	251,527
Advance Auto Parts, Inc.	4,350	301,107
American Eagle Outfitters, Inc.	11,550	160,661
AutoNation, Inc. *(a)	2,700	97,497
Big Lots, Inc. *	4,500	180,495
Chico’s FAS, Inc.	10,217	106,257
Dick’s Sporting Goods, Inc. *	5,400	212,274
Dillard’s, Inc., Class A	2,327	109,369
Foot Locker, Inc.	9,225	217,618
GameStop Corp., Class A *	8,400	194,208
Guess?, Inc.	3,825	107,559
HomeAway, Inc. *(a)	462	12,086
LKQ Corp. *	8,700	265,611
PetSmart, Inc.	6,750	325,687
Sally Beauty Holdings, Inc. *	5,581	112,178
Signet Jewelers Ltd.	5,175	229,149
Tractor Supply Co.	4,350	314,200
Ulta Salon, Cosmetics & Fragrance, Inc. *	2,925	203,668
Urban Outfitters, Inc. *	7,425	200,327
Williams-Sonoma, Inc.	5,550	209,623

		3,921,530

Semiconductors & Semiconductor Equipment 2.1%
Advanced Micro Devices, Inc. *	33,825	192,464
Atmel Corp. *	25,875	229,511
Cree, Inc. *	6,525	162,342

4

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cypress Semiconductor Corp. *	10,275	195,944
Lam Research Corp. *	7,428	302,840
LSI Corp. *	33,675	189,253
Novellus Systems, Inc. *	4,125	142,808
ON Semiconductor Corp. *	26,250	197,662
Skyworks Solutions, Inc. *	10,950	178,595
Teradyne, Inc. *	11,175	150,416

		1,941,835

Software & Services 7.2%
Akamai Technologies, Inc. *	10,950	316,564
Alliance Data Systems Corp. *	3,075	314,911
ANSYS, Inc. *	5,477	339,410
Booz Allen Hamilton Holding Corp. *	924	12,908
Broadridge Financial Solutions, Inc.	7,275	164,197
Cadence Design Systems, Inc. *	15,975	174,767
Computer Sciences Corp.	9,075	221,702
Compuware Corp. *	12,871	106,314
Concur Technologies, Inc. *	2,850	134,606
DST Systems, Inc.	2,250	106,943
Equinix, Inc. *	2,775	277,555
FactSet Research Systems, Inc.	2,475	230,744
FleetCor Technologies, Inc. *	1,952	55,437
Fortinet, Inc. *	7,050	169,130
Gartner, Inc. *	5,250	198,608
Genpact Ltd. *	6,300	98,091
Global Payments, Inc.	4,875	215,621
IAC/InterActiveCorp *	4,425	185,319
Informatica Corp. *	6,300	283,216
Jack Henry & Associates, Inc.	5,100	169,371
Lender Processing Services, Inc.	4,893	92,771
MICROS Systems, Inc., Class A *	4,875	229,954
NeuStar, Inc., Class A *	4,425	149,300
Nuance Communications, Inc. *	13,725	337,360
Parametric Technology Corp. *	6,975	145,289
Rackspace Hosting, Inc. *	6,375	276,547
Rovi Corp. *	6,602	183,206
Solera Holdings, Inc.	4,125	195,195
Synopsys, Inc. *	8,775	245,437
TIBCO Software, Inc. *	9,900	271,260
Total System Services, Inc.	11,625	232,965
VeriFone Systems, Inc. *	6,150	269,677
WebMD Health Corp. *	3,527	127,748

		6,532,123

Technology Hardware & Equipment 4.6%
Acme Packet, Inc. *	3,300	110,319
Anixter International, Inc. *	1,800	110,538
Arrow Electronics, Inc. *	6,900	252,264
Avnet, Inc. *	9,075	270,344
AVX Corp.	2,954	38,225
Brocade Communications Systems, Inc. *	26,925	144,857
Diebold, Inc.	3,900	117,663
Dolby Laboratories, Inc., Class A *	3,075	101,229
EchoStar Corp., Class A *	2,356	51,785
FLIR Systems, Inc.	9,525	255,841
Ingram Micro, Inc., Class A *	9,300	167,493
InterDigital, Inc.	2,775	121,989
IPG Photonics Corp. *	1,575	60,370
Jabil Circuit, Inc.	11,850	240,199
JDS Uniphase Corp. *	13,500	148,230
Lexmark International, Inc., Class A	4,725	158,099
Molex, Inc.	8,775	218,849
National Instruments Corp.	5,700	149,910
NCR Corp. *	9,300	162,657
Polycom, Inc. *	10,500	177,450
Riverbed Technology, Inc. *	9,150	237,900
Seagate Technology plc	24,975	427,072
Trimble Navigation Ltd. *	7,350	316,638
Zebra Technologies Corp., Class A *	3,227	122,174

		4,162,095

Telecommunication Services 1.1%
Clearwire Corp., Class A *(a)	4,991	8,884
Level 3 Communications, Inc. *	8,625	177,761
MetroPCS Communications, Inc. *	18,825	157,753
SBA Communications Corp., Class A *	6,600	269,874
Telephone & Data Systems, Inc.	5,625	151,819
tw telecom, Inc. *	9,000	169,110
United States Cellular Corp. *	975	42,627

		977,828

Transportation 1.9%
Hertz Global Holdings, Inc. *	13,950	157,775
J.B. Hunt Transport Services, Inc.	6,075	277,749
Kansas City Southern *	6,525	443,896
Kirby Corp. *	3,300	212,124
Landstar System, Inc.	2,927	135,432
Ryder System, Inc.	3,077	160,866
United Continental Holdings, Inc. *	19,650	353,110

		1,740,952

Utilities 7.5%
AGL Resources, Inc.	4,650	191,720
Alliant Energy Corp.	6,525	275,420
American Water Works Co., Inc.	10,425	323,905
Aqua America, Inc.	8,325	182,318
Atmos Energy Corp.	5,400	184,734
Cleco Corp.	3,750	135,525
CMS Energy Corp.	15,075	315,369
GenOn Energy, Inc. *	45,034	122,492
Great Plains Energy, Inc.	7,950	167,268
Hawaiian Electric Industries, Inc.	5,700	147,687
IDACORP, Inc.	2,925	119,896
Integrys Energy Group, Inc.	4,650	239,428
ITC Holdings Corp.	3,075	227,304
MDU Resources Group, Inc.	10,275	220,604
National Fuel Gas Co.	4,725	273,814
Nicor, Inc.	2,775	155,733
NiSource, Inc.	16,725	383,170
NRG Energy, Inc. *	14,400	283,392
NSTAR	6,007	273,258
NV Energy, Inc.	13,725	210,542
OGE Energy Corp.	5,775	305,844
Pepco Holdings, Inc.	13,425	265,546
Piedmont Natural Gas Co., Inc.	4,275	140,947
Pinnacle West Capital Corp.	6,525	309,350
Questar Corp.	10,500	202,650

 5

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SCANA Corp.	6,825	297,706
TECO Energy, Inc.	12,000	225,360
UGI Corp.	6,675	199,983
Vectren Corp.	4,800	139,680
Westar Energy, Inc.	6,825	188,507
WGL Holdings, Inc.	3,075	131,825

		6,840,977

Total Common Stock
(Cost $99,099,057)		90,659,813

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	67,796	67,796

Total Other Investment Company
(Cost $67,796)		67,796

End of Investments

Collateral Invested for Securities on Loan 1.0% of net assets

SSIT U.S. Government Money Market Fund	905,166	905,166

Total Collateral Invested for Securities on Loan
(Cost $905,166)		905,166

End of Collateral Invested for Securities on Loan

At 11/30/11, the tax basis cost of the fund’s investments was $99,278,938 and the unrealized appreciation and depreciation were $2,211,555 and ($10,762,884), respectively, with a net unrealized depreciation of ($8,551,329).

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

6

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$90,659,813	$—	$—	$90,659,813
Other Investment Company(a)	67,796	—	—	67,796

Total	$90,727,609	$—	$—	$90,727,609

Other Financial Instruments
Collateral Invested for Securities on Loan	$905,166	$—	$—	$905,166

(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2011.

REG65851NOV11

 7

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF™

Portfolio Holdings as of November 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	516,735,817	504,316,231
0.0%		Rights	—	812
0.1%		Other Investment Company	258,983	258,983

99.9%		Total Investments	516,994,800	504,576,026
2.0%		Collateral Invested for Securities on Loan	9,918,972	9,918,972
(1	.9)%	Other Assets and Liabilities, Net		(9,429,144)

100.0%		Net Assets		505,065,854

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 0.7%
American Axle & Manufacturing Holdings, Inc. *	21,612	189,537
Cooper Tire & Rubber Co.	21,267	284,978
Dana Holding Corp. *	48,892	609,194
Dorman Products, Inc. *	4,605	178,121
Drew Industries, Inc.	6,530	141,701
Exide Technologies *	24,917	68,771
Federal-Mogul Corp. *	8,861	129,371
Fuel Systems Solutions, Inc. *	5,415	96,387
Modine Manufacturing Co. *	16,056	155,422
Superior Industries International, Inc.	8,067	131,331
Tenneco, Inc. *	20,189	584,674
Tesla Motors, Inc. *(a)	18,215	596,359
Thor Industries, Inc.	15,846	383,473
Tower International, Inc. *	2,168	23,024
Winnebago Industries, Inc. *	9,860	63,498

		3,635,841

Banks 6.5%
1st Source Corp.	4,550	114,251
Arrow Financial Corp.	4,168	98,615
Associated Banc-Corp	57,804	601,162
Astoria Financial Corp.	30,660	231,176
BancFirst Corp.	2,568	95,350
BancorpSouth, Inc.	27,069	265,276
Bank Mutual Corp.	15,657	52,921
Bank of Hawaii Corp.	15,746	669,992
Bank of the Ozarks, Inc.	9,276	262,975
BankFinancial Corp.	5,840	32,821
BankUnited, Inc.	13,554	293,986
Beneficial Mutual Bancorp, Inc. *	10,827	94,628
Berkshire Hills Bancorp, Inc.	7,083	141,093
Boston Private Financial Holdings, Inc.	25,519	198,283
Brookline Bancorp, Inc.	22,104	177,716
Camden National Corp.	2,763	81,895
Capital City Bank Group, Inc. (a)	4,533	47,642
CapitalSource, Inc.	107,245	691,730
Capitol Federal Financial, Inc.	56,073	634,746
Cardinal Financial Corp.	9,466	101,192
Cascade Bancorp *	5,989	24,615
Cathay General Bancorp	26,104	362,062
Centerstate Banks, Inc.	9,284	52,362
Central Pacific Financial Corp. *	1,284	17,103
Chemical Financial Corp.	8,654	177,926
Citizens Republic Bancorp, Inc. *	13,508	146,224
City Holding Co. (a)	4,996	162,670
Clifton Savings Bancorp, Inc.	3,816	38,656
CoBiz Financial, Inc.	10,858	57,873
Columbia Banking System, Inc.	13,060	235,080
Community Bank System, Inc.	12,744	336,696
Community Trust Bancorp, Inc.	4,699	132,465
CVB Financial Corp.	31,567	310,304
Dime Community Bancshares	10,631	125,871
Doral Financial Corp. *	39,910	33,924
East West Bancorp, Inc.	49,460	967,932
ESSA Bancorp, Inc.	3,605	40,052
F.N.B. Corp.	42,460	452,624
First Bancorp	5,276	62,151
First Busey Corp.	25,856	136,003
First Citizens BancShares, Inc., Class A	2,151	369,241
First Commonwealth Financial Corp.	35,045	162,959
First Community Bancshares, Inc.	4,947	61,343
First Financial Bancorp	19,164	304,324
First Financial Bankshares, Inc. (a)	10,510	346,830
First Financial Corp.	3,727	124,072
First Financial Holdings, Inc.	5,049	41,250
First Horizon National Corp.	87,344	672,549
First Interstate BancSystem, Inc.	5,220	61,492
First Merchants Corp.	9,009	72,973
First Midwest Bancorp, Inc.	25,174	239,153
First Niagara Financial Group, Inc.	98,579	867,495
FirstMerit Corp.	37,481	547,597
Flagstar Bancorp, Inc. *	66,926	34,802
Flushing Financial Corp.	11,256	145,653
Fulton Financial Corp.	67,233	629,301
Glacier Bancorp, Inc.	25,038	300,706
Great Southern Bancorp, Inc.	3,153	67,317
Hampton Roads Bankshares, Inc. *(a)	8,718	27,113
Hancock Holding Co.	26,024	794,643
Heartland Financial USA, Inc.	5,148	79,331
Home Bancshares, Inc.	8,713	216,605
Hudson Valley Holding Corp.	5,889	119,849
IBERIABANK Corp.	10,438	520,021
Independent Bank Corp.	7,177	187,607
International Bancshares Corp.	19,090	341,329
Investors Bancorp, Inc. *	15,205	208,156

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kearny Financial Corp.	6,372	62,700
Lakeland Financial Corp.	5,149	126,253
MB Financial, Inc.	17,962	304,995
Meridian Interstate Bancorp, Inc. *	3,816	47,013
MGIC Investment Corp. *	62,935	181,253
Nara Bancorp, Inc. *	23,025	215,744
National Penn Bancshares, Inc.	42,980	358,023
NBT Bancorp, Inc.	11,139	237,261
Northfield Bancorp, Inc.	6,682	95,887
Northwest Bancshares, Inc.	34,519	428,726
Ocwen Financial Corp. *	33,156	436,665
Old National Bancorp	31,928	358,232
Oriental Financial Group, Inc.	15,153	166,380
Oritani Financial Corp.	17,664	229,809
Orrstown Financial Services, Inc.	2,458	21,237
Pacific Capital Bancorp NA *(a)	1,843	47,642
PacWest Bancorp	10,896	203,537
Park National Corp. (a)	4,916	299,384
Pinnacle Financial Partners, Inc. *	12,006	179,970
Popular, Inc. *	341,893	509,421
PrivateBancorp, Inc.	22,104	212,198
Prosperity Bancshares, Inc.	15,964	638,400
Provident Financial Services, Inc.	19,692	257,768
Provident New York Bancorp	12,466	86,888
Radian Group, Inc.	44,822	96,816
Renasant Corp.	8,839	130,994
Republic Bancorp, Inc., Class A	3,741	79,309
Rockville Financial, Inc.	4,384	44,498
Roma Financial Corp.	2,661	26,397
S&T Bancorp, Inc.	9,401	173,542
S.Y. Bancorp, Inc.	4,189	88,974
Sandy Spring Bancorp, Inc.	8,602	148,901
SCBT Financial Corp.	4,626	131,748
Signature Bank *	13,914	812,995
Simmons First National Corp., Class A	5,493	145,564
Southside Bancshares, Inc.	5,552	120,423
State Bank Financial Corp. *	10,869	163,144
StellarOne Corp.	8,246	101,096
Sterling Bancorp	9,517	83,083
Sterling Financial Corp. *	9,574	152,035
Susquehanna Bancshares, Inc.	52,497	415,776
SVB Financial Group *	14,448	679,634
Synovus Financial Corp.	245,907	366,401
TCF Financial Corp.	50,998	513,040
Territorial Bancorp, Inc.	3,896	76,751
Texas Capital Bancshares, Inc. *	12,690	366,233
Tompkins Financial Corp.	3,070	123,107
TowneBank (a)	10,185	126,600
TriCo Bancshares	5,464	80,703
TrustCo Bank Corp.	31,314	165,025
Trustmark Corp.	19,502	436,065
UMB Financial Corp.	11,513	411,014
Umpqua Holdings Corp.	39,314	491,425
Union First Market Bankshares Corp.	7,777	101,801
United Bankshares, Inc. (a)	16,714	446,598
United Financial Bancorp, Inc.	5,493	92,667
Univest Corp. of Pennsylvania	6,178	93,411
Valley National Bancorp (a)	56,900	671,420
ViewPoint Financial Group	5,486	70,440
Washington Federal, Inc.	36,869	479,666
Washington Trust Bancorp, Inc.	5,093	121,264
Webster Financial Corp.	24,646	485,526
WesBanco, Inc.	8,630	169,493
Westamerica Bancorp	9,535	437,752
Western Alliance Bancorp *	26,423	166,201
Westfield Financial, Inc.	8,925	65,153
Wilshire Bancorp, Inc. *	19,955	63,856
Wintrust Financial Corp.	11,911	331,007
WSFS Financial Corp.	2,865	104,687

		32,661,375

Capital Goods 10.8%
A.O. Smith Corp.	12,894	506,218
A123 Systems, Inc. *(a)	34,077	84,511
AAON, Inc.	7,117	155,933
AAR CORP.	13,058	238,439
Accuride Corp. *	14,622	89,340
Aceto Corp.	8,775	60,109
Actuant Corp., Class A	22,850	523,722
Acuity Brands, Inc.	14,736	740,484
Advanced Battery Technologies, Inc. *(a)(b)	21,797	21,307
Aegion Corp. *	13,604	206,237
Aerovironment, Inc. *	6,191	188,887
Air Lease Corp. *(a)	24,253	543,752
Aircastle Ltd.	16,364	190,150
Albany International Corp., Class A	9,019	218,801
Alliant Techsystems, Inc.	11,086	652,300
Altra Holdings, Inc. *	9,251	164,113
Ameresco, Inc., Class A *	6,188	73,513
American Railcar Industries, Inc. *	3,115	74,106
American Science & Engineering, Inc.	3,381	247,523
American Superconductor Corp. *(a)	13,305	52,821
American Woodmark Corp.	3,471	44,186
Ampco-Pittsburgh Corp.	2,810	57,746
API Technologies Corp. *	8,311	27,260
Apogee Enterprises, Inc.	9,390	99,534
Applied Industrial Technologies, Inc.	13,201	455,831
Armstrong World Industries, Inc.	7,202	285,847
Astec Industries, Inc. *	6,250	209,062
Astronics Corp. *	3,434	122,456
AZZ, Inc.	4,310	182,529
Barnes Group, Inc.	16,168	402,745
BE Aerospace, Inc. *	32,235	1,255,553
Beacon Roofing Supply, Inc. *	15,502	302,754
Belden, Inc.	16,271	537,594
Blount International, Inc. *	16,279	249,231
Brady Corp., Class A	15,751	471,585
Briggs & Stratton Corp.	17,065	257,170
Builders FirstSource, Inc. *	15,797	24,485
Capstone Turbine Corp. *(a)	86,772	90,243
Carlisle Cos., Inc.	20,392	909,483
Cascade Corp.	2,878	125,222
Ceradyne, Inc. *	7,887	234,559
Chart Industries, Inc. *	10,135	616,816
CIRCOR International, Inc.	5,901	191,783
CLARCOR, Inc.	17,192	832,437
Colfax Corp. *(a)	8,166	239,345
Columbus McKinnon Corp. *	6,894	86,589
Comfort Systems USA, Inc.	11,728	122,323
Crane Co.	16,958	813,814
Cubic Corp.	5,547	235,359
Curtiss-Wright Corp.	15,964	526,014

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DigitalGlobe, Inc. *	11,893	177,206
Douglas Dynamics, Inc.	6,943	107,617
Ducommun, Inc.	3,741	44,780
DXP Enterprises, Inc. *	3,130	94,683
Dycom Industries, Inc. *	12,181	244,229
Dynamic Materials Corp.	4,533	96,825
EMCOR Group, Inc.	22,411	574,394
Encore Wire Corp.	6,378	165,318
Energy Recovery, Inc. *(a)	16,885	48,629
EnerSys *	16,775	403,439
EnPro Industries, Inc. *	7,083	237,068
ESCO Technologies, Inc.	8,817	238,941
Esterline Technologies Corp. *	10,158	547,211
Federal Signal Corp.	21,183	78,165
Force Protection, Inc. *	23,576	130,140
Franklin Electric Co., Inc.	6,754	317,911
FreightCar America, Inc. *	4,189	95,216
FuelCell Energy, Inc. *(a)	38,196	35,522
Furmanite Corp. *	11,916	81,148
GATX Corp.	15,964	681,503
GenCorp, Inc. *	17,231	93,737
Generac Holdings, Inc. *	9,051	226,909
General Cable Corp. *	17,234	456,701
GeoEye, Inc. *	5,833	110,769
Gibraltar Industries, Inc. *	10,438	141,435
Global Power Equipment Group, Inc. *	4,788	111,465
Graco, Inc.	20,338	874,331
GrafTech International Ltd. *	43,760	631,894
Graham Corp.	3,741	87,465
Granite Construction, Inc.	11,666	290,483
Great Lakes Dredge & Dock Co.	19,118	115,664
Griffon Corp.	16,838	157,940
H&E Equipment Services, Inc. *	10,438	132,667
Harsco Corp.	26,834	553,854
HEICO Corp., Class A	11,973	490,294
Hexcel Corp. *	32,796	817,276
Houston Wire & Cable Co.	5,330	59,856
Huntington Ingalls Industries, Inc. *	15,255	484,346
IDEX Corp.	28,011	1,021,281
II-VI, Inc. *	18,034	352,925
Interline Brands, Inc. *	11,177	176,373
John Bean Technologies Corp.	9,598	157,983
Kaman Corp.	8,903	276,260
Kaydon Corp.	10,803	341,159
Kennametal, Inc.	27,630	1,052,979
L.B. Foster Co.	3,269	93,886
Lawson Products, Inc.	1,005	15,839
Layne Christensen Co. *	6,767	169,310
Lennox International, Inc.	16,763	555,358
Lindsay Corp.	4,298	242,794
MasTec, Inc. *	21,234	339,956
Meritor, Inc. *	30,832	183,450
Michael Baker Corp. *	2,808	55,739
Moog, Inc., Class A *	13,913	581,842
Mueller Industries, Inc.	12,625	481,517
Mueller Water Products, Inc., Class A	52,190	116,906
MYR Group, Inc. *	6,904	121,096
NACCO Industries, Inc., Class A	1,845	146,401
National Presto Industries, Inc.	1,605	151,624
Nordson Corp.	20,731	975,601
Northwest Pipe Co. *	2,889	67,285
Orbital Sciences Corp. *	19,823	294,372
Orion Marine Group, Inc. *	8,770	52,708
Oshkosh Corp. *	30,254	620,812
Pike Electric Corp. *	5,182	35,238
Polypore International, Inc. *	13,819	677,822
Powell Industries, Inc. *	3,210	97,327
Primoris Services Corp.	9,480	134,806
Quanex Building Products Corp.	12,956	195,376
Raven Industries, Inc.	6,451	388,608
RBC Bearings, Inc. *	7,368	311,298
Regal-Beloit Corp.	13,205	695,375
Robbins & Myers, Inc.	12,894	685,961
RSC Holdings, Inc. *	21,183	257,585
Rush Enterprises, Inc., Class A *	11,257	215,684
Sauer-Danfoss, Inc. *	3,854	144,872
Seaboard Corp.	126	253,223
Simpson Manufacturing Co., Inc.	13,384	443,010
Snap-On, Inc.	19,648	1,007,942
Standex International Corp.	4,384	139,981
Sterling Construction Co., Inc. *	5,835	74,163
Sun Hydraulics Corp.	6,762	170,132
TAL International Group, Inc.	7,889	207,638
Taser International, Inc. *	20,262	121,977
Tecumseh Products Co., Class A *	4,995	25,874
Teledyne Technologies, Inc. *	12,591	713,658
Tennant Co.	6,140	257,757
Terex Corp. *	36,488	563,010
Textainer Group Holdings Ltd.	6,196	167,912
The Gorman-Rupp Co.	6,182	182,245
The Greenbrier Cos., Inc. *	8,219	182,462
The Keyw Holding Corp. *(a)	5,594	45,479
The Manitowoc Co., Inc.	44,208	489,383
The Middleby Corp. *	6,447	588,482
The Shaw Group, Inc. *	24,138	599,105
The Toro Co.	10,438	589,434
Thermon Group Holdings, Inc. *	4,605	71,193
Thomas & Betts Corp. *	17,597	915,220
Titan International, Inc.	14,443	311,102
Titan Machinery, Inc. *	5,457	118,417
Trex Co., Inc. *	4,730	105,621
TriMas Corp. *	9,116	186,058
Trinity Industries, Inc.	26,577	759,571
Triumph Group, Inc.	12,915	768,313
Tutor Perini Corp. *	11,485	189,388
Twin Disc, Inc.	3,080	130,592
United Rentals, Inc. *	21,436	603,209
Universal Forest Products, Inc.	6,829	190,324
USG Corp. *(a)	22,177	217,113
Valmont Industries, Inc.	7,677	653,927
Vicor Corp.	6,148	49,307
Wabash National Corp. *	23,025	169,004
WABCO Holdings, Inc. *	23,025	1,082,405
Wabtec Corp.	16,271	1,110,496
Watsco, Inc.	8,903	565,340
Watts Water Technologies, Inc., Class A	9,975	381,045
WESCO International, Inc. *	14,736	750,947
Woodward, Inc.	19,433	822,793

		54,738,512

Commercial & Professional Services 3.0%
ABM Industries, Inc.	15,222	330,774

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Acacia Research - Acacia Technologies *	14,487	504,437
Acco Brands Corp. *	17,440	164,459
American Reprographics Co. *	11,379	53,595
CBIZ, Inc. *	14,378	86,556
CDI Corp.	4,534	59,169
Cenveo, Inc. *	18,044	55,034
Clean Harbors, Inc. *	15,657	938,950
Consolidated Graphics, Inc. *	3,157	160,849
CoStar Group, Inc. *	8,596	571,978
Courier Corp.	3,227	35,658
CRA International, Inc. *	3,480	71,062
Deluxe Corp.	17,134	391,683
EnergySolutions, Inc. *	25,989	82,125
EnerNOC, Inc. *	7,860	77,342
Ennis, Inc.	8,743	129,834
Exponent, Inc. *	4,605	218,185
FTI Consulting, Inc. *	13,887	595,613
Fuel Tech, Inc. *	5,480	31,729
G&K Services, Inc., Class A	6,550	195,845
Healthcare Services Group, Inc.	20,928	377,960
Heidrick & Struggles International, Inc.	6,204	132,145
Herman Miller, Inc.	19,831	428,151
Hill International, Inc. *	8,798	48,389
HNI Corp.	12,587	329,779
Huron Consulting Group, Inc. *	7,675	266,476
ICF International, Inc. *	6,595	171,074
Innerworkings, Inc. *	9,824	89,202
Insperity, Inc.	8,075	200,179
Interface, Inc., Class A	19,069	219,294
KAR Auction Services, Inc. *	10,475	137,642
Kelly Services, Inc., Class A	10,293	149,043
Kforce, Inc. *	13,229	162,055
Kimball International, Inc., Class B	8,428	51,158
Knoll, Inc.	16,499	250,125
Korn/Ferry International *	16,139	271,619
M&F Worldwide Corp. *	3,797	94,697
McGrath Rentcorp	8,046	225,208
Metalico, Inc. *	14,122	49,851
Mine Safety Appliances Co.	10,750	378,615
Mistras Group, Inc. *	5,532	130,168
Mobile Mini, Inc. *	12,986	234,138
Multi-Color Corp.	4,469	117,177
Navigant Consulting, Inc. *	16,509	186,056
NL Industries, Inc.	2,594	35,564
On Assignment, Inc. *	12,606	131,355
Pendrell Corp. *	50,365	137,496
Quad Graphics, Inc. (a)	7,369	118,051
Resources Connection, Inc.	14,808	158,446
Rollins, Inc.	25,078	556,732
RPX Corp. *	6,140	86,697
Schawk, Inc.	3,312	41,897
Standard Parking Corp. *	5,530	100,093
Steelcase, Inc., Class A	27,382	214,675
Swisher Hygiene, Inc. *(a)	39,427	152,582
Sykes Enterprises, Inc. *	14,040	228,712
Team, Inc. *	6,486	177,457
Tetra Tech, Inc. *	20,809	465,914
The Advisory Board Co. *	5,526	399,972
The Brink’s Co.	15,684	386,140
The Corporate Executive Board Co.	11,686	457,974
The Dolan Media Co. *	9,212	84,106
The Geo Group, Inc. *	21,542	381,293
TMS International Corp., Class A *	3,210	32,100
TrueBlue, Inc. *	14,076	181,158
UniFirst Corp.	5,223	302,046
United Stationers, Inc.	14,843	497,834
US Ecology, Inc.	6,100	112,484
Viad Corp.	7,211	133,764

		15,029,620

Consumer Durables & Apparel 3.2%
American Greetings Corp., Class A	12,987	220,649
Beazer Homes USA, Inc. *	25,481	54,784
Blyth, Inc.	2,153	141,710
Brookfield Residential Properties, Inc. *	10,851	82,359
Brunswick Corp.	29,588	550,929
Callaway Golf Co.	21,799	123,164
Carter’s, Inc. *	16,888	671,636
Cavco Industries, Inc. *	2,149	87,443
Columbia Sportswear Co.	4,927	250,292
Crocs, Inc. *	29,829	462,648
CSS Industries, Inc.	2,704	57,460
Deckers Outdoor Corp. *	13,205	1,438,619
Eastman Kodak Co. *(a)	84,582	91,349
Ethan Allen Interiors, Inc.	9,351	189,825
Furniture Brands International, Inc. *	15,998	16,158
G-III Apparel Group Ltd. *	5,778	106,488
Hanesbrands, Inc. *	32,198	793,037
Helen of Troy Ltd. *	9,441	282,003
Hovnanian Enterprises, Inc., Class A *(a)	21,450	30,244
Iconix Brand Group, Inc. *	24,790	427,875
iRobot Corp. *	9,009	286,036
JAKKS Pacific, Inc.	9,582	182,920
Jarden Corp.	30,817	959,641
K-Swiss, Inc., Class A *	6,761	19,201
KB HOME (a)	22,718	166,977
Kenneth Cole Productions, Inc., Class A *	2,781	29,562
La-Z-Boy, Inc. *	17,637	174,606
Leapfrog Enterprises, Inc. *	15,557	84,630
Liz Claiborne, Inc. *(a)	31,928	264,045
M.D.C Holdings, Inc.	12,725	227,141
M/I Homes, Inc. *	6,521	58,950
Maidenform Brands, Inc. *	7,890	145,492
Marine Products Corp. *	1,586	8,548
Meritage Homes Corp. *	9,072	197,951
Movado Group, Inc.	6,520	102,560
Oxford Industries, Inc.	4,786	181,533
Perry Ellis International, Inc. *	4,455	63,706
Polaris Industries, Inc.	21,797	1,310,000
PulteGroup, Inc. *	112,788	689,135
Quiksilver, Inc. *	45,129	139,449
Sealy Corp. *	8,632	17,178
Skechers U.S.A., Inc., Class A *	13,509	181,831
Skullcandy, Inc. *(a)	2,858	42,356
Smith & Wesson Holding Corp. *	21,797	67,135
Standard Pacific Corp. *	42,980	136,676
Steven Madden Ltd. *	13,041	465,042
Sturm Ruger & Co., Inc.	6,352	204,280

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Jones Group, Inc.	28,721	311,623
The Ryland Group, Inc.	15,252	229,390
The Warnaco Group, Inc. *	14,736	746,968
True Religion Apparel, Inc. *	8,903	313,386
Under Armour, Inc., Class A *	13,205	1,073,963
Universal Electronics, Inc. *	4,864	79,380
Vera Bradley, Inc. *(a)	8,063	309,619
Wolverine World Wide, Inc.	16,463	606,497
Zagg, Inc. *(a)	6,214	71,461

		16,227,540

Consumer Services 4.0%
AFC Enterprises, Inc. *	8,744	137,281
Ambassadors Group, Inc.	6,057	27,196
American Public Education, Inc. *(a)	5,880	225,322
Ameristar Casinos, Inc.	11,096	194,180
Archipelago Learning, Inc. *	3,378	35,469
Ascent Media Corp., Class A *	5,219	242,840
Bally Technologies, Inc. *	17,806	682,682
Biglari Holdings, Inc. *	614	211,105
BJ’s Restaurants, Inc. *	7,819	375,937
Bob Evans Farms, Inc.	10,745	359,743
Boyd Gaming Corp. *(a)	19,034	127,528
Bravo Brio Restaurant Group, Inc. *	6,155	106,051
Bridgepoint Education, Inc. *(a)	6,265	137,830
Brinker International, Inc.	28,340	682,427
Buffalo Wild Wings, Inc. *	6,451	415,960
Cambium Learning Group, Inc. *	2,934	9,389
Capella Education Co. *	4,474	152,116
Career Education Corp. *	20,475	144,553
CEC Entertainment, Inc.	6,754	227,475
Choice Hotels International, Inc.	10,789	387,217
Churchill Downs, Inc.	4,354	211,343
Coinstar, Inc. *(a)	10,266	438,256
Corinthian Colleges, Inc. *(a)	26,095	68,630
Cracker Barrel Old Country Store, Inc.	7,681	365,308
Denny’s Corp. *	32,849	111,687
DineEquity, Inc. *	5,833	274,618
Domino’s Pizza, Inc. *	19,648	647,205
Education Management Corp. *(a)	9,307	207,360
Gaylord Entertainment Co. *	14,040	297,929
Grand Canyon Education, Inc. *	11,160	172,422
Hillenbrand, Inc.	21,183	481,490
International Speedway Corp., Class A	9,971	245,287
Interval Leisure Group, Inc. *	13,739	192,483
Isle of Capri Casinos, Inc. *	8,098	39,923
ITT Educational Services, Inc. *(a)	9,025	496,014
Jack in the Box, Inc. *	16,612	340,546
K12, Inc. *	12,280	306,632
Krispy Kreme Doughnuts, Inc. *	20,213	152,002
Life Time Fitness, Inc. *	13,617	554,620
Lincoln Educational Services Corp.	7,736	56,860
Matthews International Corp., Class A	10,131	336,045
Morgans Hotel Group Co. *	9,666	60,026
National American University Holdings, Inc.	3,378	25,335
Orient-Express Hotels Ltd., Class A *	31,575	227,024
P.F. Chang’s China Bistro, Inc.	7,368	223,471
Panera Bread Co., Class A *	10,438	1,496,600
Papa John’s International, Inc. *	6,762	256,280
Peet’s Coffee & Tea, Inc. *	4,298	249,800
Pinnacle Entertainment, Inc. *	21,183	223,904
Red Robin Gourmet Burgers, Inc. *	4,816	128,009
Regis Corp.	19,700	319,534
Ruby Tuesday, Inc. *	20,226	148,257
School Specialty, Inc. *	5,833	24,382
Scientific Games Corp., Class A *	20,463	175,982
Service Corp. International	79,837	818,329
Shuffle Master, Inc. *	18,113	200,873
Six Flags Entertainment Corp.	18,300	695,400
Sonic Corp. *	21,414	151,183
Sotheby’s	22,508	706,976
Speedway Motorsports, Inc.	4,357	60,911
Steiner Leisure Ltd. *	4,912	230,864
Stewart Enterprises, Inc., Class A	27,395	170,397
Strayer Education, Inc. (a)	4,013	390,304
Texas Roadhouse, Inc.	21,244	284,457
The Cheesecake Factory, Inc. *	17,969	509,601
The Marcus Corp.	6,544	80,164
The Wendy’s Co.	103,999	515,835
Universal Technical Institute, Inc. *	7,456	95,288
Vail Resorts, Inc.	12,100	538,450
WMS Industries, Inc. *	19,134	401,240

		20,287,837

Diversified Financials 2.1%
Advance America Cash Advance Centers, Inc.	16,334	139,166
Artio Global Investors, Inc.	10,620	62,233
Asset Acceptance Capital Corp. *(a)	3,645	12,830
BGC Partners, Inc., Class A	27,981	176,840
Calamos Asset Management, Inc., Class A	7,210	85,294
Cash America International, Inc.	10,135	503,811
Cohen & Steers, Inc. (a)	6,818	185,586
Cowen Group, Inc., Class A *	27,811	68,415
Credit Acceptance Corp. *	2,225	182,472
DFC Global Corp. *	14,521	263,556
Duff & Phelps Corp., Class A	9,361	138,356
Encore Capital Group, Inc. *	7,675	167,315
Epoch Holding Corp.	6,313	153,595
Evercore Partners, Inc., Class A	8,688	240,571
EZCORP, Inc., Class A *	15,657	455,462
FBR Capital Markets Corp. *	18,113	34,234
Federated Investors, Inc., Class B (a)	34,854	553,133
Financial Engines, Inc. *	13,722	301,472
First Cash Financial Services, Inc. *	9,824	356,611
Gain Capital Holdings, Inc. *	3,117	20,790
GAMCO Investors, Inc., Class A	1,303	61,515
GFI Group, Inc.	22,411	95,247
Gleacher & Co., Inc. *	14,289	18,433
Green Dot Corp., Class A *	6,970	232,798
Greenhill & Co., Inc.	9,824	378,814
HFF, Inc. *	12,018	134,842
ICG Group, Inc. *	13,348	114,926
Interactive Brokers Group, Inc., Class A	13,231	196,745
INTL FCStone, Inc. *	4,864	121,065
Investment Technology Group, Inc. *	14,552	154,979
Janus Capital Group, Inc.	61,768	407,669
KBW, Inc.	10,912	148,731

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Knight Capital Group, Inc., Class A *	33,000	416,790
Life Partners Holdings, Inc. (a)	3,101	19,040
MarketAxess Holdings, Inc.	11,359	328,730
Nelnet, Inc., Class A	9,601	219,959
Netspend Holdings, Inc. *	11,359	71,675
NewStar Financial, Inc. *	10,236	101,234
Oppenheimer Holdings, Inc., Class A	3,603	55,702
PHH Corp. *	19,198	294,881
PICO Holdings, Inc. *	7,772	172,072
Piper Jaffray Cos., Inc. *	6,603	136,682
Portfolio Recovery Associates, Inc. *	5,833	404,635
Pzena Investment Management, Inc., Class A	57	280
Safeguard Scientifics, Inc. *	6,448	108,649
Stifel Financial Corp. *	17,996	570,473
SWS Group, Inc.	8,669	55,655
The First Marblehead Corp. *	21,799	24,633
Virtus Investment Partners, Inc. *	1,961	148,820
Waddell & Reed Financial, Inc., Class A	28,756	781,588
Walter Investment Management Corp.	9,298	207,903
Westwood Holdings Group, Inc.	2,151	81,803
WisdomTree Investments, Inc. *	16,092	100,253
World Acceptance Corp. *	5,019	344,404

		10,813,367

Energy 6.6%
Abraxas Petroleum Corp. *(a)	31,007	111,935
Alon USA Energy, Inc.	4,174	35,688
Amyris, Inc. *(a)	6,913	77,910
Apco Oil & Gas International, Inc.	3,381	268,621
Approach Resources, Inc. *	7,112	222,463
ATP Oil & Gas Corp. *(a)	15,176	111,392
Atwood Oceanics, Inc. *	19,074	782,034
Basic Energy Services, Inc. *	10,293	193,920
Berry Petroleum Co., Class A	17,890	785,013
Bill Barrett Corp. *	14,736	574,704
BPZ Resources, Inc. *(a)	33,258	106,093
Bristow Group, Inc.	11,729	540,238
C&J Energy Services, Inc. *(a)	3,852	75,653
Cal Dive International, Inc. *	32,235	76,075
CARBO Ceramics, Inc.	6,756	961,514
Carrizo Oil & Gas, Inc. *	11,929	339,499
Cheniere Energy, Inc. *(a)	24,590	248,359
Clayton Williams Energy, Inc. *(a)	3,377	249,763
Clean Energy Fuels Corp. *(a)	17,288	226,473
Cloud Peak Energy, Inc. *	20,363	435,157
Complete Production Services, Inc. *	26,500	924,055
Comstock Resources, Inc. *	15,988	265,881
Contango Oil & Gas Co. *	4,331	272,853
Crosstex Energy, Inc.	15,719	188,156
CVR Energy, Inc. *	28,937	526,653
Dawson Geophysical Co. *	2,891	100,838
Delek US Holdings, Inc.	5,095	55,994
DHT Holding, Inc.	20,876	17,118
Dresser-Rand Group, Inc. *	27,323	1,422,709
Dril-Quip, Inc. *	12,280	873,476
Endeavour International Corp. *	12,551	86,727
Energy Partners Ltd. *	10,195	140,895
Exterran Holdings, Inc. *	21,592	247,444
FX Energy, Inc. *	17,621	84,052
Gastar Exploration Ltd. *	16,471	52,707
GeoResources, Inc. *	7,725	220,240
Gevo, Inc. *(a)	2,423	14,902
Global Geophysical Services, Inc. *	7,287	50,718
Global Industries Ltd. *	34,542	275,645
GMX Resources, Inc. *(a)	19,417	25,630
Goodrich Petroleum Corp. *(a)	9,170	133,699
Green Plains Renewable Energy, Inc. *	7,690	81,053
Gulf Island Fabrication, Inc.	4,189	119,093
Gulfmark Offshore, Inc., Class A *	9,083	407,191
Gulfport Energy Corp. *	13,952	442,976
Hallador Energy Co. (a)	1,880	18,480
Harvest Natural Resources, Inc. *(a)	11,533	105,527
Helix Energy Solutions Group, Inc. *	33,635	596,685
Hercules Offshore, Inc. *	46,357	180,329
Hornbeck Offshore Services, Inc. *	10,438	352,178
Houston American Energy Corp. (a)	6,502	91,093
Hyperdynamics Corp. *(a)	46,050	169,464
ION Geophysical Corp. *	39,910	231,877
Isramco, Inc. *(a)	370	30,244
James River Coal Co. *(a)	12,183	100,997
Key Energy Services, Inc. *	47,823	722,127
KiOR, Inc., Class A *(a)	3,531	62,075
Kodiak Oil & Gas Corp. *	83,197	738,789
Lufkin Industries, Inc.	10,175	713,064
Magnum Hunter Resources Corp. *(a)	42,231	203,131
Matrix Service Co. *	9,270	86,767
McMoRan Exploration Co. *	36,561	584,245
Newpark Resources, Inc. *	30,700	275,072
Northern Oil and Gas, Inc. *	21,032	515,074
Oasis Petroleum, Inc. *	23,424	713,729
Oil States International, Inc. *	17,503	1,317,101
Overseas Shipholding Group, Inc. (a)	9,333	98,463
OYO Geospace Corp. *	1,842	167,585
Parker Drilling Co. *	39,603	275,637
Patriot Coal Corp. *	30,394	316,402
Penn Virginia Corp.	15,543	82,378
Petroleum Development Corp. *	8,109	272,057
PetroQuest Energy, Inc. *	19,245	132,213
PHI, Inc. *	5,092	121,801
Pioneer Drilling Co. *	20,602	226,210
Quicksilver Resources, Inc. *	40,430	327,483
Recovery Energy, Inc. *	1,500	6,315
Rentech, Inc. *	74,908	111,613
Resolute Energy Corp. *	17,011	230,499
Rex Energy Corp. *	12,316	198,903
Rosetta Resources, Inc. *	18,113	984,260
RPC, Inc.	16,359	319,328
SEACOR Holdings, Inc.	7,370	639,495
SemGroup Corp., Class A *	12,820	360,883
Ship Finance International Ltd. (a)	14,350	143,644
Solazyme, Inc. *	3,816	44,533
Stone Energy Corp. *	16,222	458,920
Superior Energy Services, Inc. *	26,666	792,247
Swift Energy Co. *	14,193	417,132
Targa Resources Corp.	10,935	378,023
Teekay Corp.	14,056	388,227
Tesco Corp. *	11,052	147,323
Tesoro Corp. *	48,506	1,158,808
TETRA Technologies, Inc. *	25,329	232,520
Unit Corp. *	16,040	811,945

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
USEC, Inc. *	49,120	69,259
VAALCO Energy, Inc. *	19,035	119,921
Venoco, Inc. *	9,653	89,966
Voyager Oil & Gas, Inc. *(a)	18,420	46,971
W&T Offshore, Inc.	12,616	252,572
Warren Resources, Inc. *	23,861	68,004
Western Refining, Inc. *	18,544	220,488
Willbros Group, Inc. *	16,578	64,157
World Fuel Services Corp.	23,669	1,014,690

		33,052,132

Food & Staples Retailing 0.9%
Arden Group, Inc., Class A	614	59,245
Casey’s General Stores, Inc.	12,649	675,204
Chefs’ Warehouse Holdings, LLC *	2,247	30,065
Fresh Market, Inc. *	10,259	402,460
Ingles Markets, Inc., Class A	4,431	68,326
Nash Finch Co.	4,212	116,883
PriceSmart, Inc.	6,451	437,700
Rite Aid Corp. *	202,927	247,571
Ruddick Corp.	14,429	574,996
Spartan Stores, Inc.	7,675	138,380
SUPERVALU, Inc. (a)	70,468	517,940
Susser Holdings Corp. *	2,688	61,770
The Andersons, Inc.	6,240	276,369
The Pantry, Inc. *	8,245	101,991
United Natural Foods, Inc. *	16,578	635,435
Village Super Market, Inc., Class A	1,725	52,923
Weis Markets, Inc.	3,991	159,321
Winn-Dixie Stores, Inc. *	18,113	100,165

		4,656,744

Food, Beverage & Tobacco 1.7%
Alico, Inc.	1,298	23,286
Alliance One International, Inc. *	33,770	94,556
B&G Foods, Inc.	16,354	362,895
Cal-Maine Foods, Inc. (a)	4,394	148,781
Calavo Growers, Inc. (a)	4,248	112,827
Central European Distribution Corp. *(a)	21,799	100,057
Chiquita Brands International, Inc. *	15,477	128,614
Coca-Cola Bottling Co. Consolidated	1,842	103,152
Darling International, Inc. *	39,030	560,861
Dean Foods Co. *	61,839	628,284
Diamond Foods, Inc. (a)	7,679	213,092
Dole Food Co., Inc. *(a)	12,400	104,780
Flowers Foods, Inc.	45,983	909,084
Fresh Del Monte Produce, Inc.	13,270	332,944
Harbinger Group, Inc. *	3,245	15,252
J&J Snack Foods Corp.	4,912	254,835
Lancaster Colony Corp.	6,754	475,482
Limoneira Co. (a)	3,101	52,655
National Beverage Corp.	3,472	58,052
Pilgrim’s Pride Corp. *(a)	15,964	91,633
Primo Water Corp. *(a)	7,404	22,730
Sanderson Farms, Inc. (a)	6,762	348,040
Seneca Foods Corp., Class A *	3,465	78,725
Smart Balance, Inc. *	18,787	99,759
Snyders-Lance, Inc.	21,329	450,682
Star Scientific, Inc. *(a)	38,643	102,018
The Boston Beer Co., Inc., Class A *(a)	3,381	337,796
The Hain Celestial Group, Inc. *	12,188	455,100
Tootsie Roll Industries, Inc.	9,881	238,231
TreeHouse Foods, Inc. *	12,284	809,884
Universal Corp.	7,830	370,985
Vector Group Ltd. (a)	13,406	242,112

		8,327,184

Health Care Equipment & Services 7.4%
Abaxis, Inc. *	7,901	218,621
ABIOMED, Inc. *	11,205	225,669
Accretive Health, Inc. *(a)	13,163	303,802
Accuray, Inc. *	20,653	82,819
Air Methods Corp. *	3,991	322,154
Alere, Inc. *	28,729	671,971
Align Technology, Inc. *	20,456	501,172
Allscripts Healthcare Solutions, Inc. *	62,935	1,224,715
Almost Family, Inc. *	2,964	44,371
Alphatec Holdings, Inc. *	18,727	38,203
Amedisys, Inc. *	9,906	117,584
AMERIGROUP Corp. *	16,579	947,821
AMN Healthcare Services, Inc. *	13,591	62,383
AmSurg Corp. *	10,647	277,674
Analogic Corp.	4,298	240,731
AngioDynamics, Inc. *	8,412	127,189
ArthroCare Corp. *	9,024	269,005
Assisted Living Concepts, Inc., Class A	6,881	94,545
athenahealth, Inc. *	11,695	694,683
Atrion Corp.	616	149,577
Bio-Reference Labs, Inc. *	8,249	102,288
BioScrip, Inc. *	18,278	112,227
Brookdale Senior Living, Inc. *	34,387	534,718
Cantel Medical Corp.	4,468	117,553
Catalyst Health Solutions, Inc. *	14,452	751,793
Centene Corp. *	16,636	643,980
Chemed Corp.	7,108	381,415
Community Health Systems, Inc. *	31,152	618,990
Computer Programs & Systems, Inc.	3,995	181,373
Conceptus, Inc. *	9,124	99,953
CONMED Corp. *	9,756	256,485
CorVel Corp. *	2,246	107,157
Cross Country Healthcare, Inc. *	10,745	55,552
CryoLife, Inc. *	9,384	38,662
Cyberonics, Inc. *	9,398	285,041
Dexcom, Inc. *	23,049	184,853
Emeritus Corp. *	10,298	163,738
Endologix, Inc. *	17,499	198,439
ePocrates, Inc. *	5,156	43,981
ExamWorks Group, Inc. *	11,581	77,824
Gentiva Health Services, Inc. *	10,190	59,306
Greatbatch, Inc. *	7,999	176,938
Haemonetics Corp. *	8,903	527,325
Hanger Orthopedic Group, Inc. *	11,296	180,736
Health Management Associates, Inc., Class A *	85,861	705,777
Health Net, Inc. *	29,782	927,411
HEALTHSOUTH Corp. *	31,995	552,874
Healthspring, Inc. *	23,025	1,257,625
Healthways, Inc. *	11,793	76,772

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hill-Rom Holdings, Inc.	20,917	660,977
HMS Holdings Corp. *	28,323	859,037
ICU Medical, Inc. *	3,852	169,527
Insulet Corp. *	13,723	254,973
Integra LifeSciences Holdings Corp. *	7,368	236,734
Invacare Corp.	10,650	218,751
IPC The Hospitalist Co. *	5,526	254,749
IRIS International, Inc. *	6,521	63,319
Kensey Nash Corp. *	2,947	74,854
Kindred Healthcare, Inc. *	17,773	220,385
Landauer, Inc.	3,377	171,315
LHC Group, Inc. *	5,385	74,851
LifePoint Hospitals, Inc. *	17,371	681,464
Lincare Holdings, Inc.	31,216	739,819
Magellan Health Services, Inc. *	10,745	544,342
MAKO Surgical Corp. *(a)	12,587	362,506
Masimo Corp.	18,599	384,255
MedAssets, Inc. *	18,217	174,155
MedCath Corp.	6,854	49,006
Medidata Solutions, Inc. *	7,859	158,595
MEDNAX, Inc. *	16,578	1,117,357
MedQuist Holdings, Inc. *	10,614	99,135
Merge Healthcare, Inc. *	19,755	106,875
Meridian Bioscience, Inc.	14,186	271,378
Merit Medical Systems, Inc. *	14,166	196,766
Molina Healthcare, Inc. *	10,386	226,934
MWI Veterinary Supply, Inc. *	4,300	297,173
National Healthcare Corp.	3,852	160,436
Natus Medical, Inc. *	10,262	85,893
Neogen Corp. *	8,046	283,461
Neoprobe Corp. *(a)	28,793	71,407
NuVasive, Inc. *	13,424	185,251
NxStage Medical, Inc. *	16,125	315,727
Omnicell, Inc. *	10,984	177,501
OraSure Technologies, Inc. *	15,225	144,637
Orthofix International N.V. *	6,175	211,617
Owens & Minor, Inc.	21,303	656,132
Palomar Medical Technologies, Inc. *	6,047	49,948
PharMerica Corp. *	9,983	156,234
PSS World Medical, Inc. *	17,822	434,500
Quality Systems, Inc.	12,288	434,381
Quidel Corp. *	9,835	178,505
RTI Biologics, Inc. *	18,439	78,735
Select Medical Holdings Corp. *	19,034	165,025
Sirona Dental Systems, Inc. *	19,034	845,871
Skilled Healthcare Group, Inc., Class A *	8,121	34,677
SonoSite, Inc. *	4,817	199,424
STERIS Corp.	17,958	539,997
Sun Healthcare Group, Inc. *	4,338	13,361
Sunrise Senior Living, Inc. *	18,447	92,788
SurModics, Inc. *	5,859	72,652
Symmetry Medical, Inc. *	12,071	94,516
Synovis Life Technologies, Inc. *	4,084	76,943
Team Health Holdings, Inc. *	9,840	216,086
Teleflex, Inc.	13,584	826,994
Tenet Healthcare Corp. *	158,304	736,114
The Cooper Cos., Inc.	15,688	961,047
The Ensign Group, Inc.	5,833	138,300
Thoratec Corp. *	20,262	616,370
Triple-S Management Corp., Class B *	6,965	135,678
Unilife Corp. *(a)	21,530	88,488
Universal American Corp.	12,375	162,484
Vanguard Health Systems, Inc. *	8,688	88,965
VCA Antech, Inc. *	28,726	564,753
Volcano Corp. *	17,543	432,786
WellCare Health Plans, Inc. *	14,429	843,375
West Pharmaceutical Services, Inc.	11,381	438,510
Wright Medical Group, Inc. *	13,919	204,331
Zeltiq Aesthetics, Inc. *(a)	2,149	30,731
Zoll Medical Corp. *	7,379	339,655

		37,288,993

Household & Personal Products 0.5%
Central Garden & Pet Co., Class A *	16,477	146,316
Elizabeth Arden, Inc. *	9,517	359,742
Inter Parfums, Inc.	5,148	88,237
Medifast, Inc. *(a)	5,046	70,190
Nature’s Sunshine Products, Inc. *	3,419	60,379
Nu Skin Enterprises, Inc., Class A	19,955	952,652
Prestige Brands Holdings, Inc., Class A *	16,668	164,680
Revlon, Inc., Class A *	4,086	63,047
Spectrum Brands Holdings, Inc. *	8,367	234,443
USANA Health Sciences, Inc. *	3,070	104,810
WD-40 Co.	5,256	217,651

		2,462,147

Insurance 3.0%
American Equity Investment Life Holding Co.	19,846	219,497
American National Insurance Co.	5,223	374,489
AMERISAFE, Inc. *	6,369	149,289
AmTrust Financial Services, Inc.	8,161	216,348
Argo Group International Holdings Ltd.	10,364	303,665
Arthur J. Gallagher & Co.	38,068	1,179,347
Aspen Insurance Holdings Ltd.	23,664	627,569
Baldwin & Lyons, Inc., Class B	3,416	75,152
Citizens, Inc. *	13,108	112,991
CNO Financial Group, Inc. *	76,136	481,179
Crawford & Co., Class B	8,788	55,452
Delphi Financial Group, Inc., Class A	15,966	439,065
Donegal Group, Inc., Class A	3,149	42,984
eHealth, Inc. *	6,576	99,758
EMC Insurance Group, Inc.	1,774	36,331
Employers Holdings, Inc.	12,588	218,654
Endurance Specialty Holdings Ltd.	13,815	499,689
Enstar Group Ltd. *	3,379	341,651
FBL Financial Group, Inc., Class A	4,524	153,725
First American Financial Corp.	35,205	408,378
Flagstone Reinsurance Holdings S.A.	18,420	150,676
Global Indemnity plc *	5,224	98,420
Greenlight Capital Re Ltd., Class A *	10,475	249,724
Hanover Insurance Group, Inc.	15,177	547,586
Harleysville Group, Inc.	4,298	253,453
Hilltop Holdings, Inc. *	13,940	118,072
Horace Mann Educators Corp.	13,580	165,812
Infinity Property & Casualty Corp.	4,605	264,465
Kansas City Life Insurance Co.	1,380	44,491
Kemper Corp.	15,043	414,435
Maiden Holdings Ltd.	19,850	172,695

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
MBIA, Inc. *(a)	50,993	494,632
Meadowbrook Insurance Group, Inc.	18,113	184,753
Mercury General Corp.	8,903	400,457
Montpelier Re Holdings Ltd.	20,502	348,944
National Financial Partners Corp. *	14,179	195,670
National Interstate Corp.	2,415	56,342
National Western Life Insurance Co., Class A	921	133,582
OneBeacon Insurance Group Ltd., Class A	8,246	126,741
Platinum Underwriters Holdings Ltd.	12,894	443,940
Presidential Life Corp.	6,635	67,810
Primerica, Inc.	13,924	319,695
ProAssurance Corp.	10,135	806,847
Protective Life Corp.	28,309	628,177
RLI Corp.	5,863	415,511
Safety Insurance Group, Inc.	4,912	205,518
Seabright Holdings, Inc.	6,956	47,649
Selective Insurance Group, Inc.	18,692	308,044
StanCorp Financial Group, Inc.	14,881	524,704
State Auto Financial Corp.	5,148	61,364
Stewart Information Services Corp.	6,099	64,344
Symetra Financial Corp.	26,402	249,235
The Navigators Group, Inc. *	4,043	188,768
The Phoenix Cos., Inc. *	37,147	67,236
Tower Group, Inc.	12,394	260,150
United Fire & Casualty Co.	7,840	153,586
Universal Insurance Holdings, Inc.	8,538	29,541

		15,298,282

Materials 5.8%
A. Schulman, Inc.	10,469	216,394
A.M. Castle & Co. *	6,315	85,884
AbitibiBowater, Inc. *	24,672	370,820
AK Steel Holding Corp. (a)	36,334	307,386
AMCOL International Corp.	9,116	302,013
American Vanguard Corp.	8,244	105,193
Balchem Corp.	10,131	420,437
Boise, Inc.	40,589	242,316
Buckeye Technologies, Inc.	13,524	418,974
Cabot Corp.	20,079	666,221
Calgon Carbon Corp. *	18,675	277,884
Carpenter Technology Corp.	14,738	797,915
Century Aluminum Co. *	21,643	208,422
Chemtura Corp. *	32,086	373,802
Clearwater Paper Corp. *	7,725	271,843
Coeur d’Alene Mines Corp. *	29,960	876,929
Commercial Metals Co.	39,186	547,820
Compass Minerals International, Inc.	11,054	847,289
Cytec Industries, Inc.	16,579	781,866
Deltic Timber Corp.	4,298	275,287
Domtar Corp.	13,512	1,061,097
Eagle Materials, Inc.	15,273	353,570
Ferro Corp. *	29,165	169,449
FutureFuel Corp.	4,691	59,341
General Moly, Inc. *(a)	21,932	73,472
Georgia Gulf Corp. *	11,231	215,748
Glatfelter	15,661	227,085
Globe Specialty Metals, Inc.	17,872	266,829
Graphic Packaging Holding Co. *	43,287	191,761
Greif, Inc., Class A	13,815	644,055
H.B. Fuller Co.	16,823	387,938
Hawkins, Inc.	2,894	114,342
Haynes International, Inc.	4,298	257,708
Headwaters, Inc. *	20,569	52,657
Hecla Mining Co.	93,340	577,775
Horsehead Holding Corp. *	14,960	138,978
Innophos Holdings, Inc.	7,404	364,647
Intrepid Potash, Inc. *	17,514	405,624
Kaiser Aluminum Corp.	5,582	260,121
KapStone Paper and Packaging Corp. *	14,347	237,873
Koppers Holdings, Inc.	7,087	234,084
Kraton Performance Polymers, Inc. *	10,540	221,551
Kronos Worldwide, Inc.	6,763	131,946
Louisiana-Pacific Corp. *	44,336	353,801
LSB Industries, Inc. *	6,447	201,598
Materion Corp. *	6,858	168,638
Metals USA Holdings Corp. *	4,445	50,051
Minerals Technologies, Inc.	6,140	356,120
Myers Industries, Inc.	11,666	143,025
Neenah Paper, Inc.	4,824	90,257
NewMarket Corp.	3,379	668,670
Noranda Aluminium Holding Corp.	7,633	62,743
Olin Corp.	23,837	452,903
Olympic Steel, Inc.	3,416	81,096
OM Group, Inc. *	10,935	248,771
Omnova Solutions, Inc. *	15,350	66,773
Packaging Corp. of America	34,223	890,140
PolyOne Corp.	30,949	333,011
Quaker Chemical Corp.	4,299	167,274
Rock-Tenn Co., Class A	23,946	1,394,855
RPM International, Inc.	44,142	1,041,751
RTI International Metals, Inc. *	10,016	273,437
Schnitzer Steel Industries, Inc., Class A	7,991	370,703
Schweitzer-Mauduit International, Inc.	5,526	393,562
Sensient Technologies Corp.	16,670	629,626
Silgan Holdings, Inc.	15,964	621,638
Solutia, Inc. *	40,597	646,304
Spartech Corp. *	8,648	36,841
Stepan Co.	3,070	249,407
Stillwater Mining Co. *	34,434	375,675
SunCoke Energy, Inc. *(a)	3,958	45,675
Temple-Inland, Inc.	36,533	1,162,845
Texas Industries, Inc.	7,835	198,461
TPC Group, Inc. *	4,915	117,960
Tredegar Corp.	8,115	177,150
United States Lime & Minerals, Inc. *	649	35,838
US Gold Corp. *	35,919	149,064
W.R. Grace & Co. *	20,667	861,194
Wausau Paper Corp.	16,460	127,071
Westlake Chemical Corp.	6,754	283,668
Worthington Industries, Inc.	19,686	346,277
Zep, Inc.	7,458	105,083
Zoltek Cos., Inc. *	9,379	77,002

		29,098,304

Media 1.3%
Arbitron, Inc.	9,086	341,724
Belo Corp., Class A	31,314	183,187
Cinemark Holdings, Inc.	29,372	575,397

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Crown Media Holdings, Inc., Class A *(a)	11,084	16,404
Digital Generation, Inc. *	8,060	93,496
DreamWorks Animation SKG, Inc., Class A *	22,808	423,545
Entercom Communications Corp., Class A *	8,903	49,501
Entravision Communications Corp., Class A *	17,010	26,706
Fisher Communications, Inc. *	2,070	61,893
Harte-Hanks, Inc.	14,976	136,282
Journal Communications, Inc., Class A *	14,023	58,897
Knology, Inc. *	11,485	163,661
Lamar Advertising Co., Class A *	20,013	486,116
LIN TV Corp., Class A *	10,925	37,254
Live Nation Entertainment, Inc. *	53,140	459,130
Madison Square Garden, Inc., Class A *	19,677	572,994
Martha Stewart Living Omnimedia, Class A *	6,973	20,780
Meredith Corp. (a)	12,053	349,537
Morningstar, Inc.	8,688	523,452
National CineMedia, Inc.	18,620	242,805
Pandora Media, Inc. *(a)	5,136	52,284
ReachLocal, Inc. *	3,142	25,450
Regal Entertainment Group, Class A	26,046	371,155
Scholastic Corp.	7,413	200,670
Sinclair Broadcast Group, Inc.	16,338	168,935
The E.W. Scripps Co., Class A *	11,285	95,922
The McClatchy Co., Class A *(a)	17,192	20,115
The New York Times Co., Class A *	42,165	306,961
Valassis Communications, Inc. *(a)	15,743	302,423
World Wrestling Entertainment, Inc., Class A (a)	9,835	94,613

		6,461,289

Pharmaceuticals, Biotechnology & Life Sciences 4.8%
Achillion Pharmaceuticals, Inc. *	15,598	103,727
Acorda Therapeutics, Inc. *	13,074	302,663
Aedea Biosciences, Inc. *	5,794	108,232
Affymax, Inc. *	10,880	57,338
Affymetrix, Inc. *	21,106	95,399
Akorn, Inc. *	22,677	244,005
Alimera Sciences, Inc. *(a)	3,210	4,237
Alkermes plc *	31,729	485,136
Allos Therapeutics, Inc. *	18,113	24,090
Alnylam Pharmaceuticals, Inc. *	13,230	93,933
AMAG Pharmaceuticals, Inc. *	7,579	134,906
Amylin Pharmaceuticals, Inc. *	45,254	488,743
Arena Pharmaceuticals, Inc. *(a)	53,725	84,886
ARIAD Pharmaceuticals, Inc. *	45,303	547,713
ArQule, Inc. *	17,951	100,705
Array BioPharma, Inc. *	19,061	40,219
Auxilium Pharmaceuticals, Inc. *	16,142	281,355
AVANIR Pharmaceuticals, Inc. *(a)	41,513	102,122
AVEO Pharmaceuticals, Inc. *	14,487	244,830
Bio-Rad Laboratories, Inc., Class A *	6,767	638,128
BioCryst Pharmaceuticals, Inc. *	13,102	37,734
BioMarin Pharmaceutical, Inc. *	37,454	1,296,657
Bruker Corp. *	31,043	388,658
Cadence Pharmaceuticals, Inc. *	18,488	81,162
Cell Therapeutics, Inc. *(a)	64,482	72,220
Cepheid, Inc. *	20,957	718,825
Charles River Laboratories International, Inc. *	17,265	489,463
Codexis, Inc. *	5,547	26,737
Cubist Pharmaceuticals, Inc. *	20,876	805,187
Cytori Therapeutics, Inc. *(a)	17,499	48,647
Dendreon Corp. *	49,764	429,961
Durect Corp. *	27,016	36,742
Dyax Corp. *	33,156	47,082
Emergent Biosolutions, Inc. *	7,852	133,798
Endocyte, Inc. *	10,438	107,407
Enzo Biochem, Inc. *	10,972	26,881
Enzon Pharmaceuticals, Inc. *	12,365	87,421
eResearchTechnology, Inc. *	15,913	72,882
Exact Sciences Corp. *	17,440	148,066
Exelixis, Inc. *	41,952	193,399
Fluidigm Corp. *	5,457	73,615
Genomic Health, Inc. *	6,756	183,696
Geron Corp. *(a)	44,515	74,340
Halozyme Therapeutics, Inc. *	28,769	272,730
Hi-Tech Pharmacal Co., Inc. *	3,210	133,279
Idenix Pharmaceuticals, Inc. *	22,734	172,778
ImmunoGen, Inc. *	25,743	312,777
Immunomedics, Inc. *	22,464	75,479
Impax Laboratories, Inc. *	22,137	445,839
Incyte Corp. *	32,915	453,240
InterMune, Inc. *	20,311	368,848
Ironwood Pharmaceuticals, Inc. *	15,994	193,048
Isis Pharmaceuticals, Inc. *	31,928	236,906
Jazz Pharmaceuticals, Inc. *	8,031	318,188
Lexicon Pharmaceuticals, Inc. *	47,529	55,609
Luminex Corp. *	13,898	288,522
MannKind Corp. *(a)	30,700	93,942
MAP Pharmaceuticals, Inc. *	8,524	117,205
Medicis Pharmaceutical Corp., Class A	21,184	691,658
Medivation, Inc. *	11,801	542,256
Metabolix, Inc. *(a)	10,492	49,942
Micromet, Inc. *	30,226	185,285
Momenta Pharmaceuticals, Inc. *	15,149	227,841
Myriad Genetics, Inc. *	28,638	608,557
Nektar Therapeutics *(a)	38,522	192,610
Neurocrine Biosciences, Inc. *	17,838	116,661
Novavax, Inc. *(a)	33,156	45,755
NPS Pharmaceuticals, Inc. *	28,750	163,300
Obagi Medical Products, Inc. *	6,386	64,562
Onyx Pharmaceuticals, Inc. *	21,289	938,845
Opko Health, Inc. *	52,190	258,862
Optimer Pharmaceuticals, Inc. *(a)	14,382	165,681
Osiris Therapeutics, Inc. *(a)	5,265	24,482
Pacific Biosciences of California, Inc. *	14,808	42,203
Pain Therapeutics, Inc. *	11,672	45,171
Par Pharmaceutical Cos., Inc. *	12,587	407,945
PAREXEL International Corp. *	20,120	403,406
PDL BioPharma, Inc.	47,278	302,579
Pharmacyclics, Inc. *	17,376	264,636
POZEN, Inc. *	6,593	26,702
Progenics Pharmaceuticals, Inc. *	9,916	66,636
Questcor Pharmaceuticals, Inc. *	19,486	875,896

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rigel Pharmaceuticals, Inc. *	23,599	179,824
Sagent Pharmaceuticals, Inc. *	4,912	101,580
Salix Pharmaceuticals Ltd. *	18,113	799,508
Sangamo BioSciences, Inc. *(a)	16,368	49,595
Santarus, Inc. *	18,136	52,776
Savient Pharmaceuticals, Inc. *(a)	24,519	61,543
Seattle Genetics, Inc. *(a)	34,273	569,960
Sequenom, Inc. *(a)	34,015	142,183
SIGA Technologies, Inc. *	13,553	28,461
Spectrum Pharmaceuticals, Inc. *	17,766	246,059
Sucampo Pharmaceuticals, Inc., Class A *	2,608	9,702
Targacept, Inc. *	9,432	70,834
The Medicines Co. *	18,306	346,166
Theravance, Inc. *	23,669	552,434
Vanda Pharmaceuticals, Inc. *	9,864	49,221
ViroPharma, Inc. *	25,375	609,254
VIVUS, Inc. *(a)	29,692	300,780
XenoPort, Inc. *	11,905	56,906
ZIOPHARM Oncology, Inc. *	20,055	104,286

		24,343,880

Real Estate 8.2%
Acadia Realty Trust	13,242	259,278
Alexander’s, Inc.	1,228	487,037
American Assets Trust, Inc.	9,971	205,801
American Campus Communities, Inc.	23,212	913,160
American Capital Mortgage Investment Corp.	2,900	51,649
Anworth Mortgage Asset Corp.	43,472	275,178
Apartment Investment & Management Co., Class A	40,375	879,368
ARMOUR Residential REIT, Inc. (a)	25,589	182,705
Ashford Hospitality Trust	22,742	181,026
Associated Estates Realty Corp.	14,276	230,415
Avatar Holdings, Inc. *	3,340	19,840
BioMed Realty Trust, Inc.	51,991	925,960
Brandywine Realty Trust	45,436	395,748
Campus Crest Communities, Inc.	10,655	107,402
CapLease, Inc.	19,407	80,539
Capstead Mortgage Corp.	28,196	351,886
CBL & Associates Properties, Inc.	47,045	672,273
Cedar Shopping Centers, Inc.	18,113	60,497
Chesapeake Lodging Trust	10,752	170,957
Cogdell Spencer, Inc.	15,695	58,856
Colonial Properties Trust	29,165	578,634
Colony Financial, Inc.	11,052	163,570
CommonWealth REIT	27,900	467,046
Coresite Realty Corp.	6,826	114,336
Corporate Office Properties Trust	24,035	501,130
Cousins Properties, Inc.	28,551	169,878
CreXus Investment Corp.	22,718	221,728
CubeSmart	36,226	361,173
CYS Investments, Inc. (a)	28,354	372,288
DCT Industrial Trust, Inc.	81,783	393,376
DiamondRock Hospitality Co.	56,795	498,660
Douglas Emmett, Inc.	42,980	772,780
Duke Realty Corp.	84,278	977,625
DuPont Fabros Technology, Inc.	21,184	477,276
EastGroup Properties, Inc.	8,971	381,895
Education Realty Trust, Inc.	29,472	274,679
Entertainment Properties Trust	15,657	699,868
Equity Lifestyle Properties, Inc.	13,007	804,223
Equity One, Inc.	20,690	345,730
Extra Space Storage, Inc.	31,501	759,174
FelCor Lodging Trust, Inc. *	42,059	110,615
First Industrial Realty Trust, Inc. *	27,016	256,652
First Potomac Realty Trust	17,336	220,687
Forest City Enterprises, Inc., Class A *	44,225	536,892
Forestar Group, Inc. *	12,396	188,419
Franklin Street Properties Corp.	25,543	278,674
Getty Realty Corp.	9,720	155,520
Glimcher Realty Trust	35,923	312,530
Government Properties Income Trust	12,404	269,787
Hatteras Financial Corp.	25,101	672,707
Healthcare Realty Trust, Inc.	26,004	458,190
Hersha Hospitality Trust	50,348	216,496
Highwoods Properties, Inc.	24,560	708,310
Home Properties, Inc.	13,815	759,411
Hospitality Properties Trust	41,241	908,539
Hudson Pacific Properties, Inc.	7,844	100,717
Inland Real Estate Corp.	26,298	195,131
Invesco Mortgage Capital	38,562	608,123
Investors Real Estate Trust	27,323	191,807
iStar Financial, Inc. *(a)	28,693	159,533
Kennedy-Wilson Holdings, Inc. (a)	10,256	113,431
Kilroy Realty Corp.	19,525	704,657
Kite Realty Group Trust	20,262	85,506
LaSalle Hotel Properties	28,432	665,593
Lexington Realty Trust	46,971	356,040
LTC Properties, Inc.	10,176	292,560
Mack-Cali Realty Corp.	29,054	740,296
Medical Properties Trust, Inc.	38,334	366,473
MFA Financial, Inc.	120,037	825,855
Mid-America Apartment Communities, Inc.	12,587	721,487
National Health Investors, Inc.	7,823	330,991
National Retail Properties, Inc.	31,474	832,802
NorthStar Realty Finance Corp.	32,235	141,512
OMEGA Healthcare Investors, Inc.	34,869	625,201
Parkway Properties, Inc.	7,901	79,879
Pebblebrook Hotel Trust	16,957	314,044
Pennsylvania Real Estate Investment Trust	18,727	174,723
Pennymac Mortgage Investment Trust	9,270	149,432
Post Properties, Inc.	17,055	682,029
Potlatch Corp.	13,347	429,240
PS Business Parks, Inc.	6,447	339,757
Ramco-Gershenson Properties Trust	13,632	115,736
Redwood Trust, Inc.	23,885	246,732
Resource Capital Corp.	24,884	132,632
Retail Opportunity Investments Corp.	13,816	162,752
RLJ Lodging Trust	21,183	338,928
Sabra Healthcare REIT, Inc.	11,920	126,352
Saul Centers, Inc.	2,661	92,896
Senior Housing Properties Trust	51,883	1,136,757
Sovran Self Storage, Inc.	9,517	396,288
Starwood Property Trust, Inc.	31,621	564,119
Strategic Hotels & Resorts, Inc. *	49,629	249,138
Summit Hotel Properties, Inc.	9,610	80,916
Sun Communities, Inc.	6,762	241,674
Sunstone Hotel Investors, Inc. *	39,603	301,775
Tanger Factory Outlet Centers, Inc.	28,712	813,985

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Taubman Centers, Inc.	19,648	1,224,660
Tejon Ranch Co. *	5,156	127,199
The Howard Hughes Corp. *	8,438	389,751
The St. Joe Co. *(a)	30,644	440,661
Two Harbors Investment Corp.	46,998	439,901
Universal Health Realty Income Trust	4,298	158,639
Urstadt Biddle Properties, Class A	7,543	127,250
Washington Real Estate Investment Trust	22,018	599,110
Weingarten Realty Investors	40,386	835,586
Winthrop Realty Trust	8,598	80,305

		41,548,634

Retailing 5.0%
1-800-FLOWERS.COM, Inc., Class A *	8,063	19,512
99 Cents Only Stores *	18,420	402,477
Aaron’s, Inc.	23,682	622,363
Aeropostale, Inc. *	27,630	428,541
America’s Car-Mart, Inc. *	3,413	122,663
Ann, Inc. *	17,499	410,527
Asbury Automotive Group, Inc. *	11,203	220,923
Ascena Retail Group, Inc. *	21,322	586,781
Audiovox Corp., Class A *	6,522	47,219
Barnes & Noble, Inc. (a)	14,487	252,653
bebe stores, Inc.	12,009	88,386
Big 5 Sporting Goods Corp.	6,754	61,596
Big Lots, Inc. *	25,253	1,012,898
Blue Nile, Inc. *(a)	4,757	180,718
Brown Shoe Co., Inc.	15,914	133,518
Cabela’s, Inc. *	16,395	386,430
Charming Shoppes, Inc. *	39,910	154,851
Chico’s FAS, Inc.	58,887	612,425
Christopher & Banks Corp.	8,339	23,850
Citi Trends, Inc. *	5,014	44,474
Coldwater Creek, Inc. *	27,630	23,859
Collective Brands, Inc. *	20,578	287,063
Core-Mark Holding Co., Inc.	3,759	144,947
Dillard’s, Inc., Class A	12,705	597,135
DSW, Inc., Class A	8,071	363,195
Express, Inc.	19,302	437,962
Foot Locker, Inc.	52,190	1,231,162
Francesca’s Holdings Corp. *	3,210	52,965
Fred’s, Inc., Class A	12,945	174,240
Gaiam, Inc., Class A	5,662	21,176
Genesco, Inc. *	8,293	489,702
GNC Holdings, Inc., Class A *	14,776	402,942
Gordmans Stores, Inc. *	1,770	22,745
Group 1 Automotive, Inc.	7,982	391,996
Haverty Furniture Cos., Inc.	6,846	82,768
hhgregg, Inc. *(a)	7,902	125,168
Hibbett Sports, Inc. *	9,382	426,975
HomeAway, Inc. *(a)	2,548	66,656
Hot Topic, Inc.	13,609	96,624
HSN, Inc.	13,995	501,021
Jos. A. Bank Clothiers, Inc. *	9,210	453,869
Kirkland’s, Inc. *	5,845	72,887
Lithia Motors, Inc.	7,558	167,863
Lumber Liquidators Holdings, Inc. *	8,186	138,671
MarineMax, Inc. *	7,878	50,183
Monro Muffler Brake, Inc.	10,438	419,086
New York & Co., Inc. *	8,785	23,544
NutriSystem, Inc.	9,523	110,848
Office Depot, Inc. *	93,635	210,679
OfficeMax, Inc. *	29,492	137,138
Orbitz Worldwide, Inc. *	7,675	27,016
Overstock.com, Inc. *	4,020	33,205
Pacific Sunwear Of California, Inc. *	22,411	31,151
Penske Automotive Group, Inc.	14,821	300,718
PetMed Express, Inc. (a)	6,374	59,406
Pier 1 Imports, Inc. *	39,156	532,130
Pool Corp.	16,578	505,629
RadioShack Corp.	33,344	382,789
Rent-A-Center, Inc.	20,605	740,750
Rue21, Inc. *	5,011	120,464
Saks, Inc. *	41,620	396,222
Sally Beauty Holdings, Inc. *	32,168	646,577
Select Comfort Corp. *	18,748	347,400
Shoe Carnival, Inc. *	3,117	74,122
Shutterfly, Inc. *	10,131	274,348
Signet Jewelers Ltd.	29,472	1,305,020
Sonic Automotive, Inc., Class A	11,738	173,370
Stage Stores, Inc.	11,668	146,317
Stein Mart, Inc.	8,764	57,579
Systemax, Inc. *	3,685	54,170
Teavana Holdings, Inc. *(a)	2,398	47,888
The Buckle, Inc. (a)	9,210	368,032
The Cato Corp., Class A	9,590	245,408
The Children’s Place Retail Stores, Inc. *	8,680	467,592
The Finish Line, Inc., Class A	17,824	375,730
The Men’s Wearhouse, Inc.	17,210	478,954
The Pep Boys-Manny, Moe & Jack	18,377	208,763
The Talbots, Inc. *(a)	23,462	46,689
The Wet Seal, Inc., Class A *	32,552	112,304
Ulta Salon, Cosmetics & Fragrance, Inc. *	16,889	1,175,981
Vitamin Shoppe, Inc. *	9,248	340,419
Weyco Group, Inc.	2,587	63,795
Williams-Sonoma, Inc.	31,621	1,194,325
Zumiez, Inc. *	7,556	177,793

		25,049,930

Semiconductors & Semiconductor Equipment 3.7%
Advanced Analogic Technologies, Inc. *	12,745	73,220
Advanced Energy Industries, Inc. *	12,987	129,610
Amkor Technology, Inc. *	36,381	161,532
ANADIGICS, Inc. *	22,718	51,115
Applied Micro Circuits Corp. *	22,104	164,896
ATMI, Inc. *	10,837	224,326
Brooks Automation, Inc.	22,679	216,358
Cabot Microelectronics Corp. *	7,777	323,290
Cavium Networks, Inc. *	16,176	527,985
CEVA, Inc. *	8,046	231,805
Cirrus Logic, Inc. *	21,798	355,089
Cohu, Inc.	8,190	82,883
Cymer, Inc. *	9,655	431,772
Cypress Semiconductor Corp. *	57,681	1,099,977
Diodes, Inc. *	11,688	239,604
DSP Group, Inc. *	6,873	40,413
Entegris, Inc. *	45,655	384,872

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Entropic Communications, Inc. *	28,902	143,932
Exar Corp. *	12,587	79,298
Fairchild Semiconductor International, Inc. *	42,639	552,175
FormFactor, Inc. *	17,566	103,991
GT Advanced Technologies, Inc. *	43,297	334,253
Hittite Microwave Corp. *	9,517	517,820
Inphi Corp. *	6,869	74,116
Integrated Device Technology, Inc. *	48,890	283,562
International Rectifier Corp. *	23,155	486,950
Intersil Corp., Class A	42,512	451,903
IXYS Corp. *	9,226	106,468
Kopin Corp. *	22,718	79,967
Kulicke & Soffa Industries, Inc. *	24,686	224,643
Lattice Semiconductor Corp. *	38,788	267,249
LTX-Credence Corp. *	16,578	100,960
MaxLinear, Inc., Class A *	4,781	23,044
MEMC Electronic Materials, Inc. *	76,964	320,940
Micrel, Inc.	17,951	186,690
Microsemi Corp. *	28,797	511,435
MIPS Technologies, Inc. *	16,391	78,677
MKS Instruments, Inc.	17,838	479,129
Monolithic Power Systems, Inc. *	11,724	141,157
Nanometrics, Inc. *	7,066	116,377
Netlogic Microsystems, Inc. *	23,332	1,153,067
Novellus Systems, Inc. *	23,639	818,382
OmniVision Technologies, Inc. *	19,898	214,699
Pericom Semiconductor Corp. *	7,987	62,219
Photronics, Inc. *	19,653	113,791
PMC-Sierra, Inc. *	78,592	439,329
Power Integrations, Inc.	9,565	336,210
Rambus, Inc. *	34,797	277,680
RF Micro Devices, Inc. *	92,288	574,954
Rubicon Technology, Inc. *(a)	6,156	58,420
Rudolph Technologies, Inc. *	10,745	84,456
Semtech Corp. *	22,212	515,318
Sigma Designs, Inc. *	10,574	73,701
Silicon Image, Inc. *	26,594	130,577
Silicon Laboratories, Inc. *	15,043	650,158
Spansion, Inc., Class A *	16,642	145,451
Standard Microsystems Corp. *	7,901	197,762
STR Holdings, Inc. *	13,253	121,397
SunPower Corp. *(a)	14,166	110,778
Supertex, Inc. *	4,086	75,632
Teradyne, Inc. *	62,628	842,973
Tessera Technologies, Inc. *	17,444	302,653
TriQuint Semiconductor, Inc. *	55,316	241,731
Ultratech, Inc. *	8,624	200,077
Veeco Instruments, Inc. *	13,892	345,772
Volterra Semiconductor Corp. *	8,404	205,898

		18,696,568

Software & Services 8.5%
Accelrys, Inc. *	18,499	131,898
ACI Worldwide, Inc. *	11,097	333,798
Actuate Corp. *	15,964	105,362
Acxiom Corp. *	28,244	351,355
Advent Software, Inc. *	11,283	304,641
Ancestry.com, Inc. *	9,961	236,175
AOL, Inc. *	35,305	506,274
Ariba, Inc. *	32,849	996,967
Aspen Technology, Inc. *	31,426	560,954
Bankrate, Inc. *	7,083	128,415
Blackbaud, Inc.	15,219	447,591
Booz Allen Hamilton Holding Corp. *	5,716	79,853
Bottomline Technologies, Inc. *	11,278	253,755
BroadSoft, Inc. *	7,982	280,009
CACI International, Inc., Class A *	10,442	588,720
Cadence Design Systems, Inc. *	90,355	988,484
Carbonite, Inc. *(a)	2,069	25,076
Cardtronics, Inc. *	14,552	395,523
Cass Information Systems, Inc.	2,912	112,724
CIBER, Inc. *	21,183	87,698
CommVault Systems, Inc. *	14,122	700,875
Compuware Corp. *	73,131	604,062
comScore, Inc. *	10,642	211,457
Concur Technologies, Inc. *	15,964	753,980
Constant Contact, Inc. *	10,293	225,211
Convergys Corp. *	35,073	453,143
CoreLogic, Inc. *	35,557	472,197
Cornerstone OnDemand, Inc. *(a)	10,438	168,261
CSG Systems International, Inc. *	11,629	176,412
DealerTrack Holdings, Inc. *	14,283	369,930
Deltek, Inc. *	5,909	48,158
Demand Media, Inc. *	11,577	82,081
DemandTec, Inc. *	9,581	72,816
Dice Holdings, Inc. *	17,466	135,711
Digital River, Inc. *	13,664	218,487
DST Systems, Inc.	12,314	585,284
EarthLink, Inc.	35,361	222,774
Ebix, Inc. (a)	11,011	236,736
Echo Global Logistics, Inc. *(a)	5,404	84,951
Envestnet, Inc. *	7,501	78,310
EPIQ Systems, Inc.	10,797	145,759
Euronet Worldwide, Inc. *	16,580	298,440
Exlservice Holdings, Inc. *	7,675	204,155
Fair Isaac Corp.	12,908	469,464
FalconStor Software, Inc. *	11,383	32,328
FleetCor Technologies, Inc. *	10,691	303,624
Forrester Research, Inc.	4,815	155,862
Fortinet, Inc. *	40,120	962,479
Gartner, Inc. *	30,086	1,138,153
Global Cash Access Holdings, Inc. *	16,198	72,891
Heartland Payment Systems, Inc.	12,180	274,659
Higher One Holdings, Inc. *(a)	11,246	201,641
iGate Corp. *	10,560	163,891
Imperva, Inc. *	1,535	42,780
InfoSpace, Inc. *	12,743	122,843
Interactive Intelligence Group *	4,676	104,275
Internap Network Services Corp. *	17,806	92,413
IntraLinks Holdings, Inc. *	12,151	64,036
j2 Global Communications, Inc.	15,657	424,461
Jack Henry & Associates, Inc.	28,786	955,983
JDA Software Group, Inc. *	14,501	457,071
Kenexa Corp. *	7,725	193,125
Keynote Systems, Inc.	5,117	93,795
KIT Digital, Inc. *	13,051	116,415
Lender Processing Services, Inc.	28,193	534,539
Limelight Networks, Inc. *	23,988	73,883
Lionbridge Technologies, Inc. *	19,431	43,331
Liquidity Services, Inc. *	6,894	234,810
LivePerson, Inc. *	15,854	199,443
LogMeIn, Inc. *	7,438	319,908

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
LoopNet, Inc. *	10,242	184,868
Magma Design Automation, Inc. *	20,753	118,707
Manhattan Associates, Inc. *	7,368	332,591
ManTech International Corp., Class A	7,451	251,844
Marchex, Inc., Class B	7,827	54,085
MAXIMUS, Inc.	11,666	485,306
Mentor Graphics Corp. *	31,547	401,909
MICROS Systems, Inc., Class A *	27,323	1,288,826
MicroStrategy, Inc., Class A *	2,811	346,118
ModusLink Global Solutions, Inc.	14,603	63,523
MoneyGram International, Inc. *	3,530	60,610
Monotype Imaging Holdings, Inc. *	11,936	177,011
Monster Worldwide, Inc. *	44,527	325,492
Motricity, Inc. *(a)	13,508	18,371
Move, Inc. *	15,526	100,919
NCI, Inc., Class A *	2,501	30,262
NetScout Systems, Inc. *	12,280	216,988
NetSuite, Inc. *	9,857	399,603
NeuStar, Inc., Class A *	24,505	826,799
NIC, Inc.	22,001	286,013
OpenTable, Inc. *(a)	7,982	282,323
OPNET Technologies, Inc.	4,912	175,211
Parametric Technology Corp. *	39,476	822,285
Pegasystems, Inc. (a)	5,546	160,168
Perficient, Inc. *	10,297	88,554
Progress Software Corp. *	22,904	466,554
PROS Holdings, Inc. *	6,756	108,164
QLIK Technologies, Inc. *	25,249	691,065
Quest Software, Inc. *	19,920	359,954
QuinStreet, Inc. *	9,469	87,683
RealNetworks, Inc.	6,825	51,802
RealPage, Inc. *	10,657	266,745
Responsys, Inc. *	6,447	53,768
RightNow Technologies, Inc. *	9,210	395,293
Rosetta Stone, Inc. *(a)	4,086	28,316
S1 Corp. *	17,611	171,531
Sapient Corp.	36,415	447,176
SciQuest, Inc. *	5,753	83,994
SeaChange International, Inc. *	9,464	75,807
ServiceSource International, Inc. *	12,894	172,006
Solarwinds, Inc. *	19,183	629,011
Sourcefire, Inc. *	9,824	325,371
SS&C Technologies Holdings, Inc. *	11,380	182,649
Stamps.com, Inc. *	4,431	121,276
Stream Global Services, Inc. *	14,122	43,637
SuccessFactors, Inc. *	27,874	713,574
Synchronoss Technologies, Inc. *	10,295	307,718
Syntel, Inc.	5,526	264,364
Take-Two Interactive Software, Inc. *	29,392	410,018
Taleo Corp., Class A *	14,122	457,412
Tangoe, Inc. *	2,927	39,749
TechTarget *	5,583	30,148
TeleCommunication Systems, Inc., Class A *	16,578	44,595
TeleNav, Inc. *	7,062	58,050
TeleTech Holdings, Inc. *	9,550	168,175
The Active Network, Inc. *	3,883	49,236
The Ultimate Software Group, Inc. *	8,642	573,137
THQ, Inc. *	21,490	36,533
TiVo, Inc. *	40,348	398,638
TNS, Inc. *	9,052	176,786
Travelzoo, Inc. *(a)	2,572	71,990
Tyler Technologies, Inc. *	10,608	339,986
Unisys Corp. *	13,360	322,644
United Online, Inc.	29,639	156,494
ValueClick, Inc. *	26,456	409,010
VASCO Data Security International, Inc. *	8,785	74,058
VeriFone Systems, Inc. *	34,773	1,524,796
Verint Systems, Inc. *	7,428	210,138
VirnetX Holding Corp. *(a)	14,168	281,093
Virtusa Corp. *	5,686	89,498
VistaPrint N.V. *	13,624	445,641
Vocus, Inc. *	6,951	147,500
WebMD Health Corp. *	19,748	715,273
Websense, Inc. *	13,346	241,696
Wright Express Corp. *	12,917	677,884
XO Group, Inc. *	10,071	74,223
Zillow, Inc. *(a)	1,179	26,398

		43,109,208

Technology Hardware & Equipment 5.4%
3D Systems Corp. *(a)	14,532	226,845
ADTRAN, Inc.	21,612	713,844
Aeroflex Holding Corp. *	5,980	57,647
Anaren, Inc. *	5,169	86,477
Anixter International, Inc. *	10,438	640,998
Arris Group, Inc. *	39,911	429,043
Aruba Networks, Inc. *	29,915	631,207
Aviat Networks, Inc. *	19,034	33,500
Avid Technology, Inc. *	10,262	81,686
AVX Corp.	17,854	231,031
Badger Meter, Inc.	5,526	171,693
Bel Fuse, Inc., Class B	3,816	69,756
Benchmark Electronics, Inc. *	19,809	273,562
Black Box Corp.	6,172	176,087
Blue Coat Systems, Inc. *	14,823	266,814
Brightpoint, Inc. *	22,793	227,702
Brocade Communications Systems, Inc. *	152,273	819,229
Calix, Inc. *	11,827	106,680
Checkpoint Systems, Inc. *	13,703	165,532
Ciena Corp. *	32,189	389,809
Cognex Corp.	12,996	463,567
Coherent, Inc. *	8,688	441,350
Comtech Telecommunications Corp.	8,619	261,070
Comverse Technology, Inc. *	69,075	452,441
CTS Corp.	11,424	97,218
Daktronics, Inc.	13,575	127,605
Diebold, Inc.	21,797	657,616
Digi International, Inc. *	8,521	93,646
DTS, Inc. *	5,910	170,149
Echelon Corp. *	10,638	52,339
EchoStar Corp., Class A *	13,932	306,225
Electro Rent Corp.	6,521	106,879
Electro Scientific Industries, Inc. *	8,302	109,337
Electronics for Imaging, Inc. *	15,722	232,528
Emulex Corp. *	29,779	235,254
Extreme Networks, Inc. *	31,007	93,641
Fabrinet *	6,499	92,221
FARO Technologies, Inc. *	5,553	269,043
FEI Co. *	13,233	534,084
Finisar Corp. *	29,953	552,333

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fusion-io, Inc. *(a)	4,349	145,648
Harmonic, Inc. *	38,682	207,722
Imation Corp. *	9,904	58,236
Infinera Corp. *	35,396	244,232
Insight Enterprises, Inc. *	15,137	221,606
InterDigital, Inc.	15,191	667,796
Intermec, Inc. *	16,683	122,453
Intevac, Inc. *	7,218	54,063
IPG Photonics Corp. *	8,938	342,594
Itron, Inc. *	13,524	479,155
Ixia *	16,661	183,271
KEMET Corp. *	14,758	122,196
Lexmark International, Inc., Class A	26,489	886,322
Littelfuse, Inc.	7,783	363,777
Loral Space & Communications, Inc. *	4,298	267,121
Maxwell Technologies, Inc. *	9,552	162,097
Measurement Specialties, Inc. *	4,790	136,659
Mercury Computer Systems, Inc. *	9,700	133,763
Meru Networks, Inc. *	3,714	17,456
Methode Electronics, Inc.	12,770	113,398
MTS Systems Corp.	5,307	213,235
Multi-Fineline Electronix, Inc. *	3,341	69,927
National Instruments Corp.	31,111	818,219
NeoPhotonics Corp. *	5,348	25,350
NETGEAR, Inc. *	12,894	489,843
Newport Corp. *	13,229	172,374
Novatel Wireless, Inc. *	9,296	29,840
Oclaro, Inc. *	17,192	53,467
Oplink Communications, Inc. *	6,799	112,251
Opnext, Inc. *	6,451	6,774
OSI Systems, Inc. *	6,485	310,048
Park Electrochemical Corp.	6,525	179,046
Plantronics, Inc.	15,964	550,119
Plexus Corp. *	11,833	321,266
Power-One, Inc. *	18,613	79,291
Pulse Electronics Corp.	14,122	42,790
QLogic Corp. *	34,745	518,395
Quantum Corp. *	77,671	208,935
RealD, Inc. *(a)	13,203	126,485
Rofin-Sinar Technologies, Inc. *	9,434	226,982
Rogers Corp. *	5,837	231,729
Sanmina-SCI Corp. *	27,016	228,826
ScanSource, Inc. *	9,210	323,363
ShoreTel, Inc. *	8,146	49,120
Silicon Graphics International Corp. *	10,261	153,094
Sonus Networks, Inc. *	76,750	200,318
STEC, Inc. *	14,316	130,562
Stratasys, Inc. *	7,237	222,321
Super Micro Computer, Inc. *	8,596	116,820
Sycamore Networks, Inc.	6,867	135,967
Symmetricom, Inc. *	14,302	73,655
Synaptics, Inc. *	11,666	378,678
SYNNEX Corp. *	8,469	248,565
Tech Data Corp. *	15,964	785,908
Tekelec *	21,038	231,839
Tellabs, Inc.	110,620	439,161
TTM Technologies, Inc. *	18,228	200,690
Ubiquiti Networks, Inc. *	2,456	48,531
Universal Display Corp. *(a)	13,508	526,272
UTStarcom Holdings Corp. *	43,594	58,852
ViaSat, Inc. *	14,234	673,553
Viasystems Group, Inc. *	1,493	27,232
Vishay Intertechnology, Inc. *	48,118	475,887
Vishay Precision Group, Inc. *	4,437	63,227
X-Rite, Inc. *	9,702	46,570
Zebra Technologies Corp., Class A *	17,992	681,177

		27,383,807

Telecommunication Services 0.9%
AboveNet, Inc.	7,733	461,969
Alaska Communications Systems Group, Inc. (a)	13,999	74,895
Atlantic Tele-Network, Inc.	3,091	127,967
Boingo Wireless, Inc. *(a)	4,298	36,533
Cbeyond, Inc. *	9,164	67,905
Cincinnati Bell, Inc. *	65,838	193,564
Cogent Communications Group, Inc. *	15,604	265,424
Consolidated Communications Holdings, Inc.	9,121	168,465
Fairpoint Communications, Inc. *(a)	7,549	35,858
General Communication, Inc., Class A *	11,901	121,271
Globalstar, Inc. *(a)	35,259	15,479
Hawaiian Telcom Holdco, Inc. *	3,210	48,150
IDT Corp., Class B	6,527	84,851
Iridium Communications, Inc. *	15,218	108,200
Leap Wireless International, Inc. *	21,183	192,130
Level 3 Communications, Inc. *	49,120	1,012,363
Lumos Networks Corp. *	4,887	71,497
Neutral Tandem, Inc. *	11,467	123,958
NTELOS Holdings Corp.	4,887	103,165
Premiere Global Services, Inc. *	16,090	133,064
Shenandoah Telecommunications Co.	8,463	93,432
tw telecom, Inc. *	50,714	952,916
USA Mobility, Inc.	8,118	113,814
Vonage Holdings Corp. *	48,144	124,211

		4,731,081

Transportation 2.5%
Air Transport Services Group, Inc. *	18,755	90,774
Alaska Air Group, Inc. *	12,033	835,331
Alexander & Baldwin, Inc.	13,815	523,450
Allegiant Travel Co. *	5,223	272,014
AMERCO *	2,149	167,622
Arkansas Best Corp.	8,725	166,822
Atlas Air Worldwide Holdings, Inc. *	8,696	367,406
Avis Budget Group, Inc. *	35,447	418,275
Baltic Trading Ltd.	4,258	21,886
Celadon Group, Inc.	6,970	74,509
Con-way, Inc.	18,420	517,418
Dollar Thrifty Automotive Group, Inc. *	9,010	604,391
Eagle Bulk Shipping, Inc. *(a)	20,733	23,014
Forward Air Corp.	10,131	325,205
Genco Shipping & Trading Ltd. *(a)	10,835	82,129
Genesee & Wyoming, Inc., Class A *	13,293	811,803
Hawaiian Holdings, Inc. *	17,192	102,292
Heartland Express, Inc.	19,060	262,075
Hub Group, Inc., Class A *	12,484	371,774
JetBlue Airways Corp. *	83,811	345,301
Kirby Corp. *	19,038	1,223,763
Knight Transportation, Inc.	18,929	283,178
Landstar System, Inc.	16,000	740,320

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Marten Transport Ltd.	5,493	101,401
Old Dominion Freight Line, Inc. *	18,235	707,700
Pacer International, Inc. *	11,680	49,990
Patriot Transportation Holding, Inc. *	2,706	61,643
RailAmerica, Inc. *	7,726	108,550
Republic Airways Holdings, Inc. *	15,043	57,615
Roadrunner Transportation Systems, Inc. *	4,197	59,849
Ryder System, Inc.	17,499	914,848
SkyWest, Inc.	16,976	205,919
Spirit Airlines, Inc. *	5,534	89,263
Swift Transporation Co. *	24,825	211,509
Universal Truckload Services, Inc.	1,932	26,565
US Airways Group, Inc. *	53,194	251,076
UTI Worldwide, Inc.	34,741	540,570
Werner Enterprises, Inc.	17,263	404,645
Wesco Aircraft Holdings, Inc. *	7,404	98,177
Zipcar, Inc. *(a)	8,596	137,192

		12,657,264

Utilities 3.3%
ALLETE, Inc.	10,840	431,974
American States Water Co.	6,447	227,450
Avista Corp.	19,648	491,200
Black Hills Corp.	13,508	442,387
California Water Service Group	13,949	257,080
Central Vermont Public Service Corp.	4,298	151,247
CH Energy Group, Inc.	5,526	311,390
Chesapeake Utilities Corp.	3,221	138,471
Cleco Corp.	20,404	737,401
Connecticut Water Service, Inc.	2,904	84,216
Dynegy, Inc. *	34,712	102,400
El Paso Electric Co.	13,971	482,279
Genie Energy Ltd. *	6,527	47,190
GenOn Energy, Inc. *	260,029	707,279
Great Plains Energy, Inc.	45,192	950,840
Hawaiian Electric Industries, Inc.	32,542	843,163
IDACORP, Inc.	16,617	681,131
MGE Energy, Inc.	7,715	345,169
Middlesex Water Co.	5,146	95,201
New Jersey Resources Corp.	13,895	657,372
Nicor, Inc.	15,350	861,442
Northwest Natural Gas Co.	9,210	433,423
NorthWestern Corp.	12,003	418,665
Ormat Technologies, Inc. (a)	6,041	114,658
Otter Tail Corp.	11,086	240,344
Piedmont Natural Gas Co., Inc.	23,982	790,687
PNM Resources, Inc.	26,017	497,185
Portland General Electric Co.	25,057	627,678
SJW Corp.	4,519	111,574
South Jersey Industries, Inc.	9,952	559,103
Southwest Gas Corp.	15,657	633,012
The Empire District Electric Co.	14,018	295,079
The Laclede Group, Inc.	7,227	290,019
UIL Holdings Corp.	17,192	598,969
Unisource Energy Corp.	12,587	464,209
Unitil Corp.	3,531	97,915
Vectren Corp.	27,069	787,708
WGL Holdings, Inc.	17,499	750,182

		16,756,692

Total Common Stock
(Cost $516,735,817)		504,316,231

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	258,983	258,983

Total Other Investment Company
(Cost $258,983)		258,983

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Forest Laboratories, Inc. *(b)(c)	5,521	—
Lexicon Pharmaceuticals, Inc. *(b)	47,529	812

Total Rights
(Cost $—)		812

End of Investments

Collateral Invested for Securities on Loan 2.0% of net assets

SSIT U.S. Government Money Market Fund	9,918,972	9,918,972

Total Collateral Invested for Securities on Loan
(Cost $9,918,972)		9,918,972

End of Collateral Invested for Securities on Loan

At 11/30/11, the tax basis cost of the fund’s investments was $518,177,033 and the unrealized appreciation and depreciation were $40,990,165 and ($54,591,172), respectively, with a net unrealized depreciation of ($13,601,007).

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0% of net assets.

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$449,995,717	$—	$—	$449,995,717
Capital Goods	54,299,207	—	21,307	54,320,514
Other Investment Company(a)	258,983	—	—	258,983
Rights(a)	—	—	812	812

Total	$504,553,907	$—	$22,119	$504,576,026

Other Financial Instruments
Collateral Invested for Securities on Loan	$9,918,972	$—	$—	$9,918,972

(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	November 30,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in	out	2011

Common Stock	$—	($18,834)	$13,524	$13,509	($14,322)	$27,430	$—	$21,307
Rights	—	—	812	—	—	—	—	812

Total	$—	($18,834)	$14,336	$13,509	($14,322)	$27,430	$—	$22,119

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2011.

REG54091NOV11

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF™

Portfolio Holdings as of November 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Common Stock	90,489,684	91,644,662
0.1%	Other Investment Company	47,231	47,231

99.7%	Total Investments	90,536,915	91,691,893
0.3%	Other Assets and Liabilities, Net		319,355

100.0%	Net Assets		92,011,248

	Number	Value
Security	of Shares	($)

Common Stock 99.6% of net assets

Capital Goods 15.0%
3M Co.	22,152	1,795,198
Applied Industrial Technologies, Inc.	1,278	44,129
Caterpillar, Inc.	19,809	1,938,905
Crane Co.	1,775	85,182
Cummins, Inc.	5,893	567,673
Dover Corp.	6,319	347,355
Emerson Electric Co.	25,205	1,316,961
General Dynamics Corp.	10,224	675,398
Graco, Inc.	2,130	91,569
Honeywell International, Inc.	24,140	1,307,181
ITT Corp.	3,184	64,221
Lockheed Martin Corp.	9,017	704,679
Northrop Grumman Corp.	8,804	502,444
Rockwell Automation, Inc.	4,828	362,245
The Boeing Co.	22,507	1,546,006
United Technologies Corp.	26,767	2,050,352
W.W. Grainger, Inc.	1,988	371,557
Watsco, Inc.	852	54,102

		13,825,157

Commercial & Professional Services 0.5%
Rollins, Inc.	2,627	58,320
Waste Management, Inc.	13,987	437,793

		496,113

Consumer Durables & Apparel 2.2%
Hasbro, Inc.	4,047	144,923
Leggett & Platt, Inc.	4,899	109,640
NIKE, Inc., Class B	12,851	1,236,009
Polaris Industries, Inc.	2,201	132,280
VF Corp.	2,982	413,574

		2,036,426

Consumer Services 4.1%
Darden Restaurants, Inc.	4,544	216,794
H&R Block, Inc.	10,295	161,940
McDonald’s Corp.	35,003	3,343,487
Strayer Education, Inc.	426	41,433

		3,763,654

Diversified Financials 0.8%
Eaton Vance Corp.	4,047	97,249
Federated Investors, Inc., Class B	3,621	57,465
SEI Investments Co.	5,112	85,882
T. Rowe Price Group, Inc.	8,662	491,655

		732,251

Energy 12.4%
Chevron Corp.	39,121	4,022,421
ConocoPhillips	43,310	3,088,869
Exxon Mobil Corp.	52,895	4,254,874

		11,366,164

Food & Staples Retailing 5.6%
Sysco Corp.	20,022	571,428
Wal-Mart Stores, Inc.	60,066	3,537,887
Walgreen Co.	30,814	1,039,048

		5,148,363

Food, Beverage & Tobacco 10.0%
Brown-Forman Corp., Class B	3,692	294,659
Campbell Soup Co.	6,674	217,572
Flowers Foods, Inc.	4,757	94,046
H.J. Heinz Co.	10,863	571,937
Kellogg Co.	8,307	408,372
McCormick & Co., Inc.	4,473	217,835
PepsiCo, Inc.	53,960	3,453,440
The Coca-Cola Co.	54,102	3,637,277
The Hershey Co.	5,325	307,146
Universal Corp.	781	37,004

		9,239,288

Health Care Equipment & Services 1.8%
Baxter International, Inc.	19,383	1,001,326
Becton, Dickinson & Co.	6,958	513,361
Meridian Bioscience, Inc.	1,349	25,806
Owens & Minor, Inc.	2,201	67,791

		1,608,284

Household & Personal Products 7.2%
Avon Products, Inc.	14,484	246,228
Colgate-Palmolive Co.	16,472	1,507,188
Kimberly-Clark Corp.	13,277	948,907
The Procter & Gamble Co.	61,202	3,951,813

		6,654,136

 1

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 1.8%
Aflac, Inc.	15,904	690,870
Arthur J. Gallagher & Co.	3,763	116,578
Everest Re Group Ltd.	1,562	137,034
Mercury General Corp.	852	38,323
The Chubb Corp.	9,656	651,200

		1,634,005

Materials 4.2%
Air Products & Chemicals, Inc.	6,745	564,894
E.I. du Pont de Nemours & Co.	31,666	1,511,101
Greif, Inc., Class A	1,349	62,890
PPG Industries, Inc.	5,325	467,269
Praxair, Inc.	10,295	1,050,090
RPM International, Inc.	4,473	105,563
Sonoco Products Co.	3,408	110,692

		3,872,499

Media 0.5%
Meredith Corp.	1,207	35,003
The McGraw-Hill Cos., Inc.	10,153	433,533

		468,536

Pharmaceuticals, Biotechnology & Life Sciences 10.7%
Abbott Laboratories	52,824	2,881,549
Bristol-Myers Squibb Co.	58,149	1,902,636
Eli Lilly & Co.	33,299	1,260,367
Johnson & Johnson	59,285	3,836,925

		9,881,477

Retailing 4.1%
Genuine Parts Co.	5,325	311,512
Ross Stores, Inc.	3,976	354,222
The Gap, Inc.	9,301	173,836
The Home Depot, Inc.	54,102	2,121,880
The TJX Cos., Inc.	13,064	806,049

		3,767,499

Semiconductors & Semiconductor Equipment 6.3%
Intel Corp.	178,068	4,435,674
Linear Technology Corp.	7,100	217,473
Texas Instruments, Inc.	39,192	1,179,679

		5,832,826

Software & Services 6.2%
Automatic Data Processing, Inc.	16,685	852,437
FactSet Research Systems, Inc.	1,420	132,386
International Business Machines Corp.	23,288	4,378,144
Paychex, Inc.	10,934	318,289

		5,681,256

Technology Hardware & Equipment 0.3%
Harris Corp.	4,260	151,656
Molex, Inc.	5,041	125,723

		277,379

Telecommunication Services 0.9%
CenturyLink, Inc.	20,874	783,193

Transportation 2.3%
C.H. Robinson Worldwide, Inc.	5,609	384,273
CSX Corp.	37,133	806,157
Norfolk Southern Corp.	11,786	890,315

		2,080,745

Utilities 2.7%
CenterPoint Energy, Inc.	13,277	264,212
Entergy Corp.	5,964	419,627
Exelon Corp.	22,294	987,847
NSTAR	3,550	161,490
PPL Corp.	19,525	586,141
WGL Holdings, Inc.	1,775	76,094

		2,495,411

Total Common Stock
(Cost $90,489,684)		91,644,662

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	47,231	47,231

Total Other Investment Company
(Cost $47,231)		47,231

End of Investments

At 11/30/11, the tax basis cost of the fund’s investments was $90,536,915 and the unrealized appreciation and depreciation were $1,520,156 and ($365,178), respectively, with a net unrealized appreciation of $1,154,978.

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund

2

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings (Unaudited) continued

does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$91,644,662	$—	$—	$91,644,662
Other Investment Company(a)	47,231	—	—	47,231

Total	$91,691,893	$—	$—	$91,691,893

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2011.

REG65852NOV11

 3

Schwab Strategic Trust
Schwab International Equity ETF™

Portfolio Holdings as of November 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.5%	Common Stock	675,960,555	615,909,540
0.4%	Preferred Stock	1,990,795	2,332,050
0.0%	Rights	—	7,190
0.2%	Other Investment Company	1,222,431	1,222,431

99.1%	Total Investments	679,173,781	619,471,211
0.6%	Collateral Invested for Securities on Loan	3,686,754	3,686,754
0.3%	Other Assets and Liabilities, Net		1,735,580

100.0%	Net Assets		624,893,545

	Number	Value
Security	of Shares	($)

Common Stock 98.5% of net assets

Australia 7.4%

Banks 2.1%
Australia & New Zealand Banking Group Ltd.	129,024	2,637,674
Bank of Queensland Ltd.	12,288	99,725
Bendigo & Adelaide Bank Ltd.	24,064	221,994
Commonwealth Bank of Australia	83,968	4,088,742
National Australia Bank Ltd.	116,736	2,807,396
Westpac Banking Corp.	159,744	3,375,642

		13,231,173

Capital Goods 0.0%
GWA Group Ltd.	44,800	102,171
Leighton Holdings Ltd.	6,506	134,742

		236,913

Commercial & Professional Services 0.1%
Brambles Ltd.	89,344	647,989
Downer EDI Ltd. *	35,584	112,591

		760,580

Consumer Services 0.2%
Crown Ltd.	34,816	293,285
Echo Entertainment Group Ltd. *	69,120	259,176
Flight Centre Ltd.	4,864	94,289
TABCORP Holdings Ltd.	69,120	200,240
Tatts Group Ltd.	153,344	362,320

		1,209,310

Diversified Financials 0.2%
ASX Ltd.	11,520	358,230
Challenger Ltd.	24,064	103,828
IOOF Holdings Ltd.	21,760	124,065
Macquarie Group Ltd.	15,360	365,134

		951,257

Energy 0.5%
Aquila Resources Ltd. *	4,608	30,675
Energy Resources of Australia Ltd. *	49,920	71,283
New Hope Corp., Ltd.	20,480	124,131
Origin Energy Ltd.	59,282	862,350
Paladin Energy Ltd. *	42,752	68,075
Santos Ltd.	46,080	619,181
Woodside Petroleum Ltd.	27,657	931,915
WorleyParsons Ltd.	12,544	329,764

		3,037,374

Food & Staples Retailing 0.6%
Metcash Ltd.	79,104	327,492
Wesfarmers Ltd.	47,872	1,499,465
Wesfarmers Ltd., Price Protected Shares	11,008	347,511
Woolworths Ltd.	58,112	1,469,777

		3,644,245

Food, Beverage & Tobacco 0.2%
Coca-Cola Amatil Ltd.	48,640	583,625
Foster’s Group Ltd.	131,840	728,663
Treasury Wine Estates Ltd.	43,929	175,549

		1,487,837

Health Care Equipment & Services 0.1%
Cochlear Ltd.	2,048	116,767
Ramsay Health Care Ltd.	7,680	146,511
Sonic Healthcare Ltd.	16,128	190,701

		453,979

Insurance 0.3%
AMP Ltd.	145,965	622,292
Insurance Australia Group Ltd.	131,584	389,308
QBE Insurance Group Ltd.	46,848	647,789
Suncorp Group Ltd.	44,800	378,770

		2,038,159

Materials 1.9%
Adelaide Brighton Ltd.	28,928	86,181
Alumina Ltd.	109,056	151,805
Amcor Ltd.	95,488	712,169
BHP Billiton Ltd.	158,464	5,684,632
BlueScope Steel Ltd.	131,328	51,267
Boral Ltd.	30,464	109,535
DuluxGroup Ltd.	17,664	50,265
Fortescue Metals Group Ltd.	104,960	489,528
Gunns Ltd. *	299,520	47,693
Iluka Resources Ltd.	37,888	568,267
Incitec Pivot Ltd.	99,328	327,547
Newcrest Mining Ltd.	28,160	1,000,936
Nufarm Ltd. *	13,056	63,709
OneSteel Ltd.	64,000	54,241
Orica Ltd.	17,664	459,826
OZ Minerals Ltd.	14,032	150,061

 1

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rio Tinto Ltd.	23,040	1,489,964
Sims Metal Management Ltd.	11,776	154,727

		11,652,353

Media 0.0%
APN News & Media Ltd.	40,192	30,347
Consolidated Media Holdings Ltd.	39,168	100,996

		131,343

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	34,304	1,099,152

Real Estate 0.6%
CFS Retail Property Trust	216,064	408,411
Commonwealth Property Office Fund	280,088	276,225
Dexus Property Group	315,648	280,490
Goodman Group	259,840	158,826
GPT Group	108,872	351,191
Lend Lease Group	36,137	269,146
Mirvac Group	165,632	216,095
Stockland	149,760	521,546
Westfield Group	131,584	1,108,446
Westfield Retail Trust	131,584	344,700

		3,935,076

Software & Services 0.0%
Computershare Ltd.	32,768	269,301

Telecommunication Services 0.1%
Telstra Corp., Ltd.	188,416	611,649

Transportation 0.2%
Asciano Group	131,072	205,342
MAP Group	23,650	83,334
Transurban Group	114,176	656,841

		945,517

Utilities 0.1%
AGL Energy Ltd.	32,256	472,528

		46,167,746

Austria 0.3%

Banks 0.1%
Erste Group Bank AG	14,345	247,657
Raiffeisen Bank International Holding AG	7,424	174,892

		422,549

Capital Goods 0.0%
Andritz AG	1,792	157,620
Strabag SE	2,816	84,117

		241,737

Energy 0.1%
OMV AG	9,216	305,191

Insurance 0.0%
Vienna Insurance Group AG	2,304	82,191

Materials 0.1%
Voestalpine AG	9,472	273,822

Real Estate 0.0%
Immofinanz AG *	47,160	145,252

Telecommunication Services 0.0%
Telekom Austria AG	11,264	130,554

		1,601,296

Belgium 0.7%

Banks 0.0%
KBC GROEP N.V.	11,008	122,993

Capital Goods 0.0%
NV Bekaert S.A.	2,560	101,282

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	4,608	327,708

Food & Staples Retailing 0.0%
Colruyt S.A.	5,120	193,812
Delhaize Group	1,280	75,479

		269,291

Food, Beverage & Tobacco 0.4%
Anheuser-Busch InBev N.V.	39,936	2,381,562

Insurance 0.0%
Ageas	144,896	253,567

Materials 0.1%
Solvay S.A.	1,792	168,041
Umicore	5,632	241,547

		409,588

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	7,424	310,458

Telecommunication Services 0.1%
Belgacom S.A.	7,424	235,404
Telenet Group Holding N.V. *	3,840	143,472

		378,876

		4,555,325

Canada 8.9%

Automobiles & Components 0.0%
Magna International, Inc.	5,000	178,953

Banks 2.1%
Bank of Montreal	25,600	1,502,135
Bank of Nova Scotia	51,200	2,595,879
Canadian Imperial Bank of Commerce	25,600	1,835,747
Royal Bank of Canada	76,800	3,569,775
The Toronto-Dominion Bank	51,200	3,701,205

		13,204,741

Capital Goods 0.2%
Bombardier, Inc., B Shares	102,400	380,695
Finning International, Inc.	25,600	587,661

		968,356

Consumer Services 0.0%
Tim Hortons, Inc.	4,000	203,393

Diversified Financials 0.1%
CI Financial Corp.	5,000	100,811
IGM Financial, Inc.	5,000	212,983

		313,794

Energy 2.3%
Cameco Corp.	25,600	486,444
Canadian Natural Resources Ltd.	51,200	1,929,158
Cenovus Energy, Inc.	40,240	1,349,974
Crescent Point Energy Corp.	5,000	218,097
Enbridge, Inc.	51,200	1,819,885

2

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
EnCana Corp.	51,200	1,034,827
Husky Energy, Inc.	25,600	639,528
Imperial Oil Ltd.	25,600	1,098,276
MEG Energy Corp. *	5,100	224,064
Nexen, Inc.	25,600	427,779
Suncor Energy, Inc.	76,800	2,320,429
Talisman Energy, Inc.	51,200	702,977
TransCanada Corp.	42,680	1,799,969

		14,051,407

Food & Staples Retailing 0.1%
Shoppers Drug Mart Corp.	19,400	809,963

Food, Beverage & Tobacco 0.1%
Saputo, Inc.	12,200	455,843

Insurance 0.5%
Great-West Lifeco, Inc.	25,600	492,487
Manulife Financial Corp.	102,400	1,106,836
Power Corp. of Canada	25,600	561,223
Power Financial Corp.	25,600	617,623
Sun Life Financial, Inc.	25,600	464,791

		3,242,960

Materials 2.1%
Agnico-Eagle Mines Ltd.	4,600	206,938
Agrium, Inc.	2,500	176,026
Barrick Gold Corp.	55,100	2,929,093
Eldorado Gold Corp.	17,600	320,582
First Quantum Minerals Ltd.	8,500	172,215
Goldcorp, Inc.	51,200	2,767,091
IAMGOLD Corp.	12,100	245,392
Ivanhoe Mines Ltd. *	29,485	637,984
Kinross Gold Corp.	51,200	723,120
Osisko Mining Corp. *	25,600	283,759
Potash Corp. of Saskatchewan, Inc.	49,560	2,167,138
Silver Wheaton Corp.	23,200	783,335
Teck Resources Ltd., Class B	34,700	1,274,694
Yamana Gold, Inc.	25,600	433,066

		13,120,433

Media 0.2%
Shaw Communications, Inc., B Shares	25,600	530,506
Thomson Reuters Corp.	25,600	695,172

		1,225,678

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Valeant Pharmaceuticals International, Inc.	12,700	589,565

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	25,600	717,329
Brookfield Office Properties, Inc.	51,200	758,873

		1,476,202

Retailing 0.0%
Canadian Tire Corp. Ltd., Class A	3,660	232,541

Software & Services 0.1%
CGI Group, Inc., A Shares *	25,600	472,092

Technology Hardware & Equipment 0.1%
Research In Motion Ltd. *	29,600	535,085

Telecommunication Services 0.3%
BCE, Inc.	25,600	1,007,130
Rogers Communications, Inc., B Shares	25,600	952,242

		1,959,372

Transportation 0.4%
Canadian National Railway Co.	25,600	1,985,809
Canadian Pacific Railway Ltd.	7,110	429,782

		2,415,591

Utilities 0.0%
Canadian Utilities Ltd., Class A	2,000	122,292
Fortis, Inc.	2,000	65,916
TransAlta Corp.	3,000	64,883

		253,091

		55,709,060

China 0.0%

Consumer Durables & Apparel 0.0%
Anta Sports Products Ltd. (a)	3,000	3,218

Materials 0.0%
China Zhongwang Holdings Ltd. (a)	102,400	35,426
Fosun International (a)	128,000	68,153
Hidili Industry International Development Ltd. (a)	46,000	15,500

		119,079

Real Estate 0.0%
Agile Property Holdings Ltd. (a)	58,000	44,010
Greentown China Holdings Ltd.	15,500	6,818

		50,828

Retailing 0.0%
Golden Eagle Retail Group Ltd. (a)	20,000	44,807

Technology Hardware & Equipment 0.0%
Foxconn International Holdings Ltd. *(a)	37,000	22,793

		240,725

Denmark 1.0%

Banks 0.1%
Danske Bank A/S *	55,944	779,750

Capital Goods 0.1%
FLSmidth & Co. A/S	3,584	230,307
Rockwool International A/S, B Shares	768	68,592
Vestas Wind Systems A/S *	13,056	175,830

		474,729

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	6,912	508,349

Health Care Equipment & Services 0.1%
Coloplast A/S, B Shares	1,536	235,358
William Demant Holding A/S *	1,536	127,452

		362,810

Materials 0.1%
Novozymes A/S, B Shares	11,520	369,719

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Novo Nordisk A/S, B Shares	27,648	3,142,927

Transportation 0.1%
AP Moller - Maersk A/S, A Shares	23	149,546

 3

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AP Moller - Maersk A/S, B Shares	45	307,904
DSV A/S	8,448	164,389

		621,839

		6,260,123

Finland 0.8%

Automobiles & Components 0.1%
Nokian Renkaat Oyj	7,168	236,020

Capital Goods 0.2%
Kone Oyj, B Shares	12,288	690,608
Metso Oyj	3,584	142,808
Wartsila Oyj	12,288	402,785

		1,236,201

Energy 0.0%
Neste Oil Oyj	10,752	133,883

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	3,072	107,850

Insurance 0.1%
Sampo Oyj, A Shares	32,512	846,873

Materials 0.1%
Rautaruukki Oyj	8,192	79,289
Stora Enso Oyj, R Shares	39,424	245,611
UPM-Kymmene Oyj	30,464	354,729

		679,629

Media 0.0%
Sanoma Oyj	3,840	46,264

Technology Hardware & Equipment 0.2%
Nokia Oyj	187,136	1,076,677

Utilities 0.1%
Fortum Oyj	25,088	576,154

		4,939,551

France 8.2%

Automobiles & Components 0.2%
Compagnie Generale des Etablissements Michelin, B Shares	8,048	511,140
Faurecia	1,024	21,421
PSA Peugeot S.A.	10,752	200,317
Renault S.A.	13,056	487,716

		1,220,594

Banks 0.6%
BNP Paribas	54,016	2,142,872
Credit Agricole S.A.	44,800	286,702
Natixis	50,176	145,085
Societe Generale	39,424	959,517

		3,534,176

Capital Goods 1.0%
Alstom S.A.	14,848	513,482
Bouygues S.A.	14,080	459,535
Compagnie de Saint-Gobain	27,648	1,168,843
Eiffage S.A.	3,328	82,790
Legrand S.A.	9,728	314,027
Safran S.A.	10,496	309,853
Schneider Electric S.A.	27,648	1,563,171
Thales S.A.	3,840	121,141
Vallourec S.A.	6,144	419,492
Vinci S.A.	25,856	1,152,255
Wendel	1,792	128,648
Zodiac Aerospace	2,048	167,400

		6,400,637

Commercial & Professional Services 0.1%
Bureau Veritas S.A.	3,840	283,945
Edenred	15,360	408,368
Societe BIC S.A.	2,304	204,329

		896,642

Consumer Durables & Apparel 0.8%
Christian Dior S.A.	4,864	627,595
Hermes International	2,304	731,961
LVMH Moet Hennessy Louis Vuitton S.A. (a)	20,992	3,294,928

		4,654,484

Consumer Services 0.2%
Accor S.A.	15,360	428,011
Sodexo	9,728	706,102

		1,134,113

Diversified Financials 0.0%
Eurazeo	2,183	91,069

Energy 1.0%
Compagnie Generale De Geophysique-Veritas *	8,192	188,518
Technip S.A.	5,632	535,634
Total S.A.	110,080	5,680,643

		6,404,795

Food & Staples Retailing 0.2%
Carrefour S.A.	36,864	980,083
Casino Guichard Perrachon S.A.	3,328	295,769

		1,275,852

Food, Beverage & Tobacco 0.5%
Danone S.A.	31,488	2,078,899
Pernod Ricard S.A.	12,050	1,136,127

		3,215,026

Health Care Equipment & Services 0.2%
bioMerieux	1,024	82,625
Essilor International S.A.	11,776	841,914

		924,539

Household & Personal Products 0.2%
L’Oreal S.A.	13,824	1,494,690

Insurance 0.3%
AXA S.A.	116,241	1,677,443
CNP Assurances	9,216	124,061
SCOR SE	8,960	213,670

		2,015,174

Materials 0.4%
Air Liquide S.A.	14,368	1,817,326
Eramet	768	100,490
Lafarge S.A.	11,520	419,947

		2,337,763

Media 0.1%
Eutelsat Communications	3,328	129,203
JC Decaux S.A. *	2,816	73,199
Lagardere S.C.A.	6,656	161,952

4

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Publicis Groupe	6,912	329,848
Societe Television Francaise 1	8,192	84,825

		779,027

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	66,816	4,685,203

Real Estate 0.2%
Gecina S.A.	1,280	110,397
Klepierre	4,608	133,428
Unibail-Rodamco SE	4,864	905,216

		1,149,041

Retailing 0.1%
PPR	5,120	766,423

Software & Services 0.1%
Atos Origin S.A.	3,328	162,041
Cap Gemini S.A.	7,424	280,777
Dassault Systemes S.A.	2,560	209,181

		651,999

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	166,400	275,519
Gemalto N.V.	4,096	201,889

		477,408

Telecommunication Services 0.5%
France Telecom S.A.	96,512	1,662,972
Vivendi	65,536	1,510,349

		3,173,321

Transportation 0.0%
Aeroports de Paris	1,280	93,494
Groupe Eurotunnel S.A. - Reg’d	15,360	116,411

		209,905

Utilities 0.6%
Electricite de France	17,408	474,300
GDF Suez	89,344	2,499,822
Suez Environnement S.A.	20,992	266,109
Veolia Environnement	26,880	342,197

		3,582,428

		51,074,309

Germany 6.4%

Automobiles & Components 0.7%
Bayerische Motoren Werke AG	18,176	1,369,698
Continental AG *	3,584	252,761
Daimler AG - Reg’d	53,248	2,409,159
Volkswagen AG	1,280	193,845

		4,225,463

Banks 0.1%
Commerzbank AG *	198,412	370,991

Capital Goods 0.9%
GEA Group AG	11,008	324,524
Hochtief AG	3,328	189,929
MAN SE	8,192	708,086
Siemens AG - Reg’d	45,568	4,599,990

		5,822,529

Consumer Durables & Apparel 0.2%
Adidas AG	12,288	864,459
Puma AG Rudolf Dassler Sport	512	161,279

		1,025,738

Consumer Services 0.0%
TUI AG *	18,688	104,074

Diversified Financials 0.4%
Deutsche Bank AG - Reg’d	53,760	2,070,840
Deutsche Boerse AG *	11,520	703,893

		2,774,733

Food & Staples Retailing 0.1%
Metro AG	11,264	554,588

Health Care Equipment & Services 0.2%
Fresenius Medical Care AG & Co. KGaA	10,496	718,329
Fresenius SE	6,400	616,429

		1,334,758

Household & Personal Products 0.1%
Beiersdorf AG	4,096	234,476
Henkel AG & Co. KGaA	4,352	212,368

		446,844

Insurance 0.6%
Allianz SE - Reg’d	24,576	2,546,729
Hannover Rueckversicherung AG - Reg’d	3,328	173,555
Muenchener Rueckversicherungs - Gesellschaft AG - Reg’d	10,496	1,324,612

		4,044,896

Materials 1.0%
BASF SE	43,520	3,165,905
HeidelbergCement AG	10,752	451,583
K+S AG	10,248	555,815
Lanxess AG	4,096	228,604
Linde AG	6,400	983,874
Salzgitter AG	2,560	132,246
ThyssenKrupp AG	20,480	527,122
Wacker Chemie AG (a)	768	73,206

		6,118,355

Media 0.0%
Kabel Deutschland Holding AG *	3,840	213,127

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG - Reg’d	45,312	2,974,203
Merck KGaA	3,328	330,623

		3,304,826

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	58,112	480,473
SMA Solar Technology AG (a)	768	45,293

		525,766

Software & Services 0.5%
SAP AG	47,104	2,813,778

Telecommunication Services 0.3%
Deutsche Telekom AG - Reg’d	164,352	2,132,778

Transportation 0.1%
Deutsche Lufthansa AG - Reg’d	9,472	122,586
Deutsche Post AG - Reg’d	45,056	680,214

		802,800

 5

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.6%
E.ON AG	107,520	2,657,391
RWE AG	21,760	900,004

		3,557,395

		40,173,439

Greece 0.1%

Banks 0.1%
National Bank of Greece S.A. ADR *	55,240	145,834

Consumer Services 0.0%
OPAP S.A.	3,000	26,573

Energy 0.0%
Hellenic Petroleum S.A.	5,000	43,884

Food, Beverage & Tobacco 0.0%
Coca Cola Hellenic Bottling Co. S.A. ADR *	8,192	122,470

Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A.	16,000	66,769

		405,530

Hong Kong 3.7%

Automobiles & Components 0.0%
Xinyi Glass Holdings Co., Ltd.	94,000	51,863

Banks 0.4%
BOC Hong Kong Holdings Ltd.	256,000	562,999
Dah Sing Banking Group Ltd.	218,560	182,426
Hang Seng Bank Ltd.	76,800	926,973
The Bank of East Asia Ltd. (a)	153,600	514,601

		2,186,999

Capital Goods 0.5%
Hutchison Whampoa Ltd.	256,000	2,151,579
Jardine Matheson Holdings Ltd.	4,000	197,920
Johnson Electric Holdings Ltd.	270,000	145,496
Noble Group Ltd.	306,181	272,426

		2,767,421

Consumer Durables & Apparel 0.0%
Techtronic Industries Co., Ltd.	128,000	113,917
Yue Yuen Industrial Holdings Ltd.	40,000	113,690

		227,607

Consumer Services 0.1%
China Travel International Investment Hong Kong Ltd.	512,000	77,042
Galaxy Entertainment Group Ltd. *(a)	151,000	280,425
Sands China Ltd. *	102,400	287,755
The Hongkong & Shanghai Hotels Ltd.	128,000	134,165

		779,387

Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	76,800	1,208,967

Energy 0.0%
Brightoil Petroleum Holdings Ltd. (a)	7,000	1,485

Food, Beverage & Tobacco 0.2%
China Huiyuan Juice Group Ltd.	128,000	47,246
China Mengniu Dairy Co., Ltd.	74,000	259,340
China Yurun Food Group Ltd. (a)	256,000	345,043
Want Want China Holdings Ltd.	512,000	518,881

		1,170,510

Household & Personal Products 0.2%
Hengan International Group Co., Ltd.	128,000	1,171,269

Insurance 0.2%
AIA Group Ltd.	460,800	1,398,608

Materials 0.0%
Fushan International Energy Group Ltd.	108,000	41,531
Huabao International Holdings Ltd. (a)	256,000	144,865
Lee & Man Paper Manufacturing Ltd.	72,000	25,002
Nine Dragons Paper Holdings Ltd.	62,000	40,347

		251,745

Real Estate 0.9%
C C Land Holdings Ltd.	293,000	60,292
Cheung Kong (Holdings) Ltd.	70,000	776,927
Chinese Estates Holdings Ltd.	128,000	206,433
Hang Lung Group Ltd. (a)	20,000	104,688
Hang Lung Properties Ltd.	42,000	122,886
Henderson Land Development Co., Ltd.	20,000	96,071
Hongkong Land Holdings Ltd.	256,000	1,157,120
Hopewell Holdings Ltd.	128,000	328,581
Hutchison Harbour Ring Ltd.	512,000	40,167
Hysan Development Co., Ltd.	31,000	95,685
Kerry Properties Ltd.	10,000	33,760
Kowloon Development Co., Ltd.	25,000	20,738
KWG Property Holding Ltd. (a)	27,000	8,716
New World Development Co., Ltd.	381,000	312,130
Sino Land Co., Ltd.	55,000	66,774
Sun Hung Kai Properties Ltd.	115,000	1,371,777
Swire Pacific Ltd.	30,000	357,662
The Link REIT	128,000	452,704
The Wharf Holdings Ltd.	33,000	154,485
Wheelock & Co., Ltd.	10,000	25,915

		5,793,511

Retailing 0.3%
Belle International Holdings Ltd.	256,000	474,763
Esprit Holdings Ltd.	102,448	142,034
GOME Electrical Appliances Holdings Ltd.	1,024,000	247,588
Li & Fung Ltd.	120,000	239,213
Lifestyle International Holdings Ltd.	128,000	291,377
Parkson Retail Group Ltd.	256,000	309,485

		1,704,460

Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	25,600	276,561
GCL Poly Energy Holdings Ltd. (a)	349,000	98,746

		375,307

Software & Services 0.1%
Tencent Holdings Ltd.	46,600	868,412

Transportation 0.1%
Cathay Pacific Airways Ltd.	62,000	107,805

6

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hopewell Highway Infrastructure Ltd. (a)	1,536,000	746,715

		854,520

Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	22,000	121,381
CLP Holdings Ltd.	90,000	791,718
Hong Kong & China Gas Co., Ltd.	304,200	692,475
Power Assets Holdings Ltd.	80,000	592,631

		2,198,205

		23,010,276

Ireland 0.5%

Commercial & Professional Services 0.1%
Experian plc	50,432	669,456

Food, Beverage & Tobacco 0.1%
Kerry Group plc, A Shares	5,888	220,347

Materials 0.1%
CRH plc	37,376	716,971

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Elan Corp. plc *	38,912	431,623
Shire plc	26,880	901,342

		1,332,965

Transportation 0.0%
Ryanair Holdings plc *	11,021	56,376

		2,996,115

Israel 0.6%

Banks 0.1%
Bank Hapoalim B.M.	58,368	198,957
Bank Leumi Le-Israel	49,920	144,676
First International Bank of Israel Ltd. *	6,912	68,477
Israel Discount Bank, A Shares *	46,854	68,518

		480,628

Capital Goods 0.0%
Delek Group Ltd.	256	46,926
Elbit Systems Ltd.	768	31,651
IDB Holding Corp., Ltd. *	768	9,393
Ormat Industries Ltd.	13,568	77,743

		165,713

Energy 0.0%
Avner Oil Exploration LP *	66,560	38,403
Delek Drilling - LP *	12,288	41,592
Isramco Negev 2 LP *	460,800	56,727
Oil Refineries Ltd. *	40,960	21,836
Ratio Oil Exploration 1992 LP *	256,000	24,232

		182,790

Food, Beverage & Tobacco 0.0%
Osem Investments Ltd.	1,280	19,066
Strauss Group Ltd.	1,024	13,131

		32,197

Insurance 0.0%
Harel Insurance Investments & Financial Services Ltd.	512	18,923

Materials 0.1%
Israel Chemicals Ltd.	24,064	256,891
The Israel Corp., Ltd.	256	167,445

		424,336

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	48,534	1,922,777

Real Estate 0.0%
Azrieli Group	2,048	47,538
Gazit-Globe Ltd.	3,840	40,840

		88,378

Software & Services 0.0%
NICE Systems Ltd. *	2,560	85,356

Telecommunication Services 0.1%
B Communications Ltd. *	2,048	34,306
Bezeq Israeli Telecommunication Corp., Ltd.	94,720	177,805
Cellcom Israel Ltd.	2,048	35,389

		247,500

		3,648,598

Italy 2.0%

Automobiles & Components 0.1%
Fiat S.p.A.	27,392	141,005
Pirelli & C S.p.A.	24,627	231,896

		372,901

Banks 0.3%
Banca Carige S.p.A.	54,784	108,925
Banca Monte dei Paschi di Siena S.p.A.	274,308	91,946
Banco Popolare Societa Cooperatira	87,839	105,178
Intesa Sanpaolo	527,872	872,611
UniCredit S.p.A.	763,904	794,899

		1,973,559

Capital Goods 0.1%
Fiat Industrial S.p.A. *	37,632	335,105
Finmeccanica S.p.A.	22,784	98,453

		433,558

Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	9,984	284,255

Consumer Services 0.0%
Autogrill S.p.A.	11,776	122,459

Diversified Financials 0.0%
EXOR S.p.A.	4,864	103,060
Mediobanca S.p.A.	29,952	193,213

		296,273

Energy 0.6%
Eni S.p.A.	145,664	3,074,623
Saipem S.p.A.	17,920	797,266

		3,871,889

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	60,160	122,206

Insurance 0.2%
Assicurazioni Generali S.p.A.	84,736	1,404,170

Media 0.0%
Mediaset S.p.A.	45,568	134,460

 7

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.2%
Telecom Italia S.p.A.	642,560	728,748
Telecom Italia S.p.A. - RSP	230,656	225,576

		954,324

Transportation 0.1%
Atlantia S.p.A.	24,781	380,959

Utilities 0.4%
A2A S.p.A.	99,584	104,094
Enel S.p.A.	391,168	1,659,752
Snam Rete Gas S.p.A.	87,296	404,247
Terna-Rete Elettrica Nazionale S.p.A.	80,128	286,703

		2,454,796

		12,805,809

Japan 17.0%

Automobiles & Components 1.9%
Bridgestone Corp.	25,600	577,756
Denso Corp.	25,600	709,004
Honda Motor Co., Ltd.	76,800	2,363,457
Isuzu Motors Ltd.	6,000	27,361
Mazda Motor Corp. *	10,000	17,648
Mitsubishi Motors Corp. *	512,000	606,776
NHK Spring Co., Ltd.	5,000	44,120
Nissan Motor Co., Ltd.	128,000	1,137,704
Nok Corp.	25,600	435,955
Sumitomo Rubber Industries Ltd.	25,600	300,750
Suzuki Motor Corp.	25,600	530,269
Takata Corp.	2,000	42,123
Toyota Auto Body Co., Ltd.	25,600	370,661
Toyota Motor Corp.	128,000	4,136,957
Yamaha Motor Co., Ltd. *	25,600	344,939

		11,645,480

Banks 1.6%
77 Bank Ltd.	28,000	107,123
Aozora Bank Ltd.	256,000	672,730
Bank of Yokohama Ltd.	30,000	140,281
Fukuoka Financial Group, Inc.	27,000	108,863
Hokuhoku Financial Group, Inc.	256,000	491,356
Mitsubishi UFJ Financial Group, Inc.	716,800	3,028,602
Mizuho Financial Group, Inc.	1,161,700	1,496,458
Resona Holdings, Inc.	128,000	558,959
Sapporo Hokuyo Holdings, Inc.	51,200	174,118
Senshu Ikeda Holdings, Inc.	204,800	311,302
Shinsei Bank Ltd.	266,000	260,415
Shizuoka Bank Ltd.	20,000	203,530
Sumitomo Mitsui Financial Group, Inc.	76,800	2,066,665
Sumitomo Mitsui Trust Holdings, Inc.	110,000	327,322
The Hokkoku Bank Ltd.	2,000	7,291
The Juroku Bank Ltd.	20,000	65,696
The Nanto Bank Ltd.	4,000	23,960
The San-In Godo Bank Ltd.	2,000	14,196
The Shiga Bank Ltd.	8,000	54,618
Yamaguchi Financial Group, Inc.	9,000	84,516

		10,198,001

Capital Goods 2.4%
COMSYS Holdings Corp.	25,600	254,582
Daikin Industries Ltd.	25,600	731,429
Fanuc Ltd.	13,790	2,179,612
Hitachi Cable Ltd.	7,000	14,427
IHI Corp.	256,000	580,394
ITOCHU Corp.	51,200	503,228
JS Group Corp.	25,600	477,176
JTEKT Corp.	25,600	244,689
Kandenko Co., Ltd.	2,000	8,373
Kawasaki Heavy Industries Ltd.	256,000	639,753
Komatsu Ltd.	76,800	1,874,739
Makita Corp.	25,600	866,304
Mitsubishi Corp.	76,800	1,534,417
Mitsubishi Electric Corp.	4,000	36,687
Mitsubishi Heavy Industries Ltd.	256,000	1,048,667
Mitsui & Co., Ltd.	76,800	1,169,362
Nippon Sheet Glass Co., Ltd.	3,000	5,604
Sojitz Corp.	128,000	196,213
Sumitomo Corp.	76,800	996,233
Sumitomo Electric Industries Ltd.	51,200	541,481
The Japan Steel Works Ltd.	1,000	6,454
THK Co., Ltd.	25,600	496,963
Toyota Tsusho Corp.	25,600	416,499
Ushio, Inc.	25,600	377,916

		15,201,202

Commercial & Professional Services 0.2%
Nissha Printing Co., Ltd.	3,500	43,372
Secom Co., Ltd.	25,600	1,136,056

		1,179,428

Consumer Durables & Apparel 0.7%
Funai Electric Co., Ltd.	3,200	67,603
Haseko Corp. *	138,000	87,106
NAMCO BANDAI Holdings, Inc.	25,600	364,065
Nikon Corp.	25,600	584,022
Panasonic Corp.	153,600	1,438,454
Sega Sammy Holdings, Inc.	25,600	511,802
Sony Corp.	51,200	904,887
Sumitomo Forestry Co., Ltd.	25,600	214,020
TSI Holdings Co., Ltd. *	28,600	154,366

		4,326,325

Diversified Financials 0.4%
Acom Co., Ltd. *	400	6,271
Credit Saison Co., Ltd.	25,600	453,763
Daiwa Securities Group, Inc.	130,000	422,002
Mitsubishi UFJ Lease & Finance Co., Ltd.	5,120	191,002
Nomura Holdings, Inc.	230,400	736,045
ORIX Corp.	5,120	418,148
Promise Co., Ltd. *	17,300	177,390
SBI Holdings, Inc.	1,024	80,200

		2,484,821

Energy 0.3%
Cosmo Oil Co., Ltd.	5,000	13,461
Inpex Corp.	96	623,264
Japan Petroleum Exploration Co.	3,500	139,089
JX Holdings, Inc.	105,800	655,543
Showa Shell Sekiyu K.K.	25,600	166,864

		1,598,221

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	51,200	691,197
Seven & I Holdings Co., Ltd.	51,200	1,402,839

		2,094,036

8

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 0.5%
Ajinomoto Co., Inc.	15,000	177,187
Asahi Breweries Ltd.	25,600	559,619
Japan Tobacco, Inc.	256	1,202,010
Kagome Co., Ltd.	25,600	500,920
Kewpie Corp.	25,600	348,236
Kirin Holdings Co., Ltd.	35,000	420,649
Sapporo Holdings Ltd.	10,000	37,357
Toyo Suisan Kaisha Ltd.	2,000	48,692
Yakult Honsha Co., Ltd.	4,000	121,602

		3,416,272

Health Care Equipment & Services 0.1%
Medipal Holdings Corp.	8,900	85,985
Miraca Holdings, Inc.	2,100	79,396
Nipro Corp.	4,000	32,152
Olympus Corp.	25,600	338,014
Suzuken Co., Ltd.	2,100	53,508
Terumo Corp.	6,100	290,345

		879,400

Household & Personal Products 0.2%
Kao Corp.	25,600	664,815
Lion Corp.	11,000	62,914
Shiseido Co., Ltd.	14,200	259,196
Unicharm Corp.	4,100	192,509

		1,179,434

Insurance 0.5%
NKSJ Holdings, Inc.	1,500	29,061
Sony Financial Holdings, Inc.	51,200	821,785
T&D Holdings, Inc.	51,200	484,102
The Dai-ichi Life Insurance Co., Ltd.	512	548,736
Tokio Marine Holdings, Inc.	51,200	1,208,275

		3,091,959

Materials 1.3%
Asahi Kasei Corp.	15,000	88,690
Hitachi Chemical Co., Ltd.	25,600	480,474
JFE Holdings, Inc.	28,700	513,517
JSR Corp.	25,600	483,442
Kobe Steel Ltd.	256,000	395,723
Kuraray Co. Ltd.	25,600	357,800
Mitsubishi Chemical Holdings Corp.	128,000	720,546
Nippon Paper Group, Inc.	4,500	95,414
Nippon Steel Corp.	256,000	603,478
Nissan Chemical Industries Ltd.	11,200	102,723
Nisshin Steel Co., Ltd.	4,000	5,565
Nitto Denko Corp.	25,600	1,025,583
Shin-Etsu Chemical Co., Ltd.	25,600	1,254,773
Showa Denko K.K.	256,000	511,143
Sumitomo Chemical Co., Ltd.	20,000	74,198
Sumitomo Metal Industries Ltd.	256,000	438,593
Sumitomo Metal Mining Co., Ltd.	22,000	287,647
Tokuyama Corp.	2,000	6,595
Tokyo Steel Manufacturing Co., Ltd.	25,600	212,371
Toray Industries, Inc.	50,000	367,126

		8,025,401

Media 0.2%
Dentsu, Inc.	25,600	723,514
Hakuhodo DY Holdings, Inc.	5,120	274,368
SKY Perfect JSAT Holdings, Inc.	131	65,897

		1,063,779

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Astellas Pharma, Inc.	25,600	968,863
Chugai Pharmaceutical Co., Ltd.	25,600	384,511
Daiichi Sankyo Co., Ltd.	25,600	452,774
Dainippon Sumitomo Pharma Co., Ltd.	25,600	259,858
Eisai Co., Ltd.	25,600	977,107
Kissei Pharmaceutical Co., Ltd.	1,700	32,585
Otsuka Holdings Co., Ltd.	25,600	693,175
Shionogi & Co., Ltd.	25,600	294,814
Takeda Pharmaceutical Co., Ltd.	25,600	1,037,125

		5,100,812

Real Estate 0.4%
Daito Trust Construction Co., Ltd.	3,000	263,171
Daiwa House Industry Co., Ltd.	12,000	141,595
Mitsubishi Estate Co., Ltd.	46,000	747,804
Mitsui Fudosan Co., Ltd.	36,000	564,833
NTT Urban Development Corp.	256	169,501
Sumitomo Real Estate Sales Co., Ltd.	2,560	99,096
Sumitomo Realty & Development Co., Ltd.	20,000	384,130
Tokyo Tatemono Co., Ltd.	1,000	2,834

		2,372,964

Retailing 0.4%
Aoyama Trading Co., Ltd.	4,100	65,437
Fast Retailing Co., Ltd.	2,000	317,403
Isetan Mitsukoshi Holdings Ltd.	51,200	489,378
J Front Retailing Co., Ltd.	34,000	146,721
Komeri Co., Ltd.	1,000	30,169
Marui Group Co., Ltd.	25,600	181,703
Point, Inc.	2,560	104,867
USS Co., Ltd.	2,560	219,626
Yamada Denki Co., Ltd.	10,240	725,493

		2,280,797

Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.	1,900	20,510
Elpida Memory, Inc. *	9,400	44,560
Shinko Electric Industries Co., Ltd.	9,900	72,691
Sumco Corp. *	1,600	13,005
Tokyo Electron Ltd.	19,400	1,022,105
Ulvac, Inc. *	2,600	34,397

		1,207,268

Software & Services 0.5%
DeNA Co., Ltd.	1,900	57,688
KONAMI Corp.	25,600	753,853
Nintendo Co., Ltd.	3,000	449,440
Nomura Research Institute Ltd.	25,600	555,002
NTT Data Corp.	256	778,585
Square Enix Holdings Co., Ltd.	3,900	78,171
Trend Micro, Inc.	2,800	83,823
Yahoo! Japan Corp.	768	238,324

		2,994,886

Technology Hardware & Equipment 1.7%
Alps Electric Co., Ltd.	25,600	173,459
Brother Industries Ltd.	25,600	336,695
Canon, Inc.	76,800	3,383,434
FUJIFILM Holdings Corp.	25,600	602,159
Fujitsu Ltd.	31,000	159,732
Hamamatsu Photonics KK	2,100	75,527
Hitachi Ltd.	256,000	1,394,925

 9

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hoya Corp.	25,600	533,897
Ibiden Co., Ltd.	3,100	70,721
Keyence Corp.	1,000	250,161
Konica Minolta Holdings, Inc.	10,000	73,425
Kyocera Corp.	10,500	914,337
Murata Manufacturing Co., Ltd.	25,600	1,472,420
NEC Corp. *	82,000	172,176
Nippon Electric Glass Co., Ltd.	10,000	99,188
OMRON Corp.	25,600	529,280
Ricoh Co., Ltd.	15,000	131,779
Seiko Epson Corp.	5,200	70,870
Toshiba Corp.	55,000	245,846

		10,690,031

Telecommunication Services 0.9%
KDDI Corp.	256	1,665,336
Nippon Telegraph & Telephone Corp.	25,600	1,244,879
NTT DoCoMo, Inc.	1,024	1,780,755
SOFTBANK Corp.	25,600	839,923

		5,530,893

Transportation 0.9%
All Nippon Airways Co., Ltd.	256,000	765,065
Central Japan Railway Co.	152	1,202,216
East Japan Railway Co.	25,600	1,548,267
Tobu Railway Co., Ltd.	10,000	50,109
Tokyu Corp.	192,000	915,110
West Japan Railway Co.	25,600	1,050,316

		5,531,083

Utilities 0.6%
Chubu Electric Power Co., Inc.	29,600	554,404
Electric Power Development Co., Ltd.	11,000	273,335
Hokkaido Electric Power Co., Inc.	3,000	39,882
Hokuriku Electric Power Co.	25,600	451,125
Kyushu Electric Power Co., Inc.	25,600	349,885
Osaka Gas Co., Ltd.	92,000	348,422
Shikoku Electric Power Co., Inc.	8,500	234,536
The Chugoku Electric Power Co., Inc.	25,600	431,668
The Kansai Electric Power Co., Inc.	25,600	377,256
The Tokyo Electric Power Co., Inc. *	51,200	187,309
Toho Gas Co., Ltd.	20,000	117,738
Tohoku Electric Power Co., Inc.	16,000	163,442
Tokyo Gas Co., Ltd.	100,000	425,093

		3,954,095

		106,046,588

Luxembourg 0.3%

Energy 0.1%
Tenaris S.A.	21,504	400,925

Materials 0.1%
ArcelorMittal	60,160	1,129,733

Media 0.1%
SES	17,152	422,416

Retailing 0.0%
L’Occitane International S.A.	15,500	27,509

		1,980,583

Macau 0.0%

Consumer Services 0.0%
Wynn Macau Ltd.	80,000	221,208

Netherlands 3.9%

Capital Goods 0.2%
Koninklijke (Royal) Philips Electronics N.V.	55,808	1,130,646

Commercial & Professional Services 0.0%
Randstad Holding N.V.	9,984	310,530

Diversified Financials 0.3%
ING Groep N.V. CVA *	215,637	1,665,916

Energy 1.9%
Fugro N.V. CVA	4,352	243,213
Royal Dutch Shell plc, A Shares	188,672	6,599,569
Royal Dutch Shell plc, B Shares	143,616	5,163,598
SBM Offshore N.V.	8,448	181,047

		12,187,427

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	74,240	945,515

Food, Beverage & Tobacco 0.6%
Heineken Holding N.V.	3,840	154,249
Heineken N.V.	14,080	660,635
Unilever N.V. CVA	78,592	2,676,127

		3,491,011

Insurance 0.1%
AEGON N.V. *	103,168	448,581

Materials 0.2%
Akzo Nobel N.V.	11,776	594,777
Koninklijke DSM N.V.	9,472	459,792

		1,054,569

Media 0.1%
Reed Elsevier N.V.	35,584	419,664
Wolters Kluwer N.V.	15,360	266,732

		686,396

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
QIAGEN N.V. *	12,032	178,004

Real Estate 0.0%
Corio N.V.	4,096	182,094

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	20,480	799,092
STMicroelectronics N.V. (a)	16,896	106,877

		905,969

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	81,408	996,150

Transportation 0.0%
TNT Express N.V.	15,708	113,191
TNT N.V.	15,616	54,235

		167,426

		24,350,234

10

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

New Zealand 0.2%

Consumer Services 0.0%
Sky City Entertainment Group Ltd.	90,624	238,155

Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	44,032	82,164

Materials 0.1%
Fletcher Building Ltd.	64,512	296,936

Real Estate 0.0%
Kiwi Income Property Trust	130,560	104,555

Retailing 0.0%
The Warehouse Group Ltd.	24,832	61,010

Telecommunication Services 0.0%
Chorus Ltd. *	20,377	52,124
Telecom Corp. of New Zealand Ltd.	101,888	160,812

		212,936

Transportation 0.1%
Auckland International Airport Ltd.	148,480	270,137

		1,265,893

Norway 0.9%

Banks 0.1%
DnB NOR A.S.A.	53,808	548,471

Capital Goods 0.1%
Orkla A.S.A.	51,200	390,173

Energy 0.4%
Aker Solutions A.S.A.	5,376	62,720
Kvaerner A.S.A. *	13,312	23,284
Seadrill Ltd.	17,920	623,159
Statoil A.S.A.	76,800	1,985,036

		2,694,199

Insurance 0.0%
Storebrand A.S.A.	32,512	176,351

Materials 0.1%
Norsk Hydro A.S.A.	66,649	319,577
Yara International A.S.A.	12,800	517,893

		837,470

Telecommunication Services 0.2%
Telenor A.S.A.	50,944	869,879

		5,516,543

Papua N.Guinea 0.1%

Energy 0.1%
Oil Search Ltd.	79,616	513,638

Portugal 0.2%

Banks 0.0%
Banco Comercial Portugues S.A. - Reg’d *	325,632	55,671

Energy 0.0%
Galp Energia, SGPS, S.A., B Shares	17,408	291,282

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	17,408	317,176

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d	29,184	180,716

Utilities 0.1%
EDP - Energias de Portugal S.A.	180,992	579,869

		1,424,714

Republic of Korea 4.8%

Automobiles & Components 0.6%
Halla Climate Control Corp.	250	4,835
Hankook Tire Co., Ltd.	4,380	174,594
Hyundai Mobis	3,904	1,036,899
Hyundai Motor Co.	8,784	1,637,343
Kia Motors Corp.	18,788	1,147,635

		4,001,306

Banks 0.5%
BS Financial Group, Inc. *	4,800	47,887
DGB Financial Group, Inc. *	1,200	13,547
Hana Financial Group, Inc.	5,250	181,478
Industrial Bank of Korea	3,300	42,019
KB Financial Group, Inc. ADR	34,560	1,206,144
Shinhan Financial Group Co., Ltd. ADR	20,224	1,500,621
Woori Finance Holdings Co., Ltd.	7,200	61,496

		3,053,192

Capital Goods 0.6%
CJ Corp.	1,000	69,660
Daelim Industrial Co., Ltd.	1,800	151,063
Daewoo International Corp.	1,690	40,597
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,930	73,462
Doosan Corp.	1,051	128,765
Doosan Heavy Industries and Construction Co., Ltd.	2,150	122,486
Doosan Infracore Co., Ltd. *	2,310	37,297
GS Engineering & Construction Corp.	2,000	159,622
Hanjin Heavy Industries & Construction Co., Ltd. *	910	14,215
Hyundai Development Co.	4,000	59,508
Hyundai Engineering & Construction Co., Ltd.	4,109	231,934
Hyundai Heavy Industries Co., Ltd.	2,928	689,273
Hyundai Mipo Dockyard Co., Ltd.	620	61,311
KCC Corp.	300	60,252
LG Corp.	4,536	242,936
LS Corp.	1,683	112,966
Samsung C&T Corp.	8,000	462,764
Samsung Engineering Co., Ltd.	2,090	415,183
Samsung Heavy Industries Co., Ltd.	10,350	270,366
Samsung Techwin Co., Ltd.	2,120	100,926
SK Holdings Co., Ltd.	2,020	246,600
STX Corp.	5,744	62,834
STX Offshore & Shipbuilding Co., Ltd.	3,170	37,728

		3,851,748

Consumer Durables & Apparel 0.1%
LG Electronics, Inc.	6,000	384,878

Consumer Services 0.0%
Kangwon Land, Inc.	7,430	179,784

 11

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.1%
Daewoo Securities Co., Ltd.	12,008	99,200
Hyundai Securities Co., Ltd.	8,740	67,307
Korea Investment Holdings Co., Ltd.	2,650	85,922
Samsung Securities Co., Ltd.	3,836	168,184
Woori Investment & Securities Co., Ltd.	6,750	58,775

		479,388

Energy 0.2%
GS Holdings	2,180	110,650
S-Oil Corp.	4,148	384,780
SK Innovation Co., Ltd.	3,172	449,693

		945,123

Food & Staples Retailing 0.0%
E-Mart Co., Ltd. *	147	37,178

Food, Beverage & Tobacco 0.1%
CJ CheilJedang Corp.	500	125,142
KT&G Corp.	3,506	237,477

		362,619

Household & Personal Products 0.1%
Amorepacific Corp.	203	197,901
LG Household & Health Care Ltd.	420	195,537

		393,438

Insurance 0.1%
Dongbu Insurance Co., Ltd.	3,650	162,903
Samsung Fire & Marine Insurance Co., Ltd.	2,330	448,587
Samsung Life Insurance Co., Ltd. (b)	2,059	149,916

		761,406

Materials 0.6%
Cheil Industries, Inc.	2,050	175,812
Dongkuk Steel Mill Co., Ltd.	1,980	37,947
Hanwha Chemical Corp.	5,040	112,691
Hanwha Corp.	4,090	126,705
Honam Petrochemical Corp.	1,026	277,443
Hyosung Corp.	150	8,034
Hyundai Steel Co.	1,435	120,557
Korea Zinc Co., Ltd.	611	180,193
LG Chem Ltd.	2,011	567,557
OCI Co., Ltd.	1,056	208,853
POSCO ADR	21,760	1,863,744
SKC Co., Ltd.	600	22,919

		3,702,455

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Celltrion, Inc.	3,089	98,398
Yuhan Corp.	434	46,526

		144,924

Retailing 0.1%
Hyundai Department Store Co., Ltd.	1,016	144,038
Lotte Midopa Co., Ltd.	5,500	70,994
Lotte Shopping Co., Ltd.	309	95,320
Shinsegae Co., Ltd.	352	74,238

		384,590

Semiconductors & Semiconductor Equipment 1.2%
Hynix Semiconductor, Inc.	18,800	377,579
Samsung Electronics Co., Ltd. GDR - Reg’d	15,616	7,125,581

		7,503,160

Software & Services 0.1%
Daum Communications Corp.	376	48,041
NCsoft Corp.	1,050	280,257
NHN Corp. *	2,230	483,976
SK C&C Co. Ltd.	1,000	119,454

		931,728

Technology Hardware & Equipment 0.2%
LG Display Co., Ltd. ADR	76,032	893,376
Samsung Electro-Mechanics Co., Ltd.	1,550	105,666
Samsung SDI Co., Ltd.	1,000	116,829

		1,115,871

Telecommunication Services 0.1%
KT Corp. ADR	17,664	283,507
LG Uplus Corp.	12,400	72,163
SK Telecom Co., Ltd. ADR	28,928	427,845

		783,515

Transportation 0.0%
Hanjin Shipping Co., Ltd.	4,268	31,486
Hanjin Shipping Holdings Co., Ltd.	1,440	9,439
Hyundai Merchant Marine Co., Ltd.	3,567	76,010
Korea Express Co., Ltd. *	500	31,110
Korean Air Lines Co., Ltd.	799	32,094

		180,139

Utilities 0.1%
Korea Electric Power Corp. ADR *	72,704	807,014

		30,003,456

Singapore 1.4%

Banks 0.4%
DBS Group Holdings Ltd.	30,000	290,342
Oversea-Chinese Banking Corp., Ltd.	256,000	1,592,445
United Overseas Bank Ltd.	25,000	296,585

		2,179,372

Capital Goods 0.2%
Keppel Corp., Ltd.	40,000	287,532
Singapore Technologies Engineering Ltd.	256,000	533,479
Yangzijiang Shipbuilding Holdings Ltd.	303,000	208,109

		1,029,120

Consumer Services 0.0%
Hotel Properties Ltd.	38,000	49,233

Food & Staples Retailing 0.0%
Olam International Ltd.	154,772	276,627

Food, Beverage & Tobacco 0.2%
Golden Agri-Resources Ltd.	512,000	279,727
Indofood Agri Resources Ltd. *(a)	37,000	37,397
People’s Food Holdings Ltd. *	256,000	149,853
Wilmar International Ltd.	256,000	1,011,013

		1,477,990

Media 0.0%
Singapore Press Holdings Ltd.	24,000	73,241

12

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.3%
CapitaCommercial Trust	256,000	212,792
Capitaland Ltd.	256,000	503,508
CapitaMall Trust	256,000	348,659
Keppel Land Ltd.	33,000	61,815
Wheelock Properties Singapore Ltd.	16,000	19,793
Wing Tai Holdings Ltd.	377,000	313,370
Yanlord Land Group Ltd. (a)	336,000	267,489

		1,727,426

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	5,000	178,263

Semiconductors & Semiconductor Equipment 0.0%
STATS ChipPAC Ltd. *	110,000	37,776

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	512,000	1,226,802

Transportation 0.1%
ComfortDelGro Corp., Ltd.	256,000	279,727
Neptune Orient Lines Ltd. (a)	256,000	206,798
Singapore Post Ltd.	256,000	195,809

		682,334

		8,938,184

Spain 3.0%

Banks 1.0%
Banco Bilbao Vizcaya Argentaria S.A.	217,168	1,834,146
Banco de Sabadell S.A. (a)	66,884	224,189
Banco Popular Espanol S.A. (a)	61,481	262,358
Banco Santander S.A.	445,440	3,357,324
Criteria Caixacorp S.A.	68,608	349,940

		6,027,957

Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A. (a)	13,824	447,085
Ferrovial S.A.	25,856	319,624
Zardoya Otis S.A. (a)	7,726	108,788

		875,497

Diversified Financials 0.0%
Corporacion Financiera Alba S.A.	2,048	83,783

Energy 0.3%
Repsol YPF S.A.	67,072	2,022,022

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. *	36,864	166,192

Insurance 0.0%
Mapfre S.A.	54,805	183,111

Materials 0.0%
Acerinox S.A. (a)	12,288	166,077

Media 0.0%
Mediaset Espana Comunicacion S.A.	7,964	46,946

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A. *	12,288	198,581

Retailing 0.2%
Industria de Diseno Textil S.A.	13,056	1,107,774

Software & Services 0.0%
Indra Sistemas S.A. (a)	8,192	115,184

Telecommunication Services 0.7%
Telefonica S.A.	229,632	4,321,487

Transportation 0.1%
Abertis Infraestructuras S.A.	14,128	225,083

Utilities 0.5%
Enagas	11,520	216,099
Endesa S.A.	6,400	139,181
Gas Natural SDG S.A.	27,392	477,147
Iberdrola S.A.	308,055	2,055,610
Red Electrica Corporacion S.A.	3,840	168,801

		3,056,838

		18,596,532

Sweden 2.6%

Banks 0.5%
Nordea Bank AB	163,328	1,299,329
Skandinaviska Enskilda Banken AB, A Shares	109,312	635,556
Svenska Handelsbanken AB, A Shares	30,464	803,170
Swedbank AB, A Shares	34,560	460,961

		3,199,016

Capital Goods 0.9%
AB SKF, B Shares	27,392	584,891
Alfa Laval AB	26,880	517,360
Assa Abloy AB, B Shares	24,576	603,477
Atlas Copco AB, A Shares	37,120	795,362
Atlas Copco AB, B Shares	22,272	424,046
Sandvik AB	47,616	608,977
Scania AB, B Shares	22,016	336,252
Skanska AB, B Shares	22,272	346,106
Volvo AB, A Shares	30,464	348,507
Volvo AB, B Shares	75,264	862,692

		5,427,670

Commercial & Professional Services 0.0%
Securitas AB, B Shares	25,344	223,041

Consumer Durables & Apparel 0.0%
Electrolux AB, Series B	10,240	177,502

Diversified Financials 0.1%
Industrivarden AB, A Shares	14,848	189,786
Investor AB, B Shares	30,208	562,601

		752,387

Energy 0.0%
Lundin Petroleum AB *	8,960	230,381

Food, Beverage & Tobacco 0.2%
Swedish Match AB	29,952	982,426

Health Care Equipment & Services 0.0%
Getinge AB, B Shares	6,400	164,842

Materials 0.2%
Boliden AB	9,728	140,282
Holmen AB, B Shares	7,680	212,387
SSAB AB, A Shares	11,520	104,201
Svenska Cellulosa AB, B Shares	29,440	437,416

		894,286

Media 0.0%
Modern Times Group, B Shares	2,048	99,243

 13

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 0.2%
Hennes & Mauritz AB, B Shares	30,976	982,942

Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	10,496	159,683
Telefonaktiebolaget LM Ericsson, B Shares	164,096	1,760,457

		1,920,140

Telecommunication Services 0.2%
Tele2 AB, B Shares	23,296	463,923
TeliaSonera AB	118,528	808,477

		1,272,400

		16,326,276

Switzerland 6.8%

Capital Goods 0.7%
ABB Ltd. - Reg’d *	131,328	2,493,378
Geberit AG - Reg’d *	3,072	588,984
Schindler Holding AG	3,072	368,579
Schindler Holding AG - Reg’d	4,352	531,239
Sulzer AG - Reg’d	768	85,479

		4,067,659

Commercial & Professional Services 0.2%
Adecco S.A. - Reg’d *	8,704	376,983
SGS S.A. - Reg’d	361	610,426

		987,409

Consumer Durables & Apparel 0.4%
Compagnie Financiere Richemont S.A., A Shares	31,488	1,702,494
Swatch Group AG	1,792	696,402
Swatch Group AG - Reg’d	4,352	305,785

		2,704,681

Diversified Financials 0.7%
Credit Suisse Group AG - Reg’d *	58,368	1,408,297
GAM Holding Ltd. *	9,728	113,297
Julius Baer Group Ltd. *	13,824	494,544
Pargesa Holding S.A.	1,280	92,187
UBS AG - Reg’d *	194,048	2,383,625

		4,491,950

Energy 0.1%
Transocean Ltd.	10,240	444,073

Food, Beverage & Tobacco 1.6%
Nestle S.A. - Reg’d	182,016	10,229,213

Health Care Equipment & Services 0.0%
Sonova Holding AG - Reg’d *	2,304	241,247

Insurance 0.4%
Baloise Holding AG - Reg’d	2,304	163,152
Swiss Re Ltd. *	19,456	1,026,081
Zurich Financial Services AG *	7,168	1,575,913

		2,765,146

Materials 0.5%
Givaudan S.A. - Reg’d *	768	715,557
Glencore International plc	30,720	192,541
Holcim Ltd. - Reg’d *	11,008	615,016
Syngenta AG - Reg’d *	6,400	1,881,712

		3,404,826

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Lonza Group AG - Reg’d *	4,096	251,120
Novartis AG - Reg’d	125,440	6,782,291
Roche Holding AG	34,048	5,424,337

		12,457,748

Telecommunication Services 0.1%
Swisscom AG - Reg’d	1,536	580,546

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	2,560	311,931

		42,686,429

United Kingdom 16.6%

Banks 2.0%
Barclays plc	627,712	1,779,545
HSBC Holdings plc	905,216	7,040,311
Lloyds Banking Group plc *	1,851,392	722,871
Royal Bank of Scotland Group plc *	1,009,152	333,152
Standard Chartered plc	122,929	2,675,863

		12,551,742

Capital Goods 0.6%
BAE Systems plc	172,800	743,861
Bunzl plc	13,824	180,462
Cobham plc	49,920	138,656
European Aeronautic Defence & Space Co.	18,176	543,059
IMI plc	7,680	96,391
Invensys plc	39,424	125,810
Rolls-Royce Holdings plc *	90,368	1,036,133
Rolls-Royce Holdings plc, C Shares *(c)(d)	6,089,250	9,577
Smiths Group plc	15,872	236,404
The Weir Group plc	5,120	165,887
Wolseley plc	16,640	497,518

		3,773,758

Commercial & Professional Services 0.1%
Aggreko plc	3,962	117,774
Capita Group plc	32,000	317,077
G4S plc	72,704	292,847
Hays plc	79,104	91,196
Rentokil Initial plc *	114,176	119,328

		938,222

Consumer Durables & Apparel 0.1%
Burberry Group plc	25,344	506,235

Consumer Services 0.4%
Carnival plc	14,592	503,759
Compass Group plc	115,200	1,067,188
Intercontinental Hotels Group plc	17,920	311,721
Ladbrokes plc	72,448	147,219
TUI Travel plc	50,432	136,747
Whitbread plc	15,104	390,541
William Hill plc	59,392	188,785

		2,745,960

Diversified Financials 0.2%
3i Group plc	55,040	164,477
ICAP plc	42,752	238,905
Investec plc	12,800	72,777

14

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
London Stock Exchange Group plc	5,120	69,294
Man Group plc	93,952	209,682
Schroders plc	7,936	167,630
Schroders plc, Non-Voting Shares	5,120	91,398

		1,014,163

Energy 2.0%
AMEC plc	16,896	230,795
BG Group plc	177,152	3,785,115
BP plc	963,328	6,980,923
Cairn Energy plc *	61,440	263,131
John Wood Group plc	512	5,250
Petrofac Ltd.	3,328	75,845
Subsea 7 S.A. *	10,496	206,332
Tullow Oil plc	45,824	998,917

		12,546,308

Food & Staples Retailing 0.6%
J Sainsbury plc	100,352	479,814
Tesco plc	414,720	2,643,003
William Morrison Supermarkets plc	135,168	684,547

		3,807,364

Food, Beverage & Tobacco 2.3%
Associated British Foods plc	18,944	330,428
British American Tobacco plc	102,400	4,743,060
Diageo plc	128,000	2,741,956
Imperial Tobacco Group plc	50,688	1,824,041
SABMiller plc	60,928	2,146,536
Tate & Lyle plc	28,160	297,850
Unilever plc	67,072	2,254,338

		14,338,209

Health Care Equipment & Services 0.1%
Smith & Nephew plc	50,944	465,524

Household & Personal Products 0.3%
Reckitt Benckiser Group plc	40,960	2,073,740

Insurance 0.8%
Admiral Group plc	6,912	100,287
Aviva plc	150,528	737,951
Legal & General Group plc	336,640	561,765
Old Mutual plc	302,080	538,776
Prudential plc	150,016	1,469,938
Resolution Ltd.	198,694	736,263
RSA Insurance Group plc	157,440	267,926
Standard Life plc	109,056	346,820

		4,759,726

Materials 2.3%
Anglo American plc	71,936	2,738,010
Antofagasta plc	13,312	247,895
BHP Billiton plc	115,712	3,547,019
Eurasian Natural Resources Corp.	21,504	224,744
Fresnillo plc	10,496	282,949
Johnson Matthey plc	10,496	315,470
Kazakhmys plc	16,384	238,361
Lonmin plc	11,264	189,561
Randgold Resources Ltd.	4,352	459,630
Rexam plc	52,992	286,543
Rio Tinto plc	78,080	4,100,431
Vedanta Resources plc	8,192	136,832
Xstrata plc	119,808	1,916,373

		14,683,818

Media 0.5%
Aegis Group plc	37,933	81,139
British Sky Broadcasting Group plc	59,136	711,519
Daily Mail & General Trust plc, A Shares	11,264	71,626
ITV plc *	233,984	238,286
Pearson plc	36,352	659,221
Reed Elsevier plc	53,504	444,318
WPP plc	62,464	656,266

		2,862,375

Pharmaceuticals, Biotechnology & Life Sciences 1.5%
AstraZeneca plc	75,776	3,503,905
GlaxoSmithKline plc	270,592	5,973,113

		9,477,018

Real Estate 0.3%
British Land Co. plc	70,144	546,427
Capital Shopping Centres Group	55,296	279,259
Hammerson plc	54,272	333,839
Land Securities Group plc	40,192	434,280
SEGRO plc	50,432	178,707

		1,772,512

Retailing 0.2%
Kingfisher plc	106,496	428,122
Marks & Spencer Group plc	72,192	374,921
Next plc	8,192	345,430

		1,148,473

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	65,024	607,482

Software & Services 0.1%
Logica plc	86,272	108,958
The Sage Group plc	65,792	300,188

		409,146

Telecommunication Services 1.4%
BT Group plc	382,464	1,142,924
Inmarsat plc	22,272	153,044
Vodafone Group plc	2,725,376	7,381,301

		8,677,269

Utilities 0.7%
Centrica plc	246,784	1,171,412
International Power plc	81,408	429,441
National Grid plc	162,622	1,597,295
Scottish & Southern Energy plc	43,776	905,389
Severn Trent plc	11,264	273,535
United Utilities Group plc	28,160	278,584

		4,655,656

		103,814,700

United States 0.1%

Health Care Equipment & Services 0.1%
Synthes, Inc. (b)	3,840	636,660

Total Common Stock
(Cost $675,960,555)		615,909,540

 15

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Preferred Stock 0.4% of net assets

Germany 0.4%

Automobiles & Components 0.3%
Porsche Automobil Holding SE	7,424	452,171
Volkswagen AG	8,192	1,407,681

		1,859,852

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	7,680	456,752

		2,316,604

Italy 0.0%

Diversified Financials 0.0%
EXOR S.p.A.	768	15,446

Total Preferred Stock
(Cost $1,990,795)		2,332,050

Rights 0.0% of net assets

Republic of Korea 0.0%

Consumer Durables & Apparel 0.0%
LG Electronics, Inc. *(c)(d)	330	6,267

Diversified Financials 0.0%
Hyundai Securities Co., Ltd. *(c)(d)	3,518	923

Total Rights
(Cost $—)		7,190

Other Investment Company 0.2% of net assets

Money Market Fund 0.2%
State Street Institutional Liquid Reserves Fund - Institutional Class	1,222,431	1,222,431

Total Other Investment Company
(Cost $1,222,431)		1,222,431

End of Investments

Collateral Invested for Securities on Loan 0.6% of net assets

SSIT U.S. Government Money Market Fund	3,686,754	3,686,754

Total Collateral Invested for Securities on Loan
(Cost $3,686,754)		3,686,754

End of Collateral Invested for Securities on Loan

At 11/30/11, the tax basis cost of the fund’s investments was $679,399,823 and the unrealized appreciation and depreciation were $28,346,491 and ($88,275,103), respectively, with a net unrealized depreciation of ($59,928,612).

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $786,576 or 0.1% of net assets.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $16,767 or 0.0% of net assets.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by

16

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$512,094,840	$—	$—	$512,094,840
United Kingdom(a)	100,040,942	—	—	100,040,942
Capital Goods	3,764,181	—	9,577	3,773,758
Preferred Stock(a)	2,332,050	—	—	2,332,050
Other Investment Company(a)	1,222,431	—	—	1,222,431
Rights(a)	—	—	7,190	7,190

Total	$619,454,444	$—	$16,767	$619,471,211

Other Financial Instruments
Collateral Invested for Securities on Loan	$3,686,754	$—	$—	$3,686,754

(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	November 30,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in	out	2011

Common Stock
Australia	$9,160	$—	$—	$—	$—	$—	($9,160)	$—
Japan	199,871	—	31,463	—	(231,334)	—	—	—
United Kingdom	—	—	(112)	9,689	—	—	—	9,577
Rights
Republic of Korea	—	—	7,190	—	—	—		7,190

Total	$209,031	$—	$38,541	$9,689	($231,334)	$—	($9,160)	$16,767

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2011.

REG54094NOV11

 17

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF™

Portfolio Holdings as of November 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.6%		Common Stock	159,389,221	144,713,548
0.4%		Other Investment Companies	603,028	616,114
0.4%		Preferred Stock	641,852	566,442
0.0%		Rights	—	14,193

99.4%		Total Investments	160,634,101	145,910,297
3.3%		Collateral Invested for Securities on Loan	4,835,764	4,835,764
(2	.7)%	Other Assets and Liabilities, Net		(4,017,906)

100.0%		Net Assets		146,728,155

	Number	Value
Security	of Shares	($)

Common Stock 98.6% of net assets

Australia 7.6%

Capital Goods 0.7%
Boart Longyear Ltd.	76,011	231,916
Bradken Ltd.	20,943	157,703
Emeco Holdings Ltd.	52,310	55,350
Macmahon Holdings Ltd. *	190,387	113,439
Monadelphous Group Ltd.	8,820	180,219
NRW Holdings Ltd.	37,800	111,060
UGL Ltd.	16,357	208,700

		1,058,387

Commercial & Professional Services 0.8%
Cabcharge Australia Ltd.	24,989	114,494
Campbell Brothers Ltd.	8,140	405,986
Mineral Resources Ltd.	5,900	71,945
SAI Global Ltd.	34,886	164,498
Seek Ltd.	33,048	194,535
Transfield Services Ltd.	67,108	157,183

		1,108,641

Consumer Durables & Apparel 0.1%
G.U.D. Holdings Ltd.	17,533	131,485

Consumer Services 0.2%
Invocare Ltd.	33,344	248,001
Navitas Ltd.	31,500	108,406

		356,407

Diversified Financials 0.1%
FlexiGroup Ltd.	44,100	101,028

Energy 0.7%
Aurora Oil & Gas Ltd. *	88,500	303,660
AWE Ltd. *	77,386	107,323
Beach Energy Ltd.	60,431	87,534
Coalspur Mines Ltd. *	52,762	89,705
Dart Energy Ltd. *	69,020	33,680
Karoon Gas Australia Ltd. *	31,023	149,789
Linc Energy Ltd. *	120,177	180,248
Roc Oil Co., Ltd. *	347,081	96,270

		1,048,209

Food, Beverage & Tobacco 0.2%
Australian Agricultural Co., Ltd. *	31,500	44,980
GrainCorp Ltd.	40,733	312,583

		357,563

Health Care Equipment & Services 0.2%
Primary Health Care Ltd.	88,200	289,039

Materials 2.0%
Ampella Mining Ltd. *(a)	25,200	44,916
Arafura Resources Ltd. *(a)	59,290	27,409
Atlas Iron Ltd.	87,369	257,595
Bathurst Resources Ltd. *	82,614	56,014
Beadell Resources Ltd. *	45,013	31,907
Centamin Egypt Ltd. *	85,176	133,228
Coal of Africa Ltd. *	89,438	77,179
Discovery Metals Ltd. *	22,850	30,399
Equatorial Resources Ltd. *	19,946	38,932
Gindalbie Metals Ltd. *	140,706	72,274
Gryphon Minerals Ltd. *	44,100	58,895
Independence Group NL	29,250	132,214
Integra Mining Ltd. *	134,030	78,483
Intrepid Mines Ltd. *	55,867	60,262
Kingsgate Consolidated Ltd.	22,050	148,144
Medusa Mining Ltd.	30,008	177,257
Mirabela Nickel Ltd. *	94,500	143,678
Mount Gibson Iron Ltd.	137,373	175,698
OceanaGold Corp. *	25,200	66,175
PanAust Ltd. *(a)	77,703	250,648
Perseus Mining Ltd. *	78,559	229,198
Ramelius Resources Ltd.	15,335	18,904
Regis Resources Ltd. *	48,500	163,921
Resolute Mining Ltd. *	32,360	65,157
Rex Minerals Ltd. *	21,580	29,152
Sandfire Resources NL *(a)	14,004	90,634
St. Barbara Ltd. *	50,427	113,450
Sundance Resources Ltd. *	386,025	150,694

		2,922,417

Media 0.1%
Austar United Communications Ltd. *	108,592	133,868

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Acrux Ltd.	8,533	24,808
Mesoblast Ltd. *(a)	34,692	243,059

		267,867

Real Estate 0.8%
Abacus Property Group	64,589	132,041
BWP Trust	107,554	193,910
Centro Retail Group *(a)	691,070	216,531
Challenger Diversified Property Group	94,500	49,025
Charter Hall Group	44,100	90,608

 1

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Charter Hall Retail REIT	60,743	201,556
FKP Property Group	184,055	93,595
Investa Office Fund	450,173	275,166

		1,252,432

Retailing 0.6%
Automotive Holdings Group Ltd.	50,360	95,710
David Jones Ltd. (a)	65,903	190,243
JB Hi-Fi Ltd. (a)	10,230	163,419
Myer Holdings Ltd. (a)	75,600	184,840
Pacific Brands Ltd.	167,206	90,180
Super Retail Group Ltd. (a)	14,750	83,340
Wotif.com Holdings Ltd.	17,332	59,291

		867,023

Software & Services 0.3%
carsales.com.au Ltd. (a)	14,692	69,126
Iress Market Technology Ltd.	32,260	250,875
Oakton Ltd.	43,674	65,281

		385,282

Telecommunication Services 0.1%
TPG Telecom Ltd.	57,710	83,889

Transportation 0.1%
Virgin Blue Holdings Ltd. *	325,528	113,701

Utilities 0.4%
APA Group	70,290	328,551
Energy World Corp., Ltd. *	139,741	87,569
Spark Infrastructure Group (b)	151,200	197,266

		613,386

		11,090,624

Austria 0.7%

Capital Goods 0.2%
Semperit AG Holding	2,475	102,617
Wienerberger AG	16,402	173,104

		275,721

Energy 0.1%
Schoeller-Bleckmann Oilfield Equipment AG	1,512	133,521

Materials 0.0%
Mayr Melnhof Karton AG	630	53,420

Real Estate 0.3%
CA Immobilien Anlagen AG *	14,056	153,283
Conwert Immobilien Invest SE	13,573	157,681
S IMMO AG *	16,782	93,505

		404,469

Transportation 0.1%
Oesterreichische Post AG	4,228	124,673

		991,804

Belgium 1.2%

Consumer Durables & Apparel 0.0%
Van de Velde N.V.	767	35,497

Diversified Financials 0.4%
Ackermans & van Haaren N.V.	3,410	263,028
RHJ International *	19,422	88,893
Sofina S.A.	2,394	200,419

		552,340

Health Care Equipment & Services 0.1%
Omega Pharma	2,908	135,484

Materials 0.2%
Nyrstar *	24,471	209,213
Tessenderlo Chemie N.V.	4,161	115,219

		324,432

Real Estate 0.2%
Befimmo S.C.A. Sicafi	2,145	150,352
Cofinimmo	1,534	182,814

		333,166

Retailing 0.2%
S.A. D’Ieteren N.V.	4,813	226,766

Technology Hardware & Equipment 0.1%
Barco N.V.	1,003	48,944
EVS Broadcast Equipment S.A.	2,492	130,159

		179,103

		1,786,788

Canada 18.6%

Automobiles & Components 0.1%
Linamar Corp.	6,700	89,289

Banks 0.4%
Canadian Western Bank	6,700	181,412
Genworth MI Canada, Inc.	6,700	134,165
Home Capital Group, Inc.	6,700	326,186

		641,763

Capital Goods 0.7%
Aecon Group, Inc.	6,700	67,148
ATS Automation Tooling Systems, Inc. *	13,400	86,983
CAE, Inc.	37,800	377,721
Russel Metals, Inc. (a)	6,700	154,395
Superior Plus Corp.	6,300	33,212
Toromont Industries Ltd.	6,700	134,758
Westport Innovations, Inc. *(a)	5,900	164,800

		1,019,017

Commercial & Professional Services 0.5%
Progressive Waste Solutions Ltd.	13,000	271,699
Ritchie Bros. Auctioneers, Inc. (a)	13,400	279,532
Stantec, Inc. *	6,700	174,559
Transcontinental, Inc., Class A	6,700	78,680

		804,470

Consumer Durables & Apparel 0.3%
Dorel Industries, Inc., Class B	5,900	138,977
Gildan Activewear, Inc.	13,400	323,155

		462,132

Diversified Financials 0.9%
AGF Management Ltd., Class B	6,700	103,457
Canaccord Financial, Inc.	6,700	63,787
Dundee Corp., Class A *	6,700	158,151
Onex Corp.	19,500	669,147
TMX Group, Inc.	6,700	292,777

		1,287,319

2

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 4.2%
Advantage Oil & Gas Ltd. *	20,100	92,914
AltaGas Ltd.	6,500	197,349
Athabasca Oil Sands Corp. *	50,000	580,772
Bankers Petroleum Ltd. *	31,500	157,694
Birchcliff Energy Ltd. *	13,400	184,114
BlackPearl Resources, Inc. *	31,500	137,866
Calfrac Well Services Ltd.	6,700	182,269
Celtic Exploration Ltd. *	13,400	325,527
Crew Energy, Inc. *	6,700	76,835
Daylight Energy Ltd.	19,500	190,445
Denison Mines Corp. *	63,000	88,606
Enerflex Ltd.	6,700	79,603
Ensign Energy Services, Inc.	13,400	214,163
Legacy Oil & Gas, Inc. *	13,000	117,246
Mullen Group Ltd.	6,700	128,893
Nuvista Energy Ltd.	13,400	59,570
Paramount Resources Ltd., A Shares *	6,700	268,593
Pason Systems, Inc.	6,700	81,382
Pembina Pipeline Corp.	17,700	517,900
PetroBakken Energy Ltd., A Shares (a)	6,300	61,219
Petrominerales Ltd.	8,149	162,699
Precision Drilling Corp. *	26,000	301,490
Progress Energy Resources Corp.	31,500	447,057
Savanna Energy Services Corp. *	13,400	105,434
ShawCor Ltd., Class A	6,700	166,652
Trican Well Service Ltd.	19,500	333,902
Trilogy Energy Corp.	6,300	231,119
Trinidad Drilling Ltd.	13,400	104,907
Uranium One, Inc.	64,900	148,087
Vermilion Energy, Inc.	8,700	407,811

		6,152,118

Food & Staples Retailing 1.1%
Alimentation Couche-Tard, Inc., B Shares	13,400	386,152
Empire Co., Ltd., A Shares	6,300	379,208
Metro, Inc., A Shares	12,600	638,830
The Jean Coutu Group, Inc., A Shares	13,400	172,121

		1,576,311

Food, Beverage & Tobacco 0.5%
Cott Corp. *	13,400	84,742
Maple Leaf Foods, Inc.	13,400	144,972
Viterra, Inc.	47,600	487,821

		717,535

Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	6,700	174,098

Materials 5.6%
Alamos Gold, Inc.	14,000	237,521
AuRico Gold, Inc. *	33,327	334,991
Aurizon Mines Ltd. *	20,100	124,148
Canfor Corp. *	13,400	136,405
Capstone Mining Corp. *	26,800	75,649
CCL Industries, Inc., Class B	6,700	207,046
Centerra Gold, Inc.	27,700	620,066
China Gold International Resources Corp., Ltd. *	19,500	54,084
Detour Gold Corp. *	11,800	345,035
Dundee Precious Metals, Inc. *	13,000	120,059
Eastern Platinum Ltd. *	80,400	45,073
European Goldfields Ltd. *	24,000	234,866
Franco-Nevada Corp.	14,800	628,682
Gabriel Resources Ltd. *	20,100	143,324
Great Basin Gold Ltd. *	40,200	38,352
Harry Winston Diamond Corp. *	6,700	75,188
HudBay Minerals, Inc.	21,200	215,805
Imperial Metals Corp. *	6,500	152,088
Inmet Mining Corp. (a)	7,600	446,918
Kirkland Lake Gold, Inc. *	6,300	111,532
Lake Shore Gold Corp. *	33,500	46,127
Lundin Mining Corp. *	44,800	176,248
Major Drilling Group International, Inc.	12,600	167,298
Mercator Minerals Ltd. *	13,000	23,398
Methanex Corp.	13,400	329,481
Minefinders Corp. Ltd. *	6,700	80,789
Nevsun Resources Ltd.	11,800	69,866
New Gold, Inc. *	59,000	662,680
NovaGold Resources, Inc. *	26,800	311,821
Pan American Silver Corp.	14,400	376,163
Quadra FNX Mining Ltd. *	27,400	297,782
Rubicon Minerals Corp. *	13,400	48,104
Seabridge Gold, Inc. *	5,900	137,410
SEMAFO, Inc. *	31,900	241,270
Sherritt International Corp.	28,100	153,662
Silver Standard Resources, Inc. *	6,700	98,844
Silvercorp Metals, Inc.	19,500	149,786
Taseko Mines Ltd. *	20,100	62,865
Thompson Creek Metals Co., Inc. *	13,400	94,232
West Fraser Timber Co., Ltd.	6,500	298,933

		8,173,591

Media 0.8%
Astral Media, Inc., A Shares	6,700	220,753
Cogeco Cable, Inc.	6,700	335,082
Groupe Aeroplan, Inc.	27,100	311,314
Imax Corp. *	6,300	121,694
Quebecor, Inc., Class B	6,300	200,695
Torstar Corp., Class B	6,300	55,146

		1,244,684

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Nordion, Inc.	13,400	120,063

Real Estate 1.8%
Allied Properties Real Estate Investment Trust	6,700	157,690
Boardwalk Real Estate Investment Trust	6,700	342,463
Calloway Real Estate Investment Trust	6,700	180,028
Canadian Apartment Properties Real Estate Investment Trust	6,700	138,646
Canadian Real Estate Investment Trust	6,700	237,885
Chartwell Seniors Housing Real Estate Investment Trust	18,900	148,709
Cominar Real Estate Investment Trust	6,700	148,135
Dundee Real Estate Investment Trust	6,700	215,415
Extendicare Real Estate Investment Trust	13,400	92,255
First Capital Realty, Inc.	13,400	224,574
H&R Real Estate Investment Trust (a)	19,500	446,865

 3

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
InnVest Real Estate Investment Trust	13,400	56,802
Morguard Real Estate Investment Trust	6,700	103,787
Primaris Retail Real Estate Investment Trust	6,700	133,440

		2,626,694

Retailing 0.3%
Dollarama, Inc.	6,500	255,205
Reitmans Ltd., A Shares	6,300	90,465
RONA, Inc.	6,700	61,152

		406,822

Software & Services 0.5%
MacDonald, Dettwiler & Associates Ltd.	6,300	297,419
Open Text Corp. *	7,000	400,344

		697,763

Technology Hardware & Equipment 0.1%
Celestica, Inc. *	14,000	116,902
Sierra Wireless, Inc. *	6,300	41,391

		158,293

Transportation 0.1%
TransForce, Inc.	6,700	87,576

Utilities 0.5%
ATCO Ltd., Class I	6,500	398,534
Emera, Inc.	13,000	418,992

		817,526

		27,257,064

China 0.8%

Capital Goods 0.2%
China Automation Group Ltd.	148,000	41,685
China Singyes Solar Technologies Holdings Ltd. (a)	126,000	51,369
Haitian International Holdings Ltd.	63,000	52,584
International Mining Machinery Holdings Ltd. (a)	63,000	65,224

		210,862

Consumer Durables & Apparel 0.0%
China Hongxing Sports Ltd. *(c)(d)	884,000	63,475

Food, Beverage & Tobacco 0.0%
Uni-President China Holdings Ltd.	59,000	32,325

Materials 0.2%
China Rare Earth Holdings Ltd. *(a)	242,000	49,175
Dongyue Group (a)	156,000	132,015
West China Cement Ltd. (a)	462,000	84,967
Xingda International Holdings Ltd.	77,000	35,353

		301,510

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
China Medical System Holdings Ltd. (a)	177,400	126,168

Retailing 0.2%
Intime Department Store Group Co., Ltd.	67,000	76,517
PCD Stores Group Ltd.	332,000	52,519
Silver base Group Holdings Ltd. (a)	177,000	156,388

		285,424

Software & Services 0.1%
Kingdee International Software Group Co., Ltd. (a)	472,000	154,794
Kingsoft Corp., Ltd. (a)	118,000	45,679

		200,473

Utilities 0.0%
Sound Global Ltd. (a)	83,000	36,601

		1,256,838

Cyprus 0.1%

Banks 0.1%
Bank of Cyprus plc	72,677	53,222
Marfin Popular Bank PCL *	165,027	53,316

		106,538

Denmark 0.9%

Banks 0.2%
Jyske Bank A/S *	7,791	231,285
Sydbank A/S	10,126	180,545

		411,830

Capital Goods 0.1%
NKT Holding A/S (a)	2,709	93,267

Consumer Durables & Apparel 0.0%
Pandora A/S (a)	2,360	24,478

Health Care Equipment & Services 0.2%
GN Store Nord A/S	31,635	280,592

Insurance 0.2%
Topdanmark A/S *	1,899	309,714

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Alk-Abello A/S	1,588	89,972

Software & Services 0.1%
SimCorp A/S	630	98,985

		1,308,838

Finland 2.1%

Capital Goods 0.7%
Cargotec Oyj, B Shares	5,711	187,507
Cramo Oyj	5,564	65,238
Konecranes Oyj	5,567	119,904
Outotec Oyj	4,919	222,755
Ramirent Oyj	11,684	91,225
Uponor Oyj (a)	5,900	59,289
YIT Oyj	12,933	207,350

		953,268

Commercial & Professional Services 0.1%
Lassila & Tikanoja Oyj	5,902	90,493
Poyry Oyj	8,073	77,159

		167,652

Consumer Durables & Apparel 0.1%
Amer Sports Oyj, A Shares	15,098	186,779

4

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.1%
Pohjola Bank plc, A Shares	19,154	191,190

Materials 0.4%
Huhtamaki Oyj	13,640	158,276
Kemira Oyj	11,800	145,503
M-real Oyj, B Shares *	36,204	68,718
Talvivaara Mining Co. plc *	22,282	82,917
Tikkurila Oyj	5,900	114,448

		569,862

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	10,163	206,582

Real Estate 0.2%
Citycon Oyj	32,526	104,646
Sponda Oyj	33,564	140,516

		245,162

Retailing 0.1%
Stockmann Oyj Abp, B Shares	4,663	86,373

Software & Services 0.1%
Tieto Oyj	9,661	148,779

Telecommunication Services 0.2%
Elisa Oyj	15,308	332,389

		3,088,036

France 3.2%

Capital Goods 0.3%
Mersen	3,611	124,999
Nexans S.A.	3,611	211,136
Saft Groupe S.A.	3,042	89,066

		425,201

Commercial & Professional Services 0.2%
Derichebourg S.A. *	24,420	79,125
Seche Environnement	1,655	62,202
Teleperformance	7,705	151,381

		292,708

Consumer Durables & Apparel 0.1%
Beneteau	5,969	67,528
Nexity	3,745	86,963

		154,491

Energy 0.3%
Bourbon S.A. (a)	7,551	213,054
Etablissements Maurel et Prom	14,828	285,338

		498,392

Food & Staples Retailing 0.1%
Rallye S.A.	3,544	107,294

Food, Beverage & Tobacco 0.2%
Remy Cointreau S.A.	2,841	237,190

Health Care Equipment & Services 0.1%
Medica S.A. *	8,341	145,967

Insurance 0.0%
April	2,425	42,764

Materials 0.1%
S.A. des Ciments Vicat	3,536	192,351

Media 0.4%
Canal +	15,945	92,705
Havas S.A.	61,835	255,544
Ipsos	3,879	110,204
M6-Metropole Television S.A.	10,914	162,419
Technicolor S.A. *(a)	12,121	20,070

		640,942

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Boiron S.A.	2,057	54,772
Stallergenes	1,387	72,817
Virbac S.A.	882	141,681

		269,270

Real Estate 0.2%
Mercialys	3,654	121,003
Societe Immobiliere de Location pour l’Industrie et le Commerce	1,512	152,654

		273,657

Retailing 0.2%
CFAO	6,954	248,866

Semiconductors & Semiconductor Equipment 0.0%
Silicon-On-Insulator Technologies *(a)	9,929	51,044

Software & Services 0.3%
Alten	4,582	126,383
Altran Technologies S.A. *	21,077	90,311
Groupe Steria SCA	3,812	68,326
UbiSoft Entertainment S.A. *	15,959	115,451

		400,471

Technology Hardware & Equipment 0.3%
Ingenico S.A.	5,567	218,188
Neopost S.A.	3,315	234,772

		452,960

Utilities 0.2%
Rubis	4,158	233,015

		4,666,583

Germany 3.9%

Automobiles & Components 0.2%
ElringKlinger AG	6,954	165,224
Leoni AG	5,065	187,502

		352,726

Capital Goods 1.3%
Bauer AG (a)	2,425	65,631
BayWa AG	2,975	128,154
Deutz AG *	18,628	99,978
Gildemeister AG *	8,757	118,826
Heidelberger Druckmaschinen AG *(a)	18,648	36,876
Kloeckner & Co. SE	4,448	58,200
Krones AG	2,520	130,638
KSB AG	126	65,022
KUKA AG *(a)	4,246	82,821
MTU Aero Engines Holding AG	4,362	278,974
Pfeiffer Vacuum Technology AG	1,454	135,054
Rational AG	567	130,404
Rheinmetall AG	1,588	76,775
SGL Carbon SE *(a)	5,700	342,180
Vossloh AG	1,521	155,446

		1,904,979

 5

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.1%
Gerry Weber International AG	3,224	99,950

Food, Beverage & Tobacco 0.0%
Asian Bamboo AG	1,298	26,175

Health Care Equipment & Services 0.2%
Carl Zeiss Meditec AG	3,150	62,376
Rhoen Klinikum AG	7,791	147,459

		209,835

Materials 0.6%
Aurubis AG	5,670	322,022
Fuchs Petrolub AG	5,481	229,132
Symrise AG	11,952	321,462

		872,616

Media 0.1%
Sky Deutschland AG *	59,649	142,928

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
MorphoSys AG *	5,266	122,176
Stada Arzneimittel AG	9,440	262,731

		384,907

Real Estate 0.4%
Alstria Office REIT-AG	7,939	89,408
Deutsche Euroshop AG	5,567	190,760
Deutsche Wohnen AG	12,521	175,294
DIC Asset AG	5,900	46,859
IVG Immobilien AG *	14,257	51,262

		553,583

Retailing 0.1%
Douglas Holding AG (a)	4,187	169,766

Semiconductors & Semiconductor Equipment 0.2%
Aixtron SE (a)	11,756	153,348
Dialog Semiconductor plc *	7,958	146,174
Solarworld AG (a)	12,861	53,670

		353,192

Software & Services 0.1%
Wirecard AG	10,713	177,094

Technology Hardware & Equipment 0.1%
Wincor Nixdorf AG	3,774	180,760

Telecommunication Services 0.2%
Freenet AG	19,556	257,856

		5,686,367

Greece 0.3%

Banks 0.1%
Piraeus Bank S.A. *	221,458	86,454

Diversified Financials 0.0%
Marfin Investment Group S.A. *	87,224	51,428

Energy 0.1%
Motor Oil (Hellas) Corinth Refineries S.A.	11,800	97,055

Materials 0.1%
Titan Cement Co. S.A.	8,550	136,964

Retailing 0.0%
JUMBO S.A.	15,000	75,923

		447,824

Hong Kong 3.5%

Automobiles & Components 0.1%
Minth Group Ltd. (a)	134,000	120,635

Capital Goods 0.2%
EVA Precision Industrial Holdings Ltd.	252,000	67,412
Goodtop Tin International Holdings Ltd. *	630,000	85,885
Lonking Holdings Ltd. (a)	118,000	38,547
Singamas Container Holdings Ltd.	296,000	59,767

		251,611

Consumer Durables & Apparel 0.5%
Daphne International Holdings Ltd.	135,000	158,864
Haier Electronics Group Co., Ltd. *(a)	63,000	56,149
Ports Design Ltd.	67,000	119,601
Skyworth Digital Holdings Ltd. (a)	308,000	118,835
Stella International Holdings Ltd.	67,000	152,518
Trinity Ltd.	152,000	106,344
Xtep International Holdings Ltd. (a)	126,000	36,299

		748,610

Consumer Services 0.1%
Ajisen China Holdings Ltd. (a)	189,000	233,591

Energy 0.1%
Sino Oil & Gas Holdings Ltd. *	3,450,000	122,018

Food, Beverage & Tobacco 0.1%
C.P. Pokphand Co., Ltd. (a)	1,164,000	116,767

Household & Personal Products 0.1%
Real Nutriceutical Group Ltd.	118,000	43,555
Vinda International Holdings Ltd.	59,000	75,045

		118,600

Materials 0.6%
AMVIG Holdings Ltd.	260,000	152,813
China Precious Metal Resources Holdings Co., Ltd. *	236,000	44,314
China Shanshui Cement Group	268,000	184,744
CST Mining Group Ltd. *	4,720,000	50,384
Fufeng Group Ltd.	134,000	69,796
G-Resources Group Ltd. *	3,765,000	232,422
Jinchuan Group International Resources Co., Ltd. *	223,000	64,530
Sino-Forest Corp. *(a)(c)(d)	17,700	23,449

		822,452

Media 0.1%
eSun Holdings Ltd. *	472,000	62,525
VODone Ltd. (a)	590,000	84,226

		146,751

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Anxin-China Holdings Ltd. *	240,000	43,830
Sino Biopharmaceutical Ltd.	268,000	82,721

		126,551

Real Estate 0.3%
GZI Real Estate Investment Trust	536,000	234,377
HKR International Ltd.	201,600	63,523
K Wah International Holdings Ltd.	194,000	48,403
Lai Sun Development Co., Ltd. *	3,854,000	50,062
Sinolink Worldwide Holdings Ltd. *	610,000	45,502

		441,867

6

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 0.5%
Chow Sang Sang Holdings International Ltd. (a)	10,000	26,172
Emperor Watch & Jewellery Ltd.	780,000	106,334
Giordano International Ltd.	118,000	86,654
Hengdeli Holdings Ltd.	268,000	98,921
I.T Ltd. (a)	236,000	135,369
Luk Fook Holdings International Ltd. (a)	59,000	231,432
Sparkle Roll Group Ltd.	472,000	50,991

		735,873

Semiconductors & Semiconductor Equipment 0.0%
Varitronix International Ltd.	179,000	70,675

Software & Services 0.0%
Hi Sun Technology China Ltd. *	201,000	56,612

Technology Hardware & Equipment 0.3%
Digital China Holdings Ltd.	177,000	275,897
TCL Communication Technology Holdings Ltd.	236,000	124,139

		400,036

Telecommunication Services 0.1%
SmarTone Telecommunications Holding Ltd.	59,000	98,795

Transportation 0.1%
Pacific Basin Shipping Ltd.	402,000	173,198

Utilities 0.2%
China Gas Holdings Ltd.	520,000	179,230
China Oil & Gas Group Ltd. *	1,580,000	107,697
Towngas China Co., Ltd.	126,000	71,787

		358,714

		5,143,356

Ireland 1.4%

Banks 0.2%
The Governor & Co. of the Bank of Ireland *	2,773,000	347,157

Capital Goods 0.6%
Charter International plc (a)	18,934	277,395
DCC plc	8,865	214,805
Grafton Group plc	42,692	146,548
Kingspan Group plc	25,670	229,519

		868,267

Consumer Services 0.2%
Paddy Power plc	4,161	226,854

Food, Beverage & Tobacco 0.1%
C&C Group plc	54,622	224,265

Health Care Equipment & Services 0.1%
United Drug plc	42,555	110,332

Materials 0.2%
Kenmare Resources plc *	196,337	109,624
Smurfit Kappa Group plc *	23,440	141,992

		251,616

		2,028,491

Israel 0.4%

Health Care Equipment & Services 0.1%
Given Imaging Ltd. *	7,560	132,305

Semiconductors & Semiconductor Equipment 0.3%
EZchip Semiconductor Ltd. *	6,300	195,985
Mellanox Technologies Ltd. *	8,568	294,788

		490,773

Telecommunication Services 0.0%
Internet Gold-Golden Lines Ltd. *	3,906	48,864

		671,942

Italy 2.2%

Automobiles & Components 0.1%
Piaggio & C S.p.A.	20,650	60,711

Banks 0.5%
Banca Piccolo Credito Valtellinese Scarl	27,495	63,476
Banca Popolare dell’Emilia Romagna Scrl (a)	31,405	234,631
Banca Popolare di Milano Scarl	206,366	76,617
Banca Popolare di Sondrio Scrl (a)	27,863	238,175
Credito Emiliano S.p.A.	13,506	52,471

		665,370

Capital Goods 0.3%
C.I.R. S.p.A - Compagnie Industriali Riunite	63,029	107,416
Danieli & C Officine Meccaniche S.p.A.	8,824	101,620
Impregilo S.p.A.	63,445	184,478

		393,514

Consumer Durables & Apparel 0.2%
Geox S.p.A.	13,841	43,785
Indesit Co. S.p.A.	8,609	45,707
Safilo Group S.p.A. *	6,556	43,862
Tod’s S.p.A.	1,827	169,454

		302,808

Diversified Financials 0.2%
Azimut Holding S.p.A.	20,876	166,506
Banca Generali S.p.A.	8,757	85,700

		252,206

Energy 0.1%
ERG S.p.A.	14,112	179,615

Health Care Equipment & Services 0.2%
DiaSorin S.p.A.	6,930	201,502
Sorin S.p.A. *	83,603	145,855

		347,357

Insurance 0.1%
Fondiaria-Sai S.p.A. *	28,943	38,962
Milano Assicurazioni S.p.A. *	29,500	9,924
Societa Cattolica di Assicurazioni Scrl	7,791	156,793

		205,679

Materials 0.1%
Italmobiliare S.p.A.	9,344	131,445

 7

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	13,908	106,717

Real Estate 0.0%
Beni Stabili S.p.A.	94,500	39,588

Retailing 0.0%
Yoox S.p.A. *(a)	3,541	45,856

Transportation 0.1%
Ansaldo STS S.p.A.	18,679	184,940

Utilities 0.2%
ACEA S.p.A.	11,751	85,895
Hera S.p.A.	82,116	119,384
IREN S.p.A.	85,660	82,159

		287,438

		3,203,244

Japan 15.3%

Automobiles & Components 0.9%
Akebono Brake Industry Co., Ltd.	11,800	51,985
Daido Metal Co., Ltd.	7,000	70,334
Keihin Corp.	6,500	99,472
Nifco, Inc.	13,400	357,828
Nissin Kogyo Co., Ltd.	20,100	265,911
Press Kogyo Co., Ltd.	63,000	286,474
TS Tech Co., Ltd.	13,400	183,834

		1,315,838

Banks 1.0%
FIDEA Holdings Co., Ltd.	22,400	59,152
Kita-Nippon Bank Ltd.	2,800	65,284
Kiyo Holdings, Inc.	252,000	386,294
Michinoku Bank Ltd.	30,000	56,422
Miyazaki Bank Ltd.	31,000	74,275
Nagano Bank Ltd.	31,000	64,292
The Fukui Bank Ltd.	67,000	213,178
The Oita Bank Ltd.	63,000	183,409
The Yachiyo Bank Ltd.	2,200	56,679
Toho Bank Ltd.	23,000	63,403
Tokyo Tomin Bank Ltd.	5,900	72,202
TOMONY Holdings, Inc.	11,800	52,289
Tsukuba Bank Ltd.	17,200	62,924

		1,409,803

Capital Goods 4.1%
Aica Kogyo Co., Ltd.	20,100	268,760
Amano Corp.	6,300	55,347
Asahi Diamond Industrial Co., Ltd.	6,300	84,238
Central Glass Co., Ltd.	63,000	299,459
Daifuku Co., Ltd.	33,500	172,614
Furukawa Co., Ltd. *	201,000	163,120
Futaba Corp.	13,400	227,677
Hanwa Co., Ltd.	67,000	283,086
Hitachi Zosen Corp.	157,500	200,857
Inaba Denki Sangyo Co., Ltd.	6,700	189,702
Iseki & Co., Ltd. *	63,000	137,962
Iwatani Corp.	67,000	229,576
Kyowa Exeo Corp.	20,100	191,342
Meidensha Corp.	67,000	234,755
Miura Co., Ltd.	6,300	178,539
Nachi-Fujikoshi Corp.	11,000	49,736
Nichias Corp.	63,000	338,413
Noritake Co., Ltd.	67,000	194,190
Noritz Corp.	13,400	240,624
Oiles Corp.	13,400	248,736
Okumura Corp.	67,000	266,688
OSG Corp.	20,100	255,814
Penta-Ocean Construction Co., Ltd. (a)	16,000	49,259
Sanwa Holdings Corp.	67,000	201,958
SHO-BOND Holdings Co., Ltd.	6,700	142,320
Sintokogio Ltd.	26,800	243,040
Taikisha Ltd.	13,400	307,080
Toyo Tanso Co., Ltd.	6,300	301,488
Tsubakimoto Chain Co.	63,000	332,732

		6,089,112

Commercial & Professional Services 0.5%
Daiseki Co., Ltd.	6,700	117,032
Duskin Co., Ltd.	13,400	257,367
Meitec Corp.	7,000	132,282
Mitsubishi Pencil Co., Ltd.	13,400	233,546

		740,227

Consumer Durables & Apparel 0.8%
Foster Electric Co., Ltd.	8,100	116,236
JVC Kenwood Corp. *(a)	11,100	45,183
Mizuno Corp.	67,000	335,734
Pioneer Corp. *	60,300	285,848
Sangetsu Co., Ltd.	6,700	175,117
Seiko Holdings Corp.	18,000	35,244
Tomy Co., Ltd.	26,800	186,423

		1,179,785

Consumer Services 0.6%
Accordia Golf Co., Ltd.	290	221,525
Colowide Co., Ltd. (a)	8,000	52,763
Doutor Nichires Holdings Co., Ltd.	22,100	279,275
HIS Co., Ltd.	1,600	39,201
Saizeriya Co., Ltd.	14,500	235,534

		828,298

Diversified Financials 0.3%
Aiful Corp. *(a)	52,100	72,482
Fuyo General Lease Co., Ltd.	6,700	224,312
IBJ Leasing Co., Ltd.	6,700	136,192
Jaccs Co., Ltd.	14,000	42,200
Orient Corp. *	38,500	33,724

		508,910

Food & Staples Retailing 0.3%
Ain Pharmaciez, Inc.	1,400	61,677
Cocokara fine, Inc.	5,900	155,727
Izumiya Co., Ltd.	23,000	113,771
Ministop Co., Ltd.	2,600	47,894
Okuwa Co., Ltd.	4,000	65,954
Valor Co., Ltd.	2,600	40,693

		485,716

Food, Beverage & Tobacco 0.9%
Fuji Oil Co., Ltd.	20,100	285,071
Fujiya Co., Ltd. *(a)	59,000	127,683
Hokuto Corp.	13,400	283,949
Morinaga Milk Industry Co., Ltd.	67,000	252,016
The Nisshin Oillio Group Ltd.	63,000	252,390

8

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yonekyu Corp.	17,700	154,815

		1,355,924

Health Care Equipment & Services 0.4%
Nikkiso Co., Ltd.	5,000	41,414
Ship Healthcare Holdings, Inc.	12,600	293,129
Toho Holdings Co., Ltd.	19,500	247,424

		581,967

Household & Personal Products 0.3%
Aderans Co., Ltd. *	7,600	78,810
Fancl Corp.	12,600	173,994
Mandom Corp.	6,700	168,385

		421,189

Materials 2.2%
Adeka Corp.	20,100	189,012
Earth Chemical Co., Ltd.	6,700	248,564
Fujimi, Inc.	13,400	155,007
Kureha Corp. (a)	63,000	299,459
Nippon Light Metal Co., Ltd.	134,000	172,614
Nippon Soda Co., Ltd.	67,000	275,319
NOF Corp.	67,000	334,008
Sanyo Special Steel Co., Ltd.	63,000	338,413
Sumitomo Light Metal Industries Ltd. *	59,000	53,961
Toagosei Co., Ltd.	67,000	279,634
Tokyo Ohka Kogyo Co., Ltd.	13,400	275,491
Toyo Ink SC Holdings Co., Ltd.	67,000	243,385
Yodogawa Steel Works Ltd.	67,000	291,717

		3,156,584

Media 0.3%
Gakken Holdings Co., Ltd.	24,000	46,683
Kadokawa Group Holdings, Inc. (a)	5,900	202,240
Shochiku Co., Ltd. (a)	20,000	183,692

		432,615

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
KYORIN Holdings, Inc.	5,000	83,409
Nichi-iko Pharmaceutical Co., Ltd.	6,700	148,879
Seikagaku Corp.	13,800	150,035

		382,323

Real Estate 0.1%
Kenedix, Inc. *	307	44,332
Leopalace21 Corp. *(a)	28,100	62,621

		106,953

Retailing 0.7%
AOKI Holdings, Inc.	2,600	38,215
Arc Land Sakamoto Co., Ltd.	2,400	40,562
Belluna Co., Ltd.	4,400	32,590
Best Denki Co., Ltd. *	29,500	76,761
Daiei, Inc. *	16,200	58,014
DCM Holdings Co., Ltd.	5,900	44,233
EDION Corp.	7,400	56,527
Gulliver International Co., Ltd.	890	36,973
Megane TOP Co., Ltd.	4,600	55,048
Nice Holdings, Inc.	28,000	58,431
Nissen Holdings Co., Ltd.	7,000	38,774
Sankyo Seiko Co., Ltd.	15,100	50,184
Tsutsumi Jewelry Co., Ltd.	5,900	135,739
Xebio Co., Ltd.	5,900	134,295
Yellow Hat Ltd.	5,900	100,930

		957,276

Semiconductors & Semiconductor Equipment 0.0%
Sanken Electric Co., Ltd.	14,000	46,348

Software & Services 0.4%
Fuji Soft, Inc.	17,700	294,126
GMO internet, Inc. (a)	10,500	39,901
Ines Corp.	7,300	50,967
IT Holdings Corp.	5,900	65,285
SCSK Corp. (a)	5,900	94,242
Transcosmos, Inc.	3,800	43,370

		587,891

Technology Hardware & Equipment 0.8%
Anritsu Corp. (a)	7,000	77,637
Daiwabo Holdings Co., Ltd.	59,000	136,043
Horiba Ltd.	6,700	205,842
Hosiden Corp.	22,900	157,819
Koa Corp.	4,200	40,577
Nichicon Corp.	21,700	226,141
Nippon Chemi-Con Corp.	12,000	43,128
Riso Kagaku Corp.	2,600	42,602
Ryosan Co., Ltd.	6,700	148,103
Star Micronics Co., Ltd.	5,900	53,961
Toko, Inc. *	19,000	36,957
Uniden Corp.	10,000	37,099
V Technology Co., Ltd. (a)	8	40,500

		1,246,409

Transportation 0.4%
Japan Airport Terminal Co., Ltd.	7,600	108,767
Sankyu, Inc.	67,000	247,701
The Sumitomo Warehouse Co., Ltd.	63,000	288,909

		645,377

Utilities 0.0%
Okinawa Electric Power Co., Inc.	1,100	46,264

		22,524,809

Jersey 0.1%

Insurance 0.1%
Phoenix Group Holdings	9,520	83,100

Liechtenstein 0.1%

Banks 0.1%
Liechtensteinische Landesbank AG	1,521	74,784

Luxembourg 0.1%

Commercial & Professional Services 0.1%
Regus plc	100,720	141,542

Real Estate 0.0%
GAGFAH S.A.	11,684	69,724

		211,266

Netherlands 1.9%

Capital Goods 0.5%
Aalberts Industries N.V.	14,123	229,281
Arcadis N.V.	6,519	116,583

 9

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Heijmans N.V.	3,879	39,570
Imtech N.V.	8,910	228,130
Koninklijke BAM Groep N.V.	26,242	90,434

		703,998

Consumer Durables & Apparel 0.1%
Koninklijke Ten Cate N.V.	3,970	114,740

Diversified Financials 0.1%
BinckBank N.V.	10,163	103,086
SNS REAAL N.V. *	22,129	49,003

		152,089

Energy 0.0%
Dockwise Ltd. *	2,950	44,363

Food & Staples Retailing 0.1%
Sligro Food Group N.V.	4,295	123,729

Food, Beverage & Tobacco 0.2%
CSM N.V. (a)	8,757	115,171
Nutreco Holding N.V.	4,295	281,136

		396,307

Health Care Equipment & Services 0.1%
Mediq N.V.	8,542	131,777

Insurance 0.1%
Delta Lloyd N.V.	8,850	154,934

Real Estate 0.4%
Eurocommercial Properties N.V.	5,313	179,375
Nieuwe Steen Investments N.V.	7,021	93,010
VastNed Retail N.V.	2,774	123,715
Wereldhave N.V.	2,268	157,538

		553,638

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	7,234	195,589

Software & Services 0.1%
Unit 4 N.V.	4,410	116,207

Technology Hardware & Equipment 0.1%
TKH Group N.V.	6,184	134,983

		2,822,354

New Zealand 0.2%

Consumer Durables & Apparel 0.0%
Fisher & Paykel Appliances Holdings Ltd. *	118,000	32,111

Insurance 0.0%
TOWER Ltd.	26,550	31,170

Real Estate 0.1%
AMP NZ Office Ltd.	59,000	38,533
Goodman Property Trust	142,739	109,315

		147,848

Utilities 0.1%
Infratil Ltd.	100,084	140,845

		351,974

Norway 1.9%

Banks 0.1%
Sparebanken 1 SMN	13,908	97,163

Commercial & Professional Services 0.1%
Tomra Systems A.S.A.	28,823	199,861

Energy 0.9%
BW Offshore Ltd.	61,933	97,270
DNO International A.S.A. *(a)	147,562	213,211
Fred. Olsen Energy A.S.A.	3,477	116,511
Norwegian Energy Co. A.S.A. *(a)	40,934	33,706
Petroleum Geo-Services A.S.A. *	25,757	266,116
Prosafe SE	27,863	209,627
Songa Offshore SE *	32,043	102,763
TGS Nopec Geophysical Co. A.S.A.	12,389	274,471

		1,313,675

Food, Beverage & Tobacco 0.2%
Cermaq A.S.A. *	13,908	160,933
Marine Harvest	213,738	92,556

		253,489

Media 0.1%
Schibsted A.S.A.	8,542	210,122

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Algeta A.S.A. *	7,080	203,737

Real Estate 0.1%
Norwegian Property A.S.A.	69,648	94,174

Retailing 0.1%
Statoil Fuel & Retail A.S.A. *	23,600	184,100

Semiconductors & Semiconductor Equipment 0.1%
Nordic Semiconductor A.S.A.	24,420	57,149
Renewable Energy Corp. A.S.A. *(a)	34,006	22,366

		79,515

Software & Services 0.1%
Atea A.S.A.	13,908	136,221

		2,772,057

Portugal 0.2%

Capital Goods 0.1%
Sonae	131,739	78,207

Materials 0.0%
Portucel-Empresa Produtora de Pasta e Papel S.A.	22,050	53,429

Media 0.1%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	53,257	154,209

		285,845

Republic of Korea 4.9%

Automobiles & Components 0.3%
Mando Corp.	1,863	324,440
Nexen Tire Corp.	4,130	75,899
S&T Daewoo Co., Ltd.	600	17,039
Ssangyong Motor Co. *	17,700	76,983

		494,361

Banks 0.3%
KB Financial Group, Inc. ADR	5,544	193,486

10

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Shinhan Financial Group Co., Ltd. ADR	3,465	257,103

		450,589

Capital Goods 0.2%
Hyundai Elevator Co., Ltd.	637	77,486
LG International Corp.	4,340	189,901
Sung Kwang Bend Co., Ltd.	1,300	22,980
Taihan Electric Wire Co., Ltd. *	14,120	41,148

		331,515

Consumer Durables & Apparel 0.1%
LG Fashion Corp.	2,000	81,649

Consumer Services 0.2%
Hana Tour Service, Inc.	2,970	95,257
Hotel Shilla Co., Ltd.	8,200	269,100

		364,357

Diversified Financials 0.3%
Hanwha Securities Co., Ltd.	26,300	102,420
Macquarie Korea Infrastructure Fund	59,000	260,742
Tong Yang Securities, Inc.	23,520	84,801

		447,963

Energy 0.1%
SK Gas Co., Ltd.	2,360	156,135

Food & Staples Retailing 0.0%
Dongsuh Cos., Inc.	800	21,983

Food, Beverage & Tobacco 0.5%
Daesang Corp.	18,200	201,479
ORION Corp.	814	439,518
Samyang Corp. (c)(d)	2,280	161,418

		802,415

Insurance 0.5%
Hanwha General Insurance Co., Ltd. *	3,400	22,435
Hyundai Marine & Fire Insurance Co., Ltd.	10,000	290,977
Korean Reinsurance Co.	15,000	203,465
Meritz Fire & Marine Insurance Co., Ltd.	19,082	197,049

		713,926

Materials 1.0%
CNK International Co., Ltd. *	5,900	54,214
Kolon Industries, Inc.	885	46,082
Korea Kumho Petrochemical Co., Ltd.	2,714	422,763
OCI Materials Co., Ltd.	1,706	138,845
Poongsan Corp.	4,450	104,367
Seah Besteel Corp.	5,890	292,773
SK Chemicals Co., Ltd.	5,070	290,614
Taekwang Industrial Co., Ltd.	57	63,350

		1,413,008

Media 0.1%
CJ CGV Co., Ltd.	2,000	45,331
CJ E&M Corp. *	1,500	40,431

		85,762

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Dong-A Pharmaceutical Co., Ltd.	3,000	247,046

Retailing 0.2%
CJ O Shopping Co., Ltd.	408	99,117
Hyundai Greenfood Co. Ltd.	7,400	97,138
Hyundai Home Shopping Network Corp.	1,000	96,701

		292,956

Semiconductors & Semiconductor Equipment 0.2%
Jusung Engineering Co., Ltd. *	4,173	35,058
Seoul Semiconductor Co., Ltd.	11,280	202,363

		237,421

Technology Hardware & Equipment 0.3%
Daeduck Electronics Co., Ltd.	7,650	76,989
LG Innotek Co., Ltd.	2,750	162,925
SFA Engineering Corp.	4,055	224,272

		464,186

Telecommunication Services 0.3%
SK Broadband Co., Ltd. *	59,000	181,745
SK Telecom Co., Ltd. ADR	16,506	244,124

		425,869

Transportation 0.1%
Asiana Airlines, Inc. *	12,280	76,945

Utilities 0.0%
Samchully Co., Ltd.	590	46,934

		7,155,020

Singapore 1.6%

Commercial & Professional Services 0.0%
Cape plc	6,207	31,874

Energy 0.2%
Ezra Holdings Ltd. (a)	134,000	90,466
Sakari Resources Ltd.	134,000	195,575

		286,041

Food, Beverage & Tobacco 0.0%
GMG Global Ltd. (a)	477,000	46,164

Health Care Equipment & Services 0.1%
Biosensors International Group Ltd. *	74,000	79,126
Raffles Medical Group Ltd.	63,000	106,700

		185,826

Materials 0.0%
OM Holdings Ltd.	94,316	37,788

Real Estate 0.7%
CDL Hospitality Trusts	134,000	154,786
Ho Bee Investment Ltd.	134,000	126,025
Lippo Malls Indonesia Retail Trust	177,000	51,805
Mapletree Logistics Trust	335,000	217,015
Parkway Life Real Estate Investment Trust	59,000	83,579
Suntec Real Estate Investment Trust	390,000	343,961

		977,171

Retailing 0.1%
OSIM International Ltd.	147,000	114,732

Software & Services 0.0%
CSE Global Ltd.	59,000	35,918

Technology Hardware & Equipment 0.1%
LionGold Corp., Ltd. *(a)	189,000	127,598

Transportation 0.3%
Goodpack Ltd.	72,000	84,855

 11

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SATS Ltd.	177,000	299,777

		384,632

Utilities 0.1%
Hyflux Ltd. (a)	177,000	163,013

		2,390,757

Spain 1.7%

Capital Goods 0.5%
Abengoa S.A. (a)	5,567	126,387
Construcciones y Auxiliar de Ferrocarriles S.A. (a)	441	235,680
Gamesa Corporacion Tecnologica S.A. (a)	15,789	69,204
Obrascon Huarte Lain S.A.	8,398	218,299
Sacyr Vallehermoso S.A. (a)	18,521	111,197

		760,767

Commercial & Professional Services 0.1%
Prosegur, Compania de Seguridad S.A. - Reg’d	2,835	123,077

Consumer Services 0.2%
Melia Hotels International S.A. (a)	12,033	77,103
NH Hoteles S.A. *(a)	38,345	153,306

		230,409

Diversified Financials 0.2%
Bolsas y Mercados Espanoles (a)	9,527	260,599

Energy 0.1%
Tecnicas Reunidas S.A.	3,859	139,662

Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	11,818	234,019
Viscofan S.A.	3,477	127,405

		361,424

Insurance 0.1%
Grupo Catalana Occidente S.A.	7,504	119,198

Materials 0.1%
Grupo Empresarial Ence S.A.	27,294	67,605
Tubacex S.A. *(a)	25,840	67,830

		135,435

Media 0.1%
Antena 3 de Television S.A. (a)	11,048	66,181
Promotora de Informaciones S.A., A Shares *(a)	65,566	76,788

		142,969

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	7,021	48,202
Faes Farma S.A.	48,044	82,783
Zeltia S.A. *(a)	44,811	93,198

		224,183

		2,497,723

Sweden 2.5%

Capital Goods 0.4%
Lindab International AB	9,177	47,560
NCC AB, B Shares	9,218	149,808
Peab AB	24,922	108,647
Trelleborg AB, B Shares	28,748	241,489

		547,504

Commercial & Professional Services 0.1%
Intrum Justitia AB	2,950	47,461
Loomis AB, B Shares	10,189	137,487

		184,948

Consumer Durables & Apparel 0.1%
JM AB	8,006	130,586

Consumer Services 0.2%
Betsson AB *	4,205	92,750
Rezidor Hotel Group AB *	28,332	88,644
SkiStar AB	3,539	45,130

		226,524

Diversified Financials 0.3%
Avanza Bank Holding AB	5,132	125,182
Investment AB Oresund	9,111	122,941
L E Lundbergforetagen AB, B Shares	5,261	162,263

		410,386

Food & Staples Retailing 0.2%
Axfood AB	5,402	197,451
Hakon Invest AB	5,055	64,463

		261,914

Food, Beverage & Tobacco 0.1%
AarhusKarlshamn AB	7,128	188,667

Materials 0.1%
Billerud	9,450	77,070
Hoganas AB, B Shares	3,465	105,328

		182,398

Media 0.0%
Eniro AB *(a)	26,963	38,182

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	21,134	206,204

Real Estate 0.7%
Castellum AB	21,010	263,096
Fabege AB	24,721	192,998
Hufvudstaden AB, A Shares	14,759	148,599
Kungsleden AB	21,378	152,159
Wallenstam AB, B Shares	20,058	180,686
Wihlborgs Fastigheter AB	7,346	96,129

		1,033,667

Retailing 0.1%
Clas Ohlson AB, B Shares	132	1,620
Mekonomen AB	3,198	113,809

		115,429

Technology Hardware & Equipment 0.1%
Axis Communications AB	5,040	102,946

Transportation 0.0%
SAS AB *(a)	26,373	35,978

		3,665,333

Switzerland 3.2%

Automobiles & Components 0.0%
Autoneum Holding AG *	630	33,571

12

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Banks 0.3%
Basler Kantonalbank	630	89,570
St. Galler Kantonalbank AG - Reg’d	315	115,164
Valiant Holding AG - Reg’d	1,890	237,768

		442,502

Capital Goods 1.0%
Belimo Holding AG - Reg’d	67	112,924
Bobst Group AG - Reg’d *	3,109	60,633
Bucher Industries AG - Reg’d	1,638	277,334
Georg Fischer AG - Reg’d *	630	232,404
Huber & Suhner AG - Reg’d	3,109	143,469
Kaba Holding AG, B Shares - Reg’d	630	222,021
Meyer Burger Technology AG *(a)	4,797	92,762
OC Oerlikon Corp. AG - Reg’d *	26,801	150,768
Rieter Holding AG - Reg’d *	693	135,760
Schweiter Technologies AG	134	69,933

		1,498,008

Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg’d *	441	193,330

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d *	378	105,594

Diversified Financials 0.2%
Bank Sarasin & Cie AG, B Shares - Reg’d	4,998	155,956
Vontobel Holding AG - Reg’d	4,582	119,062

		275,018

Energy 0.1%
Petroplus Holdings AG *	17,887	80,380

Health Care Equipment & Services 0.2%
Galenica AG - Reg’d	567	328,619

Insurance 0.2%
Helvetia Holding AG - Reg’d	756	229,670

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Tecan Group AG - Reg’d *	1,722	109,830

Real Estate 0.2%
Allreal Holding AG - Reg’d *	1,019	156,184
Mobimo Holding AG - Reg’d *	885	204,391

		360,575

Retailing 0.2%
Dufry AG - Reg’d *	2,123	212,148
Valora Holding AG - Reg’d	378	71,642

		283,790

Software & Services 0.1%
Temenos Group AG - Reg’d *	6,117	102,157

Technology Hardware & Equipment 0.2%
Ascom Holding AG - Reg’d	5,189	49,031
Kudelski S.A.	4,380	49,808
Logitech International S.A. - Reg’d *(a)	20,951	172,415

		271,254

Transportation 0.2%
Flughafen Zuerich AG - Reg’d	378	138,404
Panalpina Welttransport Holding AG - Reg’d *	2,268	225,268

		363,672

		4,677,970

United Arab Emirates 0.0%

Energy 0.0%
Lamprell plc	15,750	69,658

United Kingdom 17.4%

Banks 0.1%
Paragon Group Cos. plc	47,921	141,244

Capital Goods 2.4%
Ashtead Group plc	81,461	236,385
Balfour Beatty plc	64,639	255,279
Bodycote plc	21,382	92,683
Carillion plc	46,266	225,942
Chemring Group plc	20,121	124,212
Cookson Group plc	31,526	245,540
Fenner plc	30,001	184,967
Kier Group plc	6,820	151,780
Melrose plc	42,827	230,567
Morgan Crucible Co. plc	45,697	193,121
Qinetiq Group plc	72,737	144,374
Rotork plc	9,540	271,281
Senior plc	78,572	216,879
SIG plc	83,603	109,795
Spirax-Sarco Engineering plc	9,576	287,216
Travis Perkins plc	23,600	308,637
Ultra Electronics Holdings plc	8,006	181,826

		3,460,484

Commercial & Professional Services 1.3%
Babcock International Group plc	34,817	396,737
Berendsen plc	24,989	173,797
De La Rue plc	12,602	179,970
Homeserve plc	37,591	152,833
ITE Group plc	45,262	143,586
Michael Page International plc	38,833	234,717
Mitie Group plc	49,040	199,073
RPS Group plc	36,921	109,345
Shanks Group plc	21,006	35,681
Sthree plc	11,800	45,024
WS Atkins plc	16,079	165,896

		1,836,659

Consumer Durables & Apparel 1.0%
Barratt Developments plc *	127,487	199,409
Bellway plc	16,817	192,819
Bovis Homes Group plc	14,582	109,260
Pace plc	39,011	31,445
Persimmon plc	38,585	299,306
Redrow plc *	51,479	92,706
Taylor Wimpey plc *	430,979	263,546
The Berkeley Group Holdings plc *	12,995	261,204

		1,449,695

Consumer Services 1.0%
Bwin.Party Digital Entertainment plc	36,862	78,558
Dignity plc	8,395	111,703
Domino’s Pizza UK & IRL plc	17,050	120,244
Greene King plc	27,997	212,551
J.D. Wetherspoon plc	18,652	126,848
Marston’s plc	91,040	137,174
Millennium & Copthorne Hotels plc	22,765	153,961
Mitchells & Butlers plc *	47,589	171,626

 13

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rank Group plc	70,633	166,304
Restaurant Group plc	28,681	137,764
Sportingbet plc	34,432	17,329
Thomas Cook Group plc	74,993	21,573

		1,455,635

Diversified Financials 1.3%
Aberdeen Asset Management plc	116,330	367,208
Close Brothers Group plc	16,146	167,984
F&C Asset Management plc	95,856	104,026
Henderson Group plc	75,229	137,606
IG Group Holdings plc	41,235	312,468
Intermediate Capital Group plc	52,651	199,157
International Personal Finance	40,633	125,898
Provident Financial plc	14,750	232,916
Rathbone Brothers plc	8,757	154,120
Tullett Prebon plc	27,863	133,704

		1,935,087

Energy 0.9%
Afren plc *	126,766	172,163
Bumi plc *	12,685	174,970
Enquest plc *	83,603	130,833
Heritage Oil plc *	19,891	59,847
Hunting plc	19,154	207,564
JKX Oil & Gas plc	23,669	57,981
Premier Oil plc *	49,113	281,480
Salamander Energy plc *	25,625	85,805
SOCO International plc *	40,973	199,513

		1,370,156

Food & Staples Retailing 0.1%
Booker Group plc	126,000	151,899

Food, Beverage & Tobacco 0.5%
Britvic plc	33,846	180,726
Cranswick plc	11,134	126,784
Dairy Crest Group plc	29,183	151,788
Devro plc	37,390	156,720
Greggs plc	22,282	173,824

		789,842

Household & Personal Products 0.1%
McBride plc *	25,271	50,080
PZ Cussons plc	24,587	138,866

		188,946

Insurance 1.1%
Amlin plc	51,264	270,426
Beazley plc	85,593	183,084
Catlin Group Ltd.	41,235	268,432
Hiscox Ltd.	42,689	267,289
Jardine Lloyd Thompson Group plc	17,332	180,596
Lancashire Holdings Ltd.	22,765	262,270
St. James’s Place plc	20,943	112,224

		1,544,321

Materials 1.3%
Aquarius Platinum Ltd.	43,105	116,405
Croda International plc	16,161	463,116
DS Smith plc	60,872	191,766
Elementis plc	14,640	35,068
Filtrona plc	39,279	242,541
Hochschild Mining plc	22,030	153,529
Mondi plc	44,210	318,046
Petropavlovsk plc	22,438	255,856
Victrex plc	9,728	179,624

		1,955,951

Media 0.5%
Informa plc	69,491	394,884
Rightmove plc	14,257	285,001
United Business Media Ltd.	11,837	93,459

		773,344

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
BTG plc *	59,000	287,201
Genus plc	9,862	163,640
Hikma Pharmaceuticals plc	20,876	204,883

		655,724

Real Estate 1.0%
Atrium European Real Estate Ltd.	25,405	112,378
Big Yellow Group plc	21,311	85,705
Capital & Counties Properties plc	71,738	205,237
Derwent London plc	9,527	239,745
Grainger plc	45,195	78,049
Great Portland Estates plc	37,189	206,180
Helical Bar plc	18,169	49,437
London & Stamford Property plc	29,500	54,981
Savills plc	20,460	102,910
Shaftesbury plc	25,773	203,287
Unite Group plc	24,286	67,799

		1,405,708

Retailing 1.1%
Carpetright plc	6,586	40,470
Carphone Warehouse Group plc	7,078	36,848
Debenhams plc	184,500	184,701
Dixons Retail plc *	264,316	46,810
Halfords Group plc	25,338	131,470
Home Retail Group plc	69,236	97,569
Howden Joinery Group plc *	101,322	178,801
Inchcape plc	61,552	315,210
Kesa Electricals plc	78,505	109,829
N Brown Group plc	47,200	197,245
Ocado Group plc *(a)	29,742	41,633
Sports Direct International plc *	8,854	32,502
SuperGroup plc *(a)	1,959	14,192
WH Smith plc	21,780	179,842

		1,607,122

Semiconductors & Semiconductor Equipment 0.0%
CSR plc	19,422	53,457

Software & Services 0.7%
Aveva Group plc	7,191	178,245
Computacenter plc	5,316	29,757
Fidessa Group plc	5,768	141,522
Micro Focus International plc	31,413	179,197
Misys plc *	44,191	174,662
SDL plc	5,900	56,512
Telecity Group plc *	20,943	200,929

		960,824

Technology Hardware & Equipment 1.1%
Domino Printing Sciences plc	10,080	78,635
Electrocomponents plc	54,030	181,344
Halma plc	45,713	248,190
Imagination Technologies Group plc *	36,565	284,671

14

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Laird plc	56,755	140,056
Oxford Instruments plc	8,850	135,574
Premier Farnell plc	59,000	167,031
Spectris plc	13,310	262,093
Spirent Communications plc	83,603	165,810

		1,663,404

Telecommunication Services 0.2%
Cable & Wireless Communications plc	141,073	85,956
Cable & Wireless Worldwide plc	246,283	65,075
Colt Group S.A. *	69,648	104,942
TalkTalk Telecom Group plc	32,893	69,531

		325,504

Transportation 1.0%
BBA Aviation plc	81,714	226,709
easyJet plc *	27,090	161,481
FirstGroup plc	52,933	271,654
Go-Ahead Group plc	8,341	159,917
National Express Group plc	66,305	218,997
Stagecoach Group plc	65,425	257,971
Stobart Group Ltd.	69,648	128,165

		1,424,894

Utilities 0.3%
Pennon Group plc	33,779	381,190

		25,531,090

United States 0.6%

Health Care Equipment & Services 0.3%
SXC Health Solutions Corp. *	6,700	397,222

Materials 0.3%
Alacer Gold Corp. *	35,600	413,160
Golden Star Resources Ltd. *	26,800	55,089

		468,249

		865,471

Total Common Stock
(Cost $159,389,221)		144,713,548

Preferred Stock 0.4% of net assets

Germany 0.4%

Capital Goods 0.0%
Jungheinrich AG	1,701	46,849

Materials 0.2%
Fuchs Petrolub AG	5,670	252,489

Media 0.2%
ProSiebenSat.1 Media AG	11,768	231,127

		530,465

Italy 0.0%

Insurance 0.0%
Unipol Gruppo Finanziario S.p.A. *	151,420	35,977

Total Preferred Stock
(Cost $641,852)		566,442

Rights 0.0% of net assets

Hong Kong 0.0%

Real Estate 0.0%
Lai Sun Development *(c)	1,482,833	1,907

Singapore 0.0%

Food, Beverage & Tobacco 0.0%
GMG Global Ltd. *	477,000	12,286

Total Rights
(Cost $—)		14,193

Other Investment Companies 0.4% of net assets

Guernsey 0.1%
F&C Commercial Property Trust Ltd.	62,694	102,451

Switzerland 0.2%
BB Biotech AG - Reg’d	1,521	96,509
Schroder ImmoPLUS	134	159,301
Swisscanto Real Estate Fund Ifca	734	91,372

		347,182

United States 0.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	166,481	166,481

Total Other Investment Companies
(Cost $603,028)		616,114

End of Investments

Collateral Invested for Securities on Loan 3.3% of net assets

SSIT U.S. Government Money Market Fund	4,835,764	4,835,764

Total Collateral Invested for Securities on Loan
(Cost $4,835,764)		4,835,764

End of Collateral Invested for Securities on Loan

 15

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

At 11/30/2011, the tax basis cost of the fund’s investments was $160,641,851 and the unrealized appreciation and depreciation were $7,950,185 and ($22,681,739), respectively, with a net unrealized depreciation of ($14,731,554).

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $197,266 or 0.1% of net assets.
(c)	Illiquid security. At the period end, the value of these amounted to $250,249 or 0.2% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

16

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$131,158,334	$—	$—	$131,158,334
China(a)	1,193,363	—	—	1,193,363
Consumer Durables & Apparel	—	—	63,475	63,475
Hong Kong(a)	4,553,326	—	—	4,553,326
Materials	566,581	—	23,449	590,030
Republic of Korea(a)	6,298,391	—	—	6,298,391
Food, Beverage & Tobacco	695,211	—	161,418	856,629
Preferred Stock(a)	566,442	—	—	566,442
Other Investment Companies(a)	616,114	—	—	616,114
Rights(a)	14,193	—	—	14,193

Total	$145,661,955	$—	$248,342	$145,910,297

Other Financial Instruments
Collateral Invested for Securities on Loan	$4,835,764	$—	$—	$4,835,764

(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	November 30,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in	out	2011

Common Stock
China	$63,455	$—	$20	$—	$—	$—	$—	$63,475
Hong Kong	47,513	(33,059)	16,771	—	(7,776)	—	—	23,449
Republic of Korea	—	—	(74,735)	—	—	236,153	—	161,418

Total	$110,968	($33,059)	($57,944)	$—	($7,776)	$236,153	$—	$248,342

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2011.

REG56691NOV11

 17

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF™

Portfolio Holdings as of November 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

91.5%		Common Stock	401,632,738	352,700,644
0.0%		Corporate Bond	433	280
8.0%		Preferred Stock	36,305,218	30,947,610
0.3%		Other Investment Company	1,098,098	1,098,098

99.8%		Total Investments	439,036,487	384,746,632
1.1%		Collateral Invested for Securities on Loan	4,203,362	4,203,362
(0	.9)%	Other Assets and Liabilities, Net		(3,544,223)

100.0%		Net Assets		385,405,771

	Number	Value
Security	of Shares	($)

Common Stock 91.5% of net assets

Brazil 11.1%

Banks 1.7%
Banco Bradesco S.A. ADR	236,160	3,896,640
Banco do Brasil S.A.	131,200	1,761,709
Banco Santander Brasil S.A. ADR	102,664	792,566
Itau Unibanco Holding S.A.	16,400	250,243

		6,701,158

Capital Goods 0.3%
Embraer S.A. ADR	24,600	627,792
Weg S.A.	49,200	488,656

		1,116,448

Consumer Durables & Apparel 0.3%
Cyrela Brazil Realty S.A.	40,016	333,716
MRV Engenharia e Participacoes S.A.	39,360	254,429
PDG Realty S.A. Empreendimentos e Participacoes	146,944	547,906

		1,136,051

Consumer Services 0.0%
Anhanguera Educacional Participacoes S.A.	15,416	149,691

Diversified Financials 0.4%
BM&F BOVESPA S.A.	259,120	1,420,505
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	13,120	191,459

		1,611,964

Energy 2.2%
HRT Participacoes em Petroleo S.A. *	302	111,433
OGX Petroleo e Gas Participacoes S.A. *	147,600	1,143,291
OSX Brasil S.A. *	7,592	50,550
Petroleo Brasileiro S.A. ADR	231,240	6,241,167
Ultrapar Participacoes S.A. ADR	39,688	705,256

		8,251,697

Food, Beverage & Tobacco 1.1%
BRF - Brasil Foods S.A. ADR	103,156	2,078,593
Companhia de Bebidas das Americas ADR (a)	16,400	450,672
Cosan S.A. Industria e Comercio	16,400	244,783
JBS S.A. *	68,880	227,402
Souza Cruz S.A.	82,000	1,043,740

		4,045,190

Health Care Equipment & Services 0.0%
Amil Participacoes S.A.	16,400	152,876

Household & Personal Products 0.3%
Hypermarcas S.A.	29,356	132,752
Natura Cosmeticos S.A.	45,920	924,897

		1,057,649

Insurance 0.1%
Porto Seguro S.A.	13,120	136,423
Sul America S.A.	8,200	60,059

		196,482

Materials 2.0%
Braskem S.A. ADR	16,400	261,908
Companhia Siderurgica Nacional S.A. ADR	139,236	1,155,659
Duratex S.A.	39,146	199,612
Fibria Celulose S.A. ADR	17,056	132,696
Gerdau S.A.	16,400	105,466
Gerdau S.A. ADR	104,632	803,574
MMX Mineracao e Metalicos S.A. *	32,800	117,022
Usinas Siderurgicas de Minas Gerais S.A.	32,800	323,951
Vale S.A. ADR	197,784	4,598,478

		7,698,366

Real Estate 0.1%
BR Malls Participacoes S.A.	51,248	520,655

Retailing 0.2%
B2W Cia Global Do Varejo	13,120	73,890
Lojas Americanas S.A.	11,480	83,699
Lojas Renner S.A.	16,400	493,206

		650,795

Software & Services 0.5%
Cielo S.A.	26,099	697,276
Redecard S.A.	65,600	1,110,168

		1,807,444

Telecommunication Services 0.5%
Brasil Telecom S.A. ADR	14,924	265,946

 1

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tele Norte Leste Participacoes S.A. ADR	36,080	341,317
Telefonica Brasil S.A. ADR	25,420	685,577
Tim Participacoes S.A.	42,225	197,975
Tim Participacoes S.A. ADR	23,539	560,464

		2,051,279

Transportation 0.5%
All America Latina Logistica S.A.	99,056	472,127
CCR SA	196,800	1,261,224
LLX Logistica S.A. *	32,800	54,598
TAM S.A. ADR	11,644	224,263

		2,012,212

Utilities 0.9%
Centrais Eletricas Brasileiras S.A. ADR	32,800	304,712
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	6,560	362,243
Companhia Energetica de Minas Gerais ADR	54,120	949,806
Companhia Paranaense de Energia ADR	16,400	330,460
CPFL Energia S.A. ADR (a)	16,236	427,494
EDP - Energias do Brasil S.A.	16,400	351,250
Light S.A.	16,400	249,424
Tractebel Energia S.A.	32,800	513,589

		3,488,978

		42,648,935

Chile 2.2%

Banks 0.3%
Banco de Chile ADR (a)	6,560	530,048
Banco de Credito e Inversiones	3,280	175,582
Banco Santander Chile ADR	4,950	330,215
Corpbanca S.A.	20,689,256	272,887

		1,308,732

Capital Goods 0.2%
Empresas Copec S.A.	61,008	796,873

Food & Staples Retailing 0.2%
Cencosud S.A.	101,516	612,581

Food, Beverage & Tobacco 0.0%
Cia Cervecerias Unidas S.A.	8,200	96,313

Materials 0.5%
Cap S.A.	16,072	581,092
Empresas CMPC S.A.	124,640	438,555
Sociedad Quimica y Minera de Chile S.A. ADR	17,548	1,006,202

		2,025,849

Retailing 0.3%
S.A.C.I. Falabella S.A.	118,572	988,963

Telecommunication Services 0.0%
Empresa Nacional de Telecomunicaciones S.A.	6,560	132,969

Transportation 0.2%
Lan Airlines S.A. ADR (a)	32,800	769,816

Utilities 0.5%
Colbun S.A.	1,502,732	379,217
Empresa Nacional de Electricidad S.A. ADR	17,903	809,753
Enersis S.A. ADR	32,800	582,856

		1,771,826

		8,503,922

China 16.2%

Automobiles & Components 0.3%
BYD Co., Ltd., H Shares *(a)	40,000	93,113
Dongfeng Motor Group Co., Ltd., H Shares	398,000	567,146
Great Wall Motor Co., Ltd., H Shares (a)	246,000	334,728
Guangzhou Automobile Group Co., Ltd., H Shares	215,662	191,934

		1,186,921

Banks 4.1%
Agricultural Bank of China Ltd., H Shares	1,968,000	792,211
Bank of China Ltd., H Shares	7,708,000	2,389,079
Bank of Communications Co., Ltd., H Shares	1,078,200	671,145
China CITIC Bank Corp., Ltd., H Shares	1,374,800	705,479
China Construction Bank Corp., H Shares	8,528,000	5,790,990
China Merchants Bank Co., Ltd., H Shares	410,000	735,052
China Minsheng Banking Corp., Ltd., H Shares (a)	656,100	518,940
Industrial & Commercial Bank of China Ltd., H Shares	7,544,000	4,181,678

		15,784,574

Capital Goods 0.8%
Beijing Enterprises Holdings Ltd.	82,000	437,657
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd. (a)	146,900	147,552
China Communications Construction Co., Ltd., H Shares	656,000	483,426
China International Marine Containers (Group) Co., Ltd., B Shares	278,800	301,192
China National Materials Co., Ltd., H Shares (a)	492,000	186,031
China Railway Construction Corp., Ltd., H Shares	82,000	43,977
China Railway Group Ltd., H Shares	164,000	49,777
Citic Pacific Ltd.	164,000	296,552
CITIC Resources Holdings Ltd. *	328,000	44,293
CSR Corp., Ltd., H Shares (a)	356,000	213,357
Metallurgical Corp. of China Ltd., H Shares (a)	244,000	52,719
Shanghai Electric Group Co., Ltd.	328,000	142,581
Shanghai Industrial Holdings Ltd.	164,000	429,220
Shanghai Zhenhua Heavy Industry Co., Ltd., B Shares *	508,400	233,864
Weichai Power Co., Ltd. (a)	25,000	112,533

		3,174,731

2

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.0%
CITIC Securities Co., Ltd. *(a)(b)	30,000	49,000

Energy 3.5%
China Coal Energy Co., H Shares	492,000	554,928
China Oilfield Services Ltd., H Shares	328,000	480,895
China Petroleum & Chemical Corp., H Shares	2,453,000	2,489,122
China Shenhua Energy Co., Ltd., H Shares	328,000	1,379,410
CNOOC Ltd.	1,884,000	3,392,193
Inner Mongolia Yitai Coal Co., Ltd., B Shares	131,200	681,190
Kunlun Energy Co., Ltd.	328,000	425,213
PetroChina Co., Ltd., H Shares	2,624,000	3,212,717
Yanzhou Coal Mining Co., Ltd., H Shares	328,000	735,685

		13,351,353

Food & Staples Retailing 0.3%
China Resources Enterprise Ltd.	328,000	1,109,433

Food, Beverage & Tobacco 0.1%
China Agri-Industries Holdings Ltd.	164,000	120,435
Tsingtao Brewery Co., Ltd. (a)	30,000	160,504

		280,939

Health Care Equipment & Services 0.2%
Shandong Weigao Group Medical Polymer Co., Ltd.	176,000	147,582
Shanghai Pharmaceuticals Holding Co., Ltd. *	82,000	151,651
Sinopharm Group Co., H Shares	148,400	347,739

		646,972

Insurance 1.5%
China Life Insurance Co., Ltd., H Shares	984,000	2,429,786
China Pacific Insurance (Group) Co., Ltd., H Shares	146,900	406,192
China Taiping Insurance Holdings Co., Ltd. *	164,000	306,254
PICC Property & Casualty Co., Ltd., H Shares (a)	656,000	843,676
Ping An Insurance (Group) Co., of China Ltd., H Shares	266,000	1,754,974

		5,740,882

Materials 0.8%
Angang Steel Co., Ltd., H Shares (a)	366,000	223,116
Anhui Conch Cement Co., Ltd., H Shares (a)	164,000	504,096
BBMG Corp., H Shares	164,000	117,060
China Bluechemical Ltd., H Shares	656,000	512,111
China National Building Material Co., Ltd., H Shares	656,000	739,904
Jiangxi Copper Co., Ltd., H Shares	167,000	368,987
Sinofert Holdings Ltd.	656,000	197,420
Zijin Mining Group Co., Ltd., H Shares	984,000	415,089

		3,077,783

Real Estate 0.7%
China Overseas Land & Investment Ltd. (a)	656,000	1,093,403
China Resources Land Ltd.	328,000	479,208
China Vanke Co., Ltd., B Shares	344,400	327,768
Guangzhou R&F Properties Co., Ltd., H Shares (a)	328,000	259,430
Sino-Ocean Land Holdings Ltd. (a)	656,000	254,790
Yuexiu Property Co., Ltd. (a)	1,640,000	232,011

		2,646,610

Technology Hardware & Equipment 0.3%
Lenovo Group Ltd.	984,000	675,784
ZTE Corp., H Shares (a)	116,160	339,868

		1,015,652

Telecommunication Services 2.7%
China Mobile Ltd.	738,000	7,061,565
China Telecom Corp., Ltd., H Shares	2,624,000	1,545,614
China Unicom (Hong Kong) Ltd.	984,000	2,034,946

		10,642,125

Transportation 0.6%
Air China Ltd., H Shares	656,000	480,051
China COSCO Holdings Co., Ltd., H Shares (a)	431,000	182,366
China Merchants Holdings International Co., Ltd. (a)	328,000	930,152
China Shipping Container Lines Co., Ltd., H Shares *	984,000	184,765
Cosco Pacific Ltd.	328,000	369,952
Jiangsu Expressway Co., Ltd., H Shares	96,000	83,092
Zhejiang Expressway Co., Ltd., H Shares	328,000	198,686

		2,429,064

Utilities 0.3%
China Longyuan Power Group Corp., H Shares	328,000	240,448
China Resources Power Holdings Co., Ltd.	328,000	647,943
Datang International Power Generation Co., Ltd., H Shares (a)	984,000	323,971

		1,212,362

		62,348,401

Colombia 1.0%

Banks 0.3%
Bancolombia S.A. ADR	19,680	1,136,717

Diversified Financials 0.1%
Corporacion Financiera Colombiana S.A.	19,352	335,375
Grupo de Inversiones Suramericana S.A.	21,320	333,625

		669,000

Energy 0.5%
Ecopetrol S.A. ADR	43,460	1,834,881

Materials 0.1%
Cementos Argos S.A.	21,320	116,529

 3

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Inversiones Argos S.A.	26,240	219,569

		336,098

		3,976,696

Czech Republic 0.5%

Banks 0.1%
Komercni Banka A/S	2,132	354,260

Telecommunication Services 0.1%
Telefonica O2 Czech Republic A/S	8,856	185,949

Utilities 0.3%
CEZ A/S	32,800	1,297,866

		1,838,075

Egypt 0.4%

Banks 0.1%
Commercial International Bank GDR	132,840	511,434

Capital Goods 0.2%
Orascom Construction Industries GDR	22,796	820,656

Telecommunication Services 0.1%
Orascom Telecom Holding SAE GDR - Reg’d *	146,464	380,806

		1,712,896

Hong Kong 0.1%

Automobiles & Components 0.1%
Brilliance China Automotive Holdings Ltd. *(a)	328,000	356,031

Diversified Financials 0.0%
China Everbright Ltd.	50,000	71,378

		427,409

Hungary 0.4%

Banks 0.1%
OTP Bank Nyrt. plc	40,344	596,231

Energy 0.2%
MOL Hungarian Oil and Gas Nyrt. *	8,200	680,440

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Richter Gedeon Nyrt.	1,804	271,885

		1,548,556

India 9.8%

Automobiles & Components 0.6%
Bajaj Auto Ltd.	33,948	1,091,174
Hero Honda Motors Ltd.	10,497	404,357
Mahindra & Mahindra Ltd.	30,504	425,379
Maruti Suzuki India Ltd.	9,840	183,342
Tata Motors Ltd.	115,620	383,481

		2,487,733

Banks 1.6%
Axis Bank Ltd.	42,312	769,283
Bank of Baroda	12,204	162,237
Canara Bank Ltd.	43,624	359,195
HDFC Bank Ltd.	138,580	1,177,286
Housing Development Finance Corp., Ltd.	139,400	1,717,233
ICICI Bank Ltd.	72,488	1,014,041
Oriental Bank of Commerce	43,952	224,790
State Bank of India	18,860	628,335
Union Bank of India Ltd.	32,966	133,083

		6,185,483

Capital Goods 0.7%
Adani Enterprises Ltd.	28,864	167,528
Bharat Heavy Electricals Ltd.	91,840	499,354
Crompton Greaves Ltd.	50,685	122,768
Cummins India Ltd.	11,480	78,923
Jaiprakash Associates Ltd.	153,012	181,868
Larsen & Toubro Ltd.	56,252	1,375,294
Siemens India Ltd.	10,004	131,458

		2,557,193

Consumer Durables & Apparel 0.1%
Titan Industries Ltd.	80,360	273,383

Diversified Financials 0.3%
Bajaj Holdings & Investment Ltd.	18,860	253,791
Infrastructure Development Finance Co., Ltd.	153,504	321,093
Kotak Mahindra Bank Ltd.	41,328	369,660
Reliance Capital Ltd.	26,568	143,260
Rural Electrification Corp., Ltd.	32,800	115,040
Shriram Transport Finance Co., Ltd.	6,560	63,646

		1,266,490

Energy 1.4%
Bharat Petroleum Corp., Ltd.	24,108	248,307
Cairn India Ltd. *	63,632	367,738
Coal India Ltd.	57,400	359,760
Essar Oil Ltd. *	99,548	132,337
Hindustan Petroleum Corp., Ltd.	45,592	243,047
Indian Oil Corp., Ltd.	45,264	226,515
Oil & Natural Gas Corp., Ltd.	148,912	765,454
Reliance Industries Ltd.	194,504	2,918,212
The Great Eastern Shipping Co., Ltd.	55,432	230,679

		5,492,049

Food, Beverage & Tobacco 0.8%
ITC Ltd.	720,616	2,766,928
Nestle India Ltd.	4,264	343,007
United Spirits Ltd.	10,496	139,933

		3,249,868

Household & Personal Products 0.2%
Colgate-Palmolive (India) Ltd.	13,120	251,819
Hindustan Unilever Ltd.	79,376	600,585

		852,404

Materials 0.9%
Asian Paints Ltd.	1,640	90,631
Hindalco Industries Ltd.	214,676	507,648
Jindal Steel & Power Ltd.	56,252	543,987
JSW Steel Ltd.	27,552	311,857
NMDC Ltd.	64,288	228,865
Sesa Goa Ltd.	56,580	199,420
Steel Authority of India Ltd.	85,116	131,249
Sterlite Industries (India) Ltd. ADR	73,308	590,862
Tata Chemicals Ltd.	43,952	292,017

4

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tata Steel Ltd.	32,144	235,669
Ultratech Cement Ltd.	11,480	251,766

		3,383,971

Media 0.1%
Zee Entertainment Enterprises Ltd.	85,936	205,766

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Cipla Ltd.	85,608	537,212
Dr. Reddys Laboratories Ltd.	13,448	403,917
Lupin Ltd.	50,840	461,704
Piramal Healthcare Ltd.	10,660	74,531
Sun Pharmaceutical Industries Ltd.	46,740	468,251

		1,945,615

Real Estate 0.1%
DLF Ltd.	65,108	260,968
Housing Development & Infrastructure Ltd. *	32,800	37,949
Unitech Ltd. *	82,000	36,205

		335,122

Software & Services 1.4%
HCL Technologies Ltd.	32,144	239,271
Infosys Technologies Ltd.	73,308	3,681,900
Mphasis Ltd.	9,840	60,806
Tata Consultancy Services Ltd.	40,016	852,903
Wipro Ltd. ADR (a)	51,852	497,779

		5,332,659

Telecommunication Services 0.5%
Bharti Airtel Ltd.	200,080	1,451,399
Idea Cellular Ltd. *	217,136	393,885
Reliance Communications Ltd.	32,800	46,557

		1,891,841

Transportation 0.1%
Container Corp. Of India Ltd.	3,280	56,584
Mundra Port and Special Economic Zone Ltd.	49,200	119,124

		175,708

Utilities 0.5%
Adani Power Ltd. *	81,344	111,253
GAIL India Ltd.	54,448	411,971
National Hydroelectric Power Corp., Ltd.	164,000	70,840
NTPC Ltd.	192,372	602,118
Power Grid Corp. of India Ltd.	157,604	298,423
Reliance Power Ltd. *	91,512	149,262
Tata Power Co., Ltd.	164,000	289,329
Torrent Power Ltd.	8,200	31,423

		1,964,619

		37,599,904

Indonesia 3.3%

Automobiles & Components 0.8%
PT Astra International Tbk	379,000	2,949,627

Banks 0.9%
Bank Danamon Indonesia Tbk PT	164,000	79,209
PT Bank Central Asia Tbk	1,558,000	1,351,065
PT Bank Mandiri Tbk	1,066,459	749,214
PT Bank Negara Indonesia (Persero) Tbk	492,316	205,357
PT Bank Rakyat Indonesia (Persero) Tbk	1,640,000	1,170,143

		3,554,988

Capital Goods 0.2%
PT United Tractors Tbk	328,000	840,702

Energy 0.3%
PT Adaro Energy Tbk	1,148,000	240,689
PT Bumi Resources Tbk	2,706,000	594,073
PT Tambang Batubara Bukit Asam Tbk	164,000	306,037

		1,140,799

Food, Beverage & Tobacco 0.3%
Charoen Pokphand Indonesia Tbk PT	820,000	207,025
PT Astra Agro Lestari Tbk	73,800	181,462
PT Gudang Garam Tbk	62,320	444,654
PT Indofood Sukses Makmur Tbk	597,400	308,209

		1,141,350

Household & Personal Products 0.1%
PT Unilever Indonesia Tbk	246,000	491,460

Materials 0.2%
PT Aneka Tambang Tbk	574,000	103,332
PT Indocement Tunggal Prakarsa Tbk	246,000	405,049
PT International Nickel Indonesia Tbk	410,000	137,267
PT Semen Gresik (Persero) Tbk	328,000	333,041

		978,689

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	820,000	317,289

Telecommunication Services 0.3%
PT Telekomunikasi Indonesia Tbk	1,312,000	1,058,529

Utilities 0.1%
PT Perusahaan Gas Negara	1,312,000	442,854

		12,916,287

Malaysia 4.8%

Automobiles & Components 0.1%
UMW Holdings Berhad	152,400	320,287

Banks 1.5%
Alliance Financial Group Berhad	265,800	296,866
CIMB Group Holdings Berhad	661,200	1,485,282
Hong Leong Bank Berhad	87,600	288,279
Malayan Banking Berhad	628,800	1,641,982
Public Bank Berhad - Foreign Market	428,541	1,685,312
RHB Capital Berhad	87,600	201,465

		5,599,186

Capital Goods 0.6%
Gamuda Berhad	363,000	349,467
IJM Corp. Berhad	172,500	320,741
Sime Darby Berhad	541,200	1,532,421

		2,202,629

 5

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 0.5%
Berjaya Sports Toto Berhad	152,400	199,460
Genting Berhad	346,800	1,195,825
Genting Malaysia Berhad	444,000	546,182

		1,941,467

Diversified Financials 0.2%
AMMB Holdings Berhad	330,600	617,827

Food, Beverage & Tobacco 0.5%
British American Tobacco Malaysia Berhad	16,400	239,924
IOI Corp. Berhad	596,400	940,055
Kuala Lumpur Kepong Berhad	71,400	482,964
PPB Group Berhad	71,400	360,763

		2,023,706

Materials 0.2%
Lafarge Malayan Cement Bhd	49,200	107,424
Petronas Chemicals Group Berhad	295,200	556,315

		663,739

Real Estate 0.1%
SP Setia Berhad	276,600	334,165
UEM Land Holdings Bhd *	164,000	113,513

		447,678

Telecommunication Services 0.6%
Axiata Group Berhad	807,000	1,294,856
Digi.com Berhad	656,000	726,481
Maxis Berhad	282,000	487,966

		2,509,303

Transportation 0.2%
MISC Berhad	217,760	402,840
PLUS Expressways Berhad	314,400	440,170

		843,010

Utilities 0.3%
Petronas Gas Berhad	131,200	544,861
Tenaga Nasional Berhad	246,250	437,726
YTL Power International Berhad	459,200	265,826

		1,248,413

		18,417,245

Mexico 5.7%

Banks 0.4%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	262,400	892,339
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	393,600	739,298

		1,631,637

Capital Goods 0.2%
Alfa S.A.B., A Shares	45,360	534,695
Grupo Carso S.A.B. de C.V., Series A1	131,200	313,431

		848,126

Diversified Financials 0.0%
Inmuebles Carso SAB de C.V., Series B1 *	147,600	110,938

Food & Staples Retailing 0.6%
Wal-Mart de Mexico S.A.B. de C.V., Series V	820,000	2,217,555

Food, Beverage & Tobacco 0.7%
Fomento Economico Mexicano S.A.B. de C.V.	262,400	1,800,147
Grupo Bimbo S.A.B. de C.V., Series A	196,800	408,949
Grupo Modelo S.A.B. de C.V., Series C	82,000	506,231

		2,715,327

Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	65,600	347,558

Materials 1.3%
Cemex S.A.B. de C.V., Series CPO *	1,347,202	630,378
Grupo Mexico S.A.B. de C.V., Series B	970,026	2,611,125
Industrias Penoles S.A.B. de C.V.	20,500	936,570
Mexichem S.A.B. de C.V.	114,800	403,510
Minera Frisco SAB de C.V., Series A1 *	98,400	366,168

		4,947,751

Media 0.4%
Grupo Televisa S.A., Series CPO	360,800	1,510,113

Retailing 0.2%
Grupo Elektra S.A.B. de C.V.	6,560	642,910

Telecommunication Services 1.7%
America Movil S.A.B. de C.V., Series L	5,362,800	6,409,690

Transportation 0.1%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	114,800	401,480

		21,783,085

Morocco 0.1%

Telecommunication Services 0.1%
Maroc Telecom	30,176	511,424

Pakistan 0.0%

Energy 0.0%
Oil & Gas Development Co., Ltd. GDR - Reg’d (c)	9,984	144,768

Peru 0.6%

Banks 0.3%
Credicorp Ltd.	8,364	908,498

Materials 0.3%
Companhia de Minas Buenaventura S.A. ADR	31,652	1,239,176

		2,147,674

Philippines 0.6%

Banks 0.1%
Bank of the Philippine Islands	283,959	341,115

6

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.1%
Aboitiz Equity Ventures, Inc.	114,800	102,641
SM Investments Corp.	36,080	428,460

		531,101

Diversified Financials 0.0%
Ayala Corp.	16,400	109,559

Real Estate 0.1%
Ayala Land, Inc.	984,000	351,912
SM Prime Holdings, Inc.	656,000	190,394

		542,306

Telecommunication Services 0.1%
Philippine Long Distance Telephone Co.	6,560	360,935

Utilities 0.2%
Aboitiz Power Corp.	328,000	218,065
Manila Electric Co.	73,800	397,593

		615,658

		2,500,674

Poland 1.3%

Banks 0.4%
Bank Handlowy w Warszawie S.A.	7,052	151,222
Bank Pekao S.A.	14,760	646,727
Getin Holding S.A. *	83,005	166,559
Powszechna Kasa Oszczednosci Bank Polski S.A.	73,308	733,750

		1,698,258

Energy 0.1%
Polski Koncern Naftowy Orlen S.A. *	34,932	420,467

Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	8,200	784,402

Materials 0.2%
KGHM Polska Miedz S.A.	18,696	741,916

Telecommunication Services 0.1%
Telekomunikacja Polska S.A.	79,212	438,887

Utilities 0.3%
Polska Grupa Energetyczna S.A.	149,896	960,264
Tauron Polska Energia S.A.	71,504	116,070

		1,076,334

		5,160,264

Russia 7.1%

Banks 1.0%
Sberbank of Russia *	264,040	3,129,628
VTB Bank OJSC GDR - Reg’d	153,832	670,707

		3,800,335

Consumer Durables & Apparel 0.1%
PIK Group GDR - Reg’d *	58,130	150,557

Energy 4.4%
Gazprom ADR	577,936	6,646,264
LUKOIL ADR	76,916	4,314,988
NovaTek OAO GDR - Reg’d	14,268	2,174,443
Rosneft Oil Co. GDR - Reg’d	243,868	1,775,359
Surgutneftegas ADR	89,544	856,489
Tatneft ADR	33,292	1,073,334
TMK OAO GDR - Reg’d	16,072	188,685

		17,029,562

Materials 0.8%
Mining & Metallurgical Co., Norilsk Nickel ADR	62,320	1,094,962
Novolipetsk Steel GDR - Reg’d	16,892	407,773
Severstal GDR - Reg’d	36,736	496,303
Uralkali GDR - Reg’d	30,504	1,232,057

		3,231,095

Telecommunication Services 0.5%
Mobile TeleSystems ADR	59,860	1,034,381
Rostelecom ADR *	30,176	971,667

		2,006,048

Utilities 0.3%
Federal Hydrogenerating Co. ADR	277,488	1,115,779

		27,333,376

South Africa 10.3%

Banks 1.0%
ABSA Group Ltd.	44,936	796,211
Nedbank Group Ltd.	31,980	566,173
Standard Bank Group Ltd.	197,620	2,405,968

		3,768,352

Capital Goods 0.4%
Aveng Ltd.	64,616	282,519
Barloworld Ltd.	37,228	332,806
Bidvest Group Ltd.	43,296	841,676
Reunert Ltd.	28,208	218,454

		1,675,455

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd. *	211,888	617,971

Consumer Services 0.0%
Sun International Ltd.	17,220	183,921

Diversified Financials 0.9%
African Bank Investments Ltd.	112,504	483,981
FirstRand Ltd.	532,016	1,317,107
Investec Ltd.	41,492	243,252
Remgro Ltd.	63,140	951,144
RMB Holdings Ltd.	120,212	388,894

		3,384,378

Energy 1.0%
Sasol Ltd.	76,424	3,672,032

Food & Staples Retailing 0.5%
Clicks Group Ltd.	16,400	90,113
Massmart Holdings Ltd.	13,016	265,182
Pick n Pay Stores Ltd.	34,768	187,046
Shoprite Holdings Ltd.	67,404	1,135,891
The Spar Group Ltd.	29,192	405,507

		2,083,739

Food, Beverage & Tobacco 0.3%
AVI Ltd.	63,796	294,216
Tiger Brands Ltd.	20,664	625,068

 7

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tongaat Hulett Ltd.	18,860	226,471

		1,145,755

Health Care Equipment & Services 0.2%
Life Healthcare Group Holdings Ltd.	95,940	252,918
Mediclinic International Ltd.	32,800	133,650
Netcare Ltd.	182,204	293,596

		680,164

Insurance 0.4%
Discovery Holdings Ltd.	52,808	278,165
MMI Holdings Ltd.	199,306	411,963
Sanlam Ltd.	273,060	1,010,815

		1,700,943

Materials 2.5%
AECI Ltd.	20,008	197,640
African Rainbow Minerals Ltd.	11,808	262,426
Anglo Platinum Ltd.	12,792	870,306
AngloGold Ashanti Ltd.	45,756	2,171,768
ArcelorMittal South Africa Ltd.	20,664	156,943
Exxaro Resources Ltd.	10,988	243,931
Gold Fields Ltd.	94,792	1,597,784
Harmony Gold Mining Co., Ltd.	66,420	937,979
Impala Platinum Holdings Ltd.	74,128	1,570,749
Kumba Iron Ore Ltd.	11,808	740,666
Nampak Ltd.	105,452	286,457
Pretoria Portland Cement Co., Ltd.	77,244	258,092
Sappi Ltd. *	83,148	252,049

		9,546,790

Media 0.6%
Naspers Ltd., N Shares	49,364	2,220,809

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Adcock Ingram Holdings Ltd.	25,748	193,935
Aspen Pharmacare Holdings Ltd. *	53,792	647,397

		841,332

Real Estate 0.2%
Fountainhead Property Trust	331,170	265,795
Growthpoint Properties Ltd.	260,432	591,368

		857,163

Retailing 0.6%
Imperial Holdings Ltd.	29,362	429,078
Mr. Price Group Ltd.	44,772	442,261
The Foschini Group Ltd.	36,244	474,825
Truworths International Ltd.	59,860	585,905
Woolworths Holdings Ltd.	113,324	565,728

		2,497,797

Telecommunication Services 1.3%
MTN Group Ltd.	229,600	4,121,531
Telkom South Africa Ltd.	57,072	204,363
Vodacom Group (Pty) Ltd.	54,776	618,185

		4,944,079

		39,820,680

Taiwan 12.4%

Automobiles & Components 0.2%
Cheng Shin Rubber Industry Co., Ltd.	211,600	453,434
Yulon Motor Co., Ltd.	180,000	341,806

		795,240

Banks 1.2%
Chang Hwa Commercial Bank	712,520	381,711
China Development Financial Holding Corp.	1,827,268	514,452
Chinatrust Financial Holding Co., Ltd.	1,432,989	781,854
E.Sun Financial Holding Co., Ltd.	694,946	288,673
First Financial Holding Co., Ltd.	794,071	450,269
Hua Nan Financial Holdings Co., Ltd.	887,381	501,717
Mega Financial Holding Co., Ltd.	1,169,280	751,688
SinoPac Financial Holdings Co., Ltd.	1,195,257	333,362
Taiwan Cooperative Bank (d)	897,930	546,165

		4,549,891

Capital Goods 0.2%
Far Eastern New Century Corp.	509,449	555,082
Taiwan Glass Industrial Corp.	179,700	175,061
Walsin Lihwa Corp.	656,000	193,342

		923,485

Consumer Durables & Apparel 0.2%
Giant Manufacturing Co. Ltd.	38,000	135,298
Pou Chen Corp.	494,580	366,863
Tatung Co., Ltd. *	406,126	111,262

		613,423

Diversified Financials 0.5%
Capital Securities Corp.	511,629	173,731
Fubon Financial Holding Co., Ltd.	873,952	875,882
KGI Securities Co., Ltd.	334,019	128,287
Yuanta Financial Holding Co., Ltd. *	1,341,316	652,241

		1,830,141

Energy 0.2%
Formosa Petrochemical Corp.	184,000	568,384

Food & Staples Retailing 0.1%
President Chain Store Corp.	81,000	399,219

Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	539,658	732,994

Insurance 0.3%
Cathay Financial Holding Co., Ltd.	846,716	851,378
Shin Kong Financial Holding Co., Ltd. *	1,009,151	265,487

		1,116,865

Materials 2.0%
Asia Cement Corp.	337,813	360,276
China Steel Corp.	1,386,719	1,330,351
Feng Hsin Iron & Steel Co.	60,000	93,463
Formosa Chemicals & Fibre Corp.	522,000	1,331,975
Formosa Plastics Corp.	820,000	2,146,441
Nan Ya Plastics Corp.	984,000	1,790,683
Oriental Union Chemical Corp.	50,000	61,319
Taiwan Cement Corp.	395,690	424,610
Taiwan Fertilizer Co., Ltd.	82,000	190,044

		7,729,162

Real Estate 0.0%
Cathay Real Estate Development Co. Ltd.	164,000	60,014

8

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 3.2%
Advanced Semiconductor Engineering, Inc.	820,015	716,395
Epistar Corp.	89,000	180,447
Macronix International Co., Ltd.	492,000	196,261
MediaTek, Inc.	164,099	1,512,072
MStar Semiconductor, Inc.	68,255	353,280
Novatek Microelectronics Corp.	32,000	77,328
Siliconware Precision Industries Co. ADR	104,468	479,508
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	639,600	8,263,632
United Microelectronics Corp. ADR	313,404	717,695

		12,496,618

Technology Hardware & Equipment 3.2%
Acer, Inc.	328,086	362,341
Advantech Co., Ltd.	47,500	129,191
Asustek Computer, Inc.	88,816	598,783
AU Optronics Corp. ADR	114,800	553,336
Catcher Technology Co., Ltd.	80,000	373,191
Cheng Uei Precision Industry Co., Ltd.	43,228	76,529
Chicony Electronics Co., Ltd.	66,050	99,403
Chimei Innolux Corp. *	656,000	272,495
Chunghwa Picture Tubes Ltd. *	1,804,000	85,047
CMC Magnetics Corp. *	328,000	50,714
Compal Communications, Inc.	164,000	259,249
Compal Electronics, Inc.	495,610	436,250
Coretronic Corp.	80,000	56,704
D-Link Corp.	120,000	82,682
Delta Electronics, Inc.	274,000	587,149
Foxconn Technology Co., Ltd.	180,817	522,189
HannStar Display Corp. *	492,000	24,654
Hon Hai Precision Industry Co., Ltd.	1,312,164	3,447,713
HTC Corp.	101,750	1,600,064
Inventec Co., Ltd.	498,450	165,969
Largan Precision Co., Ltd.	10,000	159,068
Lite-On Technology Corp.	328,692	350,007
Nan Ya Printed Circuit Board Corp.	15,450	34,686
Pegatron Corp.	190,441	194,943
Quanta Computer, Inc.	328,000	637,985
Synnex Technology International Corp.	170,053	398,040
Unimicron Technology Corp.	328,000	346,566
Wistron Corp.	348,468	421,613
Yageo Corp.	234,000	66,884

		12,393,445

Telecommunication Services 0.8%
Chunghwa Telecom Co. Ltd. ADR	47,560	1,589,931
Far EasTone Telecommunications Co., Ltd.	328,000	616,358
Taiwan Mobile Co., Ltd.	285,600	905,770

		3,112,059

Transportation 0.1%
China Airlines Ltd.	164,000	70,016
Eva Airways Corp.	164,000	97,050
Evergreen Marine Corp.	179,199	85,957
Yang Ming Marine Transport Corp.	179,200	67,939

		320,962

		47,641,902

Thailand 2.1%

Banks 0.7%
Bangkok Bank Public Co., Ltd. NVDR	65,600	305,165
Bank of Ayudhya Public Co., Ltd. NVDR	623,200	393,874
Kasikornbank Public Co., Ltd. NVDR	196,800	738,710
Krung Thai Bank Public Co., Ltd. NVDR	787,200	368,724
Siam Commercial Bank Public Co., Ltd. NVDR	246,000	856,304

		2,662,777

Energy 0.6%
Banpu Public Co., Ltd. NVDR	16,400	286,224
IRPC PCL NVDR	1,984,400	247,015
PTT Exploration & Production Public Co., Ltd. NVDR	164,000	818,159
PTT PCL NVDR	98,400	966,006

		2,317,404

Food & Staples Retailing 0.2%
CP ALL PCL NVDR	377,200	605,069

Food, Beverage & Tobacco 0.1%
Charoen Pokphand Foods Public Co., Ltd. NVDR	508,400	538,248

Materials 0.3%
Indorama Ventures PCL	164,000	157,844
PTT Global Chemical PCL *	171,014	359,365
The Siam Cement Public Co., Ltd. NVDR	49,200	497,209

		1,014,418

Media 0.0%
BEC World PCL	114,800	143,638

Telecommunication Services 0.2%
Advanced Info Service Public Co., Ltd. NVDR	147,600	660,578
Total Access Communication PCL	49,200	126,670

		787,248

		8,068,802

Turkey 1.3%

Banks 0.6%
Akbank T.A.S.	196,674	696,363
Turkiye Garanti Bankasi A/S	157,604	540,751
Turkiye Halk Bankasi A/S	61,828	372,764
Turkiye Is Bankasi, C Shares	197,784	409,769
Yapi ve Kredi Bankasi A/S *	127,428	214,417

		2,234,064

Capital Goods 0.1%
Dogan Sirketler Grubu Holdings A/S *	61,336	17,818
Enka Insaat ve Sanayi A/S	27,951	69,399
Koc Holding A/S	144,648	501,055

		588,272

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	90,692	286,317

 9

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 0.1%
Tupras-Turkiye Petrol Rafinerileri A/S	15,416	351,497

Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	11,808	334,921

Food, Beverage & Tobacco 0.1%
Anadolu Efes Biracilik ve Malt Sanayii A/S	30,832	375,155

Materials 0.1%
Eregli Demir ve Celik Fabrikalari TAS (Erdemir)	165,239	308,833

Real Estate 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	101,680	120,377

Telecommunication Services 0.1%
Turk Telekomunikasyon A/S	32,800	135,191
Turkcell Iletisim Hizmetleri A/S *	19,680	97,942

		233,133

Transportation 0.0%
Turk Hava Yollari Anonim Ortakligi (THY) *	119,064	156,620

		4,989,189

United Arab Emirates 0.2%

Diversified Financials 0.0%
Dubai Financial Market *	62,167	16,198

Real Estate 0.1%
Aldar Properties PJSC *	137,278	36,627
Emaar Properties PJSC	353,024	260,467

		297,094

Transportation 0.1%
DP World Ltd.	33,872	347,188

		660,480

Total Common Stock
(Cost $401,632,738)		352,700,644

Preferred Stock 8.0% of net assets

Brazil 8.0%

Banks 1.8%
Itau Unibanco Holding S.A. ADR	284,048	5,056,054
Itausa - Investimentos Itau S.A.	347,539	2,034,422

		7,090,476

Energy 2.2%
Petroleo Brasileiro S.A. ADR	346,204	8,679,334

Food & Staples Retailing 0.2%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR (a)	16,400	599,584

Food, Beverage & Tobacco 1.4%
Companhia de Bebidas das Americas ADR	154,160	5,300,021

Materials 1.9%
Bradespar S.A.	32,800	603,313
Klabin S.A.	82,000	328,500
Metalurgica Gerdau S.A.	32,800	311,575
Suzano Papel e Celulose S.A.	37,228	147,900
Usinas Siderurgicas de Minas Gerais S.A., A Shares	65,600	377,093
Vale Fertilizantes S.A.	3,280	45,025
Vale S.A. ADR	256,496	5,609,568

		7,422,974

Retailing 0.1%
Lojas Americanas S.A.	52,644	441,073

Telecommunication Services 0.0%
Telemar Norte Leste S.A.	1,640	39,129

Utilities 0.4%
AES Tiete S.A.	16,400	224,309
Centrais Eletricas Brasileiras S.A. ADR	35,752	479,077
Cia de Transmissao de Energia Electrica Paulista	3,133	86,884
Companhia Energetica de Sao Paulo, B Shares	16,400	286,733
Eletropaulo Metropolitana S.A.	16,400	298,016

		1,375,019

Total Preferred Stock
(Cost $36,305,218)		30,947,610

Other Investment Company 0.3% of net assets

United States 0.3%
State Street Institutional Liquid Reserves Fund - Institutional Class	1,098,098	1,098,098

Total Other Investment Company
(Cost $1,098,098)		1,098,098

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Corporate Bond 0.0% of net assets

India 0.0%

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dr. Reddy’s Laboratories Ltd. 9.25%, 03/24/14	285,360	280

Total Corporate Bond
(Cost $433)		280

End of Investments

10

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.1% of net assets

SSIT U.S. Government Money Market Fund	4,203,362	4,203,362

Total Collateral Invested for Securities on Loan
(Cost $4,203,362)		4,203,362

End of Collateral Invested for Securities on Loan

At 11/30/11, the tax basis cost of the fund’s investments was $439,179,586 and the unrealized appreciation and depreciation were $15,090,548 and ($69,523,502), respectively, with a net unrealized depreciation of ($54,432,954).

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $49,000 or 0.0% of net assets.
(c)	Illiquid security. At the period end, the value of these amounted to $144,768 or 0.0% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 11

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$304,913,974	$—	$—	$304,913,974
Pakistan(a)	—	—	144,768	144,768
Taiwan(a)	43,092,011	—	—	43,092,011
Banks	4,003,726	—	546,165	4,549,891
Preferred Stock(a)	30,947,610	—	—	30,947,610
Other Investment Company(a)	1,098,098	—	—	1,098,098
Corporate Bond(a)	—	280	—	280

Total	$384,055,419	$280	$690,933	$384,746,632

Other Financial Instruments
Collateral Invested for Securities on Loan	$4,203,362	$—	$—	$4,203,362

(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	November 30,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in	out	2011

Common Stock
Pakistan	$—	$—	($3,994)	$—	$—	$148,762	$—	$144,768
Taiwan	—	—	(85,202)	37,787	—	593,580	—	546,165

Total	$—	$—	($89,196)	$37,787	$—	$742,342	$—	$690,933

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2011.

REG56692NOV11

12

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Strategic Trust

By:	/s/ Marie Chandoha

Marie Chandoha
Chief Executive Officer
Date: 01/26/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	01/26/2012

By:	/s/ George Pereira
George Pereira Principal Financial Officer

Date:	01/26/2012